UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bill — 99.4% (k) (n)
1,106,352	0.00%, 06/26/08	1,105,096
3,250,163	0.00%, 07/31/08	3,248,731
2,992,820	0.00%, 10/31/08 (c) (m)	2,992,300
2,426,358	1.20%, 07/17/08 (c)	2,422,661
150,000	1.29%, 09/25/08	149,379
2,915,389	1.36%, 07/10/08 (c)	2,911,117
1,700,000	1.54%, 07/24/08	1,696,160
2,250,000	1.55%, 07/31/08	2,244,223
250,000	1.66%, 10/23/08	248,355
2,718,505	1.67%, 08/07/08	2,710,116
2,320,388	1.72%, 08/21/08	2,311,461
50,000	1.73%, 09/04/08	49,774
2,114,867	1.74%, 07/03/08	2,111,616
3,339,179	1.76%, 06/19/08	3,336,243
2,740,522	1.82%, 08/14/08	2,730,325
2,415,000	1.86%, 08/28/08	2,404,072
500,000	1.87%, 09/18/08	497,184
300,000	2.13%, 06/16/08	299,734

		33,468,547
	U.S. Treasury Note — 0.6%
200,000	5.13%, 06/30/08	200,613

	Total Investments — 100.0% (Cost $33,669,160 ) *	33,669,160
	Liabilities in Excess of Other Assets — 0.0% (g)	(10,136)

	NET ASSETS — 100.0%	$33,659,024

ABBREVIATIONS AND DEFINITIONS:

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Level 1	$ -	$ -
Level 2	33,669,160	-
Level 3	-	-
Total	$ 33,669,160	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

	Long-Term Investments — 124.8%
	Asset-Backed Securities — 8.2%
5,000	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, FRN, 2.57%, 04/25/36 (m)	4,678
188	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 3.01%, 02/15/12 (e) (m)	182
1,450	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 2.74%, 11/15/11 (m)	1,409
8,000	Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	7,792
	Capital One Prime Auto Receivables Trust,
1,352	Series 2005-1, Class A4, FRN, 2.53%, 04/15/11 (m)	1,346
3,283	Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	3,300
	Citibank Credit Card Issuance Trust,
1,555	Series 2004-A8, Class A8, 4.90%, 12/12/16 (m)	1,500
7,250	Series 2006-C4, Class C4, FRN, 2.92%, 01/09/12 (m)	6,920
	Citigroup Mortgage Loan Trust, Inc.,
1,230	Series 2003-HE3, Class A, FRN, 2.77%, 12/25/33 (m)	936
4,775	Series 2007-AHL2, Class A3A, FRN, 2.46%, 05/25/37 (m)	4,528
352	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	352
	Countrywide Asset-Backed Certificates,
3,512	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	2,817
18	Series 2004-1, Class 3A, FRN, 2.67%, 04/25/34 (m)	16
1,320	Series 2004-1, Class M1, FRN, 2.89%, 03/25/34 (m)	1,121
1,080	Series 2004-1, Class M2, FRN, 2.94%, 03/25/34 (m)	935
404	Series 2005-3, Class AF3, VAR, 4.82%, 08/25/35 (m)	402
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	884
	Countrywide Home Equity Loan Trust,
264	Series 2004-I, Class A, FRN, 2.80%, 02/15/34 (m)	186
308	Series 2004-K, Class 2A, FRN, 2.81%, 02/15/34 (m)	232
	Ford Credit Auto Owner Trust,
26	Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	26
3,150	Series 2007-A, Class A2A, 5.42%, 04/15/10 (m)	3,173
488	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	489
	GSAMP Trust,
17	Series 2004-OPT, Class A1, FRN, 2.73%, 11/25/34 (m)	14
1,040	Series 2005-WMC2, Class A2B, FRN, 2.65%, 11/25/35 (m)	1,015
6,412	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 3.18%, 10/20/14 (e) (i)	4,763
5,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, FRN 2.58%, 01/25/36 (m)	4,216
	K2 (USA) LLC,
8,000	Series 2, VAR, 5.61%, 02/15/11 (f) (i) (s) (v)	—
9,000	Series 2007-2D, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	—
8,500	Series 2007-2I, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	—
9,000	Series 2007-2J, VAR, 5.81%, 02/15/11 (f) (i) (s) (v)	—
2,500	VAR, 5.62%, 02/15/10 (f) (i) (s)	—
1,041	Lehman XS Trust, Series 2005-7N, Class 1A1A, FRN, 2.66%, 12/25/35 (m)	853
3,100	Links Finance LLC, FRN, 3.05%, 09/15/08 (e) (f) (i) (s)	—
	Long Beach Mortgage Loan Trust,
2,000	Series 2003-4, Class M1, FRN, 3.07%, 08/25/33 (m)	1,668
2,030	Series 2004-1, Class M1, FRN, 2.89%, 02/25/34 (m)	1,652
1,360	Series 2004-1, Class M2, FRN, 2.94%, 02/25/34 (m)	1,185
1,500	Series 2004-3, Class M1, FRN, 2.96%, 07/25/34 (m)	1,194
	MASTR Asset Backed Securities Trust,
2,215	Series 2006-AB1, Class A1, FRN, 2.53%, 02/25/36 (m)	2,188
5,000	Series 2006-NC1, Class A3, FRN, 2.58%, 01/25/36 (m)	4,597
3,000	MBNA Credit Card Master Note Trust, Series 2001-C2, Class C2, FRN, 3.66%, 12/15/10 (e) (m)	3,003
8,000	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, FRN, 2.52%, 06/25/37 (m)	6,837

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

	New Century Home Equity Loan Trust,
1,350	Series 2005-1, Class M1, FRN, 2.84%, 03/25/35 (m)	1,079
210	Series 2005-B, Class A2B, FRN, 2.57%, 10/25/35 (m)	210
3,920	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, FRN, 2.51%, 03/25/36 (m)	3,882
	Option One Mortgage Loan Trust,
495	Series 2003-1, Class A2, FRN, 3.23%, 02/25/33 (m)	444
311	Series 2003-5, Class A2, FRN, 2.71%, 08/25/33 (m)	274
4,676	Series 2007-4, Class 2A1, FRN, 2.48%, 04/25/37 (m)	4,442
1,888	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	1,938
2,650	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,815
1,723	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, FRN, 3.13%, 01/25/36 (m)	1,603
	Residential Asset Securities Corp.,
266	Series 2002-KS4, Class AIIB, FRN, 2.89%, 07/25/32 (m)	239
420	Series 2003-KS5, Class AIIB, FRN, 2.97%, 07/25/33 (m)	318
4,870	Series 2005-KS10, Class M1, FRN, 2.80%, 11/25/35 (m)	3,727
334	Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, FRN, 2.64%, 06/25/36 (m)	332
6,285	Triad Auto Receivables Owner Trust, Series 2006-C, Class A3, 5.26%, 11/14/11	6,223
	Wachovia Asset Securitization, Inc.,
593	Series 2002-HE2, Class A, FRN, 2.82%, 12/25/32	480
369	Series 2003-HE3, Class A, FRN, 2.64%, 11/25/33	306

	Total Asset Backed Securities (Cost $154,717)	104,721

	Collateralized Mortgage Obligations — 30.1%
	Agency CMO — 6.4%
	Federal Home Loan Mortgage Corp. REMICS,
310	Series 2508, Class PE, 5.50%, 05/15/28 (m)	313
6,509	Series 2564, Class LS, IF, IO, 5.14%, 01/15/17 (m)	438
2,977	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	231
9,897	Series 2701, Class ST, IF, IO, 4.49%, 08/15/21 (m)	759
1,266	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	14
2,030	Series 2772 Class GI, IO, 5.00%, 11/15/22 (m)	37
6,061	Series 2779, Class SM, IF, IO, 4.64%, 10/15/18 (m)	534
1,536	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	29
22,913	Series 2791, Class SI, IF, IO, 4.64%, 12/15/31 (m)	2,043
18,934	Series 2813, Class SB, IF, IO, 4.54%, 02/15/34 (m)	1,811
13,484	Series 2861, Class GS, IF, IO, 4.69%, 01/15/21 (m)	637
5,190	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	152
6,888	Series 2894, Class S, IF, IO, 4.69%, 03/15/31 (m)	659
4,391	Series 2931, Class GA, 5.00%, 11/15/28 (m)	4,452
3,726	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	241
563	Series 2980, Class QB, 6.50%, 05/15/35 (m)	583
6,967	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	442
14,838	Series 3174, Class SA, IF, IO, 5.19%, 04/15/36 (m)	1,551
24,490	Series 3199, Class AD, 6.50%, 12/15/33 (m)	25,124
45,278	Series 3316, Class SB, IF, IO, 4.69%, 08/15/35 (m)	5,119
	Federal National Mortgage Association REMICS,
5,345	Series 2004-61, Class TS, IF, IO, 4.71%, 10/25/31 (m)	351
4,034	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	330
1,449	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	1,484
6,113	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	6,256
15,727	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	16,114
2,570	Series 2007-50, Class CS, IF, 22.63%, 09/25/32 (m)	2,794
38,412	Series 2007-55, Class S, IF, IO, 4.37%, 06/25/37 (m)	2,972
	Federal National Mortgage Association, STRIPS,
15,883	Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	3,578
	Federal National Mortgage Association Whole Loan,
148	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	152
1,990	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	1,963
	Government National Mortgage Association,
187	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	1
1,712	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	20

		81,184

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

	Non-Agency CMO — 23.7%
	Adjustable Rate Mortgage Trust,
269	Series 2005-4, Class 7A2, FRN, 2.62%, 08/25/35 (m)	216
1,269	Series 2005-5, Class 6A21, FRN, 2.62%, 09/25/35 (m)	1,038
230	Series 2005-6A Class 2A1, FRN, 2.70%, 11/25/35 (m)	187
9,720	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 2.58%, 09/25/46 (m)	7,673
4,796	Citicorp Mortgage Loan Trust, Inc., Series 2007-12, Class 2A1, 6.50%, 10/25/36 (e) (m)	4,412
	Citicorp Mortgage Securities, Inc.,
2,012	Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	1,993
28,507	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	26,256
	Countrywide Alternative Loan Trust,
3,997	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	3,651
8,368	Series 2006-OA1, Class 2A1, FRN, 2.69%, 03/20/46 (m)	6,545
10,878	Series 2006-OA2, Class A1, FRN, 2.69%, 05/20/46 (m)	8,465
2,941	Series 2006-OA9, Class 1A1, FRN, 2.68%, 07/20/46 (m)	2,284
1	Series 2006-OA9, Class 2A1B, FRN, 2.68%, 07/20/46	1
121	Series 2006-OA10, Class 3A1, FRN, 2.58%, 08/25/46 (m)	95
4,278	Series 2006-OA12, Class A2, FRN, 2.69%, 09/20/46 (m)	3,198
8,784	Series 2006-OA19, Class A1, FRN, 2.66%, 02/20/47 (m)	6,860
22,350	Series 2007-18CB, Class 2A25, 6.00%, 08/25/37 (m)	17,477
11,648	Series 2007-OH1, Class A1D, FRN, 2.60%, 04/25/47 (m)	9,034
6,891	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	6,877
	CS First Boston Mortgage Securities Corp.,
384	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	339
1,619	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	1,621
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR1, Class 1A2, FRN, 2.60%, 02/25/36 (m)	5,485
8,564	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 2.79%, 10/19/45 (m)	7,040
2,727	Granite Master Issuer plc (United Kingdom), Series 2006-2, Class A4, FRN, 2.86%, 12/20/54 (m)	2,591
	Greenpoint Mortgage Funding Trust,
920	Series 2005-AR4, Class 4A1A, FRN, 2.70%, 10/25/45 (m)	760
11,795	Series 2006-OH1, Class A1, FRN, 2.57%, 01/25/37 (m)	9,264
	Harborview Mortgage Loan Trust,
3,503	Series 2005-3, Class 2A1A, FRN, 2.74%, 06/19/35 (m)	2,823
4,920	Series 2005-13, Class 2A11, FRN, 2.78%, 02/19/36 (m)	3,994
2,201	Series 2006-8, Class 2A1A, FRN, 2.64%, 08/21/36 (m)	1,722
	Indymac Index Mortgage Loan Trust,
668	Series 2004-AR7, Class A1, FRN, 2.83%, 09/25/34 (m)	537
722	Series 2005-AR14, Class 2A1A, FRN, 2.69%, 07/25/35 (m)	598
9,181	Series 2006-AR2, Class 1A1A, FRN, 2.61%, 04/25/46 (m)	7,204
21,958	Series 2006-AR2, Class 4A1, VAR, 5.94%, 09/25/36 (m)	20,602
12,669	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.50%, 09/25/37 (m)	11,164
848	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 2.77%, 05/25/35 (m)	802
2,125	Permanent Master Issuer plc (United Kingdom), Series 2006-1, Class 2A, FRN, 2.75%, 10/15/15 (m)	2,095
	RESI Finance LP (Cayman Islands),
6,294	Series 2003-C, Class B3, FRN, 3.99%, 09/10/35 (e) (m)	5,059
1,205	Series 2003-C, Class B4, FRN, 4.19%, 09/10/35 (e) (m)	954
1,334	Series 2003-D, Class B3, FRN, 3.89%, 12/10/35 (e) (m)	1,111
1,930	Series 2003-D, Class B4, FRN, 4.09%, 12/10/35 (e) (m)	1,610
2,287	Series 2005-A, Class B3, FRN, 3.17%, 03/10/37 (e) (m)	1,458
766	Series 2005-A, Class B4, FRN, 3.27%, 03/10/37 (e) (m)	462
	Residential Accredit Loans, Inc.,
839	Series 2005-QO4, Class 2AI, FRN, 2.67%, 12/25/45 (m)	684
5,940	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	5,555
40,181	Residential Funding Mortgage Securities I, Series 2007-S8, Class 1A1, 6.00%, 09/25/37 (m)	39,145
183	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	184
1,013	Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, FRN, 2.62%, 05/25/45	836
	WaMu Mortgage Pass-Through Certificates,
660	Series 2005-AR2, Class 2A21, FRN, 2.72%, 01/25/45	548
1,031	Series 2005-AR9, Class A1A, FRN, 2.71%, 07/25/45	874
1,125	Series 2005-AR15, Class A1A1, FRN, 2.65%, 11/25/45	932

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

672	Series 2005-AR17, Class A1A1, FRN, 2.66%, 12/25/45	555
5,765	Series 2007-HY4, Class 5A1, VAR, 5.64%, 11/25/36	5,525
1,291	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, FRN, 2.58%, 07/25/46	1,019
	Wells Fargo Mortgage Backed Securities Trust,
1,552	Series 2003-2, Class A6, 5.25%, 02/25/18	1,541
18,271	Series 2003-M, Class A1, FRN, 4.71%, 12/25/33	17,394
2,888	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36	2,765
30,841	Series 2007-AR4, Class A1, VAR, 6.00%, 08/25/37	30,097

		303,211

	Total Collateralized Mortgage Obligations (Cost $417,301)	384,395

	Commercial Mortgage-Backed Securities — 4.8%
	Bear Stearns Commercial Mortgage Securities,
4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m) (y)	4,464
4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m) (y)	4,005
2,515	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m) (y)	2,462
10,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, VAR, 5.77%, 06/10/46 (m)	10,073
17,235	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, VAR, 5.81%, 09/15/39 (m)	16,792
	Greenwich Capital Commercial Funding Corp.,
5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,203
5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	4,950
	LB-UBS Commercial Mortgage Trust,
77	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	77
2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,101
4,060	Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	4,119
2,254	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 2.63%, 09/15/21 (e) (m)	2,106
2,610	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.66%, 05/12/39 (m)	2,615
1,755	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,753
370	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42	361

	Total Commercial Mortgage-Backed Securities (Cost $62,704)	61,081

	Corporate Bonds — 40.7%
	Aerospace & Defense — 0.2%
1,145	L-3 Communications Corp., 5.88%, 01/15/15 (m)	1,085
2,000	United Technologies Corp.,
	FRN, 3.15%, 06/01/09 (m)	1,993

		3,078

	Auto Components — 0.2%
13	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	14
1,295	Tenneco, Inc.,
	8.13%, 11/15/15 (e)	1,308
	TRW Automotive, Inc.,
800	7.00%, 03/15/14 (e)	756
825	7.25%, 03/15/17 (e)	771

		2,849

	Automobiles — 0.7%
	Daimler Finance North America LLC,
5,280	5.88%, 03/15/11 (m)	5,381
3,425	FRN, 3.30%, 03/13/09 (m)	3,411

		8,792

	Beverages — 0.4%
1,850	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	1,841
3,150	Dr. Pepper Snapple Group, Inc., 6.82%, 05/01/18 (e) (m)	3,177

		5,018

	Capital Markets — 4.6%
1,900	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,876
3,000	Credit Suisse Guernsey Ltd. (Switzerland), FRN, 3.37%, 05/15/17 (m) (x)	2,240
2,000	Credit Suisse USA, Inc., FRN, 3.08%, 06/05/09 (m)	1,990

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

	Goldman Sachs Group, Inc. (The),
1,865	5.95%, 01/15/27 (m)	1,635
4,125	6.75%, 10/01/37 (m)	3,870
2,000	FRN, 2.69%, 06/23/09 (m)	1,980
560	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Co., PIK, 8.88%, 04/01/15 (m)	571
4,000	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (m) (x)	2,860
	Lehman Brothers Holdings, Inc.,
4,665	5.25%, 02/06/12 (m)	4,452
7,000	FRN, 2.78%, 08/21/09 (m)	6,681
2,500	FRN, 2.78%, 05/25/10 (m)	2,349
2,360	LVB Acquisition Merger Sub, Inc., PIK, 10.38%, 10/15/17 (e) (m)	2,513
	Merrill Lynch & Co., Inc.,
3,015	6.05%, 08/15/12 (m)	2,983
820	6.22%, 09/15/26 (m)	698
1,900	FRN, 3.03%, 02/06/09 (m)	1,880
2,250	FRN, 3.07%, 11/01/11 (m)	2,095
	Morgan Stanley,
5,850	5.45%, 01/09/17 (m)	5,436
1,800	5.63%, 01/09/12 (m)	1,779
7,000	FRN, 2.84%, 02/09/09 (m)	6,950
2,500	FRN, 2.87%, 05/07/10 (m)	2,433
1,400	FRN, 4.78%, 05/14/10 (m)	1,412

		58,683

	Chemicals — 0.7%
1,060	Huntsman LLC, 11.50%, 07/15/12 (m)	1,126
1,300	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	1,011
1,385	Monsanto Co., 5.88%, 04/15/38 (m)	1,310
	Nalco Co.,
1,210	7.75%, 11/15/11 (m)	1,234
1,000	8.88%, 11/15/13 (m)	1,053
	PolyOne Corp.,
765	8.88%, 05/01/12 (m)	786
800	8.88%, 05/01/12 (e) (m)	822
1,100	Terra Capital, Inc., 7.00%, 02/01/17	1,093

		8,435

	Commercial Banks — 4.9%
2,000	Banco Sabadell S.A. (Spain), FRN, 3.02%, 04/23/10 (e) (m)	1,859
3,000	Barclays Bank plc (United Kingdom), VAR, 7.43%, 12/15/17 (e) (m) (x)	2,928
5,300	Deutsche Bank AG (Germany), 5.38%, 10/12/12 (m)	5,399
1,500	Glitnir Banki HF (Iceland), FRN, 2.87%, 10/15/08 (e) (m)	1,489
	HBOS plc (United Kingdom),
5,000	VAR, 5.92%, 10/01/15 (e) (m) (x)	3,905
925	VAR, 6.66%, 05/21/37 (e) (m) (x)	726
2,675	ICICI Bank Ltd. (India), FRN, 3.25%, 01/12/10 (e) (m)	2,594
1,720	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	1,709
7,500	Korea Development Bank (South Korea), FRN, 2.82%, 04/03/10 (m)	7,480
3,400	Royal Bank of Scotland Group plc (United Kingdom), VAR, 7.64%, 09/29/17 (m) (x)	3,194
5,665	Shinsei Finance II (Cayman Islands), VAR, 7.16%, 07/25/16 (e) (m) (x)	4,022
5,140	Societe Generale (France), VAR, 5.92%, 04/15/17 (e) (m) (x)	4,473
4,500	VTB 24 Capital plc for Bank VTB 24 OJSC (Ireland), FRN, 3.82%, 12/07/09	4,382
4,625	VTB Capital S.A. for Vneshtorgbank (Russia), FRN, 3.38%, 08/01/08 (e) (m)	4,602

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

5,610	Wachovia Capital Trust III, VAR, 5.80%, 03/15/11 (x)	4,292
7,220	Wells Fargo Capital XIII, VAR, 7.70%, 03/26/13 (x)	7,237
2,335	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e)	2,333

		62,624

	Commercial Services & Supplies — 0.3%
1,320	ACCO Brands Corp., 7.63%, 08/15/15 (m)	1,214
	Allied Waste North America, Inc.,
1,065	7.25%, 03/15/15 (m)	1,057
495	Series B, 7.38%, 04/15/14 (m)	500
415	Corrections Corp. of America, 6.25%, 03/15/13 (m)	409

		3,180

	Communications Equipment — 0.3%
4,000	Cisco Systems, Inc., FRN, 2.74%, 02/20/09 (m)	3,998

	Consumer Finance — 1.2%
3,500	Discover Financial Services, FRN, 3.43%, 06/11/10 (m)	3,073
2,830	Ford Motor Credit Co. LLC, 7.80%, 06/01/12 (m)	2,504
2,250	General Electric Capital Corp., FRN, 2.94%, 10/26/09 (m)	2,245
1,335	GMAC LLC, 6.88%, 08/28/12 (m)	1,075
2,000	HSBC Finance Corp., FRN, 2.93%, 09/15/08 (m)	1,993
2,000	International Lease Finance Corp., FRN, 2.86%, 05/24/10 (m)	1,899
2,450	John Deere Capital Corp., 5.35%, 04/03/18 (m)	2,410

		15,199

	Containers & Packaging — 0.1%
615	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	637
1,130	Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12	1,051

		1,688

	Diversified Consumer Services — 0.1%
780	Service Corp. International, 7.38%, 10/01/14 (m)	784
985	Stewart Enterprises, Inc., 6.25%, 02/15/13	933

		1,717

	Diversified Financial Services — 4.5%
4,595	Allstate Life Global Funding Trusts, 5.38%, 04/30/13 (m)	4,599
	Bank of America Corp.,
4,385	5.65%, 05/01/18 (m)	4,250
3,000	VAR, 8.00%, 01/30/18 (x)	2,973
1,750	Caterpillar Financial Services Corp., FRN, 2.78%, 05/18/09 (m)	1,744
	Citigroup, Inc.,
3,280	5.50%, 04/11/13 (m)	3,266
4,870	6.00%, 08/15/17 (m)	4,775
5,000	VAR, 8.40%, 04/30/18 (m) (x)	4,956
425	Digicel Ltd. (Bermuda), 8.88%, 01/15/15 (e) (m)	390
4,615	General Electric Capital Corp., 5.88%, 01/14/38 (m)	4,193
5,035	Goldman Sachs Capital II, VAR, 5.79%, 06/01/12 (m) (x)	3,783
1,815	Mizuho JGB Investment LLC, VAR, 9.87%, 06/30/08 (e) (m) (x)	1,817
7,073	Mizuho Preferred Capital Co. LLC, VAR, 8.79%, 07/07/08 (e) (m) (x)	7,084
4,425	Pemex Finance Ltd. (Cayman Islands), 4.51%, 10/15/09	4,474

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

3,650	QBE Capital Funding II LP (United Kingdom), VAR, 6.80%, 06/01/17 (e) (m) (x)	3,162
1,250	TIAA Global Markets, Inc., FRN, 2.81%, 01/12/11 (e)	1,241
2,760	TRAINS, Series HY1-2006, VAR, 7.55%, 05/01/16 (e)	2,726
3,020	ZFS Finance USA Trust II, VAR, 6.45%, 12/15/65 (e)	2,681

		58,114

	Diversified Telecommunication Services — 2.1%
4,625	AT&T, Inc., 6.40%, 05/15/38 (m)	4,495
1,475	Nordic Telephone Co. Holdings (Denmark), 8.88%, 05/01/16 (e) (m)	1,453
94	Qwest Communications International, Inc., FRN, 6.18%, 02/15/09 (m)	93
340	Qwest Corp., 8.88%, 03/15/12 (m)	356
5,395	Sprint Capital Corp., 6.13%, 11/15/08 (m)	5,488
845	Telecom Italia Capital S.A. (Luxembourg), 7.72%, 06/04/38	850
	Telefonica Emisiones SAU (Spain),
4,610	5.86%, 02/04/13	4,647
4,000	FRN, 2.84%, 06/19/09 (m)	3,962
4,065	Verizon Communications, Inc., 6.40%, 02/15/38	3,971
1,100	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15 (e)	1,177

		26,492

	Electrical Equipment — 0.0% (g)
495	Baldor Electric Co., 8.63%, 02/15/17 (m)	505

	Electric Utilities — 1.0%
5,525	Abu Dhabi National Energy Co. (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	5,520
3,960	E.ON International Finance BV (Netherlands), 5.80%, 04/30/18 (e) (m)	3,896
600	Mirant Americas Generation LLC, 8.30%, 05/01/11 (m)	623
525	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	536
1,635	Virginia Electric and Power Co, 6.35%, 11/30/37	1,625

		12,200

	Electronic Equipment & Instruments — 0.1%
1,185	NXP BV/NXP Funding LLC (Netherlands), 9.50%, 10/15/15 (m)	1,118

	Food & Staples Retailing — 1.5%
3,500	CVS/Caremark Corp., FRN, 3.38%, 06/01/10 (m)	3,423
3,049	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	2,761
3,070	Kroger Co. (The), 6.40%, 08/15/17 (m)	3,166
3,030	Safeway, Inc., 6.35%, 08/15/17 (m)	3,125
	Wal-Mart Stores, Inc.,
2,785	5.25%, 09/01/35	2,413
3,960	5.38%, 04/05/17	4,079

		18,967

	Food Products — 0.0% (g)
520	Del Monte Corp., 6.75%, 02/15/15 (m)	503

	Gas Utilities — 0.4%
3,520	Nakilat, Inc. (Qatar), 6.07%, 12/31/33 (e) (m)	3,048
1,710	Sonat, Inc., 7.63%, 07/15/11 (m)	1,753

		4,801

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

	Health Care Equipment & Supplies — 0.1%
1,645	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (m)	1,575

	Health Care Providers & Services — 0.9%
2,225	Community Health Systems, Inc., 8.88%, 07/15/15 (m)	2,295
	HCA, Inc.,
1,145	9.25%, 11/15/16 (m)	1,209
2,500	PIK, 9.63%, 11/15/16 (m)	2,637
5,000	UnitedHealth Group, Inc., FRN, 2.78%, 06/21/10	4,738

		10,879

	Hotels, Restaurants & Leisure — 0.3%
1,860	McDonald’s Corp., 6.30%, 10/15/37 (m)	1,835
	MGM Mirage, Inc.,
1,225	5.88%, 02/27/14 (m)	1,047
830	6.75%, 04/01/13 (m)	751

		3,633

	Household Durables — 0.4%
	Beazer Homes USA, Inc.,
465	6.50%, 11/15/13 (m)	365
150	6.88%, 07/15/15 (m)	117
1,610	Jarden Corp., 7.50%, 05/01/17 (m)	1,437
1,795	Sealy Mattress Co., 8.25%, 06/15/14 (m)	1,584
1,620	Simmons Co., SUB, 10.00%, 12/15/14 (m)	1,199

		4,702

	Household Products — 0.2%
	Visant Holding Corp.,
1,140	8.75%, 12/01/13	1,134
750	SUB, 8.75%, 12/01/13 (m)	731

		1,865

	Independent Power Producers & Energy Traders — 0.2%
12	AES Corp. (The), 8.75%, 05/15/13 (m)	12
565	Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (m)	589
2,255	NRG Energy, Inc., 7.38%, 02/01/16 (m)	2,199

		2,800

	Insurance — 3.4%
2,430	American International Group, Inc., VAR, 8.17%, 05/15/58 (e) (m)	2,331
1,270	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	1,116
4,195	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	3,880
	Metropolitan Life Global Funding I,
4,950	5.13%, 04/10/13 (e) (m)	4,876
4,000	FRN, 2.76%, 05/17/10 (e) (m)	3,922
1,855	Nationwide Financial Services, 6.75%, 05/15/37 (m)	1,475
4,000	Nationwide Life Global Funding I, FRN, 2.76%, 10/09/09 (e) (m)	3,892
3,195	Principal Life Income Funding Trusts, 5.30%, 04/24/13 (m)	3,186
4,505	Protective Life Secured Trust, 3.70%, 11/24/08 (m)	4,488
6,000	Stancorp Financial Group, Inc., VAR, 6.90%, 05/29/67 (m)	4,930
7,630	Stingray Pass-Through (Cayman Islands), 5.90%, 01/12/15 (e)	1,221
4,145	Swiss RE Capital I LP (United Kingdom), VAR, 6.85%, 05/25/16 (e) (x)	3,790
6,645	XL Capital Ltd. (Cayman Islands), VAR, 6.50%, 04/15/17 (x)	4,651

		43,758

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

	IT Services — 0.4%
2,275	Iron Mountain, Inc., 6.63%, 01/01/16 (m)	2,195
	SunGard Data Systems, Inc.,
830	9.13%, 08/15/13	855
1,330	10.25%, 08/15/15	1,383

		4,433

	Leisure Equipment & Products — 0.1%
1,000	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	920

	Machinery — 0.2%
1,000	Parker-Hannifin Corp., 6.25%, 05/15/38 (m)	997
1,995	Terex Corp., 8.00%, 11/15/17	2,040

		3,037

	Media — 2.8%
1,285	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	1,221
485	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	475
	Comcast Corp.,
4,070	6.95%, 08/15/37 (m)	4,122
4,200	FRN, 3.01%, 07/14/09 (m)	4,164
1,950	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	1,511
3,000	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13 (m)	2,891
2,030	DIRECTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15 (m)	1,926
2,630	Echostar DBS Corp., 7.13%, 02/01/16 (m)	2,512
1,610	Quebecor Media, Inc. (Canada), 7.75%, 03/15/16 (m)	1,578
	Time Warner, Inc.,
6,365	5.50%, 11/15/11	6,296
4,050	FRN, 2.91%, 11/13/09	3,959
1,820	Time Warner Cable, Inc., 6.55%, 05/01/37	1,707
3,400	Viacom, Inc., FRN, 3.15%, 06/16/09 (m)	3,357
560	Videotron Ltee (Canada), 6.88%, 01/15/14	553

		36,272

	Metals & Mining — 1.2%
745	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	790
15,000	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 3.04%, 11/13/09 (e)	14,623

		15,413

	Multi-Utilities — 0.6%
3,010	Dominion Resources, Inc., 5.15%, 07/15/15 (m)	2,915
2,620	MidAmerican Energy Holdings Co., 6.50%, 09/15/37 (m)	2,638
1,135	Mirant North America LLC, 7.38%, 12/31/13 (m)	1,144
1,350	Veolia Environnement (France), 6.00%, 06/01/18	1,338

		8,035

	Multiline Retail — 0.1%
700	Neiman-Marcus Group, Inc., PIK, 9.00%, 10/15/15 (m)	716
915	Target Corp., 6.50%, 10/15/37	896

		1,612

	Oil, Gas & Consumable Fuels — 4.1%
5,000	Anadarko Petroleum Corp., FRN, 3.20%, 09/15/09 (m)	4,951
1,980	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	1,893
	Chesapeake Energy Corp.,
960	6.50%, 08/15/17 (m)	905

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

610	7.00%, 08/15/14 (m)	608
5,458	Citic Resources Finance Ltd. (Bermuda), 6.75%, 05/15/14 (e) (m)	5,212
1,650	EnCana Corp. (Canada), 6.63%, 08/15/37 (m)	1,645
5,220	Enterprise Products Operating LP, 6.30%, 09/15/17 (m)	5,194
	Gaz Capital S.A. for Gazprom (Russia),
1,350	6.51%, 03/07/22 (e)	1,273
6,110	7.29%, 08/16/37 (e) (m)	5,900
3,887	Gazprom International S.A. (Russia), 7.20%, 02/01/20	3,965
	Kinder Morgan Energy Partners LP,
3,420	5.85%, 09/15/12 (m)	3,441
1,605	6.50%, 02/01/37 (m)	1,512
1,115	Nexen, Inc. (Canada), 6.40%, 05/15/37 (m)	1,073
3,415	ONEOK Partners LP, 5.90%, 04/01/12 (m)	3,438
4,830	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	4,950
2,995	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), 5.83%, 09/30/16 (e) (m)	2,893
2,000	Valero Energy Corp., 6.63%, 06/15/37	1,849
2,150	XTO Energy, Inc., 6.38%, 06/15/38	2,060

		52,762

	Paper & Forest Products — 0.2%
	Georgia-Pacific LLC,
765	7.00%, 01/15/15 (e) (m)	761
1,200	7.70%, 06/15/15 (m)	1,191

		1,952

	Pharmaceuticals — 0.2%
2,315	GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38 (m)	2,286

	Real Estate — 0.1%
1,190	Host Hotels & Resorts LP, 7.13%, 11/01/13 (m)	1,178

	Road & Rail — 0.0% (g)
425	RSC Equipment Rental, Inc., 9.50%, 12/01/14 (m)	372
7	United Rentals North America, Inc., 6.50%, 02/15/12	6

		378

	Semiconductors & Semiconductor Equipment — 0.2%
585	Freescale Semiconductor, Inc., PIK, 9.13%, 12/15/14 (m)	502
1,750	Sensata Technologies BV (Netherlands), 8.25%, 05/01/14 (m)	1,658

		2,160

	Software — 0.1%
700	Open Solutions, Inc., 9.75%, 02/01/15 (e) (m)	578
1,285	Oracle Corp., 6.50%, 04/15/38 (m)	1,281

		1,859

	Specialty Retail — 0.2%
3,575	Home Depot, Inc., 5.88%, 12/16/36 (m)	2,956

	Textiles, Apparel & Luxury Goods — 0.1%
1,450	Hanesbrands, Inc., FRN, 8.20%, 12/15/14 (m)	1,349

	Thrifts & Mortgage Finance — 1.0%
5,800	Bancaja US Debt S.A.U. (Spain), FRN, 2.86%, 07/10/09 (e) (m)	5,565
4,000	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 3.02%, 02/01/10 (e) (m)	3,757
405	Countrywide Financial Corp., FRN, 2.82%, 03/24/09 (m)	375

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal		Security Description	Value

	1,250	Sovereign Bancorp, Inc., FRN, 3.36%, 03/01/09 (m)	1,191
	2,500	Washington Mutual Bank, FRN, 2.96%, 05/01/09 (m)	2,407

			13,295

		Tobacco — 0.1%
	1,315	Philip Morris International, Inc., 6.38%, 05/16/38 (m)	1,278

		Wireless Telecommunication Services — 0.4%
	3,100	America Movil S.A.B. de C.V. (Mexico), FRN, 2.76%, 06/27/08 (m)	3,086
	635	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	613
	530	Intelsat Jackson Holdings Ltd. (Bermuda), 9.25%, 06/15/16 (m)	535
	1,260	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (m)	1,211

			5,445

		Total Corporate Bonds (Cost $551,071)	523,793

		Foreign Government Securities — 6.0%
	6,130	Barclays Bank plc, 0.00%, 04/07/10 (linked to Government of Ghana, 0.00%, 04/07/10) (e) (i)	5,538
	5,250	Citigroup Funding, Inc., 15.00%, 03/12/12 (linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)	4,644
TRY	3,600	Credit Suisse Investment, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e)	2,771
		Federal Republic of Brazil (Brazil),
	3,885	8.00%, 01/15/18	4,439
	2,715	12.25%, 03/06/30	4,711
	720	12.25%, 03/06/30	1,274
CAD	11,695	Government of Canada (Canada), 3.75%, 06/01/12	11,978
	3,220	Government of Ukraine (Ukraine), 6.58%, 11/21/16 (e)	3,135
	5,590	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	6,395
	2,000	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	1,993
	12,000	Republic of Argentina (Argentina), FRN, 3.00%, 04/30/13	5,868
		Republic of Guatemala (Guatemala),
	3,860	9.25%, 08/01/13	4,439
	4,000	10.25%, 11/08/11	4,600
		Russian Federation (Russia),
	840	12.75%, 06/24/28	1,504
	1,335	SUB, 7.50%, 03/31/30	1,515
		United Mexican States (Mexico),
	4,550	3.41%, 01/13/09	4,559
	5,720	8.00%, 09/24/22	7,064

		Total Foreign Government Securities (Cost $76,596)	76,427

		Loan Assignments & Participations — 0.3%
		Auto Components — 0.2%
	640	Allison Transmission, Term Loan, 5.48%, 08/07/14	587
	355	Allison Transmission Term Loan B, 5.74%, 08/07/14	325
	1,700	ALLTEL Corp., Term Loan B-2, 5.55%, 05/16/15	1,575

			2,487

		Electric Utilities — 0.1%
		Texas Competitive Electric Holdings Co. LLC, Term Loan, Tranche B-2
	143	6.48%, 08/07/14	134
	852	6.60%, 08/07/14	801

			935

		IT Services — 0.0% (g)
		First Data Corp., Term Loan B1,
	901	5.14%, 09/24/14	835
	27	5.35%, 09/24/14	25
	66	5.45%, 09/24/14	61

			921

		Total Loan Assignments & Participations (Cost $4,493)	4,343

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

	Mortgage Pass-Through Securities — 30.8%
	Federal Home Loan Mortgage Corp. Gold Pool, 15 Year, Single Family,
203	6.00%, 02/01/11-04/01/11 (m)	208
	30 Year, Single Family
185	6.00%, 01/01/35 (m)	188
59	7.00%, 12/01/25 (m)	63
131	7.50%, 10/01/26-02/01/27 (m)	142
96	8.00%, 04/01/26 (m)	107
-(h)	9.75%, 11/01/08 (m)	-(h)
3,500	TBA, 5.00%, 06/15/38	3,381
42,745	TBA, 5.50%, 06/15/38	42,451
	Federal National Mortgage Association, 15 Year, Single Family,
35,500	TBA, 4.50%, 06/25/23	34,535
20,895	TBA, 5.00%, 06/25/23	20,777
31,000	TBA, 5.50%, 06/15/21	31,329
	30 Year, Single Family,
2,314	6.00%, 10/01/23-01/01/29 (m)	2,369
1,887	6.50%, 04/01/29-03/01/35 (m)	1,950
518	7.00%, 02/01/35 (m)	547
57	7.50%, 03/01/35 (m)	60
-(h)	8.00%, 08/01/22 (m)	-(h)
-(h)	8.50%, 10/01/25 (m)	-(h)
98,950	TBA, 5.00%, 06/25/38	95,580
94,635	TBA, 5.50%, 06/25/38	93,955
45,000	TBA, 6.50%, 07/25/36	46,266
	Other,
1,119	4.96%, 11/01/08 (m)	1,116
	Government National Mortgage Association Pool, 30 Year, Single Family
1,021	7.00%, 09/15/31 (m)	1,092
4	9.00%, 02/15/10-04/15/11 (m)	5
17,000	TBA, 6.00%, 06/15/38	17,303

	Total Mortgage Pass-Through Securities (Cost $397,539)	393,424

	Private Placements — 1.1%
2,871	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (i) (f)	3,007
10,311	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (i) (f)	10,720
714	200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (i) (f)	743

	Total Private Placements (Cost $13,896)	14,470

	Supranational — 0.4%
5,000	European Investment Bank, 4.88%, 02/16/16 (m) (Cost $4,994)	5,191

	U.S. Treasury Obligations — 0.8%
	U.S. Treasury Bonds,
510	5.00%, 05/15/37 (m)	534
100	7.25%, 05/15/16 (k) (m)	122
1,275	U.S. Treasury Inflation Indexed Notes, 2.13%, 04/30/10 (k) (m)	1,264
	U.S. Treasury Notes,
450	1.75%, 03/31/10 (k) (m)	443
1,005	2.00%, 02/28/10 (k) (m)	995
55	2.13%, 01/31/10 (m)	55
225	3.38%, 10/15/09 (k) (m)	228
810	3.50%, 02/15/10 (k) (m)	823
820	3.88%, 05/15/09 (k) (m)	833
565	3.88%, 05/15/18 (m)	557
340	4.00%, 02/15/15 (k) (m)	347
700	4.13%, 08/15/08 (k) (m)	703
520	4.38%, 11/15/08 (k) (m)	526

JPMorgan Bond Fund

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal	Security Description	Value

985	4.50%, 09/30/11 (k) (m)	1,028
85	4.63%, 07/31/09 (k) (m)	87
615	4.88%, 08/15/09 (k) (m)	633
740	5.00%, 07/31/08 (k) (m)	744

	Total U.S. Treasury Obligations (Cost $9,796)	9,922

Shares

	Preferred Stocks — 1.4%
	Insurance — 0.5%
6,730	Axis Capital Holdings Ltd. (Bermuda), 7.50%, 12/01/15 (m) (x)	6,337
	U.S. Government Agency Securities — 0.9%
240	Freddie Mac 8.38%, 12/31/12 (m) (x)	6,024
240	Fannie Mae 8.25%, 12/31/10 (m) (x)	5,844

	Total Preferred Stocks (Cost $19,119)	18,205

	Total Long-Term Investments (Cost $1,712,226)	1,595,972

Number of Contracts

	Options Purchased — 0.9%
	Call Options Purchased — 0.0% (g)
35	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.63, American Style	-(h)
514	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.25, American Style	196
485	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	115

Notional Amount

	Receiver Options Purchased on Interest Rate Swaps:
222,690	Expiring 11/28/08. If exercised the Fund pays quarterly floating 3 month LIBOR and receives semi-annually 2.43% expiring 12/02/09, European style. Counterparty: Deutsche Bank AG, New York (r)	-(h)
445,380	Expiring 11/28/08. If exercised the Fund pays quarterly floating 3 month LIBOR and receives semi-annually 3.43% expiring 12/02/09, European style. Counterparty: Deutsche Bank AG, New York (r)	-(h)

	Total Call Options Purchased	311

	Interest Rate Caps & Floors — 0.1%
224,054	Fund receives quarterly the excess of floating 3 month LIBOR above 3.50%, expiring 06/18/09. Counterparty: Royal Bank of Scotland	264
224,054	Fund receives quarterly the excess of 3.50% above floating 3 month LIBOR, expiring 06/18/09. Counterparty: Royal Bank of Scotland	1,399

	Total Interest Rate Caps & Floors	1,663

	Receiver/Payer Straddles on Interest Rate Swaps — 0.7%
24,807	Expiring 04/02/09. If exercised the Fund pays/receives semi-annually 4.53% and receives/pays quarterly floating 3 month LIBOR expiring 04/06/19, European style. Counterparty: BNP Paribas (r)	1,783
30,086	Expiring 04/16/09. If exercised the Fund pays/receives semi-annually 4.74% and receives/pays quarterly floating 3 month LIBOR expiring 04/20/19, European style. Counterparty: Royal Bank of Scotland (r)	2,080
28,646	Expiring 04/28/09. If exercised the Fund pays/receives semi-annually 4.73% and receives/pays quarterly floating 3 month LIBOR expiring 04/30/19, European style. Counterparty: Deutsche Bank AG, New York (r)	2,005
30,108	Expiring 05/11/09. If exercised the Fund pays/receives semi-annually 4.61% and receives/pays quarterly floating 3 month LIBOR expiring 05/13/19, European style. Counterparty: Goldman Sachs Capital Management (r)	2,192

	Total Receiver/Payer Straddles on Interest Rate Swaps	8,060

Number of Contracts

	Put Options Purchased — 0.1%
187	5 year U.S. Treasury Note Futures, Expiring 06/20/08 @ $110.50, American Style	187
187	5 Year U.S. Treasury Note Futures, Expiring 06/20/08 @ $111.00, American Style	251

Notional Amount

	Payer Options Purchased on Interest Rate Swaps:
36,150	Expiring 06/12/08. If exercised the Fund pays semi-annually 5.13% and receives quarterly floating 3 month LIBOR expiring 06/16/38, European style. Counterparty: Royal Bank of Scotland (r)	385
30,660	Expiring 07/15/08. If exercised the Fund pays quarterly 4.99% and receives semi-annually floating 3 month LIBOR expiring 07/17/38, European style. Counterparty: Barclays Bank plc (r)	591

	Total Put Options Purchased	1,414

	Total Options Purchased (Cost $15,056)	11,448

Shares

Short-Term Investments — 6.9%
Investment Company — 6.6%
84,790	JPMorgan Prime Money Market Fund Institutional Class (b) (m) (Cost $84,790)	84,790

JPMorgan Bond Fund

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal Amount

	U.S. Treasury Obligation — 0.3%
3,665	U.S. Treasury Bill, 1.30%, 06/19/08 (k) (m) (n) (Cost $3,662)	3,662

	Total Short-Term Investments (Cost $88,452)	88,452

	Total Investments — 132.6% (Cost $1,815,734)	1,695,872
	Liabilities in Excess of Other Assets — (32.6)%	(417,168)

	NET ASSETS — 100.0%	1,278,704

Percentages indicated are based on net assets.

JPMorgan Bond Fund

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
73	3 Month LIFFE	June, 2008	17,023	(28)
328	Euro-Bobl	June, 2008	54,555	(1,244)
155	30 Day Federal Funds	August, 2008	63,279	(95)
277	30 Day Federal Funds	September, 2008	113,062	(85)
332	2 Year U.S. Treasury Note	September, 2008	69,928	(152)
267	5 Year U.S. Treasury Note	September, 2008	29,353	(209)
809	10 Year U.S. Treasury Note	September, 2008	90,937	(380)
57	U.K.Treasury Gilt	September, 2008	11,947	(45)
384	U.S. Treasury Bond	September, 2008	43,584	(495)
252	30 Day Federal Funds	November, 2008	102,753	(45)
2,242	90 Day Eurodollar	December, 2008	543,068	(220)
102	90 Day Eurodollar	March, 2009	24,652	(74)
279	90 Day Eurodollar	June, 2009	67,256	(259)
552	90 Day Sterling	June, 2009	128,686	(508)

	Short Futures Outstanding
(47)	10 Year Swap	June, 2008	(5,181)	78
(12)	Euro-Bund	June, 2008	(2,089)	57
(95)	Eurodollar	June, 2008	(23,108)	69
(319)	30 Day Federal Funds	July, 2008	(130,265)	182
(61)	10 Year Canadian Bond	September, 2008	(7,223)	21
(82)	10 Year Swap	September, 2008	(8,988)	(50)
(864)	10 Year U.S. Treasury Note	September, 2008	(97,119)	416
(159)	2 Year U.S. Treasury Note	September, 2008	(33,489)	71
(1,044)	5 Year U.S. Treasury Note	September, 2008	(114,775)	600
(59)	Eurodollar	September, 2008	(14,331)	(60)
(98)	U.S. Treasury Bond	September, 2008	(11,123)	146
(105)	3 Month EURIBOR	December, 2008	(38,803)	2
(43)	Eurodollar	December, 2008	(10,416)	15
(43)	Eurodollar	March, 2009	(10,393)	(37)
(43)	Eurodollar	June, 2009	(10,366)	128
(43)	Eurodollar	September, 2009	(10,342)	150
(43)	Eurodollar	December, 2009	(10,317)	(9)
(279)	Eurodollar	June, 2010	(66,723)	349

				(1,711)

1

JPMorgan Bond Fund

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

12,200	CAD	06/30/08	12,107	12,274	(167)
1,400	EUR	06/30/08	2,201	2,175	26

					(141)

1

JPMorgan Bond Fund

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE	Cusip

(1,590)	FHLMC, 30 Year, Single Family, TBA, 6.00%, 06/15/38	(1,614)	02R060662
(29,265)	FNMA, 30 Year, Single Family, TBA, 5.00%, 07/25/38	(28,204)	01F050676
(18,200)	FNMA, 30 Year, Single Family, TBA, 6.00%, 06/25/23	(18,678)	01F060469
(16,910)	FNMA, 30 Year, Single Family, TBA, 6.00%, 06/25/38	(17,153)	01F060667
(117,150)	FNMA, 30 Year, Single Family, TBA, 6.50%, 06/25/38	(120,774)	01F062663
(3,900)	GNMA, 30 Year, Single Family, TBA, 6.50%, 06/15/38	(4,027)	01N062664

	(Proceeds received of $191,513.)	(190,450)

1

JPMorgan Bond Fund

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

	Options Written

	Call Options Written

	DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

BOSEDU8C3	90 Day Eurodollar Futures, American Style	97.50	09/15/08	514	(35)
BOSEDU8C1	90 Day Eurodollar Futures, American Style	97.75	09/15/08	29	(5)
BOSEDU8C4	90 Day Eurodollar Futures, American Style	98.00	09/15/08	456	(17)
BOSEDZ8C3	90 Day Eurodollar Futures, American Style	98.00	12/15/08	970	(91)
BOS0EM8C6	1 Year Eurodollar Mid-Curve, American Style	97.63	06/13/08	35	-(h )

	(Premiums received of $825.)				(148)

	Receiver Options on Interest Rate Swaps*

	COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

0653299SD	Deutsche Bank AG, New York	2.93% semi-annually	11/28/08	12/02/09	890,760	-(h )

	(Premiums received of $1,594.)

	Receiver/Payer Straddles on Interest Rate Swaps*

	COUNTERPARTY	EXERCISE RATE*** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

0637049SD	Deutsche Bank AG, New York	4.53% semi-annually	07/28/08	07/30/18	34,162	(1,249)
0630049SD	Goldman Sachs Capital Management	4.30% semi-annually	07/07/08	07/09/18	24,807	(965)
0571119SD	Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	184,845	(977)
0642869SD	Royal Bank of Scotland	4.53% semi-annually	08/13/08	08/15/18	36,595	(1,498)

	(Premiums received of $5,215.)					(4,689)

	Put Options Written

	DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

BOS0EN8P1	1 Year Eurodollar Mid-Curve, American Style	95.75	07/11/08	514	(129)

	(Premiums received of $74.)

	Payer Options on Interest Rate Swaps*

	COUNTERPARTY	EXERCISE RATE**** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

0587349SD	Barclays Bank plc	3.90% semi-annually	07/15/08	07/17/13	83,925	(1,655)
0618939SD	Royal Bank of Scotland	3.83% semi-annually	06/12/08	06/16/13	95,132	(1,695)

	(Premiums received of $2,065.)					(3,350)

*	European Style
**	The Fund would receive a floating rate based on 3 month LIBOR, if exercised.
***	The Fund would pay/receive a floating rate based on 3 month LIBOR, if exercised.
****	The Fund would pay a floating rate based on 3 month LIBOR, if exercised.

JPMorgan Bond Fund

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

	Interest Rate Swaps

		RATE TYPE (r)

	SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

0439699B/SD	Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	47,700	(3,634)
0516119B/SD	Barclays Bank plc	5.10% semi-annually	3 month LIBOR quarterly	07/18/12	41,680	(2,324)
0643969B/SD	Credit Suisse International	4.91% semi-annually	3 month LIBOR quarterly	05/19/38	6,628	166
0640799B/SD	Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	11/07/10	47,545	(172)
0596129B/SD	Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	04/30/13	44,150	(1,173)
0596289B/SD	Deutsche Bank AG, New York	4.25% semi-annually	3 month LIBOR quarterly	04/30/18	24,240	771
0640989B/SD	Deutsche Bank AG, New York	4.61% semi-annually	3 month LIBOR quarterly	11/07/18	11,235	168
0556959B/SD	Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	41,625	(1,143)
0520389B/SD	Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/22/17	5,085	(329)
0457579B/SD	Union Bank of Switzerland AG	5.69% semi-annually	3 month LIBOR quarterly	06/22/17	9,710	(976)

						(8,646)

	Credit Default Swaps

	REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE		NOTIONAL AMOUNT	VALUE

0442649B/SD	Banca Italease S.p.A., 5.16%, 02/18/12	Deutsche Bank AG, New York	Sell	0.85% quarterly	06/20/08		23,500	(11)
0592309B/SD	CDX.EM.8	Lehman Brothers Special Financing [1]	Buy	1.75% semi-annually	12/20/12		19,130	57
0594659B/SD	CDX.EM.8	Lehman Brothers Special Financing [2]	Buy	1.75% semi-annually	12/20/12		9,570	30
0597219B/SD	CDX.EM.8	Lehman Brothers Special Financing [3]	Buy	1.75% semi-annually	12/20/12		7,600	26
0625639B/SD	CDX.EM.9	Barclays Bank plc [4]	Buy	2.65% semi-annually	06/20/13		90	(3)
0645969B/SD	CDX.EM.9	Barclays Bank plc [5]	Buy	2.65% semi-annually	06/20/13		330	(8)
0625529B/SD	CDX.EM.9	HSBC Bank, N.A. [6]	Buy	2.65% semi-annually	06/20/13		640	(18)
0625269B/SD	CDX.EM.9	Merrill Lynch Capital Services [7]	Buy	2.65% semi-annually	06/20/13		2,870	(82)
0634279B/SD	CDX.NA.IG.10	Goldman Sachs Capital Management [8]	Buy	1.55% quarterly	06/20/13		40,000	(1,003)
0634339B/SD	CDX.NA.IG.10	Goldman Sachs Capital Management [9]	Buy	1.55% quarterly	06/20/13		49,500	(1,241)
0644529B/SD	CDX.NA.IG.10	Lehman Brothers Special Financing [10]	Buy	1.55% quarterly	06/20/13		30,000	(718)
0634249B/SD	CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [11]	Sell	3.50% quarterly	06/20/13		10,000	502
0634479B/SD	CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [12]	Sell	3.50% quarterly	06/20/13		12,375	621
0505659B/SD	Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	5.00% quarterly	09/20/08		11,300	10
0512889B/SD	Countrywide Home Loans, Inc., 4.00%, 03/22/11	Union Bank of Switzerland AG	Sell	6.15% quarterly	09/20/08		10,000	67
0271869B/SD	Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	1.69% semi-annually	11/20/11		1,500	(38)
0380899B/SD	Ispat Inland ULC, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	0.17% quarterly	06/20/08		10,900	(1)
0624139B/SD	iTraxx.EUR.9.1	Deutsche Bank AG, New York [13]	Buy	1.65% quarterly	06/20/13	EUR	31,760	(2,390)
0640169B/SD	iTraxx.EUR.9.1	Deutsche Bank AG, New York [14]	Buy	1.65% quarterly	06/20/13	EUR	46,300	(2,846)
0617659B/SD	iTraxx.EUR.SRF.8.1	Deutsche Bank AG, New York [15]	Buy	0.45% quarterly	12/20/12	EUR	31,710	207
0490799B/SD	Kazkommertzbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Sell	1.75% semi-annually	08/20/08		9,050	(63)
0490929B/SD	Kazkommertzbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Buy	3.00% semi-annually	08/20/12		1,810	193
0417429B/SD	Petroleos de Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	2.59% semi-annually	05/20/12		1,410	(154)
0374959B/SD	Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12		5,150	(170)
0371579B/SD	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.54% semi-annually	03/20/12		8,800	(312)
0374809B/SD	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12		3,710	(121)
0497039B/SD	Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.68% semi-annually	08/20/12		3,330	(120)
0508799B/SD	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.66% semi-annually	08/20/12		9,160	(339)
0511809B/SD	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.71% semi-annually	08/20/12		4,340	(151)
0467539B/SD	Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.45% semi-annually	07/20/12		1,720	41
0471709B/SD	Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.46% semi-annually	07/20/12		11,940	279
0497909B/SD	Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	2.39% semi-annually	08/20/12		4,400	(52)
0511669B/SD	Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.94% semi-annually	08/20/12		4,130	24
0344299B/SD	Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09		18,385	(52)
0351889B/SD	Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09		1,875	(10)
0344199B/SD	Russian Federation, 12.75%, 06/24/28	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09		18,385	(6)
0351749B/SD	Russian Federation, 12.75%, 06/24/28	Credit Suisse International	Buy	0.30% semi-annually	03/20/09		1,875	-(h)
0073189B/SD	Russian Federation, 12.75%, 06/24/28	Merrill Lynch Capital Services	Sell	1.40% semi-annually	04/20/10		3,930	86
0083979B/SD	Russian Federation, 12.75%, 06/24/28	Deutsche Bank AG, New York	Sell	1.05% semi-annually	06/20/10		8,000	114
0088029B/SD	Russian Federation, 12.75%, 06/24/28	Deutsche Bank AG, New York	Sell	1.01% semi-annually	07/20/10		6,000	65
0384549B/SD	Southwest Airlines Co., 6.5%, 03/01/12	Bank of America	Buy	0.58% quarterly	06/20/14		6,900	332
0073229B/SD	United Mexican States, 7.50%, 04/08/33	Merrill Lynch Capital Services	Buy	1.12% semi-annually	04/20/10		3,930	(75)
0084019B/SD	United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	1.06% semi-annually	06/20/10		8,000	(148)
0087989B/SD	United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	0.96% semi-annually	07/20/10		6,000	(82)
0404359B/SD	VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Merrill Lynch Capital Services	Sell	0.64% semi-annually	05/20/12		4,700	(236)

								(7,796)

	[1] Premiums paid of $590.
	[2] Premiums paid of $208.
	[3] Premiums paid of $136.
	[4] Premiums received of $12.
	[5] Premiums received of $361.
	[6] Premiums received of $20.
	[7] Premiums received of $47.
	[8] Premiums received of $1,008.
	[9] Premiums received of $1,137.
	[10] Premiums received of $960.
	[11] Premiums received of $458.
	[12] Premiums received of $528.
	[13] Premiums received of $421.
	[14] Premiums received of $2,925.
	[15] Premiums received of $2,077.

	Price Lock Swaps

	SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

0619249B/SD	Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	105.84	06/10/08	47,700	(1,328)
0623059B/SD	Bank of America (b)	Northern Rock plc, 5.63%, 06/22/17	105.11	06/19/08	14,795	(996)
0631799B/SD	Barclays Bank plc (b)	Nationwide Building Society, 5.50%, 07/18/12	103.70	07/16/08	41,410	(759)
0651669B/SD	BNP Paribas (a)	U.S. Treasury Note, 4.75%, 08/15/17	106.26	06/26/08	13,575	151
0651769B/SD	BNP Paribas (b)	U.S. Treasury Inflation Index Note, 2.63%, 07/15/17	110.33	06/26/08	12,295	(107)
0653039B/SD	Citibank, N.A. (a)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.47	07/07/08	28,150	—
0652249B/SD	Citibank, N.A. (a)	FNMA, 30 Year, Single Family, TBA, 5.50%	98.69	07/07/08	73,330	(237)
0638219B/SD	Citibank, N.A. (b)	FNMA, 30 Year, Single Family, TBA, 6.00%	102.16	06/05/08	15,600	(111)
0638429B/SD	Citibank, N.A. (b)	FNMA, 30 Year, Single Family, TBA, 6.50%	103.40	06/05/08	60,000	(176)
0643799B/SD	Credit Suisse International (b)	FHLB, 5.38%, 05/18/16	106.11	08/15/08	40,910	(420)
0644239B/SD	Credit Suisse International (b)	U.S. Treasury Bond, 4.38%, 02/15/38	95.61	08/18/08	6,685	(83)
0640599B/SD	Deutsche Bank AG, New York (a)	FNMA, 30 Year, Single Family, TBA, 6.00%	101.95	06/05/08	4,405	22
0642799B/SD	Deutsche Bank AG, New York (a)	FNMA, 15 Year, Single Family, TBA, 5.50%	101.34	06/10/08	74,000	185
0652979B/SD	Deutsche Bank AG, New York (a)	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	101.41	07/07/08	93,145	—
0638289B/SD	Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, Single Family, TBA, 5.00%	98.47	06/05/08	77,000	(1,395)
0639239B/SD	Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, Single Family, TBA, 5.50%	100.41	06/05/08	31,650	(341)
0637649B/SD	Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, Single Family, TBA, 6.50%	103.25	06/05/08	49,500	(19)
0640079B/SD	Deutsche Bank AG, New York (b)	FNMA, 15 Year, Single Family, TBA, 5.50%	100.16	06/05/08	50,000	(430)
0639279B/SD	Deutsche Bank AG, New York (b)	FNMA, 30 Year, Single Family, TBA, 6.50%	103.25	06/05/08	136,650	(192)
0640069B/SD	Deutsche Bank AG, New York (b)	FNMA, 30 Year, Single Family, TBA, 6.50%	103.34	06/05/08	50,000	(113)
0640669B/SD	Deutsche Bank AG, New York (b)	FNMA, 15 Year, Single Family, TBA, 5.00%	100.47	06/10/08	8,000	(83)
0639969B/SD	Deutsche Bank AG, New York (b)	FNMA, 15 Year, Single Family, TBA, 6.00%	102.84	06/10/08	52,000	(114)
0642079B/SD	Deutsche Bank AG, New York (b)	GNMA, 30 Year, Single Family, TBA, 6.00%	102.75	06/12/08	12,000	(145)
0642849B/SD	Deutsche Bank AG, New York (b)	GNMA, 30 Year, Single Family, TBA, 6.50%	103.63	06/12/08	18,000	(63)
0643199B/SD	Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	102.05	06/23/08	10,495	(82)
0648199B/SD	Deutsche Bank AG, New York (b)	U.S. Treasury Note, 4.25%, 11/15/17	102.23	06/25/08	50,000	(426)
0652269B/SD	Deutsche Bank AG, New York (b)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.09	07/07/08	11,000	32
0642469B/SD	Lehman Brothers Special Financing (a)	GNMA, 30 Year, Single Family, TBA, 6.00%	102.69	06/12/08	18,000	159
0652309B/SD	Lehman Brothers Special Financing (a)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.00	07/07/08	134,985	(516)
0638719B/SD	Lehman Brothers Special Financing (b)	FNMA, 30 Year, Single Family, TBA, 6.50%	103.25	06/05/08	21,800	(31)
0642639B/SD	Lehman Brothers Special Financing (b)	FNMA, 15 Year, Single Family, TBA, 6.00%	102.91	06/10/08	36,600	(103)
0642059B/SD	Morgan Stanley Capital Services (a)	FNMA, 15 Year, Single Family, TBA, 6.00%	103.06	06/10/08	65,000	284
0639829B/SD	Morgan Stanley Capital Services (b)	FNMA, 30 Year, Single Family, TBA, 5.00%	98.06	06/05/08	31,000	(445)
0637529B/SD	Union Bank of Switzerland AG (b)	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	101.91	06/05/08	81,100	(298)
0639919B/SD	Union Bank of Switzerland AG (b)	FNMA, 30 Year, Single Family, TBA, 5.50%	100.28	06/05/08	8,300	(82)
0637179B/SD	Union Bank of Switzerland AG (b)	FNMA, 30 Year, Single Family, TBA, 6.00%	101.88	06/05/08	15,000	(64)
0638389B/SD	Union Bank of Switzerland AG (b)	FNMA, 30 Year, Single Family, TBA, 6.50%	103.31	06/05/08	48,000	(97)

						(8,423)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at expiration.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at expiration.

1

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	12,552
Aggregate gross unrealized depreciation	(132,414)

Net unrealized appreciation/depreciation	(119,862)

Federal income tax cost of investments	1,815,734

ABBREVIATIONS AND DEFINITIONS:
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
EURIBOR	Euro Interbank Offered rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
GNMA	Government National Mortgage Association
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceeds yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and prinipal components of eligible notes and bonds as separate securities.

TRAINS	Targeted Return Index
SUB	Step Up Bond. The interest rate shown is the rate in effect as of May 31, 2008.
TBA	To Be Announced
TRY	New Turkish Lira
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144a of the Investment Company Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees, the Fund owns fair valued securities with a value of less than $14,470 which amounts to less than 1.1% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than 1,000 (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rate shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payments.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2008.

(y)	Subsequent to March 16, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPM Bond Fund

Level 1	$85,540	$(277)	$2,310	$(4,162)

Level 2	1,595,862	(198,489)	8,232	(24,077)

Level 3	14,470	—	—	—

Total	$1,695,872	$(198,766)	$10,542	$(28,239)

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
JPM Bond Fund

Balance as of 2/29/08	$24,117	$—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	(6,506)	—

Net purchases (sales)	(3,141)	—

Net transfers in (out) of Level 3	—	—

Balance as of 05/31/08	$14,470	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan California Municipal Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Commercial Paper — 3.3% (n)

California — 3.3%
5,000	Los Angeles Department of Airports,
	1.85%, 06/10/08	5,000
6,500	Olcese Water,
	1.90%, 07/10/08	6,500
8,000	Riverside County, California Transportation Authority,
	2.05%, 06/05/08	8,000
5,000	San Diego County Water Authority,
	1.98%, 07/09/08	5,000
3,000	San Francisco Public Utilities,
	2.25%, 06/09/08	3,000
	State of California,
3,000	1.55%, 06/10/08	3,000
5,000	1.96%, 06/13/08	5,000
	Total Commercial Paper
	(Cost $35,500)	35,500

Annual Demand Note — 1.0%

California — 1.0%
10,275	Eclipse Funding Trust, Solar Eclipse,
	Series 2007-0039, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.60%, 09/20/08
	(Cost $10,275)	10,275

Daily Demand Notes — 8.9%

California — 8.9%
	California Housing Finance Agency, Home Mortgage,
700	Series E, Rev., VRDO, AMT, 1.36%, 06/02/08	700
250	Series J, Rev., VRDO, FSA, LIQ: Lloyds TSB Bank plc, 1.34%, 06/02/08	250
700	Series H, Rev. VRDO, AMT, 1.41%, 06/02/08	700
700	Series K, Rev., VRDO, AMT, 1.35%, 06/02/08	700
3,695	Series M, Rev., VRDO, AMT, 1.36%, 06/02/08	3,695
	California Housing Finance Agency, Multi Family Housing,
940	Series III-D, Rev., GO, VRDO, AMT, 1.65%, 06/02/08	940
500	Series A, Rev., GO, VRDO, AMT, 1.41%, 06/02/08	500
1,150	Series A, Rev., VRDO, AMT, 1.48%, 06/02/08	1,150
855	Series A, Rev., VRDO, LOC: Helaba Trust GmbH, 1.48%, 06/02/08	855
1,510	Series B, Rev., VRDO, LOC: Helaba Trust GmbH, 0.83%, 06/02/08	1,510
4,400	Series C, Rev., GO, VRDO, AMT, 1.65%, 06/02/08	4,400
1,980	Series D, Rev., GO, VRDO, 1.40%, 06/02/08	1,980
1,400	California Municipal Finance Authority, Chevron USA, Inc. Project,
	Rev., VRDO, 1.00%, 06/02/08	1,400
500	California Pollution Control Financing Authority, Atlantic Richfield Co. Project,
	Series A, Rev., VRDO, 1.50%, 06/02/08	500
920	California Pollution Control Financing Authority, ExxonMobil Project,
	PCR, Rev., VRDO, 0.74%, 06/02/08	920
4,470	California Rural Home Mortgage Finance Authority,
	Series A, Rev., VRDO, AMT, 1.41%, 06/02/08	4,470
	California State Department of Water Resources

8,335	Series B-2, Rev., VRDO, LOC: BNP Paribas, 1.40%, 06/02/08	8,335
3,950	Series B-5, Rev., VRDO, LOC: Bayerische Landesbank, 1.09%, 06/02/08	3,950
550	Subseries F-5, Rev., VRDO, LOC: Citibank N.A., 1.40%, 06/02/08	550
12,400	California Statewide Communities Development Authority, John Muir Health,
	Series A, Rev., VRDO, LOC: UBS AG, 1.25%, 06/02/08	12,400
	City of Irvine, Improvement Bond Act of 1915,
850	Series A, No. 00-18, Special Assessment, VRDO, LOC: Bank of New York, 1.25%, 06/02/08	850
5,200	Series A, No. 85-7-A, Reassessment, VRDO, FSA, 1.00%, 06/02/08	5,200
3,600	No. 97-17, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 1.25%, 06/02/08	3,600
175	City of Los Angeles, Multi-Family Housing, Loans to Lender Program,
	Series A, Rev., VRDO, LOC: FHLB, 1.38%, 06/02/08	175
1,800	Irvine Ranch Water District, Capital Improvements Project,
	COP, DATES, VRDO, LOC: Landesbank Baden, 0.83%, 06/02/08	1,800
200	Irvine Ranch Water District, Consolidated Bonds,
	Rev., DATES, VRDO, LOC: Landesbank Hessen, 3.60%, 06/02/08	200
3,900	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments,
	Series A, Rev., VRDO, LOC: Bank of America, N.A., 1.36%, 06/02/08	3,900
1,000	Los Angeles Department of Water & Power,
	Subseries B-3, Rev., VRDO, 1.15%, 06/02/08	1,000
1,700	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport,
	Series LAX-2, Rev., VRDO, LOC: Societe Generale, 0.96%, 06/02/08	1,700
	Metropolitan Water District of Southern California,
3,000	Series B-3, Rev., VRDO, 1.09%, 06/02/08	3,000
1,800	Series C-2, Rev., VRDO, 1.40%, 06/02/08	1,800
	Orange County Sanitation District,
1,645	Series A, COP, VRDO, 1.25%, 06/02/08	1,645
5,000	Series B, COP, VRDO, 1.25%, 06/02/08	5,000
2,755	Southern California Home Financing Authority,
	Series A, Rev., VRDO, AMT, 1.41%, 06/02/08	2,755
	State of California, Economic Recovery,
1,450	Series C-1, GO, VRDO, State GTD, 1.30%, 06/02/08	1,450
1,595	Series C-5, GO, VRDO, State GTD, 0.83%, 06/02/08	1,595
	State of California, Kindergarten/University Project,
1,600	Series A-1, GO, VRDO, LOC: Citibank N.A., 1.15%, 06/02/08	1,600
6,795	Series A-3, GO, VRDO, LOC: Citibank N.A., 1.35%, 06/02/08	6,795
100	Series B-2, GO, VRDO, LOC: Citibank N.A., 1.15%, 06/02/08	100
300	State of California, Municipal Securities Trust Receipts,
	Series SGA 135, GO, VRDO, AMBAC TCRS, LIQ: Societe Generale, 3.00%, 06/02/08	300
	Total Daily Demand Notes
	(Cost $94,370)	94,370

Municipal Bonds — 9.0%

California — 5.8%
5,815	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
	Series F, Rev., 5.00%, 04/01/09	5,974
5,000	California Communities Note Program
	Series A-3, Rev., TRAN, 4.50%, 06/30/08	5,004
8,000	California Statewide Communities Development Authority, Kaiser Permanente,
	Series C, Rev., SUB, 1.95%, 04/01/34	8,000
1,000	City of Los Angeles, Loyola High School Project,
	GO, TRAN, 4.50%, 06/30/08	1,002

10,500	Los Angeles County, Tax & Revenue Anticipation,
	GO, TRAN, 4.50%, 06/30/08	10,508
1,000	Petaluma City Joint Union High School District,
	Series F, GO, FSA, 5.25%, 08/01/24	1,015
	Sacramento County,
5,000	GO, TRAN, 4.00%, 07/09/08	5,001
5,000	Series A, GO, TRAN, 4.25%, 07/09/08	5,003
16,065	State of California,
	Rev., RAN, 4.00%, 06/30/08	16,076
4,325	Term Tender Custodial Receipts,
	Series J, Rev., 2.60%, 11/19/08	4,328
		61,911

Other Territories — 2.7%
21,230	Deutsche Bank Spears/Lifers Trust Various States,
	Series DB-344, Rev., VRDO, MBIA, AMBAC, LIQ: Deutsche Bank A.G., 1.62%, 08/01/47	21,230
7,000	Puttable Floating Option Tax-Exempt Receipts,
	Series EC-1068, GO, VRDO, AMBAC TCRS, Bank of New York, 1.85%, 08/01/26	7,000
		28,230

Puerto Rico — 0.5%
5,500	Commonwealth of Puerto Rico,
	Rev., TRAN, 4.25%, 07/30/08	5,509
	Total Municipal Bonds
	(Cost $95,650)	95,650

Weekly Demand Notes — 76.2%

California — 67.7%
29,995	Abag Finance Authority for Nonprofit Corps,
	Series MT 240, Rev., VRDO, LOC: Lloyds TSB Bank plc, LIQ: Merrill Lynch Capital Services, 1.62%, 06/05/08	29,995
1,900	Abag Finance Authority for Nonprofit Corps., Amber Court Apartments,
	Series A, Rev., FNMA, LIQ: FNMA, VRDO, 1.32%, 06/05/08	1,900
1,000	Abag Finance Authority for Nonprofit Corps, Arbors Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.40%, 06/04/08	1,000
	ABN AMRO Munitops Certificate Trust
3,840	GO, VRDO, FSA, 1.63%, 06/05/08	3,840
6,475	GO, VRDO, AMBAC, 2.62%, 06/0508	6,475
	ABN AMRO Munitops Certificate Trust, Non-AMT Trust Certificates,
2,244	Series 2006-73, GO, VRDO, AMBAC, 1.72%, 06/05/08	2,244
10,000	Series 2007-12, Rev., VRDO, FSA, 1.63%, 06/05/08	10,000
315	Alameda-Contra Costa Schools Financing Authority, Capital Improvement Financing Project,
	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 1.43%, 06/05/08	315
	Alvord Unified School District, Food Services Bridge Funding Program,
1,200	COP, VRDO, FSA, 1.65%, 06/05/08	1,200
1,000	COP, VRDO, FSA, 1.65%, 06/05/08	1,000
8,500	Auburn Union School District,
	COP, VRDO, FSA, 1.60%, 06/05/08	8,500
1,650	Azusa Unified School District, Bridge Funding Project,
	COP, VRDO, 1.65%, 06/05/08	1,650
3,360	California Educational Facilities Authority, San Francisco Conservatory Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.33%, 06/04/08	3,360
1,550	California Educational Facilities Authority, University of San Francisco
	Rev., VRDO, LOC: Allied Irish Bank plc, 1.30%, 06/04/08	1,550

5,000	California Health Facilities Financing Authority,
	Series 2008-1065, Rev., LIQ: Bank of America N.A., VRDO, 1.63%, 06/05/08	5,000
10,000	California Health Facilities Financing Authority, Catholic West,
	Series H, Rev., VRDO, LOC: Bank of America N.A., 1.29%, 06/03/08	10,000
21,000	California Health Facilities Financing Authority, Kaiser Permanente,
	Series C, Rev., VRDO, 1.34%, 06/03/08	21,000
	California Housing Finance Agency, Multi-Family Housing III,
500	Series E, Rev., GO, VRDO, 1.64%, 06/03/08	500
5,210	Series G, Rev., GO, VRDO, 1.63%, 06/04/08	5,210
7,000	California Infrastructure & Economic Development Bank, Westmark School Project,
	Rev., VRDO, LOC: First Republic Bank, 1.61%, 06/03/08	7,000
8,900	California Pollution Control Financing Authority, New United Project,
	Series A, Rev., VRDO, LOC: Bank Tokyo-Mitsubishi UFJ, 1.55%, 06/05/08	8,900
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.50%, 06/04/08	1,000
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project,
	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.48%, 06/03/08	2,380
2,500	California Pollution Control Financing Authority, Wadham Energy,
	Series C, Rev., VRDO, LOC: BNP Paribas, 1.70%, 06/04/08	2,500
	California State Department of Water Resources,
2,905	Series 358, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 1.59%, 06/05/08	2,245
2,245	Series C-10, Rev., VRDO, LOC: Landesbank Hessen, 1.40%, 06/03/08	2,905
2,950	California State Department of Water Resources, Power Supply,
	Series C-12, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.45%, 06/05/08	2,950
1,000	California Statewide Communities Development Authority, Amern Baptist Home West
	Rev., VRDO, LOC: Lasalle Bank N.A, 1.38%, 06/03/08	1,000
	California Statewide Communities Development Authority, Chabad of California,
2,300	Rev., VRDO, LOC: Comerica Bank, 1.32%, 06/03/08	2,300
2,800	Series J, Rev., VRDO, 1.34%, 06/03/08	2,800
1,000	California Statewide Communities Development Authority, Goodwill of Santa Cruz,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.33%, 06/05/08	1,000
650	California Statewide Communities Development Authority, IDR, EVAPCO Project,
	Series K, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/04/08	650
1,200	California Statewide Communities Development Authority, IDR, Flambeau Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.75%, 06/04/08	1,200
	California Statewide Communities Development Authority, IDR, Kennerly Project,
1,395	Series A, Rev., VRDO, LOC: California State Teachers Retirement, 1.75%, 06/04/08	1,395
2,100	Series ROCS RR-II-R-828CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.84%, 06/05/08	2,100
1,000	California Statewide Communities Development Authority, IDR, LeSaint Project,
	Series B, Rev., VRDO, LOC: PNC Bank N.A., 1.75%, 06/04/08	1,000
1,615	California Statewide Communities Development Authority, IDR, Packaging Innovation Project,
	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.75%, 06/04/08	1,615
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VRDO, 1.34%, 06/04/08	3,700
1,000	Series B, Rev., VRDO, 1.34%, 06/04/08	1,000
15,000	Series M, Rev., VRDO, 1.34%, 06/03/08	15,000
	California Statewide Communities Development Authority, Merlots,
22,295	Series C-39, Rev., VRDO, FNMA, 1.81%, 06/04/08	22,295
18,395	Series G-01, Rev., VRDO, LIQ: Wachovia Bank N.A., 1.71%, 06/04/08	18,395
	California Statewide Communities Development Authority, Motion Picture and TV Fund,

655	COP, VRDO, LOC: Union Bank of California, 1.40%, 06/03/08	655
1,200	Series A, Rev., VRDO, LOC: BNP Paribas, 1.35%, 06/03/08	1,200
8,630	Series ROCS-RR-II R-772CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.74%, 06/05/08	8,630
16,400	Series ROCS-RR-II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.61%, 06/05/08	16,400
26,730	Series ROCS-RR-II R-13055CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.69%, 06/05/08	26,730
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project,
	Series A, Rev., VRDO, LOC: Union Bank of California N.A., 1.40%, 06/03/08	2,000
1,040	Carlsbad Unified School District, Bridge Funding Project,
	COP, VRDO, FSA, 1.65%, 06/05/08	1,040
4,400	Castaic Union School District
	COP, VRDO, FSA, 1.65%, 06/05/08	4,400
4,685	City & County of San Francisco,
	Series 124G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 1.60%, 06/05/08	4,685
2,105	City of Fresno, Trinity Health Credit,
	Series C, Rev., VRDO, 1.50%, 06/03/08	2,105
6,500	City of Glendale
	Series 2415, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	6,500
2,000	City of Hayward, Multi-Family Housing, Shorewood Project,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.45%, 06/05/08	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement,
	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.32%, 06/05/08	3,600
975	City of Livermore, Multi-Family Housing, Diablo Vista Apartments,
	Rev., VRDO, FNMA, LIQ: FNMA, 1.32%, 06/04/08	975
620	City of Los Angeles, Loyola High School Project,
	Series A, COP, VRDO, LOC: Allied Irish Bank plc, 1.55%, 06/03/08	620
4,000	City of Los Angeles, Multi-Family Housing, Fountain Park Project,
	Series A, Rev, VRDO, FNMA, LIQ: FNMA, 1.65%, 06/05/08	4,000
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project,
	Rev., VRDO, FHLMC, LIQ: FHLMC, 1.32, 06/03/08	3,000
2,000	Colton Redevelopment Agency, Multi-Family Housing,
	Series 1985-A, Rev., VRDO, LOC: Coast Federal Bank, 1.50%, 06/03/08	2,000
	Commonwealth of Puerto Rico,
4,610	Contra Costa Community College District,
	Series ROCS-RR-II-R-548X, GO, VRDO, FSA, LIQ: Citibank N.A., 1.60%, 06/05/08	4,610
9,500	Corona-Norca Unified School District, Bridge Funding Project,
	COP, VRDO, FSA, 1.65%, 06/04/08	9,500
20,145	Deutsche Bank Spears/Lifers Trust Various States,
	Series DB-422, GO, VRDO, FSA, MBIA, AMBAC, FGIC, LIQ: Deutsche Bank A.G., 1.60%, 06/03/08	20,145
8,150	East Bay Municipal Utility District
	Series C, Rev., VRDO, 1.29%, 06/04/08	8,150
3,975	East Side Union High School District-Santa Clara County, MERLOTS,
	Series B-28, GO, VRDO, MBIA, 2.41%, 06/04/08	3,975
8,500	Eastern Municipal Water District,
	Series A, COP, VRDO, 1.35%, 06/04/08	8,500
8,350	Eclipse Funding Trust, Solar Eclipse, Los Angeles,
	Series 2006-0037, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.60%, 06/05/08	8,350
10,685	Eclipse Funding Trust, Solar Eclipse, San Mateo,
	Series 2006-0052, Tax Allocation, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.60%, 06/05/08	10,685
7,220	Eclipse Funding Trust, Solar Eclipse, Santa Cruz,
	Series 2006-0031, Tax Allocation, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.60%, 06/05/08	7,220

12,500	Golden State Tobacco Securitization Corp.,
	Series 2259, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.75%, 06/05/08	12,500
	Grant Joint Union High School District, Bridge Funding Program,
4,465	COP, VRDO, FSA, 1.65%, 06/05/08	4,465
4,100	COP, VRDO, FSA, 1.65%, 06/05/08	4,100
2,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hills,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.32%, 06/04/08	2,100
570	Hesperia Public Financing Authority, Water & Administration Facilities,
	Series B, Rev., VRDO, LOC: Bank of America N.A., 1.65%, 06/03/08	570
13,480	Lancaster Redevelopment Agency, Floating Rate Trust Receipts,
	Series F12J, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.88%, 06/04/08	13,480
6,370	Lehman Municipal Trust Receipts, Various States,
	Series 06-K90, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 1.98%, 06/04/08	6,370
8,100	Long Beach Bond Finance Authority
	Series 2143, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.76%, 06/05/08	8,100
1,070	Los Angeles Community Redevelopment Agency, Multi-Family Housing,
	Rev., VRDO, FNMA, LIQ: FNMA, 1.35%, 06/03/08	1,070
5,750	Los Angeles Community Redevelopment Agency, Second & Central Apartments Project,
	Series A, Rev., VRDO, LOC: HSBC Bank USA, 1.55%, 06/03/08	5,750
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II,
	Series C, Rev., VRDO, FNMA, LIQ: FNMA, 1.32%, 06/05/08	5,440
1,675	Los Angeles County IDA, Goldberg & Solovy Foods,
	Rev., VRDO, LOC: Union Bank of California, 3.00%, 06/03/08	1,675
	Los Angeles Department of Water & Power,
1,310	Series ROCS-RR-II-R-4510, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.63%, 06/05/08	1,310
2,000	Los Angeles Department of Water & Power System,
	Subseries A-8, Rev., VRDO, 1.32%, 06/05/08	2,000
2,800	Los Angeles Unified School District
	Series PT-1179, GO, VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 1.60%, 06/03/08	2,800
22,525	Macon Trust Various States,
	Series 2007-336, Special Tax, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 1.69%, 06/05/08	22,525
2,200	Orange County, California Apartment Development Revenue,
	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 1.32%, 06/05/08	2,200
4,800	Poway Unified School District
	COP, VRDO, FSA, 1.65%, 06/05/08	4,800
	Puttable Floating Option Tax-Exempt Receipts,
5,000	Series MT-537, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.80%, 06/03/08	5,000
10,235	Series PT-4066, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.60, 06/03/08	10,235
14,205	Puttable Floating Option Tax-Exempt Receipts, Sunamerica,
	Series 2001-1 Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.77%, 06/03/08	14,205
14,000	RBC Municipal Products Inc. Trust
	Series E-5, Tax Allocation, VRDO, MBIA, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.62%, 06/01/08	14,000
2,820	Reset Optional Certificates Trust II, San Mateo,
	Series ROCS-RR-II-R-647WFZ, GO, VRDO, MBIA, LIQ: Wells Fargo Bank N.A., 1.61%, 06/05/08	2,820
2,400	Riverside County, Public Facilities,
	Series B, COP, VRDO, ACES, LOC: State Street Bank & Trust Co., 1.35%, 06/03/08	2,400
2,240	Riverside Unified School District, School Facilities Bridge Program,
	COP, VRDO, FSA, 1.65%, 06/05/08	2,240
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford,
	Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.32%, 06/05/08	4,000

2,500	Sacramento County Housing Authority, Multi-Family Housing, Stone Bridge Apartments,
	Series D, Rev., VRDO, 1.55%, 06/05/08	2,500
3,020	San Bernardino County Housing Authority, Montclair Heritage,
	Series A, Rev., VRDO, LOC: California Federal Bank, 1.37%, 06/05/08	3,020
1,860	San Bernardino County IDA, W&H Voortman,
	Rev., VRDO, LOC: California State Teachers Retirement, 1.75%, 06/04/08	1,860
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.32%, 06/05/08	2,200
5,000	San Diego Unified School District,
	Series 964-D, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.64%, 06/05/08	5,000
8,945	San Francisco City & County Housing Authority, Valencia Gardens,
	Rev., VRDO, LOC: Citibank N.A., 1.66%, 06/03/08	8,945
6,750	San Francisco City & County Public Utilities Commission,
	Series 1259-X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.74%, 06/05/08	6,750
1,000	San Jacinto Unified School District, Bridge Funding Program,
	COP, VRDO, FSA, 1.65%, 06/04/08	1,000
6,690	San Joaquin Hills Transportation Corridor Agency, Floaters,
	Series 2330, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding Municipal Funding, 1.59%, 06/05/08	6,690
6,065	San Luin Obispo County Financing Authority
	Series RR-II-R-12015, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.83%, 06/05/08	6,065
1,000	San Mateo County Board of Education,
	Series A, VRDO, COP, LOC: Allied Irish Bank plc, 1.55%, 06/05/08	1,000
300	Santa Ana Unified School District,
	COP, VRDO, LOC: BNP Paribas, 1.30%, 06/03/08	300
250	Santa Clara County Financing Authority, Housing Authority Office Project,
	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.34%, 06/03/08	250
4,284	Santa Clara County Housing Authority, Willows Apartments,
	Series A, Rev., VRDO, LOC: Union Bank of Canada, 1.57%, 06/04/08	4,284
	Santa Clara County-El Camino Hospital District
3,200	Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.53%, 06/03/08	3,200
	Santa Clara County, Multi-Family Housing, Medical Center Project,
12,300	Series 123G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 1.63%, 06/05/08	12,300
4,100	Santa Cruz County Housing Authority, Paloma Del Mar Apartments,
	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.43%, 06/04/08	4,100
2,900	South Placer Wastewater Authority
	Series B, Rev., VRDO, LOC: State Street Bank &Trust Co., 1.30%, 06/03/08	2,900
	State of California,
11,265	Series A, Subseries A-2, GO, VRDO, LOC: Calyon Bank, 1.35%, 06/03/08	11,265
7,170	Series A, Subseries A-3, GO, VRDO, LOC: Bank of America N.A., 1.33%, 06/03/08	7,170
9,600	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 1.23%, 06/03/08	9,600
2,665	Series B, Subseries B-2, GO, VRDO, LOC: Societe Generale, 1.30%, 06/03/08	2,665
5,400	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.35%, 06/03/08	5,400
13,300	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.30%, 06/04/08	13,300
12,700	Series 20060062, Class A, GO, VRDO, AMBAC, LIQ: Bayersche Landesbank, 1.60%, 06/05/08	12,700
17,000	Series L27, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 1.81%, 06/04/08	17,000
	State of California, Municipal Securities Trust Receipts,
9,550	Series GC-6, Class A, GO, VRDO, LIQ: Societe Generale, 1.63%, 06/05/08	9,550
370	Series SGA-7, GO, VRDO, FSA, 1.67%, 06/04/08	370
2,000	State of California, UBS Municipal Certificates,
	Series 2006-1005, GO, VRDO, MBIA, 4.37%, 06/05/08	2,000

2,520	University of California
	Series 1198, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.59%, 06/05/08	2,520
7,000	Wells Fargo Stage Trust,
	Series 2008-7C, Rev., VRDO, MBIA, 1.66%, 06/05/08	7,000
		720,803

Puerto Rico — 8.5%
13,100	Commonwealth of Puerto Rico,
	GO, TOCS, VRDO, FSA, LIQ: Bank of New York, 1.60%, 06/05/08	13,100
10,000	DFA Municipal Trust,
	Series 01, Rev., VRDO, LIQ: Depfa Bank plc, 1.67%, 06/05/08	10,000
11,020	Lehman Municipal Trust Receipts,
	Series 07-P37W, GO, VRDO, LIQ: Lehman Brothers Liquidity Co., 1.88%, 06/05/08	11,020
25,250	Puerto Rico Public Finance Corp.,
	Series 705 D, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Dean Witter, 1.63%, 06/05/08	25,250
950	Puerto Rico Infrastructure Financing Authority, Commonwealth Infrastructure,
	Series 1, SO, VRDO, TOCS, LIQ: Goldman Sachs & Company, 1.60%, 06/05/08	950
28,460	Puerto Rico Sales Tax Financing Corp.,
	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding Municipal Funding, 1.68%, 06/05/08	28,460
1,300	TICS-TOCS Trust,
	Series 2001-2, GO, VRDO, FSA, LIQ: Bank of New York, 1.63%, 06/05/08	1,300
		90,080
	Total Weekly Demand Notes
	(Cost $810,883)	810,883

Semi Annual Demand Notes — 1.0%

California — 1.0%
10,700	Southern California Home Financing Authority
	Series A, Rev., VRDO, AMT, 1.66%, 06/26/08	10,700
	(Cost $10,700)

Total Investments — 99.4%
(Cost $1,057,378)*	1,057,378

Other Assets in Excess of Liabilities — 0.6%	6,335

NET ASSETS — 100.0%	$1,063,713

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
ACES	Automatically Convertible Securities
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificates of Participation
DATES	Daily Adjustable Tax-Exempt Securities
FHLB	Federal Home Loan Bank
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TCRS	Transferable Custodial Receipts
TICS	Tenants in Common
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPM California Municipal Money Market Fund:
Level 1	$ -	$ -	$ -	$ -
Level 2	1,057,378	-	-	-
Level 3	-	-	-	-
Total	$ 1,057,378	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

	Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 97.7%

Municipal Bonds — 97.7%

Arkansas — 0.6%
	1,000	City of Springdale, Public Improvements, Recreational Facility, Sales & Use Tax,
		Rev., FSA, 4.13%, 07/01/13	966

California — 88.3%
	3,135	Anaheim Public Financing Authority, Distribution System, Second Lien,
		Rev., MBIA, 5.25%, 10/01/14	3,396
	1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation,
		Series C, Rev., FSA, Zero Coupon, 09/01/19	587
	2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
		Series F, Rev., 5.00%, 04/01/16	2,168
	260	Burlingame Financing Authority,
		Rev., 4.75%, 10/15/11	276
	750	California Educational Facilities Authority, Stanford University,
		Series P, Rev., 5.25%, 12/01/13	831
	1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
		Rev., 5.00%, 11/15/15	1,017
	1,000	California Health Facilities Financing Authority, Sutter Health,
		Series A, Rev., 5.50%, 08/15/18	1,098
		California Housing Finance Agency,
	1,000	Series B, Rev., 4.00%, 08/01/13	1,022
	1,500	Series B, Rev., 4.80%, 08/01/17	1,445
		California Housing Finance Agency, Home Mortgage,
	1,000	Series D, Rev., AMT, FGIC, 4.35%, 02/01/17	965
	1,000	Series J, Rev., AMT, FSA, 4.75%, 08/01/15	995
	2,885	California State Department of Transportation, Federal Highway Grant,
		Series A, Rev., FGIC, 5.00%, 02/01/12	3,078
		California State Department of Water Resources,
	10	Rev., 5.50%, 12/01/08 (p)	10
	1,500	Series A, Rev., MBIA, 5.25%, 05/01/12	1,616
	565	California State Department of Water Resources, Central Valley Project, Water System,
		Series J-3, Rev., 7.00%, 12/01/12 (p)	662
	1,435	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance,
		Series J-3, Rev., 7.00%, 12/01/12	1,676
	1,000	California State Department of Water Resources, Power Supply,
		Series H, Rev., 5.00%, 05/01/18	1,049
	3,125	California State Department of Water Resources, Unrefunded Balance,
		Rev., 5.50%, 12/01/08	3,183
	2,000	California State Public Works Board, California State University,
		Series A, Rev., FGIC, 5.25%, 10/01/17	2,171
		California State Public Works Board, Department of Corrections & Rehabilitations,
	1,675	Series A, Rev., AMBAC, 5.25%, 06/01/11	1,779
	1,000	Series J, Rev., AMBAC, 5.25%, 01/01/16	1,093
	100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
		Series A, Rev., 5.25%, 06/01/12	106
	1,500	California State Public Works Board, Regents University,

		Series A, Rev., 5.00%, 03/01/18	1,561
	1,000	California State Public Works Board, Various Universities of California Projects,
		Series D, Rev., 5.00%, 05/01/15	1,050
	1,000	California State University,
		Series C, Rev., FSA, 5.00%, 11/01/19	1,107
	145	California Statewide Communities Development Authority, Catholic Healthcare West,
		COP, 6.00%, 07/01/09 (p)	148
	475	California Statewide Communities Development Authority, Catholic Healthcare West, Unrefunded Balance,
		COP, 6.00%, 07/01/09 (p)	485
	955	California Statewide Communities Development Authority, Poinsettia Apartments,
		Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/11	982
	490	Carson Redevelopment Agency, Redevelopment Project Area No. 1,
		Tax Allocation, MBIA, 5.50%, 10/01/14	544
	1,000	Center Unified School District, Election of 1991,
		Series D, GO, MBIA, Zero Coupon, 08/01/17	421
	1,000	City of Los Angeles,
		Series A, GO, FGIC, 5.25%, 09/01/11	1,075
	5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles,
		COP, AMBAC, 6.13%, 11/01/10	5,523
	600	City of Pacifica, Street Improvement Project,
		COP, AMBAC, 5.75%, 11/01/09 (p)	635
	35	City of Richmond, Wastewater,
		Rev., FGIC, 5.20%, 08/01/09 (p)	37
	915	City of San Bernardino, Single Family Mortgage, Mortgage-Backed Securities,
		Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.50%, 05/01/23 (p)	1,159
	1,500	City of San Bernardino, Unified School District, Election of 2004,
		Series B, GO, FSA, 5.00%, 08/01/15	1,572
	1,500	City of Vallejo, Water Revenue,
		Rev., MBIA, 5.00%, 05/01/16	1,528
	150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1,
		Special Assessment, MBIA, 4.63%, 09/02/10	157
	1,000	Colton Public Financing Authority,
		Tax Allocation, Series A, Rev., MBIA, 5.00%, 08/01/08	1,022
	2,000	Desert Sands Unified School District,
		GO, AMBAC, Zero Coupon, 06/01/14	1,586
	1,000	Fallbrook Union High School District, San Diego County,
		GO, FGIC, 5.38%, 09/01/12	1,076
		Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
	100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
	100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
	1,000	Glendale Community College District, Capital Appreciation,
		Series A, GO, MBIA, Zero Coupon, 10/01/17	670
		Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
	1,000	Series A, Rev., 5.00%, 06/01/09	1,006
	1,000	Series A-1, Rev., 5.00%, 06/01/13	995
	2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,182
	545	Golden West Schools Financing Authority,
		Series A, Rev., MBIA, 5.80%, 02/01/16	629
	1,000	Loma Linda University Medical Center,
		Series A, Rev., 5.00%, 12/01/15	1,007

	1,500	Long Beach Bond Finance Authority, Natural Gas,
		Series A, Rev., 5.25%, 11/15/20	1,473
	1,500	Los Angeles Community College District, Election of 2003, University & College Improvements,
		Series E, GO, FSA, 5.00%, 08/01/16	1,621
		Los Angeles County Community Facilities District No. 3, Improvement Area B,
	500	Special Tax, Series A, AMBAC, 5.63%, 09/01/10	528
	1,395	Special Tax, Series A, AMBAC, 5.63%, 09/01/10	1,471
	2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier,
		Series A, Rev., AMBAC, 5.00%, 07/01/13	2,175
	1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space,
		Special Assessment, Series A, MBIA, 5.00%, 10/01/19	1,655
		Los Angeles Department of Water & Power, Power Systems,
	1,000	Series B, Rev., FSA, 5.13%, 07/01/13	1,083
	1,000	Series B, Rev., FSA, 5.13%, 07/01/13	1,081
	1,000	Sub Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,101
		Los Angeles Harbor Department,
	1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,548
	1,000	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,032
	125	Los Angeles Unified School District,
		Series A, GO, FGIC, 6.00%, 07/01/15	145
	1,000	Los Angeles Unified School District, Election of 2004,
		Series G, GO, AMBAC, 5.00%, 07/01/16	1,085
	1,115	Mendocino-Lake Community College District, Election of 2006,
		Series A, GO, MBIA, 5.00%, 08/01/17	1,175
	1,580	Moreland School District, Crossover,
		GO, FSA, 4.25%, 08/01/15	1,588
	1,385	Mountain View/Santa Clara County, Capital Projects,
		COP, 5.25%, 08/01/13	1,491
	1,500	Napa Valley Community College District, Election of 2002,
		Series C, GO, MBIA, Zero Coupon, 08/01/17	776
	1,500	Northern California Gas Authority No. 1,
		Series A, Rev., 5.00%, 07/01/11	1,541
	560	Northern California Power Agency, Public Power, Unrefunded Balance,
		Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	583
	2,000	Orange County Public Financing Authority, Waste Management Systems,
		Rev., AMBAC, 5.75%, 12/01/09	2,066
	1,500	Palomar Pomerado Health, Capital Appreciation,
		GO, MBIA, Zero Coupon, 08/01/18	947
	1,500	Pasadena Area Community College District, Election of 2002,
		Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,413
	375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance,
		Series W, Rev., MBIA, 5.00%, 07/07/08	383
	1,500	Port of Oakland, Inter Lien,
		Series A, Rev., MBIA, 5.00%, 11/01/14	1,545
	360	Rancho Water District Financing Authority,
		Series A, Rev., FSA, 5.50%, 08/01/10	384
	1,250	Riverside County Transportation Commission,
		Series A, Rev., FGIC, 6.00%, 06/01/09	1,289
	1,835	Roseville Finance Authority,
		Special Tax, Senior Lien, Series A, AMBAC, 4.25%, 09/01/17	1,722

	1,240	Sacramento City Financing Authority, Capital Improvement, Community Rein Project,
		Series A, Rev., AMBAC, 5.00%, 12/01/16	1,339
	1,500	Sacramento County, Airport Systems,
		Series A, Rev., FSA, 5.00%, 07/01/18	1,586
	1,500	Sacramento County Sanitation District,
		Rev., FGIC, 5.00%, 06/01/16	1,594
		Sacramento County Sanitation District, Financing Authority,
	250	Series A, Rev., 5.25%, 12/01/10	267
	150	Series A, Rev., 5.75%, 12/01/10	162
	1,000	San Diego Community College District, Election of 2006, Capital Appreciation,
		GO, FSA, Zero Coupon, 08/01/14	794
		San Francisco City & County Airports Commission, Second Series, Issue 32F,
	1,000	Rev., FGIC, 5.00%, 05/01/14	1,056
	1,000	Rev., FGIC, 5.25%, 05/01/18	1,066
	1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E,
		Rev., AMT, FSA, 5.75%, 05/01/18	1,603
	1,500	San Francisco State Building Authority, California State & San Francisco Civic Center,
		Series A, Rev., FGIC, 5.00%, 12/01/15	1,546
	990	San Jose Redevelopment Agency, Merged Area Redevelopment Project,
		Tax Allocation, MBIA, 6.00%, 08/01/15 (p)	1,164
	2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance,
		Tax Allocation, MBIA, 6.00%, 08/01/15	2,291
	1,990	San Marcos Public Facilities Authority,
		Rev., Zero Coupon, 03/01/14 (p)	1,617
	585	San Mateo County Community College District, Election of 2001,
		Series A, GO, FGIC, 5.38%, 09/01/12	623
	250	San Mateo County Joint Power Authority, Capital Projects Program,
		Rev., MBIA, 6.50%, 07/01/15	289
	1,500	Santa Ana Financing Authority, Police Administration & Holding Facility,
		Series A, Rev., MBIA, 6.25%, 07/01/24	1,751
	1,000	Santa Clara County Financing Authority,
		Series A, Rev., AMBAC, 5.75%, 11/15/13	1,128
	2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation,
		Series C, GO, MBIA, Zero Coupon, 08/01/15	1,420
	1,500	Santa Monica Community College District, Election of 2007,
		Series C, GO, FGIC, Zero Coupon, 08/01/12	1,293
	1,565	Sierra View Local Health Care District,
		Rev., 5.10%, 07/01/17	1,560
	1,850	South Bayside Waste Management Authority, Solid Waste System,
		Rev., AMBAC, 6.13%, 03/01/09	1,934
	1,310	South Orange County Public Financing Authority, Foothill Area,
		Special Tax, Series A, FGIC, 5.25%, 08/15/14	1,403
	2,135	Southern California Public Power Authority, Project No. 1,
		Series A, Rev., 5.00%, 11/01/18	2,164
		State of California,
	1,500	GO, 5.00%, 08/01/15	1,558
	1,500	GO, 5.00%, 03/01/16	1,597
	1,500	GO, 5.00%, 09/01/16	1,576
	2,000	GO, 5.00%, 02/01/17	2,106
	3,000	GO, 5.00%, 02/01/17	3,106

	3,500	GO, 5.00%, 11/01/17	3,647
	2,000	GO, 5.00%, 04/01/18	2,059
	2,729	GO, 5.06%, 03/15/14 (i)	2,811
	1,500	GO, MBIA, 4.00%, 09/01/14	1,542
	120	GO, MBIA-IBC, 6.25%, 10/01/08 (p)	121
	1,000	University of California,
		Series B, Rev., AMBAC, 5.00%, 05/15/12	1,075
		University of California, Regents Medical Center,
	1,000	Series A, Rev., MBIA, 5.00%, 05/15/15	1,076
	1,500	Series D, Rev., 5.00%, 05/15/16	1,593
	4,000	Walnut Valley Unified School District,
		Series A, GO, MBIA, 7.20%, 08/01/11	4,592
	1,500	West Contra Costa Unified School District,
		GO, FGIC, Zero Coupon, 08/01/17	973
			150,575

Illinois — 1.2%
	2,000	Chicago O'Hare International Airport, Third Lien,
		Series A, Rev., AMBAC, 5.00%, 01/01/16	2,046

Kentucky — 1.0%
	1,500	Kentucky State Property & Buildings Commission, Project No. 82,
		Rev., FSA, 5.25%, 10/01/18	1,675

Michigan — 1.8%
	2,035	Michigan State Housing Development Authority,
		Series A, Rev., AMT, 4.13%, 12/01/10	2,067
	1,000	Michigan State Housing Development Authority, Multi-Family Housing, Benton Harbor Project,
		Rev., VAR, AMT, LOC: Fifth Third Bank, 4.35%, 07/01/08	1,002
			3,069

Ohio — 0.7%
	1,190	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
		Series A, Rev., AMT, GNMA COLL, 4.10%, 09/01/13	1,179

Pennsylvania — 0.6%
	1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
		Series A, Rev., 5.00%, 09/01/17	1,043

Puerto Rico — 2.5%
	3,000	Puerto Rico Electric Power Authority,
		Series BB, Rev., MBIA, 6.00%, 07/01/11	3,226
	420	Puerto Rico Highway & Transportation Authority,
		Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	454
	500	Puerto Rico Municipal Finance Agency,
		Series A, GO, FSA, 5.75%, 08/01/09 (p)	526
			4,206

South Carolina — 0.3%
	550	Charleston County,
		GO, MBIA-IBC, 3.00%, 09/01/14	542

Texas — 0.6%
	1,000	Texas State Transportation Commission, First Tier,
		Rev., 5.00%, 04/01/16	1,090

Virgin Islands — 0.1%
	185	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes,
		Series A, Rev., 5.63%, 10/01/10	190

		Total Long-Term Investments
		(Cost $163,685)	166,581
	Shares

Short-Term Investment — 1.2%

Investment Company — 1.2%
	2,013	JPMorgan Tax Free Money Market Fund, Institutional Class (b)
		(Cost $2,013)	2,013

Total Investments — 98.9%
(Cost $165,698)			168,594

Other Assets in Excess of Liabilities — 1.1%			1,934

NET ASSETS — 100.0%			$170,528

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			3,739
Aggregate gross unrealized depreciation			(843)
Net unrealized appreciation			$2,896

Federal income tax cost of investments			$165,698

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
California Tax Free Bond Fund
Level 1	$ 2,013	$ -	$ -	$ -
Level 2	166,581	-	-	-
Level 3	-	-	-	-
Total	$ 168,594	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 97.9%

Corporate Bonds — 20.6%

Brazil — 2.4%
	BRL 1,730	Citibank N.A., Brazilian Real Notes,
		15.00%, 07/02/10	1,138
		Morgan Stanley & Co., Inc., Brazil Linked Notes,
	3,600	12.15%, 01/05/22 (e) (m)	4,100
	1,000	14.40%, 08/04/16 (e) (m)	1,330
	970	Petrobras International Finance Co.,
		5.88%, 03/01/18 (m)	951
			7,519

China — 0.2%	715	Citic Resources Finance Ltd.,
		6.75%, 05/15/14 (e) (m)	683

Mexico — 0.6%
	MXN 40,000	Depfa Bank plc,
		Zero Coupon, 06/15/15	1,969

Russia — 9.6%
	1,945	ALROSA Finance S.A.,
		8.88%, 11/17/14 (e) (m)	2,113
	1,590	Gaz Capital S.A. for Gazprom,
		6.21%, 11/22/16 (e) (m)	1,545
	7,962	Gazprom International S.A.,
		7.20%, 02/01/20 (m)	8,121
		Gazstream S.A. for OAO Gazprom,
	2,338	5.63%, 07/22/13	2,336
	3,034	5.63%, 07/22/13 (e) (m)	3,019
		RSHB Capital S.A. for OJSC Russian Agricultural Bank,
	3,230	7.13%, 01/14/14 (e) (m)	3,250
	720	7.18%, 05/16/13 (m)	729
	4,610	7.75%, 05/29/18 (e) (m)	4,628
	2,980	TransCapitalInvest Ltd. for OJSC AK Transneft,
		5.67%, 03/05/14 (e) (m)	2,887
	1,600	VTB Capital S.A. for Vneshtorgbank,
		6.25%, 06/30/35	1,540
			30,168

Singapore — 0.2%
	640	BW Group Ltd.,
		6.63%, 06/28/17 (e) (m)	555

Trinidad & Tobago — 1.0%
	3,452	National Gas Co. of Trinidad and Tobago Ltd.,
		6.05%, 01/15/36 (m)	3,093

Ukraine — 3.7%
		Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
	320	6.80%, 10/04/12	309
	7,855	7.65%, 09/07/11	7,796
	1,840	CS International for City of Kiev Ukraine,
		8.25%, 11/26/12 (e) (m)	1,885

	1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine,
		7.75%, 09/23/09 (m)	1,720
			11,710

Venezuela — 2.9%
	13,409	Petroleos de Venezuela S.A.,
		5.25%, 04/12/17	9,085
		Total Corporate Bonds
		(Cost $65,540)	64,782

Foreign Government Securities — 76.5%

Argentina — 8.7%
	ARS 1,060	Notas del Banco Central de la Republica Argentina,
		FRN, 11.26%, 02/10/10 (m)	339
		Republic of Argentina,
	2,120	7.00%, 10/03/15 (m)	1,545
	7,500	FRN, 3.09%, 08/03/12 (m)	4,080
	ARS 11,300	VAR, 0.00%, 09/30/14 (m)	3,472
	ARS 5,505	VAR, 0.00%, 01/03/16 (m)	2,219
	ARS 30,454	VAR, 0.00%, 02/04/18 (m)	11,228
	ARS 6,092	VAR, 0.00%, 12/31/33 (m)	2,019
	13,244	VAR, 0.62%, 12/15/35 (m)	1,437
	ARS 8480	VAR, 0.63%, 12/31/38 (m)	908
			27,247

Barbados — 0.2%
		Government of Barbados,
	390	6.63%, 12/05/35 (e) (m)	364
	239	6.63%, 12/05/35 (m)	227
			591

Brazil — 16.9%
	300	Banco Nacional de Desenvolvimento Economico e Social,
		VAR, 5.33%, 06/16/08 (m)	300
		Federal Republic of Brazil,
	5,605	7.13%, 01/20/37 (m)	6,530
	9,015	8.00%, 01/15/18	10,300
	595	8.25%, 01/20/34	765
	2,371	8.25%, 01/20/34	3,023
	1,600	8.75%, 02/04/25 (m)	2,080
	800	8.88%, 10/14/19 (m)	1,032
	1,197	10.13%, 05/15/27 (m)	1,754
	7,188	12.25%, 03/06/30 (m)	12,471
	BRL 7,000	HSBC Bank USA, N.A.,
		VAR, 0.00%, 01/01/17 (linked to Brazilian Real Notes, VAR, 0.00%, 01/01/17)	3,743
	BRL 10,055	Lehman Brothers Holdings, Inc.,
		10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (e) (m)	5,799
	5,500	National Development Co.,
		6.37%, 06/16/18 (e)	5,500
			53,297

Chile — 1.3%
	3,650	Government of Chile,
		7.13%, 01/11/12 (m)	3,957

Colombia — 2.2%

	COP 3,692,000	Bogota Distrio Capital,
		9.75%, 07/26/28 (e) (m)	1,812
		Republic of Colombia,
	1,030	7.38%, 01/27/17 (m)	1,169
	1,640	7.38%, 09/18/37 (m)	1,861
	575	11.75%, 02/25/20 (m)	870
	COP 1,871,000	12.00%, 10/22/15	1,130
			6,842

Costa Rica — 1.4%
	3,268	Republic of Costa Rica,
		10.00%, 08/01/20 (m)	4,297

Dominican Republic — 2.2%
		Citigroup Funding, Inc.,
	2,615	VAR, 15.00%, 03/09/12 (linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)	2,313
	1,030	VAR, 22.00%, 10/03/11 (linked to Dominican Republic Government Bond, 22.00%, 10/03/11) (e) (i)	912
	2,065	VAR, 24.00%, 01/11/13 (linked to Dominican Republic Government Bond, 24.00%, 01/11/13) (e) (i) (m)	1,963
		Government of Dominican Republic,
	1,350	9.04%, 01/23/18 (m)	1,432
	322	9.04%, 01/23/18 (e) (m)	341
	35	9.50%, 09/27/11	37
			6,998

Ecuador — 1.1%
	3,420	Republic of Ecuador,
		SUB, 10.00%, 08/15/30 (m)	3,454

Egypt — 1.7%
	EGP 17,700	Arab Republic of Egypt,
		8.75%, 07/18/12 (e) (m)	3,244
		Citigroup Funding, Inc.,
	475	0.00%, 07/17/08 (linked to Egypt Treasury Bill, 0.00%, 07/17/08) (e) (i) (m)	489
	1,010	0.00%, 10/09/08 (linked to Egypt Treasury Bill, 0.00%, 10/09/08) (e) (m)	1,125
	520	0.00%, 01/08/09 (linked to Egypt Treasury Bill, 0.00%, 01/08/09) (e) (m)	542

El Salvador — 1.0%			5,400
		Republic of El Salvador,
	600	7.65%, 06/15/35 (m)	639
	2,360	8.25%, 04/10/32 (e) (m)	2,655
			3,294

Gabon — 0.8%
	2,445	Republic of Gabon,
		8.20%, 12/12/17 (e) (m)	2,579

Ghana-- 0.9%
	1,550	Barclays Bank plc,
		0.00%, 04/07/10 (linked to Government of Ghana, 0.00%, 04/07/10) (e) (i)	1,400
	2,000	Citigroup Funding, Inc.,
		15.00%, 06/20/12 (linked to Government of Ghana, 15.00%, 06/20/12) (e) (i)	1,605
			3,005

Guatemala — 2.7%
		Republic of Guatemala,
	1,521	8.13%, 10/06/34 (m)	1,772
	2,930	9.25%, 08/01/13 (m)	3,370
	2,910	10.25%, 11/08/11 (m)	3,347

			8,489

Indonesia — 2.3%
	3,160	Deutsche Bank Financial, Inc.,
		15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/20/18) (e)	4,097
	3,320	Republic of Indonesia,
		6.88%, 01/17/18 (e) (m)	3,320
			7,417

Iraq — 0.3%
	1,250	Republic of Iraq,
		5.80%, 01/15/28 (e)	925

Mexico — 2.5%
		United Mexican States,
	2,500	6.75%, 09/27/34 (m)	2,731
	MXN 9,300	8.00%, 12/19/13 (m)	900
	MXN 23,000	10.00%, 12/05/24 (m)	2,589
	1,085	11.38%, 09/15/16 (m)	1,533
			7,753

Nigeria — 0.4%
	1,380	Citigroup Funding, Inc.
		VAR, 0.00%, 12/17/10 (linked to Republic of Nigeria, VAR, 0.00%, 12/17/10) (e) (i)	1,417

Peru — 3.0%
	3,420	IIRSA Norte Finance Ltd.,
		8.75%, 05/30/24 (m)	3,913
		Republic of Peru,
	1,193	6.55%, 03/14/37 (m)	1,252
	PEN 5,551	6.90%, 08/12/37 (m)	1,930
	600	8.38%, 05/03/16 (m)	720
	364	8.75%, 11/21/33 (m)	480
	844	9.88%, 02/06/15 (m)	1,068
			9,363

Philippines — 3.6%
		Republic of Philippines,
	4,590	7.75%, 01/14/31 (m)	5,083
	5,449	8.25%, 01/15/14 (m)	6,144
			11,227

Russia — 7.1%
		Russian Federation,
	1,326	8.25%, 03/31/10 (m)	1,387
	1,729	12.75%, 06/24/28 (m)	3,095
	15,834	SUB, 7.50%, 03/31/30 (m)	17,976
			22,458

Turkey — 5.0%
	TRY 15,035	Credit Suisse, Nassau Branch,
		14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e)	11,571
		Republic of Turkey,
	2,150	6.88%, 03/17/36 (m)	1,951
	2,000	12.38%, 06/15/09 (m)	2,180
			15,702
Uganda - 0.4%

	1,170	Citigroup Funding, Inc.,
		VAR, 0.00%, 03/07/11 (linked to Uganda Treasury Bill, 0.00%, 03/07/11) (e) (i)	1,227

Ukraine — 2.9%
		Government of Ukraine,
	1,750	6.58%, 11/21/16	1,687
	2,390	6.58%, 11/21/16 (e) (m)	2,327
	2,065	7.65%, 06/11/13 (m)	2,135
	3,000	FRN, 6.39%, 08/05/09 (m)	3,049
			9,198

Uruguay — 1.9%
		Republic of Uruguay,
	UYU 60,000	3.70%, 06/26/37 (m)	2,937
	UYU 30,960	5.00%, 09/14/18 (m)	1,961
	465	7.50%, 03/15/15 (m)	508
	270	7.63%, 03/21/36 (m)	285
	379	8.00%, 11/18/22 (m)	414
			6,105

Venezuela — 6.0%
		Republic of Venezuela,
	2,194	8.50%, 10/08/14 (m)	2,063
	1,311	8.50%, 10/08/14 (m)	1,245
	41	9.25%, 09/15/27 (m)	39
	1,160	9.38%, 01/13/34 (m)	1,021
	12,756	10.75%, 09/19/13 (m)	13,266
	979	13.63%, 08/15/18 (m)	1,194
			18,828
		Total Foreign Government Securities
		(Cost $240,689)	241,070

Supranational — 0.5%

Uruguay — 0.5%
	UYU 29,370	International Bank for Reconstruction & Development,
		3.40%, 04/15/17	1,487
		(Cost $956)

U.S. Treasury Obligation — 0.3%

United States — 0.3%
	785	U.S. Treasury Note,
		3.25%, 12/31/09 (k) (m)	794
		(Cost $799)
		Total Long-Term Investments
		(Cost $307,984)	308,133
	Shares

Short-Term Investment — 3.0%

Investment Company — 3.0%
	9,576	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
		(Cost $9,576)	9,576

Total Investments — 100.9%
(Cost $317,560)			317,709

Liabilities in Excess of Other Assets — (0.9)%			(2,780)

NET ASSETS — 100.0%			314,929

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
253	10 Year U.S. Treasury Notes	September, 2008	28,439	(123)
262	U.S. Treasury Bond	September, 2008	29,737	(369)

	Short Futures Outstanding
(7)	2 Year U.S. Treasury Notes	September, 2008	(1,474)	3
(440)	5 Year U.S. Treasury Notes	September, 2008	(48,373)	359
				(130)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,315,000	EUR	06/30/08	8,356	8,259	97

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

CDX.EM.9	Deutsche Bank AG, New York [1]	Sell	2.65% semi-annually	06/20/13	14,860	442
CDX.EM.9	Merrill Lynch Capital Services [2]	Sell	2.65% semi-annually	06/20/13	17,370	415
Gazprom International S.A., 7.20%, 02/01/20	Lehman Brothers Special Financing	Sell	1.12% semi-annually	04/20/11	5,180	6
Government of Ukraine, 7.65%, 06/11/13	Merrill Lynch Capital Services	Sell	1.90% semi-annually	07/20/10	500	3
Government of Ukraine, 7.65%, 06/11/13	Merrill Lynch Capital Services	Sell	1.70% semi-annually	08/20/10	750	(2)
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	1.84% semi-annually	08/20/10	300	-	(h)
Government of Ukraine, 7.65%, 06/11/13	Merrill Lynch Capital Services	Sell	1.76% semi-annually	09/20/10	400	(2)
Government of Ukraine, 7.65%, 06/11/13	Merrill Lynch Capital Services	Sell	2.03% semi-annually	08/20/11	660	(4)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	1.89% semi-annually	10/20/11	1,670	(27)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	1.75% semi-annually	10/20/11	3,030	(63)
Government of Ukraine, 7.65%, 06/11/13	Merrill Lynch Capital Services	Sell	1.62% semi-annually	11/20/11	740	(20)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	1.56% semi-annually	04/20/12	530	(19)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	1.58% semi-annually	04/20/12	350	(12)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	1.38% semi-annually	06/20/12	2,860	(115)
Kazkommertsbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Sell	1.75% semi-annually	08/20/08	2,100	(15)
Kazkommertsbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	2.35% semi-annually	03/20/12	350	(42)
Kazkommertsbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Sell	2.30% semi-annually	03/20/12	1,670	(202)
Kazkommertsbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Sell	2.20% semi-annually	03/20/12	640	(79)
Kazkommertsbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Buy	3.00% semi-annually	08/20/12	420	45
Kazkommertsbank International BV, 8.00%, 11/03/15	Merrill Lynch Capital Services	Sell	2.30% semi-annually	03/20/12	750	(91)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	1.25% semi-annually	06/20/10	1,000	(22)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	2.78% semi-annually	06/20/12	510	(53)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	3.55% semi-annually	07/20/12	770	(68)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	3.44% semi-annually	07/20/12	520	(48)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Merrill Lynch Capital Services	Sell	3.55% semi-annually	07/20/12	960	(84)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Merrill Lynch Capital Services	Sell	3.40% semi-annually	07/20/12	870	(81)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	2.65% semi-annually	05/20/12	3,100	(331)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.55% semi-annually	07/20/12	170	(15)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.40% semi-annually	07/20/12	870	(81)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.41% semi-annually	07/20/12	870	(81)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.28% semi-annually	07/20/12	190	(18)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	3.43% semi-annually	09/20/10	350	(8)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	3.04% semi-annually	10/20/10	750	(28)
Republic of Argentina, 8.28%, 12/31/33	Merrill Lynch Capital Services	Sell	3.38% semi-annually	10/20/10	400	(11)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	2.95% semi-annually	03/20/11	840	(39)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.09% semi-annually	09/20/11	550	47
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	1.96% semi-annually	04/20/12	230	(25)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	2.16% semi-annually	06/20/12	720	(73)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	2.14% semi-annually	06/20/12	1,140	(117)
Republic of Argentina, 8.28%, 12/31/33	Merrill Lynch Capital Services	Sell	2.16% semi-annually	06/20/12	1,430	(145)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	2.08% semi-annually	07/20/12	830	(91)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	2.33% semi-annually	07/20/12	1,450	(145)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.58% semi-annually	07/20/12	870	79
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.63% semi-annually	07/20/12	870	77
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.58% semi-annually	07/20/12	190	17

Republic of Argentina, 8.28%, 12/31/33	Merrill Lynch Capital Services	Buy	2.62% semi-annually	07/20/12	870	78
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	2.62% semi-annually	07/20/12	520	46
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	3.97% semi-annually	11/20/12	6,870	(410)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	3.00% semi-annually	09/20/10	350	(21)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	2.62% semi-annually	10/20/10	750	(38)
Republic of Brazil, 12.25%, 03/06/30	Merrill Lynch Capital Services	Buy	2.90% semi-annually	10/20/10	400	(23)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	1.42% semi-annually	03/20/11	840	(21)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	1.20% semi-annually	09/20/11	280	5
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	1.19% semi-annually	09/20/11	270	5
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.81% semi-annually	04/20/12	230	(1)
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	0.70% semi-annually	06/20/12	720	-	(h)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.73% semi-annually	06/20/12	1,140	(2)
Republic of Brazil, 12.25%, 03/06/30	Merrill Lynch Capital Services	Buy	0.69% semi-annually	06/20/12	1,430	-	(h)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.66% semi-annually	07/20/12	830	2
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.71% semi-annually	07/20/12	1,450	-	(h)
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	0.91% semi-annually	04/20/12	410	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.98% semi-annually	04/20/12	1,500	(6)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.98% semi-annually	04/20/12	1,500	(6)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.96% semi-annually	04/20/12	210	(1)
Republic of Colombia, 10.38%, 01/28/33	Merrill Lynch Capital Services	Buy	1.00% semi-annually	04/20/12	750	(4)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.83% semi-annually	06/20/12	3,990	12
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	1.85% quarterly	06/20/11	300	1
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	2.05% quarterly	06/20/11	365	5
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	1.85% quarterly	06/20/11	730	5
Republic of Indonesia, 6.75%, 03/10/14	Merrill Lynch Capital Services	Sell	1.27% quarterly	12/20/11	400	(9)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	1.01% quarterly	06/20/12	690	(29)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	1.15% quarterly	09/20/12	3,820	(159)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.63% semi-annually	05/20/11	1,600	(31)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12	870	(29)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.54% semi-annually	03/20/12	1,510	(53)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12	620	(20)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.68% semi-annually	08/20/12	3,010	(108)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.66% semi-annually	08/20/12	2,210	(82)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.71% semi-annually	08/20/12	1,090	(38)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	0.62% semi-annually	06/20/12	5,340	(9)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	1.09% semi-annually	05/20/17	2,155	4
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	0.90% semi-annually	06/20/17	1,380	(20)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	1.99% quarterly	06/20/11	300	(6)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	1.99% quarterly	06/20/11	730	(14)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	2.21% quarterly	06/20/11	365	(10)
Republic of Philippines, 10.63%, 03/16/25	Merrill Lynch Capital Services	Buy	1.32% quarterly	12/20/11	400	5
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	1.03% quarterly	06/20/12	690	22
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	1.16% quarterly	09/20/12	3,820	120
Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.45% semi-annually	07/20/12	370	9
Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.46% semi-annually	07/20/12	3,850	90
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	2.39% semi-annually	08/20/12	1,000	(12)
Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.94% semi-annually	08/20/12	1,170	7
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	1.72% semi-annually	03/20/12	1,520	(154)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	1.60% semi-annually	04/20/12	870	(95)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	1.62% semi-annually	04/20/12	410	(45)

Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	1.61% semi-annually	04/20/12	1,500	(164)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	1.61% semi-annually	04/20/12	1,500	(164)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	1.61% semi-annually	04/20/12	210	(23)
Republic of Venezuela, 9.25%, 09/15/27	Merrill Lynch Capital Services	Sell	1.69% semi-annually	04/20/12	750	(80)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	2.18% semi-annually	06/20/12	3,990	(348)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	2.22% semi-annually	06/20/12	860	(74)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	2.03% semi-annually	06/20/12	510	47
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	2.60% semi-annually	07/20/12	170	13
Republic of Venezuela, 9.25%, 09/15/27	Merrill Lynch Capital Services	Buy	2.57% semi-annually	07/20/12	960	74
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	2.55% semi-annually	07/20/12	770	60
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	2.51% semi-annually	07/20/12	1,550	(123)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	3.01% semi-annually	08/20/12	1,680	(110)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	5.70% semi-annually	08/20/12	670	23
Republic of Venezuela, 9.25%, 09/15/27	Merrill Lynch Capital Services	Sell	3.40% semi-annually	08/20/12	90	(5)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	3.12% semi-annually	10/20/12	7,790	(551)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	1,190	(3)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	120	(1)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	1,190	-	(h)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	120	-	(h)
Russian Federation, 7.50%, 03/31/30	Merrill Lynch Capital Services	Sell	1.01% semi-annually	07/20/10	2,000	22
Russian Federation, 7.50%, 03/31/30	Merrill Lynch Capital Services	Buy	0.90% semi-annually	07/20/10	500	(4)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.77% semi-annually	08/20/10	70	-	(h)
Russian Federation, 7.50%, 03/31/30	Merrill Lynch Capital Services	Buy	0.75% semi-annually	08/20/10	750	(3)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.90% semi-annually	08/20/10	300	(2)
Russian Federation, 7.50%, 03/31/30	Merrill Lynch Capital Services	Buy	0.64% semi-annually	09/20/10	400	(1)
Russian Federation, 7.50%, 03/31/30	Merrill Lynch Capital Services	Buy	0.53% semi-annually	08/20/11	660	3
Russian Federation, 7.50%, 03/31/30	Merrill Lynch Capital Services	Buy	0.50% semi-annually	11/20/11	740	4
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.53% semi-annually	12/20/11	1,360	(7)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.51% semi-annually	12/20/11	1,580	(10)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	1,200	(9)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	1,270	(10)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	0.48% semi-annually	04/20/12	530	5
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	0.50% semi-annually	04/20/12	350	3
United Mexican States, 7.50%, 04/08/33	Citibank, N.A.	Sell	1.05% semi-annually	06/20/10	1,000	18
United Mexican States, 7.50%, 04/08/33	Merrill Lynch Capital Services	Buy	0.96% semi-annually	07/20/10	2,000	(27)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	0.81% semi-annually	08/20/10	70	(1)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Merrill Lynch Capital Services	Sell	0.64% semi-annually	05/20/12	790	(40)
VTB Capital S.A. for Vneshtorgbank, 7.50%, 10/12/11	Lehman Brothers Special Financing	Buy	1.09% semi-annually	04/20/11	5,180	90
						(3,563)
[1] Premiums paid of $440.
[2] Premiums paid of $426.

ABBREVIATIONS AND DEFINITIONS:

ARS	Argentine Peso
COP	Colombian Peso
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2008.
TRY	New Turkish Lira
UYU	Uruguayan Peso
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	7,889
Aggregate gross unrealized depreciation	(7,740)
Net unrealized appreciation/depreciation	149

Federal income tax cost of investments	317,560

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMorgan Emerging Markets Debt Fund
Level 1	$ 9,576	$ 459	$ (492)
Level 2	308,133	1,055	(5,484)
Level 3	-	-	-
Total	$ 317,709	$ 1,514	$ (5,976)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 69.1%
	Asset-Backed Securities — 19.4%
88	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 3.01%, 02/15/12 (e)	86
500	Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2, FRN, 2.87%, 04/25/35	375
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, FRN, 2.83%, 03/25/35	317
212	Bear Stearns Asset Backed Securities Trust, Series 2005-HE3, Class M1, FRN, 2.82%, 03/25/35 (y)	200
	Capital One Auto Finance Trust,
750	Series 2007-B, Class A3B, FRN, 2.51%, 04/15/12	716
750	Series 2007-B, Class A4, FRN, 2.54%, 04/15/14	665
325	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, FRN, 2.57%, 02/25/36	309
657	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, FRN, 2.77%, 12/25/33	501
	Countrywide Asset-Backed Certificates,
117	Series 2004-6, Class 2A4, FRN, 2.84%, 11/25/34	104
39	Series 2005-BC1, Class M2, FRN, 2.83%, 05/25/35	33
595	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, FRN, 2.78%, 05/15/29	421
2,600	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B, 2.50%, 10/25/36	2,125
635	Equifirst Loan Securitization Trust, Series 2007-1, Class A2A, FRN, 2.45%, 04/25/37	603
2,500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2C, FRN, 2.55%, 10/25/36	1,792
487	Fleet Home Equity Loan Trust, Series 2003-1, Class A, FRN, 2.73%, 01/20/33	343
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 3.18%, 10/20/14 (e) (i)	371
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, FRN, 2.57%, 02/25/36	713
1,500	K2 (USA) LLC, Series 2007-2D, VAR, 5.81%, 02/15/09 (f) (i) (s) (v)	—
2,100	Links Finance LLC, FRN, 3.05%, 09/15/08 (f) (i) (s)	—
550	MBNA Credit Card Master Note Trust, Series 2005-A5, Class A5, FRN, 2.51%, 12/15/10	550
150	Morgan Stanley ABS Capital I, Series 2005-HE2, Class M3, FRN, 2.87%, 01/25/35	99
113	Nationstar NIM Trust (Cayman Islands), Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	47
413	New Century Home Equity Loan Trust, Series 2004-3, Class M1, FRN, 3.01%, 11/25/34	282
235	Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, FRN, 2.49%, 06/25/36	232
	Option One Mortgage Loan Trust,
76	Series 2002-1, Class A, FRN, 2.97%, 02/25/32	69
300	Series 2005-2, Class M1, FRN, 2.83%, 05/25/35	236
550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, FRN, 3.02%, 02/25/35	401
350	Residential Asset Securities Corp., Series 2005-KS11, Class M2, FRN, 2.81%, 12/25/35	265
146	Residential Funding Mortgage Securities II, Inc., Series 2003-HS4, Class A1B, FRN, 2.65%, 01/25/29	98
	Securitized Asset Backed Receivables LLC Trust,
500	Series 2005-OP1, Class M2, FRN, 2.84%, 01/25/35	400
568	Series 2006-OP1, Class A2B, FRN, 2.59%, 10/25/35	560
300	Sigma Finance Corp. (Cayman Islands), VAR, 2.70%, 09/15/08 (e) (f) (i) (s)	240
408	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, FRN, 2.61%, 06/25/34	368
1,800	Wells Fargo Home Equity Trust, Series 2006-3, Class A2, FRN, 2.54%, 01/25/37	1,501
1,000	William Street Funding Corp., Series 2005-1, Class A, FRN, 3.19%, 01/23/11 (e) (i)	905

	Total Asset-Backed Securities (Cost $23,015)	15,927

1

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Collateralized Mortgage Obligations — 16.5%
	Agency CMO — 2.7%
	Federal Home Loan Mortgage Corp., REMICS,
1,416	Series 2638, Class KI, IO, 5.00%, 11/15/27	106
743	Series 2686, Class FL, FRN, 2.91%, 03/15/28	737
1,069	Series 2928, Class IN, IO, 5.00%, 10/15/24	48
995	Series 2975, Class IO, IO, 5.50%, 06/15/26	65
	Federal National Mortgage Association, REMICS,
215	Series 2002-36, Class FS, FRN, 2.89%, 06/25/32	215
320	Series 2002-36, Class FT, FRN, 2.89%, 06/25/32	320
587	Series 2003-121, Class FC, FRN, 2.79%, 02/25/28	583
1,344	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	69
870	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	34

		2,177

	Non-Agency CMO — 13.8%
	Countrywide Alternative Loan Trust,
1,148	Series 2006-OA2, Class A1, FRN, 2.69%, 05/20/46	893
2,496	Series 2006-OA19, Class A1, FRN, 2.66%, 02/20/47	1,949
810	Series 2006-OA21, Class A1, FRN, 2.67%, 03/20/47	630
985	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, FRN, 2.73%, 03/25/35	788
591	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, FRN, 2.83%, 08/19/45	480
	Harborview Mortgage Loan Trust,
253	Series 2005-10, Class 2A1A, FRN, 2.81%, 11/19/35	207
1,112	Series 2006-14, Class 2A1A, FRN, 2.65%, 03/19/38	868
653	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, FRN, 2.57%, 11/25/36	472
	Thornburg Mortgage Securities Trust,
338	Series 2003-2, Class A1, FRN, 3.07%, 04/25/43	330
3,371	Series 2006-6, Class A1, FRN, 2.50%, 11/25/46	3,220
	WaMu Mortgage Pass Through Certificates,
400	Series 2003-AR11, Class A6, VAR, 3.99%, 10/25/33	399
606	Series 2005-AR9, Class A1A, FRN, 2.71%, 07/25/45	513
757	Series 2005-AR13, Class A1A1, FRN, 2.68%, 10/25/45	611

		11,360

	Total Collateralized Mortgage Obligations (Cost $15,699)	13,537

	Commercial Mortgage-Backed Securities — 1.9%
500	CS First Boston Mortgage Securities Corp.,☐ Series 2001-CK6, Class A3, 6.39%, 08/15/36	518
678	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	677
423	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 2.63%, 09/15/21 (e)	395

	Total Commercial Mortgage-Backed Securities (Cost $1,612)	1,590

	Corporate Bonds — 29.3%
	Capital Markets — 2.8%
	Citigroup Funding, Inc.,
500	FRN, 3.26%, 03/02/09 (m)	496
400	FRN, 3.60%, 05/08/09 (m)	399
850	Goldman Sachs Group, Inc. (The), FRN, 2.77%, 06/28/10	831
400	Lehman Brothers Holdings, Inc., FRN, 2.82%, 11/16/09	383
300	Lehman Brothers Holdings Capital Trust VIII, 3.48%, 05/31/12 (x)	213

		2,322

	Commercial Banks — 7.6%
1,000	BAC Capital Trust XIII, FRN, 3.20%, 03/15/43 (x)	760
600	Banco de Sabadell S.A. (Spain), FRN, 3.02%, 04/23/10 (e)	558
1,600	Glitnir Banki HF (Iceland), FRN, 2.87%, 10/15/08 (e) (m)	1,589
200	ICICI Bank Ltd. (India), FRN, 3.25%, 01/12/10 (e)	194
500	Rabobank Nederland N.V. (Netherlands), FRN, 3.12%, 05/19/10 (e)	500

2

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

750	Wachovia Bank, N.A., FRN, 2.65%, 10/03/08	748
1,900	Wells Fargo & Co., FRN, 3.34%, 01/29/10	1,900

		6,249

	Computers & Peripherals — 1.0%
800	Hewlett-Packard Co., FRN, 3.48%, 09/03/09	800

	Consumer Finance — 4.3%
700	American Express Centurion Bank, FRN, 2.49%, 09/22/09	693
1,000	American Honda Finance Corp., FRN, 2.96%, 09/18/08 (e) (m)	1,000
350	Capital One Financial Corp., FRN, 3.27%, 09/10/09	333
1,550	International Lease Finance Corp., FRN, 2.86%, 05/24/10	1,471

		3,497

	Diversified Financial Services — 3.3%
800	General Electric Capital Corp., FRN, 2.90%, 06/15/09 (m)	800
1,400	IBM International Group Capital LLC, FRN, 3.25%, 07/29/09	1,403
600	ZFS Finance USA Trust III, FRN, 3.95%, 12/15/65 (e) (i)	524

		2,727

	Electric Utilities — 0.6%
500	Pepco Holdings, Inc., FRN, 3.70%, 06/01/10	495

	Household Products — 1.0%
850	Procter & Gamble International Funding SCA (Luxembourg), FRN, 2.94%, 08/19/09	852

	Insurance — 4.0%
500	Allstate Life Global Funding Trusts, FRN, 3.25%, 02/26/10	495
800	Metropolitan Life Global Funding I, 3.80%, 01/20/09 (e) (m)	798
2,000	Principal Life Income Funding Trusts, FRN, 2.95%, 06/06/08	2,000

		3,293

	Media — 0.3%
200	Viacom, Inc., FRN, 3.15%, 06/16/09	197

	Metals & Mining — 0.7%
550	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 3.04%, 11/13/09 (e)	536

	Multi-Utilities — 0.9%
700	Dominion Resources, Inc., FRN, 2.86%, 11/14/08 (m)	697

	Thrifts & Mortgage Finance — 2.3%
900	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain), FRN, 3.02%, 02/01/10 (e)	845
	Countrywide Financial Corp.,
160	FRN, 2.82%, 03/24/09	148
950	FRN, 2.85%, 12/19/08	872

		1,865

	Wireless Telecommunication Services — 0.5%
400	American Movil S.A.B de C.V. (Mexico), FRN, 2.76%, 06/27/08 (m)	398

	Total Corporate Bonds (Cost $24,706)	23,928

	U.S. Treasury Obligation — 0.8%
618	U.S. Treasury Inflation Indexed Bond, 2.71%, 07/15/17 (Cost $667)	677

	Certificate of Deposit — 1.2%
1,000	Deutsche Bank AG (Germany), FRN, 3.29%, 02/16/10 (Cost $1,000)	1,000

	Total Long-Term Investments (Cost $66,699)	56,659

3

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Short-Term Investments — 30.7%
	Certificates of Deposit — 7.3%
700	Bank of Ireland, (Ireland), 3.07%, 03/03/09 (m)	700
1,600	Barclays Bank plc, (United Kingdom), 3.75%, 07/18/08 (m)	1,602
1,500	National Bank of Canada, (Canada), 3.28%, 07/29/08 (m)	1,502
900	Natixis, 2.95%, 10/21/08 (m)	900
800	Royal Bank of Canada, (Canada), 5.33%, 06/05/09	810
500	Societe Generale, (France), 2.91%, 07/18/08	500

	Total Certificates of Deposit (Cost $6,015)	6,014

	Commercial Paper — 4.5% (n)
1,100	Alpine Securitization Corp., 2.96%, 08/13/08 (m)	1,093
500	Barclays U.S. Funding Corp., 2.90%, 07/17/08 (m)	498
1,000	BNZ International Funding Ltd., 2.98%, 08/20/08 (m)	994
1,100	CRC Funding LLC, 2.96%, 08/13/08 (e) (m)	1,093

	Total Commercial Paper (Cost $3,680)	3,678

Shares

	Investment Company — 18.7%
15,311	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $15,311)	15,311

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
185	U.S. Treasury Bill, 1.19%, 06/19/08 (k) (n) (Cost $185)	185

	Total Short-Term Investments (Cost $25,191)	25,188

	Total Investments — 99.8% (Cost $91,890)	81,847
	Other Assets in Excess of Liabilities — 0.2%	196

	NET ASSETS — 100.0%	$82,043

Percentages indicated are based on net assets.

4

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

ABBREVIATIONS AND DEFINITIONS:

CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceeds yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

NIM	Net Interest Margin
REMICS	Real Estate Mortgage Investment Conduits
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $240 (amounts in thousands) which is 0.3% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to changes in market conditions.

(v)	As a result of the issuer missing its most recent coupon payment, the Fund no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payments.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon shown is the rate in effect as of May 31, 2008.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50
Aggregate gross unrealized depreciation	(10,093)

Net unrealized appreciation/depreciation	$(10,043)

Federal income tax cost of investments	$91,890

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
39	Eurodollar	June, 2008	$9,487	$(26)
35	2 Year U.S. Treasury Note	September, 2008	7,372	(12)
38	10 Year U.S. Treasury Note	September, 2008	4,271	(18)
30	Eurodollar	September, 2008	7,287	-(h )

	Short Futures Outstanding
(1)	Eurodollar	June, 2008	(243)	(3)
(52)	5 Year U.S. Treasury Note	September, 2008	(5,717)	41
(7)	10 Year U.S. Treasury Note	September, 2008	(787)	3

				$(15)

1

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Banca Italease S.p.A., 5.157%, 02/08/12	Deutsche Bank AG, New York	Sell	0.85% quarterly	06/20/08	$1,800	$(1)
CDX.NA.IG.9	Goldman Sachs Capital Management [1]	Buy	0.60% quarterly	12/20/12	1,500	27
CDX.NA.IG.9	Goldman Sachs Capital Management [2]	Buy	0.60% quarterly	12/20/12	1,500	27
CDX.NA.IG.9	Lehman Brothers Special Financing [3]	Buy	0.60% quarterly	12/20/12	2,000	36
CDX.NA.IG.10	Goldman Sachs Capital Management [4]	Buy	1.55% quarterly	06/20/13	3,100	(78)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [5]	Sell	3.50% quarterly	06/20/13	800	40
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	0.03% quarterly	06/20/08	4,800	-(h )
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	0.20% quarterly	06/20/08	1,300	1
Ispat Inland ULC, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	0.17% quarterly	06/20/08	1,000	-(h )
Morgan Stanley, 6.60%, 04/01/12	Royal Bank of Scotland	Sell	0.20% quarterly	09/20/08	1,500	(7)

						$45

[1] Premiums paid of $82.
[2] Premiums paid of $66.
[3] Premiums paid of $98.
[4] Premiums received of $71.
[5] Premiums paid of $34.

1

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Enhanced Income Fund

Level 1	$15,311	$—	$44	$(59)

Level 2	66,296	—	7	(171)

Level 3	240	—	—	—

Total	$81,847	$—	$51	$(230)

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Enhanced Income Fund

Balance as of 02/29/08	$1,199	$—	$—	$—

Realized gain (loss)	—	—	—	—

Change in unrealized appreciation (depreciation)	1,141	—	—	—

Net purchases (sales)	(2,100)	—	—	—

Net transfers in (out) of Level 3	—	—	—	—

Balance as of 05/31/08	$240	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Government Agency Securities — 99.8%
	Federal Farm Credit Bank — 27.8%
105,000	2.42%, 05/28/09	105,000
100,000	2.45%, 05/27/09	100,000
25,000	DN, 1.63%, 09/25/08 (n) (m)	24,869
50,000	DN, 1.67%, 06/23/08 (n)	49,949
50,000	DN, 1.99%, 07/22/08 (n)	49,860
25,000	DN, 1.99%, 07/24/08 (n)	24,927
25,000	DN, 2.02%, 07/25/08 (n)	24,925
215,000	DN, 2.17%, 11/12/08 (n)	212,894
85,000	DN, 2.17%, 11/26/08 (n)	84,097
150,000	DN, 2.20%, 01/21/09 (n)	147,884
250,000	FRN, 1.95%, 06/02/08	249,975
262,500	FRN, 1.96%, 06/02/08	262,475
100,000	FRN, 1.96%, 06/19/08	99,997
75,000	FRN, 1.96%, 07/03/08	74,998
350,000	FRN, 1.97%, 06/18/08	349,991
50,000	FRN, 1.98%, 06/16/08	50,000
100,000	FRN, 1.99%, 08/18/08	99,995
80,000	FRN, 2.03%, 06/01/08	79,992
280,000	FRN, 2.03%, 07/30/08	280,000
324,150	FRN, 2.07%, 07/22/08	324,150
146,000	FRN, 2.09%, 06/03/08	146,000
250,000	FRN, 2.09%, 06/26/08	249,974
275,000	FRN, 2.11%, 06/12/08	275,000
75,000	FRN, 2.26%, 06/23/08	74,989
330,000	FRN, 2.29%, 06/24/08	330,000
11,000	FRN, 2.52%, 06/12/08	11,004
85,000	FRN, 2.67%, 06/02/08	85,000
60,000	FRN, 2.69%, 07/01/08	59,996

		3,927,941

	Federal Home Loan Bank — 31.4%
558,535	DN, 1.47%, 06/02/08 (n)	558,512
430,061	DN, 2.05%, 06/06/08 (n)	429,939
500,000	DN, 2.06%, 06/11/08 (n)	499,715
828,000	DN, 2.11%, 06/20/08 (n)	827,081
419,341	DN, 2.12%, 06/04/08 (n)	419,267
500,000	DN, 2.14%, 06/25/08 (n)	499,288
924,500	DN, 2.17%, 06/18/08 (n)	923,555
223,000	DN, 2.85%, 07/18/08 (n)	222,182
52,000	DN, 4.17%, 06/13/08 (n)	51,929

		4,431,468

	Federal Home Loan Bank System — 40.6%
125,000	2.29%, 04/22/09	124,979
180,000	2.30%, 04/03/09	179,958
150,000	2.35%, 04/21/09	150,000
265,000	2.43%, 09/17/08	265,000
215,000	2.44%, 09/24/08	215,000
460,000	2.48%, 09/10/08	460,000
150,000	2.60%, 06/17/09	149,997
11,730	2.63%, 07/15/08	11,706
134,000	2.65%, 02/27/09	134,000
25,000	3.88%, 08/22/08	25,070
46,650	4.10%, 06/13/08	46,632
55,975	4.50%, 10/14/08	56,154
32,530	5.13%, 07/30/08	32,554
94,815	5.25%, 06/06/08	94,815
26,915	5.32%, 06/18/08	26,915
100,000	FRN, 2.02%, 08/20/08	100,000
100,000	FRN, 2.03%, 08/20/08	100,000
130,000	FRN, 2.04%, 06/06/08	130,000
90,000	FRN, 2.06%, 08/22/08	90,000
130,000	FRN, 2.09%, 08/07/08	129,970
110,000	FRN, 2.12%, 08/15/08	110,000
105,000	FRN, 2.14%, 08/20/08	105,000
475,000	FRN, 2.25%, 06/02/08	474,923
25,000	FRN, 2.26%, 06/02/08	25,000
65,000	FRN, 2.33%, 06/22/08	65,000
25,000	FRN, 2.40%, 06/17/08	25,000
150,000	FRN, 2.42%, 06/20/08	149,963
190,000	FRN, 2.46%, 06/02/08	190,000
262,000	FRN, 2.51%, 07/12/08	262,000
362,050	FRN, 2.52%, 11/14/08	362,001
434,600	FRN, 2.56%, 07/05/08	434,610
265,000	FRN, 2.56%, 07/16/08	264,971
250,750	FRN, 2.60%, 08/11/08	250,750
295,630	FRN, 2.60%, 08/18/08	295,630
130,000	FRN, 2.62%, 06/06/08	129,985
70,125	FRN, 2.64%, 08/05/08	70,161

		5,737,744

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Government Agency Securities — Continued
	Total U.S. Government Agency Securities	14,097,153

	(Cost $14,097,153 )
	Total Investments — 99.8% (Cost $14,097,153)*	14,097,153
	Other Assets in Excess of Liabilities — 0.2%	26,824

	NET ASSETS — 100.0%	$14,123,977

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

DN -	Discount Notes
FRN -	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Federal Money Market

Level 1	$—	$—

Level 2	14,097,153	—

Level 3	—	—

Total	$14,097,153	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 93.8%
	Municipal Bonds — 93.8%
	Alabama — 0.5%
4,675	City of Mobile, GO, AMBAC, 5.50%, 08/15/11	5,056
1,000	Jefferson County, Water & Sewer System, Rev., FSA, 5.20%, 02/15/10	1,000
6,960	Jefferson County, Water & Sewer System, Refunded Balance, Rev., FGIC, 5.13%, 08/01/12 (p)	7,540
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/09 (p)	4,491

		18,087

	Alaska — 0.2%
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09 (p)	1,523
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09 (p)	1,606
	City of North Slope Boro, Capital Appreciation,
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	971
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,348

		5,448

	Arizona — 2.0%
910	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	931
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., FRN, 2.62%, 06/05/08	4,675
	Arizona School Facilities Board,
5,000	Series A-2, COP, FSA-CR, FGIC, 5.00%, 09/01/15	5,404
1,680	Series A-3, COP, FSA-CR, FGIC, 5.00%, 09/01/15	1,816
14,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	16,319
	Arizona State Transportation Board Highway,
5,000	Rev., 5.00%, 07/01/16	5,478
3,000	Series A, Rev., 5.00%, 07/01/18	3,188
4,675	Series B, Rev., 5.00%, 01/01/16	5,139
8,000	City of Phoenix, Series A, GO, 5.00%, 07/01/17	8,868
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/10	1,351
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	4,346
905	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	988
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,147
1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,988
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 01/01/18	1,068
4,455	Tempe Union High School District No. 213, GO, FSA, 5.00%, 07/01/13	4,848

		69,554

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	California — 14.9%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., FGIC, 5.00%, 08/01/12	5,171
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,168
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12 (p)	586
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.00%, 12/01/12	2,149
	California State Department of Water Resources, Power Supply,
10,000	Series A, Rev., AMBAC, 5.50%, 05/01/12	10,874
8,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,810
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.00%, 04/01/16	2,169
2,245	Series B, Rev., FSA, 5.00%, 04/01/16	2,361
	California State Public Works Board, Department of Corrections & Rehabilitation,
3,720	Series C, Rev., 5.50%, 12/01/13	3,966
2,500	Series E, Rev., XLCA, 5.00%, 06/01/14	2,597
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., FSA, 5.00%, 04/01/16	2,944
2,105	Series C, Rev., FSA, 5.00%, 04/01/16	2,208
2,310	Series C, Rev., FSA, 5.00%, 04/01/16	2,409
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.00%, 06/01/13	2,567
2,330	Series A, Rev., 5.00%, 06/01/14	2,495
3,500	Series A, Rev., 5.00%, 06/01/15	3,636
5,000	Series A, Rev., 5.00%, 06/01/15	5,163
5,160	Series A, Rev., 5.00%, 06/01/15	5,273
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., FSA, 5.00%, 04/01/16	1,366
1,415	Series D, Rev., FSA, 5.00%, 04/01/16	1,488
1,560	Series D, Rev., FSA, 5.00%, 04/01/16	1,632
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
6,000	Series A, Rev., 5.50%, 06/01/14	6,377
2,500	Series A, Rev., 5.50%, 06/01/14	2,707
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.25%, 10/01/16	3,616
	California State University,
1,000	Series C, Rev., FSA, 5.00%, 11/01/13	1,094
1,000	Series C, Rev., FSA, 5.00%, 11/01/14	1,102
820	California Statewide Communities Development Authority, Catholic West, COP, 6.00%, 07/01/09 (p)	837
2,715	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	2,774
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/15/13	3,089
1,000	Rev., 5.25%, 11/15/13	1,020
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax AMBAC, 5.00%, 09/01/12	1,064
2,070	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	871
785	City of Long Beach, Water System, Series A, Rev., MBIA, 5.75%, 05/01/15	872

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.25%, 10/01/11	4,505
	City of Vallejo,
3,010	Rev., MBIA, 5.00%, 05/01/16	3,051
3,160	Rev., MBIA, 5.00%, 05/01/16	3,191
3,320	Rev., MBIA, 5.00%, 05/01/16	3,341
3,490	Rev., MBIA, 5.00%, 05/01/16	3,497
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/11	11,233
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,703
1,700	Fontana Public Finance Authority, Rev., AMBAC, 5.25%, 09/01/14	1,827
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
10,000	Series A, Rev., AMBAC, 5.00%, 06/01/11	10,044
33,750	Series A-1, Rev., 4.50%, 06/01/17	29,693
12,970	Series A-1, Rev., 6.75%, 06/01/13 (p)	14,888
7,350	Series A-2, Rev., 7.90%, 06/01/13 (p)	8,801
3,305	Series A-4, Rev., 7.80%, 06/01/13 (p)	3,943
1,000	Series B, Rev., 5.00%, 06/01/12 (p)	1,065
19,970	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election 2002, Series C, GO, Zero Coupon, 08/01/26 (w)	7,998
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax, Tax Allocation, Zero Coupon, 01/01/19 (p)	3,154
2,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/21	2,442
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, FGIC, Zero Coupon, 05/01/20	1,848
4,365	Series D, GO, FGIC, Zero Coupon, 05/01/21	2,328
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/22	2,655
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/23	2,502
4,750	Los Altos School District, GO, AMBAC, 5.00%, 08/01/16	5,051
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.13%, 08/15/11	4,956
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, MBIA, 4.75%, 05/15/13	3,310
3,410	Series A, Rev., AMT, MBIA, 4.75%, 05/15/14	3,485
3,575	Series A, Rev., AMT, MBIA, 5.00%, 05/15/15	3,688
	Los Angeles Unified School District,
15,850	Series A, GO, MBIA, 5.00%, 07/01/16	17,197
14,750	Series B, GO, FSA, 4.75%, 07/01/16	15,628
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	14,611
11,755	Series F, GO, FGIC, 5.00%, 07/01/13 (p)	12,844
7,560	Los Angeles Wastewater System, Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,672
2,925	Los Rios Community College District, Election of 2002, Series B, GO, MBIA, 5.00%, 08/01/12	3,080
2,085	Napa Valley Unified School District, Election of 2002, GO, FGIC, 5.00%, 08/01/16	2,153
4,535	Natomas Unified School District, Election of 2006, GO, FGIC, 5.00%, 08/01/14	4,667
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, MBIA, Zero Coupon, 08/01/15	2,355

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

3,615	Series A, GO, MBIA, Zero Coupon, 08/01/18	2,283
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,173
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, MBIA, 5.00%, 04/01/16	1,441
2,480	Series A, MBIA, 5.00%, 04/01/16	2,556
2,045	Series A, MBIA, 5.00%, 04/01/16	2,131
2,250	Series A, MBIA, 5.00%, 04/01/16	2,335
2,365	Series A, MBIA, 5.00%, 04/01/16	2,445
2,020	Rio Hondo Community College District, Series A, GO, MBIA, 5.25%, 08/01/14 (p)	2,260
3,110	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/15	2,354
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.00%, 06/15/12	9,360
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., MBIA, 5.00%, 09/01/17	1,063
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, FGIC, Zero Coupon, 08/01/11	2,599
1,575	Series B, GO, FGIC, Zero Coupon, 08/01/13	1,300
545	Series B, GO, FGIC, Zero Coupon, 08/01/14	428
2,000	Series C, GO, FGIC, Zero Coupon, 08/01/14	1,572
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., FSA, 5.00%, 08/01/17	1,379
2,000	Rev., FSA, 5.00%, 08/01/17	2,186
2,000	Solano County, COP, MBIA, 5.25%, 11/01/12 (p)	2,194
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,520
	State of California,
2,350	GO, 5.00%, 02/01/10	2,448
8,545	GO, 5.00%, 08/01/13	8,839
2,065	GO, 5.00%, 02/01/14 (p)	2,268
20,000	GO, 5.00%, 03/01/14	21,399
3,250	GO, 5.00%, 08/01/15	3,348
5,000	GO, 5.13%, 04/01/14	5,143
3,000	GO, 5.25%, 02/01/13	3,168
2,885	GO, 5.75%, 05/01/10 (p)	3,102
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,436
	State of California, Economic Recovery,
6,000	Series A, GO, FGIC, 5.25%, 07/01/14	6,619
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,241
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	21,642
10,000	Series B, GO, 5.00%, 07/01/11	10,549
6,580	Temple City Unified School District, GO, FGIC, 5.25%, 08/01/22	7,107
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.00%, 08/01/11	2,110
4,270	Tustin Unified School District School Facilities Improvement District, Election of 2002, Series C, GO, FSA, 4.50%, 06/01/18	4,160
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.00%, 08/01/14	2,817
	West Valley-Mission Community College District, Election of 2004,
5,695	Series A, GO, FSA, 5.00%, 08/01/16	5,967
2,615	Series A, GO, FSA, 5.00%, 08/01/16	2,755

		514,558

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Colorado — 2.8%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series 1985-A, Rev., Zero Coupon, 06/01/16 (p)	31,213
	Arapahoe County School District No. 5, Cherry Creek,
1,000	Series B, GO, 6.00%, 12/15/12	1,122
1,000	GO, 6.00%, 12/15/09 (p)	1,058
2,035	Arapahoe County School District No. 6, Littleton, GO, FGIC, 5.25%, 12/01/12	2,160
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.00%, 10/01/12	1,103
710	Series C, Rev., MBIA, 6.00%, 10/01/11	773
615	Series C, Rev., MBIA, 6.00%, 10/01/12	678
825	Series C, Rev., MBIA, 6.00%, 10/01/13	921
585	Series C, Rev., MBIA, 6.00%, 10/01/14	660
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/12	1,251
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/08 (p)	2,403
50	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/10	51
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,674
	Denver City & County, Airport,
4,030	Series B, Rev., FGIC, AMT, 5.00%, 11/15/13	4,138
5,000	Series B, Rev., FGIC, AMT, 5.00%, 11/15/14	5,118
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,097
5,250	Denver City & County, Excise Tax, Series A, Rev., FSA, 5.38%, 09/01/09	5,417
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/14	1,797
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,886
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	3,980
1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.10%, 07/07/08	1,239
2,000	El Paso County School District No. 49, Falcon,
	Series A, GO, FSA, 5.50%, 12/01/09 (p)	2,195
	Jefferson County School District R-001,
4,800	GO, MBIA, 6.50%, 12/15/10	5,267
3,720	GO, MBIA, 6.50%, 12/15/11	4,176
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,301
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	923
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.00%, 11/01/16 (p)	5,550
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.25%, 06/01/13 (p)	1,098
250	University of Northern Colorado, Auxillary Facilities System, Series A, Rev., FSA, 5.00%, 06/01/11	266

		95,515

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Connecticut — 1.3%
	City of Greenwich,
600	GO, 4.00%, 06/01/18	602
725	GO, 5.00%, 06/01/18	803
	City of New Haven,
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,622
3,425	City of Ridgefield, Series A, GO, 5.00%, 09/15/10 (p)	3,658
1,155	City of Stamford, Election of 2003, Unrefunded Balance, GO, 5.00%, 07/15/08	1,159
	City of Waterbury,
1,045	Series A, GO, FSA, 5.25%, 04/01/11	1,116
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,269
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.00%, 06/15/13	907
1,040	Rev., FSA, 5.00%, 06/15/15	1,142
1,200	Rev., FSA, 5.00%, 06/15/16	1,318
1,260	Rev., FSA, 5.00%, 06/15/17	1,384
1,320	Rev., FSA, 5.00%, 06/15/17	1,436
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,135
65	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	71
	State of Connecticut,
5,000	Series A, GO, 5.25%, 04/15/11	5,351
2,250	Series A, Rev., FGIC, 5.50%, 10/01/12	2,466
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,751
1,400	Series B, Rev., MBIA-IBC, 6.13%, 09/01/12	1,521
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,554
3,900	University of Connecticut, Series A, GO, FGIC, 5.75%, 03/01/10 (p)	4,170

		46,440

	District of Columbia — 0.9%
	District of Columbia,
10,305	Series A, GO, MBIA, 5.50%, 06/01/12	11,167
2,000	COP, FGIC, 5.00%, 01/01/13	2,108
2,000	COP, FGIC, 5.25%, 01/01/15	2,146
2,500	COP, FGIC, 5.25%, 01/01/16	2,684
3,310	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/11	3,326
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 04/01/09	6,894
1,500	District of Columbia, George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	1,571

		29,896

	Florida — 3.7%
5,000	Brevard County School Board, COP, AMBAC, 5.00%, 07/01/12 (p)	5,380
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.00%, 12/01/15	1,508
1,500	Series E, Rev., FGIC, 5.12%, 12/01/20	1,585
	Florida State Board of Education, Capital Outlay,
1,495	Series B, GO, 5.25%, 06/01/12	1,617
5,800	Series F, GO, 5.00%, 06/01/16	6,233
	Florida State Board of Education, Lottery,
2,145	Series A, Rev., AMBAC, 5.00%, 07/01/15	2,282
9,640	Series A, Rev., AMBAC, 5.00%, 07/01/15	9,983
7,060	Series B, Rev., FGIC, 5.25%, 07/01/11	7,419
1,000	Florida State Turnpike Authority,
	Series C, Rev., 5.00%, 07/01/13	1,084

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Highlands County Health Facilities Authority, Adventist Health,
8,000	Rev., VAR, 3.95%, 09/01/12	7,896
7,230	Series A, Rev., 6.00%, 11/15/11 (p)	8,019
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 07/07/08	1,198
1,285	Rev., FSA, 6.00%, 07/07/08	1,300
4,885	Jacksonville Electric Authority, Water & Sewer, Series A, Rev., FGIC, 5.00%, 10/01/13	5,164
5,000	Lee County, Airport, Series B, Rev., FSA, 5.75%, 10/01/10 (p)	5,427
5,000	Lee County School Board, Series A, COP, FSA, 5.00%, 02/01/14	5,323
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,677
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,778
5,000	Miami-Dade County, Special Obligation, Capital Appreciation, Series B, Rev., AMBAC, Zero Coupon, 10/01/08 (p)	1,632
3,700	Miami-Dade County Health Facilities Authority, Children’s Hospital, Series A, Rev., AMBAC, 5.63%, 08/15/11 (p)	3,011
5,030	Miami-Dade County, International Airport, Series D, Rev., FSA, 5.25%, 10/01/17	3,866
2,800	Miami-Dade County School Board, Series B, COP, VAR, MBIA, 5.00%, 05/01/11	2,935
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.75%, 06/01/09	4,097
	Palm Beach County School Board,
2,290	Series B, COP, VAR, FGIC, 5.00%, 08/01/11	10,281
5,000	Series C, COP, FSA, 5.00%, 08/01/12 (p)	5,392
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.00%, 10/01/15	6,179
5,325	Sarasota County, Environmentally Sensitive Program, GO, 5.00%, 10/01/18	6,168
995	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,080
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., MBIA, 5.25%, 10/01/18	1,648
2,060	Rev., MBIA, 5.25%, 10/01/19	2,254
	Volusia County, Gas Tax,
3,065	Rev., FSA, 5.00%, 10/01/14	3,327

		128,743

	Georgia — 2.8%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.25%, 10/01/22	5,461
8,660	Series B, Rev., 5.25%, 10/01/23	9,638
1,720	Forsyth County School District, GO, 5.00%, 07/01/11	1,849
	Fulton County School District,
2,780	GO, 6.38%, 05/01/13	3,196
2,630	GO, 6.38%, 05/01/14	3,074
	Georgia Municipal Electric Authority,
5,150	Series A, Rev., 6.50%, 01/01/12	5,524
125	Series Y, Rev., 6.40%, 01/01/09 (p)	128
55	Series Y, Rev, 10.00%, 01/01/10 (p)	62
	Georgia Municipal Electric Authority, Unrefunded Balance,
2,875	Series Y, Rev., 6.40%, 01/01/09	2,945
945	Series Y, Rev., 10.00%, 01/01/10	1,051
5,000	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., FSA, 5.00%, 06/01/18	5,424

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,950	Gwinnett County Development Authority, Public Schools Project, COP, MBIA, 5.25%, 01/01/13	3,215
	Gwinnett County School District,
2,300	GO, 5.00%, 02/01/13	2,498
1,500	GO, 5.00%, 02/01/17	1,664
4,800	GO, 5.00%, 02/01/18	5,134
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.63%, 02/01/10 (p)	1,596
	Main Street Natural Gas, Inc.,
3,980	Series A, Rev., 5.50%, 09/15/21	3,866
4,000	Series A, Rev., 5.50%, 09/15/23	3,836
5,000	Series A, Rev., 5.50%, 09/15/24	4,777
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, Bank of New York, 6.25%, 07/01/18	2,853
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,392
	State of Georgia,
5	Series B, GO, 6.30%, 03/01/10 (p)	5
9,300	Series D, GO, 5.00%, 08/01/12	10,011
1,900	Series E, GO, 6.75%, 12/01/10	2,099
10,695	State of Georgia, Unrefunded Balance, Series B, GO, 6.30%, 03/01/10	11,428

		96,726

	Hawaii — 0.1%
2,585	State of Hawaii, Series CM, GO, FGIC, 6.00%, 12/01/10	2,802

	Illinois — 5.4%
6,915	Chicago Board of Education, Series A, GO, MBIA, 5.25%, 06/01/13	7,493
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, FGIC, Zero Coupon, 12/01/17	4,185
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/14 (p)	2,438
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.50%, 12/01/09	14,686
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.50%, 12/01/12 (p)	10,826
1,000	GO, 7.25%, 12/01/12 (p)	1,177
11,955	Chicago O’Hare International Airport, Third Lien, Series A, Rev., FGIC, 5.25%, 01/01/16	12,604
990	Chicago Park District, Series B, GO, FGIC, 5.50%, 01/01/11 (p)	1,061
5,300	Chicago Public Building Commission Building, Series A, MBIA, Rev, 5.25%, 12/01/11	5,619
	Chicago Transit Authority, Federal Transit Administration,
10,000	Rev., AMBAC, 5.00%, 12/01/16	10,625
2,145	Series A, Rev., AMBAC, 5.25%, 06/01/13	2,319
	City of Chicago,
7,500	Series A, GO, FSA, 5.00%, 01/01/15	7,904
10,020	Series J, GO, AMBAC, 5.00%, 12/01/16	10,596
	City of Chicago, Emergency Telephone System,
1,170	GO, FGIC, 5.25%, 01/01/13	1,270
1,000	GO, FGIC, 5.25%, 01/01/15	1,105
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, FSA-CR, MBIA, Zero Coupon, 12/01/21	2,635
3,000	Du Page County, Rev., FSA, 5.75%, 07/01/11 (p)	3,269
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,720

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/10 (p)	1,790
2,070	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.75%, 11/15/10	2,178
	Lake County Community High School District No. 124 - Grant School Building,
2,500	GO, 5.00%, 12/01/13	2,701
1,355	GO, 5.00%, 12/01/15	1,472
1,080	GO, 5.00%, 12/01/16	1,175
2,985	McHenry County Community Unit School District No 20, Woodstock School Building, Series A, GO, FGIC, 8.00%, 01/15/15	3,705
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.40%, 06/01/12	7,153
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,084
7,730	Series B, Rev., FGIC, 5.38%, 06/01/12	8,274
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., MBIA, 5.25%, 10/01/16	1,073
1,500	Rev., MBIA, 5.25%, 10/01/16	1,599
	State of Illinois,
4,330	GO, 5.00%, 01/01/20	4,707
4,330	GO, 5.00%, 01/01/21	4,692
3,125	Rev., 5.00%, 06/15/13	3,387
8,885	Series A, GO, 5.00%, 03/01/14	9,350
2,400	Series P, Rev., 6.50%, 06/15/13	2,604
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.25%, 01/01/15	5,894
6,140	Series A, GO, XLCA, 5.25%, 01/01/15	6,453
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 01/01/23	1,077
1,025	Will County High School District No. 204, Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/11 (p)	1,113
2,330	Will County, School District No. 122, Capital Appreciation, Unrefunded Balance, Series B, GO, FSA, Zero Coupon, 11/01/08	2,309
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, MBIA, 5.00%, 12/30/15	4,511
4,420	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, FSA, Zero Coupon, 01/01/13	3,748

		184,581

	Indiana — 0.9%
3,000	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., FSA, 5.00%, 07/15/15	3,168
3,485	City of Indianapolis, Economic Development, Knob In the Woods Project, Rev., VAR, FNMA COLL, 3.45%, 12/01/09	3,521
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,759
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., 5.00%, 07/15/12	1,160
1,155	Rev., 5.00%, 07/15/13	1,225
990	Rev., 5.00%, 07/15/14	1,053
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.00%, 08/01/16	2,100
1,800	Indiana Municipal Power Agency, Series B, Rev., MBIA, 5.88%, 01/01/10	1,882
5,555	Indiana State Office Building Commission, Miami Correctional-Phase, Series 1-A, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,815

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,500	Indiana Transportation Finance Authority Facilities, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,655
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,504
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.10%, 01/15/17	2,910
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev, 6.00%, 01/10/20	1,834
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.20%, 01/15/10 (p)	528

		31,114

	Iowa — 0.5%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.50%, 01/01/10	3,129
6,920	Iowa Finance Authority, Hospital Facility, Rev., 6.75%, 02/15/10 (p)	7,482
1,000	Iowa Higher Education Loan Authority, Warburg College Project, Rev., ACA, 5.75%, 10/01/12 (p)	1,108
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset Backed, Series B, Rev., 5.50%, 06/01/11 (p)	5,377

		17,096

	Kansas — 2.0%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.25%, 10/01/10	1,456
1,600	Rev., MBIA, 5.35%, 10/01/10	1,698
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,242
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,982
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,806
5,000	Series A, GO, FSA, 5.25%, 09/01/15	5,290
	Junction City, Public Improvements,
1,795	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,857
1,710	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,777
1,625	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,694
3,880	Kansas City, Single Family Municipal Multiplier, Series A, Rev., Zero Coupon, 12/01/14 (p)	3,052
24,350	Reno County, Single Family Mortgage, Rev., PRIV MTGS, Zero Coupon, 12/01/15 (p)	18,298
25,000	Reno Sedgwick Finney Counties, Rev., MBIA, Zero Coupon, 04/01/16 (p)	18,369
1,025	Sedgwick County Unified School District No. 266-Maize, GO, MBIA, 5.00%, 09/01/13	1,115
6,365	Wyandotte County School District No. 500, GO, FSA, 5.50%, 09/01/12 (p)	6,999

		69,635

	Kentucky — 0.9%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 07/07/08	326
	Kentucky Area Development Districts, City of Ewing,
1,015	Series C, Rev., 5.60%, 06/01/10 (p)	1,056
745	Series C, Rev., 5.85%, 06/01/10 (p)	762
2,000	Kentucky Municipal Power Agency, Prairie Project, Series A, Rev., MBIA, 5.25%, 09/01/17	2,095
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,311

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.13%, 10/01/13 (p)	7,132
5,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/13	5,504
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/11	1,072
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,272

		29,530

	Louisiana — 0.4%
2,805	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	3,023
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.30%, 07/01/30	3,649
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,595	Rev., AMBAC, 5.00%, 03/01/16	3,769
3,915	Rev., AMBAC, 5.00%, 03/01/16	4,074

		14,515

	Maine — 0.1%
2,765	Maine Municipal Bond Bank, Series D, Rev., 5.13%, 11/01/11 (p)	2,975

	Maryland — 2.2%
	Maryland State Transportation Authority,
5,000	Rev., 5.00%, 03/01/17	5,403
10,000	Rev., 5.00%, 03/01/17	10,889
8,175	Montgomery County, Public Improvement, Series A, GO, 5.00%, 05/01/14	8,981
6,529	State of Maryland, Rev., 5.19%, 07/01/16 (i)	6,768
7,750	State of Maryland, State & Local Facilities 1st Loan, Series B, GO, 5.25%, 02/15/11	8,276
	State of Maryland, State & Local Facilities 2nd Loan,
13,280	GO, 5.00%, 08/01/11	14,211
13,045	GO, 5.00%, 08/01/15	14,445
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.50%, 08/01/12	4,866
2,700	University System of Maryland, Series A, Rev., 5.00%, 10/01/16	2,912

		76,751

	Massachusetts — 3.8%
	Boston Housing Authority,
1,360	Rev., FSA, 4.25%, 04/01/18	1,338
615	Rev., FSA, 4.50%, 04/01/18	609
3,260	Rev., FSA, 5.00%, 04/01/18	3,412
1,365	City of Brockton, GO, FSA, 4.50%, 04/01/14	1,459
	Commonwealth of Massachusetts,
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,494
4,200	Series C, GO, 5.25%, 09/01/15 (p)	4,716
7,000	Series D, GO, 5.00%, 10/01/13	7,574
2,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	2,756
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,162
5,000	Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,554
	Commonwealth of Massachusetts, Federal Highway,
3,500	Series A, Rev., GAN, 5.50%, 12/15/09	3,678

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

3,280	Series A, Rev., GAN, 5.75%, 06/15/09	3,409
18,545	Series A, Rev., GAN, FSA, 5.75%, 12/15/10	19,924
3,400	Series A, Rev., GAN, MBIA-IBC, 5.75%, 12/15/10	3,653
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,493
2,045	Massachusetts Bay Transportation Authority, General Transportation Systems, Series A, Rev., MBIA, 5.50%, 03/01/14	2,283
	Massachusetts Development Finance Agency, Holy Cross College,
1,500	Series B, Rev., 5.00%, 09/01/18	1,586
1,500	Series B, Rev., 5.00%, 09/01/18	1,580
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed, Series A, Rev., 7.50%, 05/01/11	1,606
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	12,114
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,349
7,275	Massachusetts State Water Pollution Abatement, MWRA Program, Unrefunded Balance, Sub Series A, Rev., 6.00%, 08/01/09	7,635
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., GO, FSA, 5.50%, 08/01/13 (p)	2,227
5,030	Series A, Rev., MBIA, 5.25%, 08/01/16	5,618
2,850	Series C, Rev., GO, FGIC-TCRS, 5.25%, 12/01/15	3,083
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	11,892
11,645	Series 4-A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,903

		131,107

	Michigan — 3.5%
	City of Detroit, Sewer Systems, Senior Lien,
4,150	Series C, Rev., FGIC, 5.00%, 07/01/16	4,319
1,900	Series C, Rev., FGIC, 5.25%, 07/01/16	2,044
5,000	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., FGIC, 5.50%, 07/01/18	5,335
3,910	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	4,141
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.00%, 01/15/12	7,245
1,445	Lansing Board of Water & Light, Series A, Rev., 5.00%, 07/01/18	1,563
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.38%, 10/01/12	3,214
10,400	Rev., 5.50%, 10/01/14	11,733
2,500	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.50%, 10/15/11	2,669
13,050	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	13,914
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.00%, 09/01/11 (p)	1,849
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.00%, 12/01/10	4,476
4,405	Series A, Rev., 6.00%, 12/01/10	4,763
670	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	689
10,750	Michigan State Trunk Line, Series A, Rev., 5.25%, 11/01/13	11,820

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.65%, 04/01/11	16,525
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,097
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.25%, 01/01/09	3,068
5,445	Rev., 6.25%, 01/01/11	5,853
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,062
1,200	Wayne County, COP, AMBAC, 5.63%, 05/01/11	1,253
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,914
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,033
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,016
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,004
1,900	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,998

		120,597

	Minnesota — 1.0%
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/14	1,047
8,730	State of Minnesota, GO, 5.50%, 06/01/09	9,040
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., MBIA, 5.00%, 06/01/15	3,750
	University of Minnesota,
5,000	Series A, Rev., 5.75%, 07/01/10 (p)	5,346
6,000	Series A, Rev., 5.75%, 07/01/11 (p)	6,538
8,000	Series A, Rev., 5.75%, 07/01/15 (p)	9,218

		34,939

	Mississippi — 0.8%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., GTD Student Loan, 5.30%, 09/01/08	1,195
2,400	Mississippi Housing Finance Corp., Single Family Mortgage, Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	25,213
2,000	State of Mississippi, GO, 5.75%, 12/01/12	2,221

		28,629

	Missouri — 0.9%
1,600	Cass County Reorganized School District No. R-2, School Building, GO, 5.00%, 03/01/16	1,693
4,785	Clay County Public School District No. 53 Liberty, GO, FSA, 5.25%, 03/01/14	5,292
	Clay County Public School District No. 53 Liberty, Unrefunded Balance,
515	GO, FSA, 5.25%, 03/01/14	552
400	GO, FSA, 5.25%, 03/01/14	427
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.70%, 12/01/11	110
115	Series III, Rev., FHA, 4.80%, 12/01/11	120
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
5,370	Series B-1, Rev., VAR, AMT, GNMA/FNMA COLL, 5.38%, 09/01/13	5,538
7,410	Series C-1, Rev., VAR, AMT, GNMA/FNMA, 4.80%, 03/01/12	7,429
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,212

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.75%, 05/15/12 (p)	4,556
2,600	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	2,780

		29,709

	Montana — 0.1%
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., MBIA, 5.75%, 05/15/10	2,994
5	Montana State Housing Board, Single Family Mortgage, Series A-2, Rev., AMT, 5.10%, 06/01/09	5

		2,999

	Nebraska — 0.2%
2,885	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD Student Loans, 6.20%, 06/01/13	2,905
2,500	Nebraska Public Power District, Series C, Rev., FGIC, 5.00%, 01/01/16	2,642

		5,547

	Nevada — 0.4%
	Clark County School District,
910	Series A, GO, MBIA, 7.00%, 06/01/10	990
8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,177
2,750	Series D, GO, MBIA, 5.00%, 12/15/13	2,946

		13,113

	New Hampshire — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.50%, 07/01/11	755

	New Jersey — 6.0%
	City of Harrison,
2,770	Series A, GO, FSA, Zero Coupon, 06/01/15	2,113
2,700	Series A, GO, FSA, Zero Coupon, 06/01/16	1,950
2,430	City of Jersey City, Public Improvement, Series A, GO, MBIA, 5.25%, 09/01/14	2,614
890	Freehold Regional High School District, GO, FGIC, 5.00%, 03/01/19	962
	Garden State Preservation Trust,
6,000	2005-Series A, Rev., FSA, 5.80%, 11/01/15	6,843
10,000	2005-Series A, Rev., FSA, 5.80%, 11/01/15	11,308
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	9,047
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	8,995
145	Lindenwold Borough School District, GO, MBIA, 5.00%, 06/01/14	159
	New Jersey EDA, Cigarette Tax,
4,140	Rev., 5.63%, 07/07/08	4,140
4,000	Rev., AGC-ICC, 5.38%, 06/15/14	4,382
4,500	Rev., FGIC, 5.00%, 06/15/09	4,611
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.38%, 05/15/14 (p)	3,865
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	16,054
	New Jersey EDA, School Facilities Constructions,
4,000	Series O, Rev., 5.00%, 03/01/15	4,265
10,000	Series O, Rev., 5.25%, 03/01/15	10,610
5,000	Series O, Rev., 5.25%, 03/01/15	5,287
7,750	Series P, Rev., 5.25%, 09/01/15	8,250

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

5,000	New Jersey State Educational Facilities Authority, Princeton University,
	Series D, Rev., 5.25%, 07/01/17	5,661
	New Jersey State Transit Corp., Federal Transportation Administration Grants,
9,400	Series A, FGIC, COP, 5.00%, 09/15/15	9,883
7,825	Series B, AMBAC, COP, 5.50%, 09/15/11	8,376
	New Jersey State Turnpike Authority,
1,980	Rev., 5.70%, 07/07/08 (p)	2,129
3,875	Series C-1, Rev., AMBAC, 5.00%, 01/01/10	3,895
1,495	Series G, Rev., 5.75%, 07/07/08 (p)	1,523
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,269
1,780	Series A, Rev., 5.75%, 06/15/16	2,031
10,000	Series B, Rev., FGIC, 5.25%, 12/15/14	11,060
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,320
5,330	Series D, Rev., FSA, 5.00%, 06/15/15 (p)	5,896
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,654
6,670	Series D, Rev., FSA, 5.00%, 06/15/15	7,089
4,520	State of New Jersey, Series E, GO, 6.00%, 07/15/09	4,715
	State of New Jersey, Equipment Lease Purchase,
7,280	Series A, COP, 5.00%, 06/15/18	7,599
2,500	Series A, COP, 5.00%, 06/15/18	2,589
3,300	Series A, COP, 5.00%, 06/15/18	3,396
6,920	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.50%, 06/01/17	6,206

		207,746

	New Mexico — 1.2%
4,155	Albuquerque Municipal School District No 12, Series C, GO, 5.00%, 08/01/14	4,567
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.25%, 06/15/14	6,492
1,240	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, VAR, GNMA/FNMA/FHLMC COLL, 6.12%, 09/01/12	1,278
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.00%, 07/01/12	14,714
11,925	Series A, Rev., 4.00%, 07/01/12	12,164
	University of New Mexico, Capital Appreciation, Sub Lien,
1,000	Series B, Rev., MBIA, Zero Coupon, 06/01/08	1,000
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,088

		41,303

	New York — 9.5%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/13	13,620
100	Brockport Central School District, GO, FGIC, 5.75%, 06/15/18	116
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	4,135
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,231
1,005	Class A, Rev., 5.50%, 07/15/10 (p)	1,076
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,647
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,670
6,000	Series E, Rev., FGIC, 5.00%, 12/01/16	6,400

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

22,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.50%, 07/01/17	25,739
	New York City,
4,055	Series B, GO, 5.50%, 12/01/11 (p)	4,437
650	Series D, GO, 5.25%, 08/01/08	653
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09 (p)	4,238
1,300	Series E, GO, 5.75%, 08/01/12	1,424
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,210
5,000	Series G, GO, 5.00%, 08/01/14	5,400
540	Series G, GO, 5.25%, 08/01/08 (p)	543
1,655	Series G, GO, 5.50%, 08/01/09 (p)	1,722
10,000	Series H, GO, XLCA-ICR, 5.25%, 03/15/11	10,577
8,000	Series H, GO, MBIA-IBC, 5.00%, 08/01/14	8,549
5,000	Series J, GO, 5.00%, 06/01/16	5,213
9,845	New York City, Unrefunded Balance, Series G, GO, 5.50%, 08/01/09	10,201
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.00%, 06/15/12	2,650
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.00%, 11/01/15	1,589
10,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	10,916
7,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	7,564
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,228
23,700	Series A, Rev., VAR, 5.50%, 11/01/11	25,194
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,917
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,526
10,000	New York State Dormitory Authority, Education, Series D, Rev., 5.00%, 09/15/16	10,988
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., FSA, 5.00%, 08/15/15	3,273
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/14	1,669
1,825	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/16	1,896
2,370	New York State Dormitory Authority, St. Johns University, Series C, Rev., MBIA, 5.25%, 07/01/20	2,565
	New York State Dormitory Authority, Student University Educational Facilities,
3,590	Rev., 5.38%, 07/01/12 (p)	3,933
3,925	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,251
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,632
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,461
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.25%, 12/15/19	8,221
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.00%, 06/15/14	2,249
	New York State Environmental Facilities Corp., State Revolving Funds,
	New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.38%, 06/15/12	5,428
7,745	Series D, Rev., 5.38%, 06/15/12	8,353
8,325	Series D, Rev., 5.38%, 06/15/12	8,889
3,345	Sub Series E, Rev., 5.38%, 06/15/12	3,624
6,600	Sub Series E, Rev., 5.38%, 06/15/12	7,134

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

8,055	Sub Series E, Rev., 5.38%, 06/15/12	8,594
2,050	New York State Thruway Authority, Series A, Rev., 5.00%, 03/15/17	2,263
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,057
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,425
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.60%, 04/01/15	1,108
2,500	Port Authority of New York & New Jersey, 93rd Series, Rev., 6.13%, 06/01/24	2,852
	Sales Tax Asset Receivables Corp.,
3,000	Series A, Rev., MBIA, 5.00%, 10/15/14	3,111
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,234
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.70%, 07/07/08	4,853
	Tobacco Settlement Financing Authority,
4,000	Series B-1C, Rev., 5.50%, 06/01/12	4,202
4,000	Series B-1C, Rev., 5.50%, 06/01/13	4,232
10,815	Tobacco Settlement Financing Authority, Asset Backed, Series B, Rev., 5.00%, 06/01/11	11,380
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.25%, 11/15/12	10,710

		326,972

	North Carolina — 1.2%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.75%, 04/01/11	1,077
2,000	COP, 5.75%, 04/01/11	2,174
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/12	3,162
	Gaston County,
525	GO, FSA, 4.00%, 04/01/16	540
1,750	GO, FSA, 5.00%, 04/01/15	1,929
	Johnston County,
1,250	GO, MBIA, 5.00%, 02/01/16	1,347
1,500	GO, MBIA, 5.00%, 02/01/16	1,628
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., 5.25%, 01/01/18	5,390
435	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 07/07/08	443
15,000	North Carolina Municipal Power Agency No. 1, Catawba Electricity, Series A, Rev., 5.25%, 01/01/14	16,108
5,900	State of North Carolina, Highway, GO, 5.00%, 05/01/14	6,442

		40,240

	North Dakota — 0.0% (g)
1,260	North Dakota State Housing Finance Agency, Housing Finance Program, Series C, Rev., 5.55%, 07/01/10	1,267

	Ohio — 3.8%
	American Municipal Power-Ohio, Inc., Prepayment,
2,150	Series A, Rev., 5.00%, 02/01/09	7,051
7,000	Series A, Rev., 5.00%, 02/01/11	3,035
40,000	Buckeye Tobacco Settlement Financing Authority, Asset Backed, Series A-2, Rev., 5.13%, 06/01/17	36,624
1,250	City of Cincinnati, GO, 5.38%, 12/01/10 (p)	1,338
3,000	City of Cleveland, Rev., FSA, 5.25%, 09/15/21	3,352

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	City of Columbus,
1,800	Series 1, GO, 5.50%, 11/15/10 (p)	1,948
7,235	Series A, GO, 5.00%, 12/15/16	7,853
685	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 05/15/12	705
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/12	1,622
2,925	Dublin City School District, Capital Appreciation Bonds, GO, FGIC, Zero Coupon, 12/01/15	2,141
	Franklin County, Economic Development, Capitol South Community Urban,
1,465	Rev., 5.25%, 06/01/08	1,465
1,115	Rev., 5.50%, 06/01/09	1,129
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/11 (p)	5,974
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 07/07/08	4,009
355	Ohio Capital Corp. Housing Mortgage, Section 8 Housing Assisted, Series M, Rev., FHA, 5.90%, 07/07/08	356
6,265	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 03/01/14	6,310
	Ohio State Building Authority, Adult Correctional Facilities,
4,000	Series A, Rev., 5.75%, 04/01/10 (p)	4,285
5,000	Series A, Rev., FSA, 5.50%, 10/01/11	5,383
590	Ohio State Water Development Authority, Rev., 9.38%, 06/01/08 (p)	635
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.00%, 06/01/11	1,631
	RiverSouth Authority, RiverFront Area Redevelopment,
500	Series A, Rev., 5.25%, 06/01/14	536
2,490	Series A, Rev., 5.25%, 06/01/14	2,650
2,245	Series A, Rev., 5.25%, 06/01/14	2,419
3,295	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	3,552
11,925	State of Ohio, Highway Capital Improvements, Series H, GO, 5.00%, 05/01/12	9,782
	State of Ohio, Infrastructure Improvement,
3,200	Series D, GO, 5.00%, 03/01/14	3,450
3,360	Series D, GO, 5.00%, 03/01/14	3,584
1,530	Series D, GO, 5.00%, 03/01/14	1,627
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project, Series B, Rev., 6.25%, 11/15/14	2,072
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,125
1,000	GO, FGIC, 7.00%, 12/01/12	1,147
1,075	GO, FGIC, 7.00%, 12/01/13	1,258
1,150	GO, FGIC, 7.00%, 12/01/14	1,369

		131,417

	Oregon — 0.6%
2,545	City of Portland, Sewer System, 2nd Lien, Series B, Rev., 5.00%, 06/15/18	2,664
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 08/15/09	3,113
5,405	Lane County School District No. 40, Creswell, GO, School Board GTY, 6.00%, 06/15/10 (p)	5,797
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/09	1,349

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,313
2,405	Polk Marion & Benton School District No. 13J, GO, FSA, 5.75%, 06/15/10 (p)	2,568
1,845	Washington County, GO, 5.50%, 06/01/11 (p)	1,994
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., FGIC, 5.75%, 10/01/11	1,132

		21,930

	Pennsylvania — 1.5%
8,070	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/13	8,708
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.00%, 09/01/11	3,051
5,000	Series A, Rev., 5.00%, 09/01/16	5,237
2,150	Series A, Rev., 5.00%, 09/01/18	2,225
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/11	5,369
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.00%, 07/01/13	4,032
4,800	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.50%, 08/01/28	5,237
2,625	Delaware Valley School District, GO, FSA, 4.00%, 11/15/11	2,724
210	Parkland School District, GO, FGIC, 5.38%, 09/01/15	230
3,545	Pennsylvania Higher Education Assistance Agency, Rev., 4.64%, 04/30/09 (i)	3,581
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,568
175	Peters Township School District Washington County, Series B, GO, FSA, 5.00%, 12/01/13	191
3,000	Philadelphia Authority for Industrial Development, Academy National Sciences Project, Rev., 4.90%, 01/01/18 (i)	3,005
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 2.84%, 12/01/17	4,000
	State Public School Building Authority, Delaware County Community College Project,
1,500	Rev., FSA, 5.00%, 04/01/18	1,583
1,065	Rev., FSA, 5.00%, 04/01/18	1,117
1,000	Rev., FSA, 5.00%, 04/01/18	1,045

		52,903

	Puerto Rico — 0.9%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.75%, 07/01/10 (p)	3,736
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,186
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,671
1,000	Puerto Rico Electric Power Authority, Series LL, Rev., MBIA, 5.50%, 07/01/17	1,090
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,217
3,000	Series AA, Rev., VAR, FSA, 5.00%, 07/01/10	3,106
1,935	Series G, Rev., 5.00%, 07/01/13 (p)	2,114
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.25%, 08/01/20	3,046
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.25%, 07/01/12 (p)	5,344

		32,510

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	South Carolina — 2.0%
2,810	Charleston County, Public Improvement, GO, 6.13%, 09/01/09	2,958
2,395	Charleston County, Transition Sales Tax, GO, 5.00%, 11/01/15	2,542
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.00%, 12/01/14	4,397
5,500	Rev., 5.00%, 12/01/14	5,849
3,000	Rev., 5.00%, 12/01/14	3,169
2,500	Rev., 5.00%, 12/01/14	2,625
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.00%, 01/01/16	4,832
5,560	Greenville County School District, Building Equity, Rev., 5.50%, 12/01/12 (p)	6,201
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	9,664
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,267
825	Rev., RADIAN, 5.25%, 02/01/11	857
	South Carolina Jobs & EDA, Hospital Facilities Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	5,853
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,389
4,795	South Carolina State Public Service Authority, Series A, Rev., AMBAC, 5.00%, 01/01/14	5,002
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.25%, 01/01/10	10,558

		69,163

	South Dakota — 0.0% (g)
1,173	Heartland Consumers Power District, Rev., 6.38%, 01/01/16 (p)	1,317

	Tennessee — 0.9%
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.63%, 07/01/18	2,250
	City of Memphis, General Improvement,
4,575	GO, MBIA-IBC, 5.25%, 11/01/13	5,006
4,125	Series A, GO, MBIA, 5.00%, 11/01/15	4,427
1,195	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.13%, 03/01/09	1,215
7,285	Tennergy Corp., Gas,
	Rev., MBIA, 5.00%, 06/01/09 (p)	7,497
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	12,093

		32,488

	Texas — 7.2%
2,100	Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/15	2,181
	Alvin Independent School District,
3,205	Rev., 3.60%, 02/15/22 (i)	3,248
3,375	Rev., 3.60%, 02/15/23 (i)	3,420
440	Carroll Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 07/07/08	328
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	357

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	326
70	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA, 8.20%, 04/01/22	73
1,285	City of Austin, Capital Appreciation, Rev., FGIC, Zero Coupon, 05/15/17	857
4,500	City of Austin, Electric Utilities, Rev., MBIA, 5.25%, 05/15/13	4,823
	City of Cedar Park,
1,055	GO, FSA, 4.13%, 02/15/17	1,047
1,055	GO, FSA, 4.25%, 02/15/17	1,047
1,055	GO, FSA, 4.38%, 02/15/17	1,051
1,175	GO, FSA, 4.50%, 02/15/17	1,177
1,055	GO, FSA, 4.70%, 02/15/17	1,066
1,530	GO, FSA, 4.70%, 02/15/17	1,542
3,595	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.38%, 04/01/13 (p)	3,960
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.38%, 04/01/13	1,508
1,975	City of El Paso, GO, MBIA, 5.00%, 08/15/15	2,046
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,079
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,071
2,750	Series A, Rev., MBIA, 5.25%, 05/15/14	3,298
6,140	Series A, Rev., MBIA, 5.25%, 05/15/14	6,385
	City of Southlake,
2,740	GO, AMBAC, 5.00%, 02/15/13	2,842
2,340	GO, AMBAC, 5.00%, 02/15/13	2,420
2,050	GO, AMBAC, 5.00%, 02/15/13	2,139
1,695	GO, AMBAC, 5.00%, 02/15/13	1,768
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	613
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	770
5,000	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.93%, 11/15/13 (p)	5,669
3,645	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	2,373
1,560	Coppell Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	1,008
	El Paso County Community College District,
4,265	Rev., MBIA, 5.00%, 04/01/17	4,588
3,380	Rev., MBIA, 5.00%, 04/01/17	3,608
1,500	Granbury Independent School District, GO, PSF-GTD, 5.00%, 08/01/15	1,561
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,363
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,275
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,294
	Harris County Flood Control District,
10,000	GO, 5.25%, 10/01/13 (p)	10,845
7,545	Series A, GO, 5.25%, 10/01/14 (p)	8,403
5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 08/15/10 (p)	5,377
1,250	Harris County Toll Road, Sub Lien, Series A, GO, MBIA, 6.50%, 08/15/13	1,445

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	948
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09 (p)	8,057
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,331
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,181
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,202
1,520	Katy Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,609
1,900	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/16	2,042
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	5,133
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.00%, 05/15/16	4,630
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,412
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Rev., 5.25%, 07/01/08	5,945
2,400	Midland College District, GO, FGIC, 5.00%, 02/15/15	2,509
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	6,499
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,151
8,100	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	6,121
2,290	North Texas Municipal Water District, Rev., 5.00%, 06/01/18	2,389
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.75%, 02/15/17	1,035
3,080	GO, PSF-GTD, 4.75%, 02/15/17	3,171
1,105	GO, PSF-GTD, 5.00%, 02/15/17	1,208
	Pearland Independent School District,
7,500	Series 2001-B, 4.27%, 02/15/24 (i)	7,582
7,500	Series 2001-B, 4.27%, 02/15/25 (i)	7,582
2,505	Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/14	2,598
7,500	State of Texas, Series A, GO, 6.00%, 10/01/09	7,866
	State of Texas, Public Financing Authority,
3,900	GO, 5.00%, 10/01/12	4,139
1,000	Series A, GO, 5.50%, 10/01/11	1,078
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.00%, 02/15/17	3,698
2,690	Series A, Rev., 5.00%, 02/15/17	2,817
5,000	Tarrant Regional Water District, Rev., FSA, 5.38%, 03/01/13	5,442
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.50%, 09/01/10	5,518
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.00%, 08/01/14	3,221
3,640	Texas State Turnpike Authority, Rev., FGIC, 5.50%, 07/07/08	3,720

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

840	Texas Tech University Revenues, Improvements, Financing System, Series 6, Rev., AMBAC, 5.25%, 02/15/09 (p)	860
1,700	Texas Tech University Revenues, Improvements, Financing System, Series 6, Unrefunded Balance, Rev., AMBAC, 5.25%, 02/15/09	1,727
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.25%, 07/15/08	3,011
1,000	Series A, Rev., 5.63%, 07/15/09	1,033
3,750	Series A, Rev., 5.63%, 07/15/10	3,962
3,390	University of North Texas, Financing System, Series A, Rev., FGIC, 5.00%, 04/15/12	3,462
5,000	University of Texas, Series B, Rev., 5.00%, 07/01/14 (p)	5,485

		247,625

	Utah — 0.4%
	Intermountain Power Agency, Power Supply,
3,145	Series A, Rev., MBIA-IBC, 6.15%, 06/30/08 (p)	3,308
3,800	Series B, Rev., MBIA, 6.50%, 07/01/10	4,092
2,840	Salt Lake City, GO, 5.50%, 06/15/10 (p)	3,019
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,794
10	Salt Lake City, Unrefunded Balance, GO, 5.50%, 06/15/10	11

		12,224

	Vermont — 0.1%
3,995	City of Burlington, Electric, Series A, Rev., MBIA, 6.38%, 07/01/09	4,149

	Virgin Islands — 0.0% (g)
1,350	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	1,389

	Virginia — 0.8%
2,425	Loudoun County, Public Improvements, Series B, GO, 5.00%, 12/01/15	2,695
6,000	Virginia Commonwealth Transportation Board, Federal Highway, Rev., RAN, 5.50%, 10/01/09	6,262
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.00%, 05/15/16	1,607
1,495	Series A, Rev., 5.00%, 05/15/16	1,627
1,835	Series A, Rev., 5.00%, 05/15/16	1,984
1,520	Series A, Rev., 5.00%, 05/15/16	1,632
2,015	Series A, Rev., 5.00%, 05/15/16	2,149
	Virginia Commonwealth Transportation Board, Transition District Program,
1,305	Series B, Rev., 5.00%, 05/15/16	1,421
2,060	Series B, Rev., 5.00%, 05/15/16	2,227
5,265	Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/13	5,741

		27,345

	Washington — 3.5%
10,000	City of Seattle, Improvements, Rev., FSA, 5.50%, 03/01/11	10,631
4,590	City of Seattle, Power, Rev., 5.63%, 12/01/10	4,887
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.00%, 09/01/10 (p)	1,168
490	Rev., AMBAC, 5.00%, 09/01/11 (p)	524

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.00%, 09/01/10	1,299
765	Rev., AMBAC, 5.00%, 09/01/11	808
41,000	Energy Northwest Electric, Washington Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	42,470
	Grant County Public Utility District No. 2, Priest Rapids,
1,230	Series G, Rev., MBIA, 5.25%, 01/01/09 (p)	1,311
13,995	Series H, Rev., FSA, 5.38%, 01/01/12	14,984
3,000	Kitsap County School District No. 400, North Kitsap, GO, 5.00%, 06/01/11 (p)	3,199
1,300	Port Grays Harbor, Rev., 6.38%, 12/01/09	1,334
5,140	Snohomish County School District No. 6, Mukilteo, GO, FGIC, 5.70%, 12/01/12	5,613
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney, GO, School Board GTY, 5.60%, 12/01/10	3,755
	State of Washington,
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,278
4,000	Series C, GO, 5.50%, 07/01/09	4,148
2,195	Washington Health Care Facilities Authority, Multicare Health Systems, Series A, Rev., FSA, 5.25%, 08/15/18	3,588
4,845	Washington Public Power Supply System, Nuclear Project No. 1, Series A, Rev., AMBAC, 6.00%, 07/01/08	4,860
3,800	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 5.75%, 07/01/09	3,944
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation,
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,009
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,864

		121,674

	West Virginia — 0.2%
1,575	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	1,670
4,000	Kanawha-Putnam County, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	2,836
70	Monongalia County, Single Family, Rev., 7.20%, 09/01/08 (p)	76
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., FGIC, 5.25%, 05/01/11	1,299
1,000	Series A, Rev., FGIC, 5.25%, 05/01/11	1,048
1,020	Series A, Rev., FGIC, 5.25%, 05/01/11	1,068

		7,997

	Wisconsin — 1.7%
3,000	Fond Du Lac School District, GO, FGIC, 5.75%, 04/01/10 (p)	3,179
	Milwaukee County, Corporate Purpose,
5,350	Series A, GO, 5.63%, 09/01/09 (p)	5,584
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/11	1,095
1,000	GO, 6.25%, 05/01/12	1,115
6,275	Series 1, GO, 5.50%, 11/01/11	6,817
7,905	Series 1, GO, MBIA, 5.25%, 05/01/14	8,728
5,000	Series 1, GO, MBIA, 5.25%, 05/01/15	5,553
4,450	Series 3, GO, 5.20%, 11/01/09	4,630
	State of Wisconsin, Clean Water,
3,200	Series 1, Rev., 5.10%, 06/01/12	3,354

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

3,000	Series 1, Rev., 6.88%, 06/01/11	3,248
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
6,250	Rev., 5.70%, 05/01/14 (i)	6,812
6,250	Rev., 5.95%, 05/01/19 (i)	6,610

		56,725

	Total Long-Term Investments
	(Cost $3,167,372)	3,239,745

Shares

	Short-Term Investment — 4.7%
	Investment Company — 4.7%
162,534	JPMorgan Tax Free Money Market Fund,
	Institutional Class (b)
	(Cost $162,534)	162,534

	Total Investments — 98.5%
	(Cost $3,329,906)	3,402,279
	Other Assets in Excess of Liabilities — 1.5%	53,254

	NET ASSETS — 100.0%	$3,455,533

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

ACA	Insured by American Capital Access
AGC-ICC	AGC Insured Custody Certificates
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guarantee
COLL	Collateral
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Obligation
GO	General Obligation
GTD	Guaranteed
GTY	Guaranty
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation
TCRS	Transferable Custodial Receipts
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
XLCA	XL Capital Assurance

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	86,831
Aggregate gross unrealized depreciation	(14,458)

Net unrealized appreciation	$72,373

Federal income tax cost of investments	$3,329,906

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan Intermediate Tax Free Bond Fund
Level 1	$ 162,534	$ -
Level 2	3,239,745	-
Level 3	-	-
Total	$ 3,402,279	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Commercial Paper — 5.3% (n)
	New York — 5.3%
	Metropolitan Transportation Authority,
25,000	1.00%, 06/02/08	25,000
20,000	2.00%, 06/09/08	20,000
15,000	2.05%, 07/10/08	15,000
25,000	3.05%, 08/12/08	25,000
20,000	New York City, 1.85%, 06/05/08	20,000
20,000	Port Authority of New York & New Jersey, 1.70%, 06/05/08	20,000

	Total Commercial Paper (Cost $125,000)	125,000

	Daily Demand Notes — 16.1%
	New York — 16.1%
150	Long Island Power Authority, Series 2, Sub Series 2B, Rev., VRDO, LOC: Bayerische Landesbank, 1.35%, 06/02/08	150
600	Metropolitan Transportation Authority, Sub Series G-2, Rev., VRDO, LOC: BNP Paribas, 1.55%, 06/02/08	600
	New York City,
17,880	Series E, Sub Series E-2, GO, VRDO, LOC: Bank of America N.A., 1.18%, 06/02/08	17,880
5,125	Series H, Sub Series H-3, GO, VRDO, FSA, 1.35%, 06/02/08	5,125
5,000	Series I, Sub Series I-5, GO, VRDO, LOC: CA Public Employee Retirement, 1.22%, 06/02/08	5,000
9,400	Series I, Sub Series I-6, GO, VRDO, LOC: California State Teachers Retirement, 1.22%, 06/02/08	9,400
800	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 1.15%, 06/02/08	800
290	Sub Series A-6, GO, VRDO, FSA, 1.15%, 06/02/08	290
1,000	Sub Series E-4, GO, VRDO, LOC: Fortis Bank S.A./N.V., 1.22%, 06/02/08	1,000
830	Sub Series H-1, GO, VRDO, LOC: Bank of New York, 1.15%, 06/02/08	830
21,355	Sub Series H-1, GO, VRDO, LOC: Dexia Credit Local, 1.18%, 06/02/08	21,355
4,520	Sub Series H-2, GO, VRDO, LOC: Dexia Credit Local, 1.19%, 06/02/08	4,520
1,935	Sub Series H-4, GO, VRDO, LOC: Bank of New York, 1.35%, 06/02/08	1,935
1,785	Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 1.35%, 06/02/08	1,785
10,400	Sub Series J-4, GO, VRDO, 1.18%, 06/02/08	10,400
4,100	Sub Series J-5, GO, VRDO, 1.50%, 06/02/08	4,100
15,890	Sub Series J-6, GO, VRDO, LOC: Landesbank Hessen -Thueringen, 1.15%, 06/02/08	15,890
42,300	Sub Series J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 1.35%, 06/02/08	42,300
33,000	Sub Series L-3, GO, VRDO, LIQ: Bank of America N.A., 1.18%, 06/02/08	33,000
1,200	Sub Series L-5, GO, VRDO, LIQ: Dexia Credit Local, 1.50%, 06/02/08	1,200
72,280	New York City IDA, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/02/08	72,280
	New York City Municipal Water Finance Authority,
7,745	Series AA-1, Rev., VRDO, 1.20%, 06/02/08	7,745
7,350	Series AA-2, Rev., VRDO, 1.18%, 06/02/08	7,350
500	Series BB-1, Rev., VRDO, 1.35%, 06/02/08	500
41,770	Series CC-1, Rev., VRDO, 1.18%, 06/02/08	41,770
11,145	Series F, Sub Series F-2, Rev, VRDO, 0.98%, 06/02/08	11,145
2,800	Sub Series B-3, Rev., VRDO, 1.18%, 06/02/08	2,800
1,400	Sub Series C-1, Rev., VRDO, 1.15%, 06/02/08	1,400
7,050	Sub Series C-3, Rev., VRDO, 1.35%, 06/02/08	7,050
7,300	New York City Transitional Finance Authority, Sub Series 2-A, Rev., VRDO, LIQ: Dexia Credit Local, 1.15%, 06/02/08	7,300
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 1.15%, 06/02/08	900
18,330	Series C, Rev., VRDO, 1.55%, 06/02/08	18,330
9,315	Sub Series C-4, Rev., VRDO, 0.98%, 06/02/08	9,315
2,035	Sub Series C-5, Rev., VRDO, 1.55%, 06/02/08	2,035
	New York City Transitional Finance Authority, New York City Recovery,
9,050	Series 3, Sub Series 3-B, Rev., VRDO, 1.24%, 06/02/08	9,050
1,100	Series 3, Sub Series 3-H, Rev., VRDO, 1.55%, 06/02/08	1,100
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 3.00%, 06/02/08	1,055
880	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.25%, 06/02/08	880

	Total Daily Demand Notes (Cost $379,565)	379,565

	Municipal Notes & Bonds — 8.7%
	New York — 7.0%
49,995	Bank of New York Municipal Certificates Trust, Rev., 3.50%, 06/30/08	49,995
1,000	Long Island Power Authority, Electric Systems, Series A, Rev., 5.75%, 06/02/08 (p)	1,010
	Metropolitan Transportation Authority,
3,640	Series A, Rev., 5.25%, 07/01/08 (p)	3,647
4,000	Series A, Rev., FGIC, 6.00%, 07/01/08 (p)	4,010
1,300	Series B-1, Rev., AMBAC, 5.50%, 07/01/08 (p)	1,303
1,600	Series C-1, Rev., 5.63%, 07/01/08 (p)	1,612
1,000	Series C-1, Rev., FGIC-TCRS, 5.50%, 07/01/08 (p)	1,007
1,000	Series O, Rev., 5.75%, 07/01/08 (p)	1,002
870	Monroe County, Public Improvement, GO, AMBAC, 6.00%, 06/02/08 (p)	879

1

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,000	Municipal Assistance Corp. for the City of New York, Series M, Rev., 5.50%, 07/01/08	2,004
11,730	Nassau County, Improvement, Series Z, GO, FGIC, 5.00%, 09/01/08	12,027
	New York City,
3,795	Series B, GO, 4.50%, 08/01/08	3,800
1,000	Series C, GO, 4.00%, 08/01/08	1,003
1,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., FSA, 5.00%, 08/01/08 (p)	1,004
2,670	New York State Dormitory Authority, Series PA-419, Rev., MBIA, 1.63%, 02/15/23 (e)	2,670
	New York State Dormitory Authority, City University,
1,000	Series 2, Rev., 5.00%, 07/01/08 (p)	1,012
1,340	Series 2, Rev., 5.25%, 07/01/08 (p)	1,356
7,590	New York State Thruway Authority, Series A, Rev., MBIA, 5.00%, 04/01/09 (p)	7,795
16,535	New York State Thruway Authority, Bridge Service Contract, Rev., 4.00%, 04/01/09	16,765
	New York State Thruway Authority, Local Highway & Bridge Service Contract,
4,750	Rev., MBIA, 5.63%, 04/01/09 (p)	4,956
9,000	Rev., MBIA, 5.75%, 04/01/09 (p)	9,361
	New York State Urban Development Corp., Correctional Facilities,
2,120	Series B, Rev., 5.00%, 01/01/09 (p)	2,164
2,000	Series B, Rev., AMBAC, 5.25%, 01/01/09 (p)	2,045
8,000	Series C, Rev., AMBAC, 5.88%, 01/01/09 (p)	8,207
20,000	Suffolk County, TAN, GO, 3.50%, 08/14/08	20,028
4,995	Triborough Bridge & Tunnel Authority, Series PA-665, 1.61%, 01/01/17	4,995

		165,657

	Puerto Rico — 1.7%
	Commonwealth of Puerto Rico,
6,215	GO, FSA-CR, 5.00%, 07/01/08	6,288
1,500	GO, MBIA, 5.00%, 07/01/08	1,518
20,000	TRAN, 4.25%, 07/30/08	20,027
10,935	Puerto Rico Highway & Transportation Authority, Series A, Rev., MBIA-IBC, 5.00%, 07/01/08 (p)	11,074

		38,907

	Total Municipal Notes & Bonds (Cost $204,564)	204,564

	Semi-Annual Demand Note — 0.8%
	New York — 0.8%
18,840	State of New York, Series B, GO, VRDO, LOC: Dexia Credit Local, 2.80%, 07/02/08 (Cost $18,847)	18,847

	Weekly Demand Notes — 67.5%
	New York — 64.6%
	ABN AMRO Munitops Certificate Trust,
8,985	Series 2004-33, Rev., VRDO, AMBAC, 1.72%, 06/05/08	8,985
2,445	Series 2004-46, Rev., VRDO, FSA, 1.64%, 06/05/08	2,445
6,165	Series 2006-32, GO, VRDO, MBIA-IBC, 1.72%, 06/05/08	6,165
8,320	Albany County Airport Authority, Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 1.73%, 06/02/08	8,320
285	Albany Industrial Development Agency, Newkirk Productions, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.80%, 06/05/08	285
	Austin Trust Various States,
5,950	Series 2008-1064, GO, CTFS, VRDO, LIQ: Bank of America N.A., 1.64%, 06/05/08	5,950
4,000	Series 2008-1067, Rev., CTFS, VRDO, LIQ: Bank of America N.A., 1.67%, 06/05/08	4,000
4,750	Series 2008-3006X, Rev., CTFS, VRDO, MBIA, LIQ: Bank of America N.A., 1.72%, 06/05/08	4,750
	Dutchess County Industrial Development Agency, Civic Facilities, Marist College,
10,110	Series A, Rev., VRDO, LOC: Bank of New York, 1.50%, 06/05/08	10,110
14,215	Series A, Rev., VRDO, LOC: Keybank N.A., 1.50%, 06/03/08	14,215
3,300	EAGLE Tax-Exempt Trust, Weekly Partner Certificate, Series 2001-3202, Class A, Rev., VRDO, LIQ: Citibank N.A., 1.60%, 06/05/08	3,300
230	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LIQ: U.S. Bank N.A., 1.62%, 06/05/08	230
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
2,470	Series 2006-0028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.62%, 06/03/08	2,470
9,750	Series 2006-0117, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.62%, 06/05/08	9,750
8,200	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.62%, 06/05/08	8,200
2,035	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc. Project, Rev., VRDO, LOC: Fleet National Bank, 1.43%, 06/03/08	2,035
500	Guilderland IDA, North Eastern Industrial Park, Series A, Rev., VRDO, LOC: Fleet Bank of New York, 1.43%, 06/04/08	500
1,505	Haverstraw-Stony Point Central School District, MERLOTS, Series D26, GO, VRDO, FSA, 1.78%, 06/04/08	1,505
12,425	Hempstead Town IDA, Series 2007-300, Rev., VRDO, CTFS, 1.64%, 06/05/08	12,425
19,975	Lehman Municipal Trust Receipts, Series F-111W, Rev., VRDO, Lehman Brothers, LIQ: Lehman Brothers Special Financing, 1.86%, 06/04/08	19,975
	Long Island Power Authority, Electric Systems,
300	Series D, Rev., VRDO, FSA, 1.51%, 06/03/08	300
3,500	Series G, Rev., VRDO, FSA, 1.40%, 06/03/08	3,500
300	Series H, Rev., VRDO, FSA, 1.45%, 06/03/08	300
15,000	Series L, Rev., VRDO, FSA, 1.40%, 06/03/08	15,000

2

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

8,780	Series SG-125, Rev., VRDO, MBIA-IBC, LIQ: Societe Generale, 1.61%, 06/02/08	8,780
	Metropolitan Transportation Authority,
761	Series 823D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.65%, 06/05/08	761
6,090	Series D-2, Rev., VRDO, FSA, 1.52%, 06/03/08	6,090
4,600	Series E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 1.40%, 06/03/08	4,600
5,405	Series PA-1105, Rev., VRDO, 1.68%, 06/06/08	5,405
5,880	Series ROCS-RR-II-R-557, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citigroup Global Markets, 1.64%, 06/05/08	5,880
8,320	Series ROCS-RR-II-R-10266, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.87%, 06/05/08	8,320
4,060	Series ROCS-RR-II-R-10290, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.64%, 06/05/08	4,060
34,095	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VRDO, FSA, 1.35%, 06/03/08	34,095
11,440	Monroe County IDA, Rochester Institute Project, Series A, Rev., VRDO, LOC: First Union National Bank, 1.50%, 06/03/08	11,440
6,800	Munitops II, Series 2007-43, Rev., VRDO, 1.64%, 06/03/08	6,800
5,000	Nassau County, Series A, GO, VRDO, LOC: Bank of America N.A., 1.30%, 06/03/08	5,000
	Nassau County Interim Finance Authority, Sales Tax Secured,
10,000	Series A, Rev., VRDO, 1.50%, 06/02/08	10,000
5,345	Series A, Rev., VRDO., FSA, 1.50%, 06/04/08	5,345
10,000	Series B, Rev., VRDO, 1.50%, 06/02/08	10,000
	Nassau Health Care Corp.,
13,400	Sub Series 2004-C1, Rev., VRDO, FSA, CNTY GTD, 1.52%, 06/03/08	13,400
2,200	Sub Series 2004-C3, Rev., VRDO, FSA, CNTY GTD, 1.30%, 06/03/08	2,200
	New York City,
2,200	Series F-2, GO, VRDO, LOC: Depfa Bank plc, 1.50%, 06/03/08	2,200
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 1.52%, 06/03/08	3,800
7,400	Sub Series A-2, GO, VRDO, LOC: Bank of America N.A., 1.40%, 06/03/08	7,400
4,600	Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 1.52%, 06/03/08	4,600
6,800	Sub Series A-4, GO, VRDO, LOC: Bank of Nova Scotia, 1.40%, 06/03/08	6,800
5,400	Sub Series A-6, GO, VRDO, LOC: Helaba Trust GmbH, 1.65%, 06/04/08	5,400
7,550	Sub Series A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 1.40%, 06/03/08	7,550
3,550	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 1.52%, 06/04/08	3,550
22,800	Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 1.45%, 06/04/08	22,800
15,750	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 1.40%, 06/04/08	15,750
795	Sub Series C-5, GO, VRDO, LOC: Bank of New York, 1.40%, 06/04/08	795
2,000	Sub Series F-3, GO, VRDO, LOC: Royal Bank of Scotland, 1.37%, 06/03/08	2,000
4,000	Sub Series G-2, GO, VRDO, LOC: Bank of Nova Scotia, 1.40%, 06/04/08	4,000
29,830	Sub Series H-2, GO, VRDO, LOC: Bank of New York, 1.41%, 06/04/08	29,830
3,145	Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 1.40%, 06/04/08	3,145
31,690	Sub Series H-3, GO, VRDO, LOC: Bank of New York, 1.45%, 06/04/08	31,690
8,750	Sub Series J-11, GO, VRDO, 1.50%, 06/03/08	8,750
	New York City Capital Resources Corp., Loan Enhanced Assistance,
700	Series B, Rev., VRDO, LOC: Bank of America N.A., 1.40%, 06/05/08	700
6,000	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 1.40%, 06/05/08	6,000
6,900	New York City Housing Development Corp., Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.62%, 06/04/08	6,900
2,970	New York City Housing Development Corp., Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/04/08	2,970
5,700	New York City Housing Development Corp., Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 06/04/08	5,700
10,000	New York City Housing Development Corp., Multi-Family Housing, 2 Gold Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.52%, 06/02/08	10,000
1,900	New York City Housing Development Corp., Multi-Family Housing, 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 1.52%, 06/03/08	1,900
17,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, 1.30%, 02/15/35	17,000
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 1.62%, 06/04/08	3,400
5,000	New York City Housing Development Corp., Multi-Family Housing, 201 Pearl Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.52%, 06/03/08	5,000
4,715	New York City Housing Development Corp., Multi-Family Housing, 1405 5th Avenue Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.53%, 06/02/08	4,715
3,600	New York City Housing Development Corp., Multi-Family Housing, Brookhaven Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	3,600
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 06/04/08	3,200
11,200	New York City Housing Development Corp, Multi-Family Housing, Grace Towers Development, Series A, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	11,200
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/04/08	200
1,355	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.41%, 06/03/08	1,355
2,500	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave Apartments, Series II-A, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/03/08	2,500
2,215	New York City Housing Development Corp., Multi-Family Housing, Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.58%, 06/03/08	2,215
4,900	New York City Housing Development Corp, Multi-Family Housing, Progress of Peoples Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/03/08	4,900
5,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 1.60%, 06/03/08	5,000
8,750	New York City Housing Development Corp., Multi-Family Housing, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.60%, 06/03/08	8,750
8,620	New York City Housing Development Corp., Multi-Family Housing, Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	8,620

3

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

7,500	New York City Housing Development Corp., Multi-Family Housing, Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	7,500
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 1.62%, 06/04/08	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 1.65%, 06/04/08	4,470
4,900	New York City Housing Development Corp., Multi-Family Housing, White Plains Apartments, Series A, Rev. VRDO, LOC: Bank of America N.A., 1.60%, 06/03/08	4,900
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., AMT, VRDO, FNMA, LIQ: FNMA, 1.65%, 06/04/08	300
3,750	New York City Housing Finance Agency, Chelsea Arms Housing, Series A, Rev, VRDO, FNMA, LIQ: FNMA, 1.58%, 06/04/08	3,750
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.65%, 06/05/08	2,000
3,015	New York City Industrial Development Agency, Allen Steveson School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.65%, 06/03/08	3,015
850	New York City Industrial Development Agency, American Society Technion Project, Rev., VRDO, LIQ: Allied Irish Bank plc, 1.41%, 06/03/08	850
2,585	New York City Industrial Development Agency, Brooklyn United Methodist Project, Rev., VRDO, LOC: Bank of New York, 1.50%, 06/05/08	2,585
12,750	New York City Industrial Development Agency, Civic Facilities, Columbia Grammar & Prep School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.65%, 06/03/08	12,750
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.62%, 06/05/08	9,000
2,905	New York City Industrial Development Agency, Hewitt School Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.65%, 06/03/08	2,905
9,400	New York City Industrial Development Agency, Korean Air Lines Co., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 1.52%, 06/04/08	9,400
17,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/03/08	17,000
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 1.50%, 06/05/08	25,800
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 1.67%, 06/04/08	580
4,800	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 1.63%, 06/03/08	4,800
735	New York City Industrial Development Agency, Plaza Packaging Project, Rev., VRDO, LOC: Bank of New York, 1.75%, 06/05/08	735
	New York City Municipal Water Finance Authority,
6,495	Series PA-900, Rev., VRDO, 1.61%, 06/03/08	6,495
2,900	Series PA-1076, Rev., VRDO, 1.61%, 06/03/08	2,900
17,955	Series ROCS-RR-II-R-385, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.67%, 06/05/08	17,955
5,900	Sub Series C-2, Rev., VRDO, 1.50%, 06/5/08	5,900
6,700	Sub Series F-1, Rev., VRDO, 1.35%, 06/03/08	6,700
9,800	New York City Municipal Water Finance Authority, MERLOTS, Series D-28, Rev., VRDO, MBIA, 2.18%, 06/04/08	9,800
	New York City Transitional Finance Authority,
4,870	Series ROCS-RR-II-R-4052, Rev., VRDO, LIQ: Citigroup Financial Products, 1.59%, 06/05/08	4,870
5,415	Series ROCS-RR-II-R-10088, Rev., VRDO, LIQ: Citibank N.A., 1.59%, 06/05/08	5,415
8,670	Sub Series 2-B, Rev., VRDO, LIQ: Dexia Credit Local, 1.54%, 06/04/08	8,670
9,020	Sub Series 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 1.50%, 06/04/08	9,020
2,450	Sub Series 2-E, Rev., VRDO, 1.45%, 06/03/08	2,450
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 1.52%, 06/04/08	600
	New York City Transitional Finance Authority, New York City Recovery,
2,600	Sub Series 3-C, Rev., VRDO, 1.45%, 06/03/08	2,600
4,500	Sub Series 3-D, Rev., VRDO, 1.45%, 06/03/08	4,500
1,600	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 1.41%, 06/03/08	1,600
	New York Liberty Development Corp.,
18,640	Series 1451, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.60%, 06/05/08	18,640
51,800	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	51,800
	New York Local Government Assistance Corp.,
1,050	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.45%, 06/04/08	1,050
4,100	Series D, Rev., VRDO, LOC: Societe Generale, 1.57%, 06/04/08	4,100
10,550	Series F, Rev., VRDO, LOC: Societe Generale, 1.40%, 06/04/08	10,550
8,400	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 1.39%, 06/04/08	8,400
120	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, MBIA-IBC, 1.64%, 06/04/08	120
13,150	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 1.45%, 06/04/08	13,150
	New York Mortgage Agency, Homeowner Mortgage,
26,600	Series 122, Rev., AMT, VRDO, 1.60%, 06/04/08	26,600
2,300	Series 125, Rev., AMT, VRDO, 1.74%, 06/04/08	2,300
17,800	Series 129, Rev., AMT, VRDO, LIQ: Dexia Credit Local, 1.51%, 06/04/08	17,800
	New York State Dormitory Authority,
7,084	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.65%, 06/05/08	7,083
5,533	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 1.65%, 06/05/08	5,533
10,490	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/02/08	10,490
3,545	Series PA-449, Rev., VRDO, FSA, 1.61%, 06/03/08	3,545
7,860	Series PT-2240, Rev., VRDO, FSA-CR, 1.61%, 06/03/08	7,860
5,975	Series PT-3638, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.61%, 06/03/08	5,975
	New York State Dormitory Authority, Mental Health Services,
9,740	Series F-2C, Rev., VRDO, FSA, 1.51%, 06/05/08	9,740
25,000	Sub Series D-2B, Rev., VRDO, FSA, 1.35%, 06/05/08	25,000
400	Sub Series D-2E, Rev., VRDO, 1.52%, 06/05/08	400
4,000	Sub Series D-2G, Rev., VRDO, 1.52%, 06/05/08	4,000

4

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

 Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
 (Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,905	Sub Series D-2H, Rev., VRDO, 1.52%, 06/05/08	2,905
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 1.67%, 06/04/08	5,805
7,000	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 1.30%, 06/04/08	7,000
	New York State Energy Research & Development Authority,
5,100	Series C-1, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	5,100
575	Series C-2, Rev., VRDO, LOC: Citibank N.A., 1.70%, 06/03/08	575
8,280	New York State Environmental Facilities Corp., Series ROCS-RR-II-R-10120, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.65%, 06/05/08	8,280
13,244	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 1.60%, 06/05/08	13,244
	New York State Housing Finance Agency,
1,300	Series C, Rev., VRDO, LOC: Dexia Credit Local, 1.52%, 06/03/08	1,300
750	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.52%, 06/03/08	750
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/04/08	700
1,300	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.55%, 06/03/08	1,300
2,700	New York State Housing Finance Agency, 70 Battery Place, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/03/08	2,700
	New York State Housing Finance Agency, 101 West End,
8,600	Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/04/08	8,600
1,150	Series 883, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/04/08	1,150
10,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/04/08	10,000
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/04/08	7,500
20,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.58%, 06/03/08	20,900
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 1.62%, 06/05/08	2,000
26,500	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.51%, 06/04/08	26,500
22,500	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.51%, 06/04/08	22,500
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.62%, 06/04/08	6,800
11,050	New York State Housing Finance Agency, 360 West 43rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/04/08	11,050
10,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.64%, 06/04/08	10,000
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/04/08	4,400
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.70%, 06/04/08	1,150
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.70%, 06/04/08	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.70%, 06/04/08	6,800
15,505	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/03/08	15,505
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.60%, 06/03/08	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.55%, 06/04/08	3,300
5,055	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.00%, 06/04/08	5,055
6,300	New York State Housing Finance Agency, Service Contract, Series E, Rev., VRDO, LOC: BNP Paribas, 1.52%, 06/03/08	6,300
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 1.63%, 06/04/08	3,820
13,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.58%, 06/03/08	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., AMT, VRDO, FNMA, LIQ: FNMA, 1.65%, 06/04/08	3,400
9,350	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/04/08	9,350
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.58%, 06/04/08	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/04/08	6,700
8,800	New York State Housing Finance Agency, West 23rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/04/08	8,800
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.62%, 06/04/08	7,700
	New York State Housing Finance Agency, West 38th Street Housing,
4,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/03/08	4,500
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/03/08	2,000
4,830	New York State Housing Finance Agency, West Haverstraw, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/04/08	4,830
5,700	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/04/08	5,700
	New York State Thruway Authority,
4,165	Series 1194, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.65%, 06/05/08	4,165
20,100	Series ROCS-RR-II-R-12114, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 1.64%, 06/06/08	20,100

5

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

 Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
 (Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

4,935	New York State Thruway Authority, Merlots, Series D-15, Rev., VRDO, AMBAC, 1.78%, 06/04/08	4,935
	New York State Urban Development Corp.,
4,800	Series ROCS-RR-II-R10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 1.67%, 06/05/08	4,800
7,815	Series 2008-053, Rev., CTFS, VRDO, LIQ: Dexia Credit Local, 1.72%, 06/05/08	7,815
9,105	Series 2008-054, Rev., CTFS, VRDO, MBIA, LIQ: Dexia Credit Local, 1.72%, 06/05/08	9,105
2,770	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 1.75%, 06/05/08	2,770
6,820	Oneida County Industrial Development Agency, Industrial Development Champion Home, Rev., VRDO, LOC: Credit Suisse First Boston, 1.61%, 06/04/08	6,820
1,675	Oneida County Industrial Development Agency, Oriskany, Rev., VRDO, LOC: NBT Bank, N.A., 1.75%, 06/04/08	1,675
4,080	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 1.55%, 06/04/08	4,080
	Onondaga County Industrial Development Agency, Solvay Paperboard Project,
1,300	Rev., VRDO, LOC: Citibank N.A., 1.65%, 06/04/08	1,300
3,800	Series A, Rev., VRDO, LOC: Citibank N.A., 1.65%, 06/04/08	3,800
3,340	Ontario County Industrial Development Agency, Friends Finger Lakes, Series A, Rev., VRDO, LOC: Citizens Bank N.A., 1.65%, 06/04/08	3,340
13,090	Port Authority of New York & New Jersey, Rev., VRDO, 2.03%, 06/02/08 (i)	13,090
	Puttable Floating Option Tax-Exempt Receipts,
10,485	Series MT-399, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.65%, 06/04/08	10,485
8,345	Series PT-4291, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 2.52%, 06/04/08	8,345
7,780	Series PT-4502, Rev., VRDO, AGC-ICC, FGIC, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/04/08	7,780
3,990	Rockland County IDA, Jawonio, Inc. Project, Rev., VRDO, LOC: Bank of New York, 1.50%, 06/04/08	3,990
885	Rockland County IDA, Shock Tech, Inc. Project, Rev., VRDO, LOC: Bank of New York, 1.75%, 06/04/08	885
6,010	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 1.50%, 06/04/08	6,010
	Tobacco Settlement Financing Authority,
7,495	Series 2003, Rev., TOCS, VRDO, 1.65%, 06/05/08	7,495
10,270	Series ROCS-RR-II-R-1066, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 1.65%, 06/05/08	10,270
	Triborough Bridge & Tunnel Authority,
4,045	Series B, Rev., VRDO, 1.44%, 06/04/08	4,045
7,675	Series PA-1080, Rev., VRDO, 1.62%, 06/04/08	7,675
360	Series PA-1090, Rev., VRDO, MBIA-IBC, 1.61%, 06/04/08	360
13,800	Sub Series B-3, Rev., VRDO, 1.40%, 06/04/08	13,800
700	Sub Series B-4, Rev., VRDO, 1.45%, 06/04/08	700
6,750	Sub Series CD, Rev., VRDO, FSA, 1.40%, 06/04/08	6,750
4,235	Ulster County Industrial Development Agency, Hunter Panels LLC Project, Series A, Rev., VRDO, LOC: Credit Lyonnaise, 1.55%, 06/02/08	4,235
9,935	Westchester County Industrial Development Agency, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.65%, 06/05/08	9,935
900	Westchester County Industrial Development Agency, Banksville Independent Fire Co., Series B, Rev., VRDO, LOC: Bank of New York, 1.60%, 06/04/08	900
4,270	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 1.50%, 06/05/08	4,270
4,580	Westchester County Industrial Development Agency, Panorama Flight Service, Inc. Project, Rev., VRDO, LOC: Bank of New York, 1.60%, 06/04/08	4,580
2,520	Westchester County Industrial Development Agency, The Masters School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.65%, 06/04/08	2,520
2,825	Westchester County Industrial Development Agency, Westhab Community Facilities, Series B, Rev., VRDO, LOC: Bank of New York, 1.60%, 06/02/08	2,825
4,035	Westchester County Industrial Development Agency, Young Women’s Christian Association, Rev., VRDO, LOC: Bank of New York, 1.50%, 06/05/08	4,035
2,570	Yonkers Industrial Development Agency, Ashburton Avenue LLC, Series 104, Rev., VRDO, LOC: Keybank N.A., 1.60%, 06/05/08	2,570

		1,519,151

	Puerto Rico — 2.9%
7,400	Commonwealth of Puerto Rico, GO, TOCS, VRDO, FSA, LIQ: Bank of New York, 1.60%, 06/05/08	7,400
18,480	DFA Municipal Trust, Series 03, Rev., VRDO, FSA, LIQ: Depfa Bank plc, 1.67%, 06/05/08	18,480
18,760	Puerto Rico Public Finance Corp., Series 705-D, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Dean Witter, 1.63%, 06/05/08	18,760
23,100	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.68%, 06/05/08	23,100

		67,740

	Total Weekly Demand Notes (Cost $1,586,891)	1,586,891

	Total Investments — 98.4% (Cost $2,314,867)*	2,314,867
	Other Assets in Excess of Liabilities — 1.6%	37,815

	NET ASSETS — 100.0%	$2,352,682

Percentages indicated are based on net assets.

Abbreviations and Definitions:

AGC-ICC	Assured Guaranty Corp. Insured Custody Certificates
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CNTY	County

6

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

COP	Certificates of Participation
CR	Custodial Receipts
CTFS	Certificates
EAGLE	Earnings of accrual generated on local tax-exempt securities
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	Revenue Bond
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2008.
*	The cost of securities is substantially the same for federal income tax purposes.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

7

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
New York Municipal Money Market Fund

Level 1	$—	$—	$—	$—

Level 2	2,314,867	—	—	—

Level 3	—	—	—	—

Total	$2,314,867	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan New York Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

 Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
 (Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 96.9%
	Municipal Bonds — 96.9%
	Arizona — 0.2%
1,610	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	1,647

	California — 0.8%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.00%, 07/01/18 (w)	1,617
2,000	Pasadena Area Community College District, Election 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,807
2,500	Santa Monica Community College District, Election 2007, Series C, GO, FGIC, Zero Coupon, 08/01/13	2,063

		5,487

	Colorado — 0.5%
3,000	Denver City & County Apartments, Series B, Rev., AMT, FGIC, 5.00%, 11/15/11	3,089

	District of Columbia — 0.2%
1,500	District of Columbia, COP, FGIC, 5.00%, 01/01/16	1,560

	Florida — 0.2%
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,069

	Georgia — 0.3%
1,965	Main Street Natural Gas, Inc., Series A, Rev., 5.50%, 09/15/22	1,895

	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	818

	Illinois — 0.4%
2,535	Illinois Development Finance Authority, 5.20%, 08/01/28 (i)	2,547
77	Illinois Development Finance Authority, Riverside Health & Fitness Center Project, Series 1998-C, Rev., 5.20%, 08/01/28 (i)	76

		2,623

	Louisiana — 0.3%
1,500	City of Shreveport, Series B, GO., MBIA, 5.25%, 03/01/17	1,648

	Massachusetts — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,069

	Michigan — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.25%, 12/01/11	2,151

	New Jersey — 0.8%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	732
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	899
3,500	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	3,798

		5,429

	New York — 87.5%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., MBIA, 5.25%, 08/01/08 (m)	1,044
	Amherst Industrial Development Agency, Civic Facilities, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,270
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,081
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10 (m)	1,385
150	Arkport Central School District, GO, FSA, 5.20%, 06/15/09	155
500	Attica Central School District, GO, FSA, 5.00%, 06/15/10	527
6,695	Babylon Industrial Development Agency, Civic Facilities, Winthrop S. Nassau University East, Inc. Project, Series A, Rev., AMBAC, 6.63%, 08/01/09	7,020
1,040	Beacon City School District, GO, MBIA, 5.50%, 07/15/09	1,091
650	Brentwood Union Free School District, GO, FSA, 5.63%, 06/15/09	681
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,851
1,100	GO, FGIC, 5.50%, 06/15/14	1,239
1,660	GO, FGIC, 5.50%, 06/15/15	1,886
685	GO, FGIC, 5.75%, 06/15/17	791
450	Bronxville Union Free School District, GO, 5.25%, 10/15/10	480
	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/09	611
305	GO, FGIC, 5.50%, 07/15/09	316
375	GO, FGIC, 5.50%, 07/15/09	388

JPMorgan New York Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

 Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
 (Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,450	Byram Hills Central School District, GO, 5.00%, 11/15/10 (p)	1,554
1,000	Canandaigua City School District, Series A, GO, FSA, 5.38%, 04/01/12	1,085
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/09	262
850	GO, FGIC, 5.70%, 06/15/09	891
	Clarkstown Central School District,
605	GO, FSA, 5.00%, 04/15/13	660
255	GO, FSA, 5.25%, 04/15/14	282
3,155	Cleveland Hill Union Free School District, Cheektowaga, GO, FGIC, 5.50%, 10/15/09	3,285
1,650	Erie County, Public Improvement, Series A, GO, FGIC, 5.00%, 09/01/12	1,696
	Erie County Industrial Development Agency, City of Buffalo Project,
2,490	Rev., FSA, 5.00%, 05/01/13	2,685
2,500	Series A, Rev., FSA, 5.75%, 05/01/18	2,866
275	Erie County Water Authority, Improvement & Extension, Rev., 5.75%, 12/01/08 (p)	280
285	Fayetteville-Manlius Central School District, GO, FGIC, 5.00%, 06/15/12	306
	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,151
1,050	GO, FGIC, 5.00%, 06/15/17	1,152
1,000	GO, FGIC, 5.00%, 06/15/19	1,091
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.00%, 06/15/18	1,361
1,000	Ilion Central School District, Series B, GO, FGIC, 5.00%, 06/15/12	1,069
70	Irvington Union Free School District, GO, FSA, 5.00%, 04/01/11	75
2790	Lindenhurst Union Free School District, GO, FGIC, 5.25%, 07/15/09	2,918
745	Lindenhurst Union Free School District, Unrefunded Balance, GO, FGIC, 5.25%, 07/15/09 (p)	779
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,594
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,774
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,087
1,000	Series D, Rev., MBIA, 5.00%, 09/01/16	1,079
3,000	Series E, Rev., BHAC-CR, FGIC, 5.00%, 12/01/16	3,199
1,000	Series E, Rev., FGIC, 5.00%, 12/01/16	1,057
110	Longwood Central School District at Middle Island, GO, FSA, 4.80%, 06/15/08	112
805	Mahopac Central School District, Series B, GO, MBIA, 5.60%, 06/15/10	854
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,128
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,335
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,662
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,377
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,904
1,000	Series A, Rev., FGIC, 5.25%, 11/15/17	1,119
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,940
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.75%, 07/01/16	19,236
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,505
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.00%, 11/15/15	1,081
	Monroe County, Public Improvement
1,050	GO, 6.00%, 03/01/13	1,168
65	GO, AMBAC, 5.88%, 06/01/08	65
1,130	GO, FGIC, 5.00%, 03/01/12	1,180
335	GO, MBIA-IBC, 6.00%, 03/01/15	388
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,193
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,182
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,065
280	Monroe Woodbury Central School District, GO, FSA, 5.00%, 04/15/14	307
2,500	Nassau County, Series A, GO, FGIC, 6.00%, 07/01/08	2,508
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., MBIA, 5.00%, 10/01/14	914
700	Series B, Rev., MBIA, 5.00%, 10/01/14	731
450	New Rochelle City School District, Series A, GO, FSA, 5.00%, 12/15/10	478
	New York City,
4,000	Series A-1, GO, 5.00%, 08/01/17	4,283
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,386
3,000	Series C, GO, 5.00%, 01/01/17	3,160
5,000	Series D, GO, 5.00%, 02/01/17	5,384
5,000	Series E, GO, FSA, 5.00%, 11/01/14	5,409
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,918
2,500	Series G, GO, 5.00%, 12/01/14	2,619
3,000	Series G, GO, 5.00%, 02/01/16	3,145
3,000	Series H, GO, 5.00%, 08/01/14	3,189

JPMorgan New York Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

 Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
 (Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,408
1,000	Series J, Sub Series J-1, GO, FSA, 5.00%, 06/01/16	1,067
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,722
3,000	Sub Series L-1, GO, 5.00%, 04/01/18	3,135
4,330	Sub Series L-1, GO, 5.00%, 04/01/18	4,486
2,000	New York City Housing Development Corp., Capital Funding, Series A, Rev., FGIC, 5.00%, 07/01/15	2,072
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center,
1,640	Series A, Rev., FSA, 5.00%, 05/15/13	1,759
750	Series A, Rev., FSA, 5.00%, 05/15/13	790
	New York City Municipal Water Finance Authority,
1,500	Series B, Rev., 5.00%, 06/15/14	1,606
7,355	Series B, Rev., 5.00%, 06/15/14	7,837
5,330	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB, Rev., 5.00%, 06/15/16	5,718
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,146
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.63%, 01/01/10	1,048
3,000	New York City Transitional Finance Authority, Series S-1, Rev., FGIC, FSA-CR, 5.00%, 01/15/17	3,172
	New York City Transitional Finance Authority, Future Tax Secured,
4,700	Series A, Rev., VAR, 5.50%, 11/01/11	4,996
1,000	Series B, Rev., 5.00%, 05/01/17	1,091
3,000	Series B, Rev., 5.00%, 05/01/17	3,226
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,671
4,000	Series B, Rev., 6.13%, 05/15/10 (p)	4,340
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,587
9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,711
5,000	Sub Series C-1, Rev., 5.00%, 11/01/17	5,432
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	509
695	Series B, Rev., 6.13%, 05/15/10 (p)	754
2,000	New York Local Government Assistance Corp., Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,229
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.00%, 04/01/17	3,289
2,500	Series A, Rev., 5.00%, 04/01/18	2,718
1,000	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.75%, 04/01/17	962
2,500	New York Power Authority, Series C, Rev., MBIA, 5.00%, 11/15/17	2,693
225	New York State Dormitory Authority, Series C, Rev., 7.38%, 05/15/09 (p)	237
115	New York State Dormitory Authority, Canisius College, Rev., MBIA, 4.95%, 07/01/11	121
	New York State Dormitory Authority, City University System, CONS,
13,000	Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	13,980
3,565	Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,826
2,160	Series A, Rev., MBIA-IBC-BNY, 6.00%, 07/01/20	2,531
3,415	Series B, Rev., 6.00%, 07/01/14	3,728
2,500	Rev., MBIA-IBC, 5.00%, 07/01/16	2,676
6,770	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.25%, 07/01/11 (p)	7,362
3,100	New York State Dormitory Authority, Education, Series C, Rev., 5.00%, 03/15/18	3,282
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.00%, 02/01/18	3,190
430	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.50%, 08/01/10	452
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.00%, 07/01/14	1,069
	New York State Dormitory Authority, Long Island University,
5	Rev., RADIAN, 5.00%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.00%, 11/01/16	2,390
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.00%, 09/01/09	98
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,941
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,842
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.00%, 08/15/11	1,384
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., MBIA, 5.50%, 07/01/09	1,034
1,000	Rev., MBIA, 5.50%, 07/01/23	1,104
370	Rev., MBIA, 5.75%, 07/01/19	421
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.00%, 08/15/16 (p)	6
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.00%, 08/15/16	2,641
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	561
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,662
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	1,919
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,105
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,202
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,735

JPMorgan New York Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

 Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
 (Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,521
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,382
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,820
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,305
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,146
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	4,045
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.25%, 07/01/09	3,641
1,020	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., MBIA, 6.50%, 10/01/20	1,169
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.38%, 04/01/12	1,632
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/11	1,308
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.30%, 07/01/09	626
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.75%, 05/15/17	2,120
	New York State Dormitory Authority, State University Dormitory Facilities,
1,830	Rev., 5.00%, 07/01/17	1,980
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,300
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.00%, 05/15/10	2,397
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,284
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,519
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,083
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,142
450	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.38%, 05/15/10	489
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.00%, 12/15/16	1,895
1,000	Series A, Rev., 5.25%, 12/15/17	1,128
2,000	Series A, Rev., 5.25%, 12/15/18	2,254
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,736
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,109
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,221
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,548
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	456
460	Series NYC-02, Rev., 5.75%, 06/15/11	500
700	Series NYC-02, Rev., 5.75%, 06/15/12	773
4,175	New York State Environmental Facilities Corp., Revolving Fund, Pooled Financing, Series B, Rev., 5.50%, 10/15/25	4,806
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.38%, 06/15/12	2,157
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.63%, 07/15/09 (p)	441
450	Series B, Rev., 5.70%, 07/15/09 (p)	473
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,398
3,125	Series I, Rev., 5.00%, 06/15/13	3,376
	New York State Environmental Facilities Corp., State Water Revolving Fund,
460	Series B, Rev., 5.70%, 07/15/09 (p)	484
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	5,918
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,615
9,140	Series B, Rev., 5.70%, 07/15/09	9,541
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.00%, 04/01/17	2,684
1,500	Series A, Rev., 5.00%, 04/01/18	1,598
2,500	Series A, Rev., AMBAC, 5.00%, 04/01/16	2,649
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,060
2,500	Series B, Rev., 5.00%, 10/01/17	2,657
2,875	Series B, Rev., FGIC, 5.00%, 10/01/15	3,133
5,000	Series B, Rev., FGIC, 5.00%, 10/01/15	5,410
2,000	Series H, Rev., MBIA, 5.00%, 01/01/18	2,163
3,000	Series H, Rev., MBIA, 5.00%, 01/01/18	3,220
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., MBIA, 5.50%, 04/01/10	618
1,345	New York State Urban Development Corp., Correctional & Youth Facilities Services, Unrefunded Balance, Series A, Rev., 5.50%, 01/01/11	1,418
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 5.25%, 01/01/14	3,286
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,135
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.38%, 03/15/12 (p)	5,995
2,850	Series A-1, Rev., 5.00%, 12/15/17	3,077
5,045	Series A-1, Rev., 5.00%, 12/15/17	5,405
1,500	Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,705
3,500	New York State Urban Development Corp., Service Contract, Series A, Rev., FSA, 5.00%, 01/01/18	3,852
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,108
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,896
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.88%, 04/01/10 (p)	48

JPMorgan New York Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

 Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
 (Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

440	Niagara County, Public Improvement, GO, MBIA, 5.75%, 07/15/14	504
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., FGIC, 5.25%, 10/01/15	2,056
545	Ogdensburg Enlarged City School District, GO, MBIA, 4.50%, 06/15/11	569
1,010	Oneida County, GO, FGIC, 5.50%, 03/15/11	1,078
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11	1,070
	Onondaga County,
4,630	GO, 5.25%, 05/15/11	4,953
1,175	Series A, GO, 5.00%, 05/01/11	1,253
2,350	Series A, GO, 5.00%, 05/01/12	2,522
700	Series A, GO, 5.00%, 05/01/12	755
	Onondaga County, Unrefunded Balance,
890	Series A, GO, 5.25%, 05/15/11	952
515	Series A, GO, 5.25%, 05/15/11	548
160	Series A, GO, 5.25%, 05/15/11	171
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., FGIC, 5.00%, 04/15/17	3,034
1,500	149th Series, Rev., 5.00%, 11/15/17	1,639
5,000	152nd Series, Rev., 5.00%, 05/01/18	5,062
775	Red Creek Central School District, GO, FSA, 5.50%, 06/15/12	848
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/10	207
1795	GO, FSA, 5.25%, 03/01/10	1,905
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/09	1,097
2,075	GO, FGIC, 5.50%, 06/15/09	2,171
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.50%, 07/15/11	299
4,000	State of New York, Series C, GO, 5.00%, 04/15/15	4,342
500	Stillwater Central School District,
	GO, MBIA, 5.20%, 06/15/09	517
1,250	Suffolk County Judicial Facilities Agency, John P. Cohalan Complex, Rev., AMBAC, 5.50%, 04/15/09	1,289
	Suffolk County, Public Improvement,
1,870	Series C, GO, MBIA, 5.00%, 07/15/11	2,000
1,550	Series C, GO, MBIA, 5.25%, 07/15/12	1,668
1,215	Series C, GO, MBIA, 5.25%, 07/15/12	1,301
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., FSA, 5.00%, 05/01/18	1,238
5,000	Tobacco Settlement Financing Authority, Enhanced Asset Backed, Series A-1, Rev., AMBAC, 5.25%, 06/01/13	5,210
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.30%, 11/15/10 (p)	1,079
6,305	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.00%, 11/15/17	6,736
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	107
2,035	Series Q, Rev., 6.75%, 01/01/09 (p)	2,089
6,030	Series SR, Rev., 5.50%, 01/01/12 (p)	6,383
3,595	Series X, Rev., 6.63%, 01/01/12 (p)	3,991
7,125	Series Y, Rev., 6.00%, 01/01/12 (p)	7,641
1,715	TSASC, Inc. Series 1, Rev., 4.75%, 06/01/16	1,602
565	Warwick Valley Central School District, GO, FSA, 5.50%, 01/15/10	600
3210	Watertown City School District, GO, FSA, 5.63%, 06/15/09	3,363
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.20%, 11/01/10	3,008
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,517
1,700	Westchester County Industrial Development Authority, Civic Facilities, Children’s Village Project, Series A, Rev., 5.30%, 03/15/09	1,713
2,820	Windsor Central School District, GO, FGIC, 5.50%, 06/15/09	2,950

		589,549

	Ohio — 0.6%
3,000	Buckeye Tobacco Settlement Financing Authority, Asset Backed, Series A-2, Rev., 5.13%, 06/01/17	2,747
1,350	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	1,309

		4,056

	Puerto Rico — 2.8%
	Commonwealth of Puerto Rico,
4,000	GO, MBIA, 5.75%, 07/01/11	4,274
210	Series A, GO, 5.50%, 07/01/18	220
1,120	Commonwealth of Puerto Rico, Public Improvement, GO, FSA-CR, 5.50%, 07/01/12	1,203
	Puerto Rico Electric Power Authority,
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,159
475	Series KK, Rev., FSA, 5.25%, 07/01/13	513

JPMorgan New York Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, FSA, 5.50%, 07/01/18	3,217
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,281
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,478
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.50%, 07/01/12	1,535

		18,880

	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,211
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,263

		3,474

	Virgin Islands — 0.6%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.38%, 10/01/10	4,252

	Wisconsin — 0.6%
	State of Wisconsin,
1,250	Rev., 4.78%, 05/01/29 (i)	1,259
2,500	Series 1, GO, MBIA, 5.00%, 05/01/15	2,713

		3,972

	Total Long-Term Investments (Cost $630,956)	652,668

Shares

	Short-Term Investment — 1.9%
	Investment Company — 1.9%
12,636	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $12,636)	12,636

	Total Investments — 98.8% (Cost $643,592)	665,304
	Other Assets in Excess of Liabilities — 1.2%	8,193

	NET ASSETS — 100.0%	$673,497

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
BNY	Bank of New York
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
VAR	Variable rate note. The interest rate shown is the rate in effect as of May 31, 2008.
XLCA	XL Capital Assurance
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,135
Aggregate gross unrealized depreciation	(1,423)

Net unrealized appreciation/depreciation	$21,712

Federal income tax cost of investments	$643,592

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
New York Tax Free Bond Fund

Level 1	$12,636	$—	$—	$—

Level 2	652,668	—	—	—

Level 3	—	—	—	—

Total	$665,304	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Certificate of Deposits — 33.6%
539,000	ABN Amro Bank N.V., 2.85%, 09/05/08	539,000
	Allied Irish Banks plc
320,000	2.98%, 09/02/08	320,000
1,320,000	2.98%, 11/03/08	1,320,000
481,500	3.00%, 07/29/08	481,500
	Anglo Irish
150,000	2.93%, 07/08/08	150,000
500,000	3.01%, 07/02/08	500,000
	Bank of Ireland
100,000	2.95%, 07/28/08	100,000
150,000	2.98%, 07/21/08	150,000
300,000	3.03%, 10/27/08	300,000
185,000	3.05%, 08/26/08	185,000
580,000	FRN, 3.07%, 08/01/08	580,000
	Bank of Scotland plc, (United Kingdom)
176,000	2.70%, 09/30/08	176,000
291,000	2.75%, 06/30/08	291,000
654,000	FRN, 2.80%, 07/03/08	654,000
380,000	FRN, 2.84%, 08/21/08	380,000
315,000	2.95%, 08/04/08	315,000
440,000	2.98%, 08/21/08	440,000
275,000	FRN, 3.28%, 06/06/08	275,000
250,000	4.40%, 07/08/08	250,000
	Barclays Bank plc, (United Kingdom)
456,000	3.02%, 02/25/09	456,000
428,500	3.06%, 10/22/08	428,500
986,200	3.75%, 07/18/08	986,200
64,400	4.43%, 07/07/08	64,400
416,000	5.41%, 07/10/08	416,000
400,000	Bayerische Hypo, 2.73%, 07/22/08	400,003
	BNP Paribas, (France)
355,000	2.95%, 08/01/08	355,000
157,500	2.95%, 08/25/08	157,500
	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France)
552,000	3.01%, 08/04/08	552,010
780,000	3.10%, 11/03/08	780,033
	Calyon N.A. Co.
328,000	2.75%, 10/06/08	328,000
32,000	2.98%, 10/31/08	32,000
251,300	3.00%, 10/27/08	251,300
304,000	3.00%, 10/28/08	304,000
139,000	4.90%, 06/10/08	139,047
	Credit Agricole S.A.
200,000	2.70%, 08/01/08	200,000
500,000	2.82%, 11/28/08	500,000
270,000	2.95%, 12/02/08	270,000
	Credit Industriel et Commercial
250,000	2.80%, 06/27/08	250,001
500,000	2.91%, 06/27/08	500,002
300,000	2.99%, 08/08/08	300,000
225,000	2.99%, 08/11/08	225,000
350,000	3.00%, 08/21/08	350,000
605,000	3.09%, 12/02/08	605,015
344,000	3.24%, 07/22/08	344,000
	Depfa Bank plc
103,200	2.98%, 08/20/08	103,200
490,000	3.25%, 07/23/08	490,000
550,000	Deutsche Bank AG, (Germany), FRN, 2.91%, 07/04/08	550,000
400,000	DZ Bank AG, 2.87%, 07/09/08	400,000
752,500	Fortis Bank N.V., 3.04%, 10/24/08	752,500
	HSH Nordbank AG
300,000	2.60%, 06/30/08	300,000
700,000	2.73%, 07/02/08	700,000
	Landesbank Hessen
220,000	2.90%, 08/12/08	220,000
400,000	2.96%, 08/11/08	400,008
	National Bank of Canada
400,000	2.98%, 07/07/08	400,000
200,000	3.28%, 07/29/08	200,000
	Natixis
325,000	FRN, 2.54%, 06/26/08	325,000
503,650	2.73%, 09/29/08	503,650
500,000	2.76%, 10/08/08	500,000
613,000	3.00%, 08/01/08	613,000
241,000	3.17%, 10/23/08	241,000
	Sanpaolo IMI S.p.A.
150,000	2.64%, 07/14/08	150,001
511,000	FRN, 3.26%, 06/05/08	511,000
	Santander Central
990,000	2.70%, 10/09/08	990,000
635,000	3.00%, 10/27/08	635,000
540,000	4.09%, 06/16/08	540,005
	Skandinaviska Enskilda Banken AB
497,500	3.03%, 10/31/08	497,500
200,000	3.06%, 10/27/08	200,000
	Societe Generale
350,000	2.73%, 08/22/08	350,000
511,900	2.82%, 11/24/08	511,900
500,000	2.82%, 11/28/08	500,000
304,000	2.95%, 07/09/08	304,000
200,000	3.05%, 09/02/08	200,000
385,000	3.05%, 10/28/08	385,000
255,000	3.05%, 02/27/09	255,000
529,000	3.10%, 08/08/08	529,000
546,000	3.73%, 07/22/08	546,000
460,000	5.42%, 06/12/08	460,000
	Toronto Dominion Bank
600,000	2.57%, 06/26/08	600,000
167,500	2.57%, 06/27/08	167,500
	UBS AG
615,000	2.76%, 09/12/08	615,000
100,000	3.00%, 08/01/08	100,000
108,000	3.90%, 07/11/08	108,076
194,965	4.29%, 06/09/08	194,965
651,350	4.66%, 08/29/08	651,350
	Ulster Bank Ireland
180,000	2.75%, 10/06/08	180,000
56,000	2.75%, 10/09/08	56,000
390,000	2.81%, 08/22/08	390,004
225,000	2.95%, 08/08/08	225,000
640,000	3.25%, 07/29/08	640,000
550,000	3.74%, 07/22/08	550,000
385,000	4.26%, 06/11/08	385,000

	Total Certificate of Deposits (Cost $35,726,170)	35,726,170

	Commercial Paper - 25.6%
	Allied Irish Banks plc,
200,000	2.93%, 08/06/08	198,933
277,000	2.94%, 07/29/08	275,697
	Amstel Funding Corp.,
120,000	2.72%, 08/11/08 (e)	119,361
193,800	2.77%, 06/13/08 (e)	193,622
306,200	2.77%, 06/19/08 (e)	305,779
200,048	2.81%, 08/08/08 (e)	198,994
100,000	2.85%, 07/08/08 (e)	99,709
187,000	3.02%, 06/24/08 (e)	186,642
61,300	3.02%, 07/22/08 (e)	61,039
90,000	3.02%, 07/28/08 (e)	89,573
76,589	3.13%, 06/05/08 (e)	76,562
	Anglo Irish,
50,000	2.80%, 07/08/08	49,857
172,000	3.02%, 07/03/08	171,541
251,000	ANZ National International Ltd., (United Kingdom), FRN, 2.90%, 06/09/08	251,000
	ASB Finance Ltd.,
250,000	2.95%, 09/22/08 (e)	247,724
43,000	2.98%, 08/19/08	42,723
160,000	3.00%, 02/23/09	156,543
144,900	3.00%, 07/21/08	144,304
	Atlantic Asset Corp.,
100,000	2.50%, 06/03/08	99,993
139,055	2.70%, 06/05/08	139,013
	Atlantis One Funding Corp.,
150,450	2.50%, 06/02/08 (e)	150,440
200,000	2.92%, 06/27/08	199,581
100,000	3.05%, 10/29/08	98,750
	Bank of Ireland (Ireland),
419,000	FRN, 2.74%, 06/18/08	419,000
448,000	2.97%, 07/21/08 (e)	446,164
547,355	3.02%, 07/24/08 (e)	544,960
95,945	Bank of Scotland plc, (United Kingdom), 2.62%, 06/19/08	95,820
194,300	Barclays Capital, Inc., 3.06%, 10/22/08	191,973

502,000	Bayerische Landesbank-Hessen, (Germany), 2.91%, 06/30/08	500,827
200,000	Belmont Funding LLC, 2.71%, 06/19/08 (e)	199,730
240,000	BNZ International Funding Ltd., (United Kingdom), 2.99%, 08/21/08 (e)	238,407
250,000	CAFCO LLC, 2.60%, 08/07/08	248,795
	Caisse Nationale des Caisses d’Epargne et de Prevoyance (France),
200,000	2.80%, 11/17/08 (e)	197,409
200,000	2.80%, 11/20/08 (e)	197,362
200,000	2.80%, 11/25/08 (e)	197,286
80,750	Cancara Asset Securitisation LLC, 2.67%, 08/21/08	80,269
43,500	CBA Finance, Inc., 2.58%, 06/12/08	43,466
350,000	Charta Corp., 3.00%, 09/03/08 (e)	347,299
238,545	Clipper Receivables Co. LLC, 2.65%, 06/02/08 (e)	238,527
	Concord Minuteman Capital Co. LLC,
150,000	3.07%, 06/20/08 (e)	149,758
350,000	3.22%, 06/23/08 (e)	349,316
	CRC Funding LLC,
150,000	3.11%, 06/06/08	149,936
122,950	3.14%, 06/03/08	122,929
	Curzon Funding Ltd.,
30,000	2.44%, 09/15/08	29,787
145,000	3.21%, 07/30/08	144,245
121,000	3.23%, 07/28/08	120,387
58,000	3.23%, 07/29/08	57,701
46,500	4.53%, 07/07/08 (e)	46,294
	Dakota Notes (Citibank Credit Card Issuance Trust),
171,000	3.18%, 06/06/08	170,925
260,000	3.49%, 06/19/08	259,552
440,000	Danske Corp., 2.64%, 06/27/08 (e)	439,167
61,800	DnB NOR Bank ASA, 3.02%, 07/15/08	61,575
	Ebbets Funding LLC,
300,000	2.92%, 08/12/08 (e)	298,260
145,000	2.95%, 08/19/08	144,068
123,000	2.95%, 08/21/08	122,189
570,000	Fenway Funding Corp. LLC, FRN, 3.03%, 06/12/08	570,000
	Foxboro Funding Ltd.,
553,000	FRN, 3.03%, 06/12/08	553,000
35,000	Galleon Capital LLC, 2.87%, 07/07/08	34,900
	General Electric Capital Corp.,
540,413	2.38%, 06/02/08	540,377
402,500	2.87%, 10/27/08	397,817
123,500	Gotham Funding Corp., 2.82%, 06/13/08	123,385
	Grampian Funding LLC,
400,000	2.47%, 06/02/08 (e)	399,973
247,465	4.53%, 07/01/08	246,552
97,500	International Lease Finance Corp., 2.88%, 06/18/08	97,368
231,500	Intesa Bank of Ireland plc, 2.93%, 09/02/08	229,766
	Irish Life & Permanent plc,
283,000	2.75%, 06/30/08 (e)	282,378
235,000	2.88%, 09/10/08 (e)	233,128
208,000	2.99%, 07/07/08 (e)	207,382
250,000	3.06%, 07/02/08	249,345
300,000	3.08%, 06/20/08	299,515
295,700	KBC Financial Products International, Ltd., (Cayman Islands), 3.00%, 07/31/08	294,241
500,000	Lehman Brothers, Inc., 2.70%, 06/05/08 (e)	499,850
	Lexington Parker Capital Corp.,
99,000	2.71%, 06/13/08	98,911
235,000	2.71%, 06/18/08 (e)	234,701
249,200	2.81%, 06/03/08 (e)	249,161
	Liberty Street Funding Corp.,
200,000	2.69%, 09/02/08	198,630
100,000	2.92%, 07/31/08	99,517
105,000	2.99%, 07/23/08	104,549
	Macquarie Bank Ltd. (Australia),
287,000	2.96%, 06/30/08 (e)	286,318
247,000	3.02%, 06/25/08	246,506
386,500	3.02%, 06/26/08	385,695
411,830	4.30%, 07/16/08	409,668
329,250	Morgan Stanley & Co., Inc., 4.57%, 07/03/08	327,942
332,724	Natexis Banques Populaires, 3.00%, 07/25/08	331,237
526,000	National Australia Bank Ltd., 2.92%, 07/31/08	526,009
	Nationwide Building Society (United Kingdom),
200,000	2.99%, 08/29/08 (e)	198,542
200,000	4.29%, 07/09/08 (e)	199,113
	Picaros Funding LLC,
100,000	3.08%, 09/22/08	99,046
240,000	3.11%, 10/20/08 (e)	237,123
95,000	Prudential plc, 3.16%, 07/28/08	94,532
	Raiffeisen Zentralbank Oesterreich AG (Austria),
375,000	2.80%, 06/23/08 (e)	374,363
149,000	2.87%, 07/07/08	148,575
180,000	2.97%, 08/26/08 (e)	178,736
	Scaldis Capital LLC (United Kingdom),
450,000	2.77%, 08/07/08 (e)	447,695
450,000	2.80%, 08/05/08 (e)	447,741
	Skandinaviska Enskilda Banken AB,
86,500	2.72%, 06/17/08	86,396
145,000	2.98%, 11/03/08	143,171
250,000	Solitaire Funding LLC, 2.40%, 06/03/08 (e)	249,967
	St. George Bank Ltd.,
200,000	2.81%, 07/09/08	199,409
139,980	3.02%, 06/02/08	139,968
89,000	3.02%, 06/04/08 (e)	88,978
150,000	3.02%, 06/06/08 (e)	149,937
150,000	3.02%, 06/23/08	149,725
73,000	3.02%, 06/26/08	72,848
300,000	Suncorp-Metway Ltd., (Australia), 2.58%, 06/19/08 (e)	299,614
	Swedbank Hypotek AB (Sweden),
166,100	2.87%, 08/08/08	165,206
290,000	3.05%, 07/31/08	288,535
100,000	3.07%, 07/28/08	99,517
300,000	3.07%, 07/29/08	298,526
50,000	3.08%, 08/19/08	49,667
200,000	3.08%, 08/22/08	198,620
169,000	3.09%, 07/25/08	168,222
145,000	3.10%, 07/23/08	144,356
113,300	4.32%, 07/09/08	112,795
250,000	4.48%, 07/07/08	248,905
	Tasman Funding, Inc.,
60,000	3.07%, 08/26/08	59,563
46,500	3.14%, 08/22/08 (e)	46,171
55,000	3.48%, 07/22/08	54,731
	Thames Asset Global Securitization, Inc.,
125,000	2.80%, 08/07/08	124,356
66,491	2.97%, 07/11/08	66,273
230,000	Tulip Funding Corp., 2.51%, 06/30/08	229,537
	UBS Finance Delaware LLC,
83,500	2.58%, 06/05/08	83,476
75,000	2.59%, 06/19/08	74,904
30,095	2.75%, 09/12/08	29,861
500,000	2.83%, 07/09/08	498,520
	Unicredito Italiano S.p.A. (Ireland),
135,077	2.62%, 06/18/08 (e)	134,911
290,000	2.72%, 06/26/08 (e)	289,456
	Westpac Trust Securities Ltd.,
411,000	FRN, 3.02%, 07/30/08	411,000
136,000	FRN, 3.10%, 08/05/08	136,000

	Total Commercial Paper (Cost $27,187,171)	27,187,171

	Corporate Notes — 12.2%

	Capital Markets — 0.6%

250,000	Lehman Brothers Holdings, Inc., FRN, 2.51%, 06/24/08	250,000
345,000	Merrill Lynch & Co., Inc., FRN, 2.80%, 06/04/08	345,000

		595,000

	Commercial Banks — 8.2%
450,200	ABN Amro Bank N.V., (Netherlands), FRN, 3.10%, 07/30/08 (e)	450,090
130,000	ANZ National International Ltd., (New Zealand), FRN, 2.71%, 06/09/08 (e)	130,000
100,000	Australia & New Zealand Banking Group Ltd., FRN, 2.42%, 06/23/08 (e)	100,000
274,000	Australia & New Zealand
	Banking Group Ltd., (Australia), FRN, 3.35%, 06/02/08 (e)	274,000
	Bank of Scotland plc, (United Kingdom)
300,000	FRN, 2.67%, 06/24/08 (e)	300,000
150,000	FRN, 2.69%, 06/09/08 (e)	150,000
525,000	FRN, 2.84%, 07/17/08	525,000
570,000	FRN, 2.90%, 06/02/08 (e)	570,000
600,000	Bayerische Landesbank-Hessen, FRN, 2.45%, 06/23/08	600,000
	BNP Paribas, (France)
225,000	FRN, 2.39%, 06/26/08 (e)	225,000
215,000	FRN, 2.72%, 08/19/08 (e)	215,000
412,000	FRN, 2.90%, 08/13/08	412,000
100,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France), FRN, 2.71%, 07/10/08 (e)	100,000
290,000	Caja de Ahorros y Monte de Piedad de Madrid, (Spain), FRN, 2.97%, 07/21/08 (e)	289,999
525,000	Citigroup Funding, Inc., FRN, 2.68%, 08/13/08	525,000
	Credit Agricole S.A., (France)
292,000	FRN, 2.57%, 06/24/08 (e)	292,000
315,000	FRN, 2.91%, 07/23/08 (e)	315,000
200,000	Fifth Third Bancorp, FRN, 2.41%, 06/24/08 (e)	200,000
150,000	Fortis Bank N.V., (Belgium), FRN, 2.79%, 07/18/08 (e)	150,000
175,000	National Australia Bank Ltd., FRN, 3.22%, 06/06/08 (e)	175,000
436,000	Rabobank Nederland N.V., (Netherlands), FRN, 2.90%, 07/04/08 (e)	436,000
133,000	Royal Bank of Canada, FRN, 2.69%, 06/09/08 (e)	133,000
	Royal Bank of Scotland plc, (United Kingdom)
250,000	FRN, 2.48%, 06/23/08 (e)	250,000
275,000	FRN, 2.90%, 07/15/08 (e)	275,000
114,000	Societe Generale, (France), FRN, 2.80%, 06/02/08 (e)	113,967
150,000	Svenska Handelsbanken AB, (Sweden), FRN, 2.54%, 06/13/08 (e)	150,000
275,000	UBS AG, (Switzerland), FRN, 2.48%, 06/16/08	275,000
100,000	Wachovia Bank, N.A., FRN, 2.91%, 07/04/08	100,000
	Wells Fargo & Co.
360,000	FRN, 2.65%, 06/19/08	360,000
271,000	FRN, 2.77%, 06/03/08	271,000
	Westpac Banking Corp.
196,000	FRN, 2.71%, 06/09/08 (e)	196,000
160,000	FRN, 3.00%, 06/11/08	160,000

		8,718,056

	Diversified Financial Services — 3.4%
50,000	Allstate Life Global Funding Trusts, FRN, 2.74%, 06/04/08	50,000
	Beta Finance, Inc.
167,900	5.37%, 06/09/08 (e) (i) (s)	167,900
40,535	CC USA, Inc., 5.37%, 06/09/08 (e) (i) (s)	40,535
100,000	Five Finance, Inc., FRN, 2.66%, 08/20/08 (e) (i) (s)	99,997
	General Electric Capital Corp.
200,000	FRN, 2.17%, 06/02/08	200,014
220,000	FRN, 2.41%, 06/24/08	220,000
350,000	FRN, 2.76%, 06/09/08	350,000
374,435	3.50%, 02/02/09	376,116
	K2 (USA) LLC
200,000	FRN, 2.36%, 06/30/08 (e) (i) (s)	199,997
260,000	FRN, 2.66%, 08/15/08 (e) (i) (s)	259,989
105,000	5.36%, 06/09/08 (e) (i) (s)	105,001
	Links Finance LLC
50,000	FRN, 2.66%, 08/15/08 (e) (i) (s)	49,998
150,000	FRN, 2.75%, 08/06/08 (e) (i) (s)	149,997
120,000	Premium Asset Trust, Series 2003-5, FRN, 3.00%, 06/02/08 (e) (i)	120,000
	Sigma Finance, Inc.
300,000	FRN, 2.06%, 06/02/08 (e) (i) (s)	300,000
150,000	FRN, 2.07%, 06/02/08 (e) (i) (s)	149,999
250,000	FRN, 2.63%, 08/22/08 (e) (i) (s)	249,994
165,000	FRN, 2.73%, 08/07/08 (e) (i) (s)	164,994
322,359	Steers Delaware Business Trust, Series 2006-1, FRN, 2.39%, 06/25/08 (e) (i)	322,359
50,000	Structured Asset Repackaged Trust, FRN, 2.59%, 06/16/08 (e) (i)	50,000

		3,626,890

	Total Corporate Notes (Cost $12,939,946)	12,939,946

	Funding Agreement — 0.2%
	Insurance — 0.2%
200,000	New York Life Insurance Co., 2.90%, 07/24/08 (Cost $200,000) (i)	200,000

	Master Notes — 1.6%
	Citigroup Global Markets Holdings, Inc.
50,000	FRN, 2.30%, 06/02/08	50,000
750,000	FRN, 2.68%, 06/02/08	750,000
1,070,000	Morgan Stanley & Co., Inc. FRN, 2.68%, 06/02/08 (j)	1,070,000

	Total Master Notes (Cost $1,870,000)	1,870,000

	Repurchase Agreements — 12.4%
1,425,167	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $1,425,446, collateralized by U.S. Government Agency Securities with a value of $1,453,670	1,425,167
600,000	Banc of America Securities LLC, 2.50%, dated 05/30/08, due 06/02/08, repurchase price $600,125, collateralized by Corporate Bonds and Notes with a value of $618,000	600,000
191,474	Barclays Capital, Inc., 2.33%, dated 05/30/08, due 06/02/08, repurchase price $191,511, collateralized by U.S. Government Agency Securities with a value of $195,304	191,474
700,000	Barclays Capital, Inc., 2.50%, dated 05/30/08, due 06/02/08, repurchase price $700,146, collateralized by Corporate Bonds and Notes with a value of $721,000	700,000
1,300,000	Citigroup, Inc., 2.50%, dated 05/30/08, due 06/02/08, repurchase price $1,300,271, collateralized by Corporate Bonds and Notes with a value of $1,339,000	1,300,000
1,200,000	Citigroup, Inc., 2.53%, dated 05/30/08, due 06/02/08, repurchase price $1,200,253, collateralized by U.S. Government Agency Securities with a value of $1,236,000	1,200,000
5,200,000	Deutsche Bank AG, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $5,201,018, collateralized by U.S. Government Agency Securities with a value of $5,304,000	5,200,000
274,175	Deutsche Bank AG, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $274,229, collateralized by U.S. Government Agency Securities with a value of $279,659	274,175
1,650,000	Deutsche Bank AG, 2.50%, dated 05/30/08, due 06/02/08, repurchase price $1,650,344, collateralized by Corporate Bonds and Notes with a value of $1,694,000	1,650,000
250,000	Goldman Sachs & Co., 2.53%, dated 05/30/08, due 06/02/08, repurchase price $250,052, collateralized by Corporate Bonds and Notes with a value of $257,500	250,000
350,000	Greenwich Capital Markets, Inc., 2.33%, dated 05/30/08, due 06/02/08, repurchase price $350,068, collateralized by U.S. Government Agency Securities with a value of $357,002	350,000

	Total Repurchase Agreements (Cost $13,140,816)	13,140,816

	Time Deposits — 14.7%
437,150	ABN Amro Bank N.V., 1.00%, 06/02/08	437,150
700,000	Bank of Tokyo Mitsubishi, 2.40%, 06/03/08	700,000
1,250,000	BNP Paribas, 2.48%, 06/02/08	1,250,000
1,387,692	Calyon N.A. Co., 2.40%, 06/02/08	1,387,692
1,000,000	Credit Suisse First Boston LLC, 1.50%, 06/02/08	1,000,000
	Danske Bank
2,000,000	2.40%, 06/02/08	2,000,000
1,150,000	2.44%, 06/02/08	1,150,000
2,000,000	Dexia Bank, 2.50%, 06/02/08	2,000,000
2,100,000	ING Bank N.V., 2.40%, 06/02/08	2,100,000
600,000	KBC Bank, 2.00%, 06/02/08	600,000
890,000	Landesbanken Baden, 2.90%, 06/02/08	890,000
300,000	Natexis Banques Populaires, 2.90%, 06/02/08	300,000
500,000	Royal Bank of Canada, 1.50%, 06/02/08	500,000
1,300,000	Royal Bank of Scotland plc, 2.35%, 06/02/08	1,300,000

	Total Time Deposits (Cost $15,614,842)	15,614,842

	U.S. Government Agency Securities — 1.9%
695,260	Federal Home Loan Banking System, Series 1, FRN, 2.31%, 06/02/08	695,260

1,315,000	FRN, 2.25%, 06/02/08	1,314,937

	Total U.S. Government Agency Securities (Cost $2,010,197)	2,010,197

	Total Investments — 102.2% (Cost $108,689,142)*	108,689,142

	Liabilities in Excess of Other Assets — (2.2)%	(2,331,718)

	NET ASSETS — 100.0%	$106,357,424

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (Amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Fund Name

Level 1	$28,055,658	$—	$—	$—

Level 2	80,633,484	—	—	—

Level 3	—	—	—	—

Total	$108,689,142	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Real Return Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal Amount	Security Description	Value

Long-Term Investments — 98.4%

Asset-Backed Securities — 1.3%
	520	GSAMP Trust,
		Series 2005-WMC2, Class A2B, FRN, 2.65%, 11/25/35 (m)	508
	511	Residential Asset Securities Corp.,
		Series 2005-KS10, Class 1A2, FRN, 3.14%, 11/25/35 (m)	499
	250	Soundview Home Equity Loan Trust,
		Series 2005-OPT4, Class M2, FRN, 2.94%, 12/25/35 (i)	74
		Total Asset-Backed Securities
		(Cost $1,281)	1,081

Collateralized Mortgage Obligations — 4.1%

Agency CMO — 2.0%
		Federal National Mortgage Association, REMICS,
	473	Series 2003-26, Class QF, FRN, 2.79%, 10/25/17 (m)	471
	393	Series 2003-90, Class FL, FRN, 2.84%, 03/25/31 (m)	391
	919	Series 2006-60, Class DF, FRN, 2.82%, 04/25/35 (m)	901
			1,763

Non-Agency CMO — 2.1%
	204	Adjustable Rate Mortgage Trust,
		Series 2005-12, Class 5A1, FRN, 2.64%, 03/25/36 (m)	151
	390	Downey Savings & Loan Association Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1A, FRN, 2.79%, 10/19/45 (m)	321
		Harborview Mortgage Loan Trust,
	354	Series 2005-8, Class 1A2A, FRN, 2.83%, 09/19/35 (m)	293
	383	Series 2005-11, Class 2A1A, FRN, 2.81%, 08/19/45 (m)	311
	167	Series 2006-8, Class 2A1A, FRN, 2.64%, 08/21/36 (m)	130
	407	Indymac Index Mortgage Loan Trust,
		Series 2005-AR18, Class 2A1A, FRN, 2.70%, 10/25/36 (m)	334
	400	Residential Accredit Loans, Inc.,
		Series 2006-QO4, Class 2A1, FRN, 2.58%, 04/25/46 (m)	311
			1,851
		Total Collateralized Mortgage Obligations
		(Cost $4,087)	3,614

Corporate Bonds — 1.6%

Capital Markets — 0.5%
	500	Merrill Lynch & Co., Inc.,
		FRN, 3.00%, 10/27/08 (m)	495

Diversified Telecommunication Services — 0.3%
	250	AT&T, Inc.,
		FRN, 2.89%, 11/14/08 (m)	250

Oil, Gas & Consumable Fuels — 0.8%
	683	Gazprom International S.A. (Russia),
		7.20%, 02/01/20 (i)	697
		Total Corporate Bonds
		(Cost $1,640)	1,442

Foreign Government Securities — 2.7%
	1,980	Canada Housing Trust No. 1 (Canada),

		4.80%, 06/15/12	2,073
	170	Citigroup Funding, Inc., VAR, 15.00%, 06/20/12
		(linked to Government of Ghana, VAR, 15.00%, 06/20/12) (e) (i)	136
	160	IIRSA Norte Finance Ltd. (Peru),
		8.75%, 05/30/24	183
		Total Foreign Government Securities
		(Cost $2,205)	2,392

Mortgage Pass-Through Securities — 4.2%
		Federal National Mortgage Association,
		30 Year, Single Family,
	1,340	TBA, 5.00%, 06/25/38	1,294
	1,350	TBA, 5.50%, 07/25/37	1,337
	1,000	TBA, 6.50%, 07/25/36	1,028
		Total Mortgage Pass-Through Securities
		(Cost $3,695)	3,659

U.S. Treasury Obligations — 84.5%
		U.S. Treasury Inflation Indexed Bonds,
	1,082	2.38%, 01/15/25 (m)	1,125
	4,902	2.38%, 01/15/27 (m)	5,099
	818	3.63%, 04/15/28 (m)	1,013
	688	3.88%, 04/15/29 (m)	887
		U.S. Treasury Inflation Indexed Notes,
	6,526	0.88%, 04/15/10 (m)	6,599
	4,204	1.63%, 01/15/15 (m)	4,300
	2,278	1.66%, 01/15/18	2,295
	7,830	1.88%, 07/15/13 (m)	8,170
	4,380	1.88%, 07/15/15 (m)	4,543
	3,051	2.00%, 01/15/14 (m)	3,196
	5,186	2.00%, 07/15/14 (m)	5,435
	3,486	2.00%, 01/15/16	3,640
	652	2.11%, 04/15/12	681
	4,034	2.38%, 04/15/11	4,242
	799	2.38%, 01/15/17	858
	1,285	2.64%, 07/15/16	1,392
	4,672	2.71%, 07/15/17	5,120
	7,410	3.00%, 07/15/12 (k) (m)	8,057
	2,441	3.50%, 01/15/11 (m)	2,644
	2,695	3.88%, 01/15/09 (m)	2,779
	1,885	4.25%, 01/15/10 (m)	2,015
		Total U.S. Treasury Obligations
		(Cost $71,614)	74,090
		Total Long-Term Investments
		(Cost $84,522)	86,278
	Number of Contracts

Options Purchased — 1.0%

Call Options Purchased — 0.1%
	1	90 Day Eurodollar Futures, Expiring 06/16/08
		@ $97.63, American Style	-(h)
	26	90 Day Eurodollar Futures, Expiring 09/15/08
		@ $97.25, American Style	10

	18	90 Day Eurodollar Futures, Expiring 12/15/08
		@ $97.50, American Style	4
	19	90 Day Sterling Futures, Expiring 12/17/08
		@ $95.00, American Style	3
	36	90 Day Sterling Futures, Expiring 03/18/09
		@ $94.38, American Style	27
	60	90 Day Sterling Futures, Expiring 03/18/09
		@ $94.50, American Style	39
	12	2 Year U.S. Treasury Note Futures, Expiring 07/25/08
		@ $106.75, American Style	2
	3	2 Year U.S. Treasury Note Futures, Expiring 08/22/08
		@ $107.00, American Style	1
		Total Call Options Purchased	86
	Notional Amount

Interest Rate Caps & Floors — 0.1%
	10,459	Fund receives quarterly the excess of floating 3 month LIBOR above 3.50%,
		expiring 06/18/09. Counterparty: Royal Bank of Scotland	12
	10,459	Fund receives quarterly the excess of 3.50% above floating 3 month LIBOR,
		expiring 06/18/09. Counterparty: Royal Bank of Scotland	65
		Total Interest Rate Caps & Floors	77

Receiver/Payer Straddles on Interest Rate Swaps — 0.7%
	1,774	Expires 04/02/09. If exercised the Fund pays/receives semi-annually
		4.53% and receives/pays quarterly floating 3 month LIBOR expiring 04/06/19,
		European Style. Counterparty: BNP Paribas (r)	128
	2,271	Expires 04/16/09. If exercised the Fund pays/receives semi-annually
		4.74% and receives/pays quarterly floating 3 month LIBOR expiring 04/20/19,
		European Style. Counterparty: Royal Bank of Scotland (r)	157
	2,333	Expires 04/28/09. If exercised the Fund pays/receives semi-annually
		4.73% and receives/pays quarterly floating 3 month LIBOR expiring 04/30/19,
		European Style. Counterparty: Deutsche Bank AG, New York (r)	163
	2,446	Expires 05/11/09. If exercised the Fund pays/receives semi-annually
		4.61% and receives/pays quarterly floating 3 month LIBOR expiring 05/13/19,
		European Style. Counterparty: Goldman Sachs Capital Management (r)	178
		Total Receiver/Payer Straddles on Interest Rate Swaps	626
	Number of Contracts

Put Options Purchased — 0.1%
	10	5 Year U.S. Treasury Note Futures, Expiring 06/20/08	10
		@ $110.50, American Style
	10	5 Year U.S. Treasury Note Futures, Expiring 06/20/08	13
		@ $111.00, American Style
	5	10 Year U.S. Treasury Note Futures, Expiring 06/20/08	4
		@ $112.00, American Style
	18	10 Year U.S. Treasury Note Futures, Expiring 08/22/08	20
		@ $111.00, American Style
	Notional Amount
		Payer Options Purchased on Interest Rate Swaps:
	1,470	Expiring 06/12/08. If exercised the Fund pays semi-annually 5.13% and receives quarterly floating 3 month LIBOR expiring 06/16/38, European Style.
		Counterparty: Royal Bank of Scotland (r)	16
	1,149	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives quarterly floating 3 month LIBOR expiring 07/17/38, European Style.
		Counterparty: Barclays Bank plc (r)	22
	AUD 6,600	Expiring 07/21/08. If exercised the Fund pays quarterly 8.00% and receives quarterly 3 month AUD-BBR-BBSW expiring 07/22/09, European Style.
		Counterparty: Deutsche Bank AG, London (r)	7
		Total Put Options Purchased	92
		Total Options Purchased
		(Cost $978)	881
	Shares

Short-Term Investments — 6.6%

Investment Company — 5.8%
	5,108	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
		(Cost $5,108)	5,108
	Principal Amount

U.S. Treasury Obligation — 0.8%
	720	U.S. Treasury Bill,
		1.93%, 11/20/08 (m) (n)	714
		(Cost $714)
		Total Short-Term Investments
		(Cost $5,822)	5,822

Total Investments — 106.0%
(Cost $91,322)			92,981

Liabilities in Excess of Other Assets — (6.0)%			(5,288)

NET ASSETS — 100.0%			87,693

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
41	Euro-Bobl	June, 2008	6,819	(172)
8	30 Day Federal Funds	August, 2008	3,266	(5)
14	30 Day Federal Funds	September, 2008	5,714	(4)
17	2 Year U.S. Treasury Note	September, 2008	3,581	(5)
16	5 Year U.S. Treasury Note	September, 2008	1,759	(12)
22	Eurodollar	September, 2008	5,344	(1)
14	U.K. Treasury Gilt	September, 2008	2,934	(18)
2	U.S. Treasury Bond	September, 2008	227	(2)
12	30 Day Federal Funds	November, 2008	4,893	(2)
109	3 Month EURIBOR	December, 2008	40,281	(598)
111	Eurodollar	December, 2008	26,887	(10)
3	Eurodollar	March, 2009	725	(1)
131	90 Day Sterling	June, 2009	30,540	(154)
36	3 Month Euroyen TFX	June, 2009	8,433	(33)
14	Eurodollar	June, 2009	3,375	(13)
	Short Futures Outstanding
(4)	30 Day Interbank	May, 2008	(874)	(1)
(3)	10 Year Australia Bond	June, 2008	(275)	(6)
(3)	10 Year Swap	June, 2008	(331)	5
(39)	Euro-Bund	June, 2008	(6,791)	196
(94)	Euro-Schatz	June, 2008	(15,039)	246
(2)	Eurodollar	June, 2008	(486)	1
(16)	30 Day Federal Funds	July, 2008	(6,534)	9
(15)	30 Day Interbank	July, 2008	(3,279)	(1)
(7)	2 Year U.S. Treasury Note	September, 2008	(1,474)	3
(81)	5 Year U.S. Treasury Note	September, 2008	(8,905)	58
(6)	10 Year Swap Future	September, 2008	(658)	(4)
(16)	10 Year U.S. Treasury Note	September, 2008	(1,799)	12
(14)	Eurodollar	June, 2010	(3,348)	18
				(494)

Forward Foreign Currency Exchange Contracts
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 05/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,478	AUD	06/27/08	5		5		-	(h)
327,067	AUD	08/19/08	306		309		3
10,762	AUD	for
9,859	CAD	06/27/08	10	#	10	#	-	(h)
4,725	AUD	for
22,671	NOK	06/27/08	4	#	5	#	1
165,371	CAD	06/27/08	164		166		2
192,784	CAD	08/19/08	191		194		3
5,517	CAD	for
6,058	AUD	06/27/08	6	#	6	#	-	(h)
11,815	CAD	for
7,631	EUR	06/27/08	12	#	12	#	-	(h)
7,609	CAD	for
38,644	NOK	06/27/08	8	#	8	#	-	(h)
30,641	CAD	for
235,981	ZAR	06/27/08	31	#	31	#	-	(h)
31,955	CHF	06/27/08	32		31		(1)
27,579	CHF	08/19/08	26		26		-	(h)
11,005	CHF	for
7,043	EUR	06/27/08	11	#	11	#	-	(h)
267,013	EUR	06/27/08	418		415		(3)
128,197	EUR	08/19/08	199		199		-	(h)
7,167	EUR	for
10,981	CAD	06/27/08	11	#	11	#	-	(h)
11,119	EUR	for
278,395	CZK	08/19/08	17	#	17	#	-	(h)
8,856	EUR	for
7,065	GBP	06/27/08	14	#	14	#	-	(h)
128,441	EUR	for
102,624	GBP	08/19/08	202	#	199	#	(3)
11,837	EUR	for
1,458,052	ISK	08/19/08	20	#	18	#	(2)
7,978	EUR	for
1,202,343	JPY	06/27/08	11	#	12	#	1
184,285	EUR	for
29,737,701	JPY	08/19/08	283	#	286	#	3
240,278	EUR	for
2,236,817	SEK	08/19/08	371	#	372	#	1
16,342	EUR	for
208,235	ZAR	06/27/08	27	#	25	#	(2)
164,146	GBP	06/27/08	323		325		2
292,813	GBP	08/19/08	567		577		10
5,763	GBP	for
11,431	CAD	06/27/08	12	#	11	#	(1)
13,728	GBP	for
17,534	EUR	06/27/08	27	#	27	#	-	(h)
5,431	GBP	for
1,112,309	JPY	06/27/08	11	#	11	#	-	(h)
7,200	GBP	for
72,094	NOK	06/27/08	14	#	14	#	-	(h)
19,578	GBP	for
297,719	ZAR	06/27/08	39	#	39	#	-	(h)
11,528,304	HUF	06/27/08	70		74		4
10,682,859	HUF	08/19/08	65		68		3
2,531,262	ISK	for
22,098	EUR	08/19/08	34	#	34	#	-	(h)
960,113	JPY	06/27/08	9		9		-	(h)
88,941,156	JPY	08/19/08	862		847		(15)
952,561	JPY	for
9,502	AUD	06/27/08	9	#	9	#	-	(h)
399,745	JPY	for
4,078	CAD	06/27/08	4	#	4	#	-	(h)
3,066,647	MXN	08/19/08	289		294		5
42,273	NOK	06/27/08	8		8		-	(h)
5,399,880	NOK	08/19/08	1,054		1,050		(4)
4,732	NZD	06/27/08	4		4		-	(h)
57,672	NZD	08/19/08	45		45		-	(h)
248,383	NZD	for
189,238	CAD	08/19/08	190	#	192	#	2
176,898	PLN	06/27/08	79		81		2
109,831	PLN	08/19/08	50		50		-	(h)
205,702	RON	08/19/08	85		87		2
41,155	RON	for
11,066	EUR	08/19/08	17	#	17	#	-	(h)
279,622	SEK	06/27/08	47		47		-	(h)
4,654,033	SEK	08/19/08	771		772		1
39,084	SEK	for
33,524	NOK	06/27/08	7	#	7	#	-	(h)
160,627	TRY	08/19/08	124		128		4
174,756	ZAR	06/27/08	22		23		1
169,984	ZAR	08/19/08	22		22		-	(h)
197,694	ZAR	for
25,024	CAD	06/27/08	25	#	26	#	1
182,889	ZAR	for
14,634	EUR	06/27/08	23	#	24	#	1
			7,287		7,308		21

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
200,373	AUD	08/19/08	186	190	(4)
118,462	CAD	06/27/08	118	119	(1)
186,703	CAD	08/19/08	185	188	(3)
40,866	CHF	06/27/08	41	39	2
625,782	CHF	08/19/08	597	601	(4)
894,251	CZK	08/19/08	55	55	-	(h)
305,206	EUR	06/27/08	475	474	1
1,366,664	EUR	08/19/08	2,105	2,118	(13)
171,961	GBP	06/27/08	339	340	(1)
161,823	GBP	08/19/08	313	319	(6)
11,528,304	HUF	06/27/08	71	74	(3)
81,137	ILS	08/19/08	24	25	(1)
2,615,526	ISK	08/19/08	33	35	(2)
11,105,504	JPY	06/27/08	109	105	4
2,681,852	JPY	08/19/08	26	26	-	(h)
728,632	MXN	08/19/08	69	70	(1)
218,653	NOK	08/19/08	43	43	-	(h)
2,462	NZD	06/27/08	2	2	-	(h)
857,944	NZD	08/19/08	647	664	(17)
176,898	PLN	06/27/08	79	81	(2)
165,391	SEK	06/27/08	27	28	(1)
453,613	SGD	08/19/08	332	334	(2)
1,394,231	ZAR	06/27/08	172	182	(10)
			6,048	6,112	(64)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at
05/31/08 of the currency being sold, and the value at 05/31/08 is the U.S. Dollar market value of the currency being purchased.

Short Positions
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(1,340)	FNMA, 30 Year, Single Family, TBA, 5.00%, 07/25/38	(1,291)
(50)	FNMA, 30 Year, Single Family, TBA, 5.50%, 06/25/38	(50)
(1,000)	FNMA, 30 Year, Single Family, TBA, 6.50%, 06/25/38	(1,031)
	(Proceeds received of $2,379.)	(2,372)

Options Written
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.50	09/15/08	8	(1)
90 Day Eurodollar Futures, American Style	97.75	09/15/08	26	(2)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	10	-	(h)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	36	(3)
90 Day Sterling, American Style	95.13	03/18/09	60	(19)
90 Day Sterling, American Style	95.38	03/18/09	36	(8)
90 Day Sterling, American Style	95.50	12/17/08	19	(2)
1 Year Eurodollar Mid-Curve, American Style	97.63	06/13/08	1	-
2 Year U.S. Treasury Note Futures, American Style	107.25	07/25/08	6	-	(h)
10 Year U.S. Treasury Note Futures, American Style	113.50	06/20/08	14	(7)
10 Year U.S. Treasury Note Futures, American Style	115.50	06/20/08	26	(3)
(Premiums received of $105.)				(45)

Receiver/Payer Straddles on Interest Rate Swaps*
COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	4.53% semi-annually	07/28/08	07/30/18	2,728	(100)
Goldman Sachs Capital Management	4.30% semi-annually	07/07/08	07/09/18	1,774	(69)
Royal Bank of Scotland	4.52% semi-annually	08/13/08	08/15/18	2,911	(119)
Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	8,629	(45)
(Premiums received of $367.)					(333)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Mid-Curve, American Style	95.75	07/11/08	26	(6)
10 Year U.S. Treasury Note Futures, American Style	111.00	06/20/08	5	(2)
10 Year U.S. Treasury Note Futures, American Style	113.00	06/20/08	11	(14)
10 Year U.S. Treasury Note Futures, American Style	113.50	06/20/08	14	(22)
(Premiums received of $27.)				(44)

Payer Options Written on Interest Rate Swaps *
COUNTERPARTY	EXERCISE RATE (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.90% semi-annually***	07/15/08	07/17/13	3,145	(62)
Deutsche Bank AG, London	8.20% quarterly****	07/21/08	07/22/09	AUD 26,400	(13)
Royal Bank of Scotland	3.83% semi-annually***	06/12/08	06/16/13	3,868	(69)
(Premiums received of $100.)					(144)

* European Style
** The Fund would pay/receive a floating rate based on 3 month LIBOR, if exercised.
*** The Fund would receive a floating rate based on 3 month LIBOR, if exercised.
**** The Fund would receive a floating rate based on 3 month AUD-BBR-BBSW, if exercised.

Interest Rate Swaps

	Rate Type (r)
Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	1,230	(94)
Barclays Bank plc	Inflation-linked to GBP LIBOR annually	3.54% annually	10/04/32	GBP 290	(30)
Barclays Bank plc	Inflation-linked to GBP LIBOR annually	3.48% annually	01/07/33	GBP 340	(39)
BNP Paribas	3 month CAD-BA-CDOR semi-annually	3.85% semi-annually	01/26/11	CAD 3,290	(1)
BNP Paribas	3 month CAD-BA-CDOR semi-annually	3.85% semi-annually	01/30/11	CAD 2,400	(2)
BNP Paribas	3 month CAD-BA-CDOR semi-annually	4.39% semi-annually	01/11/12	CAD 1,500	5
BNP Paribas	4.25% semi-annually	3 month CAD-BA-CDOR semi-annually	01/26/14	CAD 1,400	(6)
BNP Paribas	4.22% semi-annually	3 month CAD-BA-CDOR semi-annually	01/30/14	CAD 1,030	(3)
BNP Paribas	3 month CAD-BA-CDOR semi-annually	4.28% semi-annually	02/13/14	CAD 800	8
BNP Paribas	4.55% semi-annually	3 month CAD-BA-CDOR semi-annually	01/11/15	CAD 1,280	(11)
BNP Paribas	2.47% monthly	EURIBOR monthly	05/23/18	EUR 540	8
BNP Paribas	4.68% semi-annually	3 month CAD-BA-CDOR semi-annually	02/13/19	CAD 450	(15)
BNP Paribas	3 month CAD-BA-CDOR semi-annually	4.76% semi-annually	01/11/20	CAD 360	4
Citibank, N.A.	0.83% at expiration	3 month TIBOR quarterly	06/16/10	JPY 997,700	56
Credit Suisse International	4.91% semi-annually	3 month LIBOR quarterly	05/19/38	375	9
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	11/07/10	2,505	(9)
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	04/30/13	1,760	(47)
Deutsche Bank AG, New York	4.25% semi-annually	3 month LIBOR quarterly	04/30/18	972	31
Deutsche Bank AG, New York	4.61% semi-annually	3 month LIBOR quarterly	11/07/18	595	9
Deutsche Bank AG, New York	Inflation-linked to AUD-BBR-BBSW annually	3.14% annually	08/11/21	AUD 450	(38)
Goldman Sachs Capital Management	9.82% quarterly	3 month JIBAR quarterly	11/28/12	ZAR 5,100	41
Goldman Sachs Capital Management	9.90% quarterly	3 month JIBAR quarterly	12/04/12	ZAR 16,990	139
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	1,100	(30)
Merrill Lynch Capital Services	3 month CAD-BA-CDOR semi-annually	3.53% semi-annually	02/19/10	CAD 4,920	16
Merrill Lynch Capital Services	3 month CAD-BA-CDOR semi-annually	3.69% semi-annually	01/23/11	CAD 3,260	(3)
Merrill Lynch Capital Services	3.78% semi-annually	3 month CAD-BA-CDOR semi-annually	06/15/12	CAD 2,030	(1)
Merrill Lynch Capital Services	4.04% semi-annually	3 month CAD-BA-CDOR semi-annually	02/19/13	CAD 2,090	(19)
Merrill Lynch Capital Services	4.11% semi-annually	3 month CAD-BA-CDOR semi-annually	01/23/14	CAD 1,380	(1)
Morgan Stanley Capital Services	6 month GBP LIBOR semi-annually	4.91% semi-annually	06/18/10	GBP 2,330	(91)
Morgan Stanley Capital Services	9.65% quarterly	3 month JIBAR quarterly	11/21/12	ZAR 5,130	45
Morgan Stanley Capital Services	4.94% semi-annually	6 month GBP LIBOR semi-annually	06/18/18	GBP 560	41
Royal Bank of Scotland	4.80% annually	6 month NIBOR semi-annually	03/22/12	NOK 11,820	3
Royal Bank of Scotland	3 month STIBOR quarterly	4.31% annually	03/22/12	SEK 13,360	(2)
					(27)

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value
CDX.EM.8	Lehman Brothers Special Financing [1]	Buy	1.75% semi-annually	12/20/12	370	1
CDX.EM.8	Lehman Brothers Special Financing [2]	Buy	1.75% semi-annually	12/20/12	190	1
CDX.EM.8	Lehman Brothers Special Financing [3]	Buy	1.75% semi-annually	12/20/12	300	1
CDX.EM.9	Barclays Bank plc [4]	Buy	2.65% semi-annually	06/20/13	40	(1)
CDX.EM.9	Barclays Bank plc [5]	Buy	2.65% semi-annually	06/20/13	390	(10)
CDX.EM.9	Citibank, N.A. [6]	Buy	2.65% semi-annually	06/20/13	130	(4)
CDX.EM.9	Deutsche Bank AG, New York [7]	Buy	2.65% semi-annually	06/20/13	150	(4)
CDX.EM.9	HSBC Bank, N.A. [8]	Buy	2.65% semi-annually	06/20/13	70	(2)
CDX.EM.9	Lehman Brothers Special Financing [9]	Buy	2.65% semi-annually	06/20/13	290	(8)
CDX.EM.9	Merrill Lynch Capital Services [10]	Buy	2.65% semi-annually	06/20/13	170	(5)
CDX.EM.9	Merrill Lynch International [11]	Buy	2.65% semi-annually	06/20/13	120	(3)
CDX.NA.IG.10	Goldman Sachs Capital Management [12]	Buy	1.55% quarterly	06/20/13	3,000	(75)
CDX.NA.IG.9	Goldman Sachs Capital Management [13]	Buy	0.60% quarterly	12/20/12	2,500	45
CDX.NA.IG.9	Goldman Sachs Capital Management [14]	Buy	0.60% quarterly	12/20/12	2,500	45
CDX.NA.IG.9	Lehman Brothers Special Financing [15]	Buy	0.60% quarterly	12/20/12	3,000	54
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [16]	Sell	3.50% quarterly	06/20/13	750	38
Kazkommertzbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Sell	1.75% semi-annually	08/20/08	300	(2)
Kazkommertzbank International BV, 7.88%, 04/07/14	Merrill Lynch Capital Services	Buy	3.00% semi-annually	08/20/12	60	6
Petroleos De Venezuela, 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	3.98% semi-annually	10/20/12	160	(13)
Petroleos De Venezuela, 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	2.65% semi-annually	05/20/12	220	(23)
Petroleos De Venezuela, 5.50%, 04/12/37	Barclays Bank plc	Sell	3.97% semi-annually	10/20/12	310	(26)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12	170	(6)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.55% semi-annually	03/20/12	320	(11)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.54% semi-annually	03/20/12	310	(11)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12	130	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.68% semi-annually	08/20/12	30	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.66% semi-annually	08/20/12	260	(10)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.71% semi-annually	08/20/12	120	(4)
Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.45% semi-annually	07/20/12	50	1
Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.46% semi-annually	07/20/12	340	8
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	2.39% semi-annually	08/20/12	130	(2)
Republic of Turkey, 11.88%, 01/15/30	Merrill Lynch Capital Services	Buy	1.94% semi-annually	08/20/12	130	1
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	610	(2)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	60	-	(h)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	610	-	(h)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	60	-	(h)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	0.77% semi-annually	10/20/10	1,000	(7)
Russian Federation, 7.50%, 03/31/30	Lehman Brothers Special Financing	Sell	0.54% semi-annually	03/18/11	960	(2)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.53% semi-annually	12/20/11	700	(4)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	560	(5)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	590	(5)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Sell	0.87% semi-annually	09/20/12	570	2
United Mexican States, 8.30%, 08/15/31	Lehman Brothers Special Financing	Buy	0.53% semi-annually	03/18/11	960	(2)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Merrill Lynch Capital Services	Sell	0.64% semi-annually	05/20/12	140	(7)
						(56)
[1] Premiums paid of $12.
[2] Premiums paid of $4.
[3] Premiums paid of $5.
[4] Premiums received of $-(h).
[5] Premiums received of $28.
[6] Premiums received of $-(h).
[7] Premiums received of $1.
[8] Premiums received of $-(h).
[9] Premiums received of $1.
[10] Premiums received of $-(h).
[11] Premiums received of $-(h).

[12] Premiums received of $69.
[13] Premiums paid of $137.
[14] Premiums paid of $110.
[15] Premiums paid of $147.
[16] Premiums paid of $32.

Price Lock Swaps
				Notional
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount	Value
Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	105.84	06/10/08	1,230	(34)
BNP Paribas (a)	U.S. Treasury Note, 4.75%, 08/15/17	106.26	06/26/08	540	6
BNP Paribas (b)	U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17	110.33	06/26/08	490	(4)
Credit Suisse International (b)	U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/26	96.86	06/27/08	6,900	93
Credit Suisse International (b)	U.S. Treasury Inflation Indexed Bond, 3.88%, 04/15/29	126.81	06/27/08	5,405	98
Credit Suisse International (b)	FHLB, 5.38%, 05/18/16	106.11	08/15/08	1,080	(11)
Credit Suisse International (b)	U.S. Treasury Bond, 4.38%, 02/15/38	95.61	08/18/08	383	(5)
					143

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at expiration.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at expiration.

ABBREVIATIONS AND DEFINITIONS:
AUD	Australian Dollar
AUD-BBR-BBSW	Australia Bill Bank Rate
CAD	Canadian Dollar
CAD-BA-CDOR	Canadian Bank Bill Overnight Rate
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
ISK	Iceland Krona
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REMICS	Real Estate Mortgage Investment Conduits
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIBOR	Tokyo Interbank Offered Rate
TRY	New Turkish Lira
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
ZAR	South African Rand

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,882
Aggregate gross unrealized depreciation	(1,223)
Net unrealized appreciation/depreciation	1,659

Federal income tax cost of investments	91,322

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Real Return Fund
Level 1	$ 5,241	$ (89)	$ 607	$ (1,144)
Level 2	87,740	(2,849)	654	(942)
Level 3	-	-	-	-
Total	$ 92,981	$ (2,938)	$ $ 1,261	$ (2,086)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Short Term Bond Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

	Principal Amount	Security Description	Value

Long-Term Investments — 100.4%

Asset-Backed Securities — 22.6%
	221	American Express Credit Account Master Trust,
		Series 2004-C, Class C, FRN, 3.01%, 02/15/12 (e) (m)	215
	155	AmeriCredit Automobile Receivables Trust,
		Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	155
		Bank of America Credit Card Trust,
	3,500	Series 2006-C4, Class C4, FRN, 2.74%, 11/15/11 (m)	3,400
		Capital One Auto Finance Trust,
	2,766	Series 2006-B, Class A3A, 5.45%, 02/15/11 (m)	2,772
	8,335	Series 2006-C, Class A3A, 5.07%, 07/15/11 (m)	8,157
	13,750	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	13,392
	5,600	Citibank Credit Card Issuance Trust,
		Series 2006-C4, Class C4, FRN, 2.92%, 01/09/12 (m)	5,345
		Citigroup Mortgage Loan Trust Inc,
	5,650	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,470
	10,250	Series 2006-WFH2, Class A2A, FRN, 2.54%, 08/25/36 (m)	9,528
		Countrywide Asset-Backed Certificates,
	2,778	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	2,663
	3,582	Series 2006-3, Class 2A2, FRN, 2.57%, 06/25/36 (m)	3,419
	9,000	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	8,890
	5,336	First Franklin Mortgage Loan Asset Backed Certificates,
		Series 2006-FF4, Class A2, FRN, 2.58%, 03/25/36 (m)	5,050
	12,000	Ford Credit Auto Owner Trust,
		Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	12,124
	9,000	GSAA Trust,
		Series 2006-11, Class 2A2, FRN, 2.55%, 07/25/36 (m)	4,118
	2,100	Helios Finance LP (Cayman Islands),
		Series 20007-S1, Class B1, FRN, 3.18%, 10/20/14 (e) (i)	1,560
	6,550	Home Equity Asset Trust,
		Series 2006-3, Class 2A3, FRN, 2.57%, 07/25/36 (m)	6,057
		Household Automotive Trust,
	6,003	Series 2006-2, Class A3, 5.61%, 08/17/11 (m)	6,078
	5,776	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	5,809
	8,650	HSI Asset Securitization Corp. Trust,
		Series 2006-OPT2, Class 2A3, FRN, 2.58%, 01/25/36 (m)	7,295
	7,100	Hyundai Auto Receivables Trust,
		Series 2006-B, Class A3, 5.11%, 04/15/11 (m)	7,161
		K2 (USA) LLC,
	7,500	5.61%, 02/15/10 (f) (i) (s) (v)	-
	1,000	5.62%, 02/15/10 (f) (i) (s) (v)	-
	9,446	5.81%, 02/15/09 (f) (i) (s) (v)	-
	16,200	Links Finance LLC,
		FRN, 3.05%, 09/15/08 (f) (i) (s) (v)	-
		Long Beach Mortgage Loan Trust,
	4,000	Series 2004-3, Class M1, FRN, 2.96%, 07/25/34 (m)	3,185
	8,850	Series 2006-2, Class 2A3, FRN, 2.58%, 03/25/36	5,604

	4,500	Series 2006-8, Class 2A3, FRN, 2.55%, 09/25/36	2,697
	7,250	MASTR Asset Backed Securities Trust,
		Series 2006-NC1, Class A3, FRN, 2.58%, 01/25/36	6,665
	4,300	Merrill Lynch Mortgage Investors, Inc.,
		Series 2006-WMC1, Class A2C, FRN, 2.59%, 01/25/37	4,137
	685	New Century Home Equity Loan Trust,
		Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	679
	3,742	Residential Asset Mortgage Products, Inc.,
		Series 2006-EFC1, Class A2, FRN, 3.09%, 02/25/36	3,432
	8,000	Residential Asset Securities Corp.,
		Series 2006-KS2, Class A3, FRN, 2.58%, 03/25/36	7,307
	5,038	Securitized Asset Backed Receivables LLC Trust,
		Series 2006-WM1, Class A2B, FRN, 2.57%, 12/25/35	4,942
		Sigma Finance Corp. (Cayman Islands),
	1,600	FRN, 2.70%, 09/15/08 (e) (f) (i) (s)	1,280
	11,900	FRN, 2.95%, 08/15/11 (f) (i) (s)	7,259
	6,285	Triad Auto Receivables Owner Trust,
		Series 2006-C, Class A3, 5.26%, 11/14/11	6,223
	11,500	Wachovia Auto Loan Owner Trust,
		Series 2006-1, Class A4, 5.08%, 04/20/12 (e)	11,491
		Total Asset Backed Securities
		(Cost $239,814)	183,559

Collateralized Mortgage Obligations — 7.8%

Agency CMO — 2.7%
		Federal Home Loan Mortgage Corp., REMICS,
	6,346	Series 2564, Class LS, IF, IO, 5.14%, 01/15/17 (m)	427
	1,467	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	5
	3,528	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	273
	1,706	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	17
	630	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	12
	18,330	Series 2791, Class SI, IF, IO, 4.64%, 12/15/31 (m)	1,635
	7,714	Series 2813, Class SB, IF, IO, 4.54%, 02/15/34 (m)	738
	8,185	Series 2814, Class S, IF, IO, 4.59%, 10/15/30 (m)	481
	6,073	Series 2852, Class IO, IO, 5.00%, 11/15/25 (m)	360
	6,742	Series 2894, Class S, IF, IO, 4.69%, 03/15/31 (m)	644
	6,359	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	327
	15,393	Series 3126, Class BS, IF, IO, 4.69%, 02/15/36 (m)	1,659
		Federal National Mortgage Association, REMICS
	1,661	Series 2003-3, Class HS, IF, IO, 5.26%, 09/25/16 (m)	105
	8,991	Series 2004-61, Class TS, IF, IO, 4.71%, 10/25/31 (m)	590
	2,689	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	138
	8,180	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	8,370
	2,898	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	2,967
	31,357	Series 2007-55, Class S, IO, 4.37%, 06/25/37 (m)	2,426
		Government National Mortgage Association,
	13,982	Series 2003-85, Class CS, IF, IO, 4.72%, 02/20/24 (m)	539
	75	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	-(h)
	4,147	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	50
			21,763

Non-Agency CMO — 5.1%
	2,691	Banc of America Alternative Loan Trust,
		Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,559
	4,105	Banc of America Funding Corp.,
		Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	3,791
	1,613	Citicorp Mortgage Securities, Inc.,
		Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,592
	13,081	Countrywide Alternative Loan Trust,
		Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	11,611
	6,898	Countrywide Home Loan Mortgage Pass Through Trust,
		Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	6,667
	3,914	First Horizon Asset Securities, Inc.,
		Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	3,760
	5,115	Residential Funding Mortgage Securities I,
		Series 2005-S7, Class A5, 5.50%, 11/25/35	5,034
	2,826	Structured Adjustable Rate Mortgage Loan Trust,
		Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	2,808
		Wells Fargo Mortgage Backed Securities Trust,
	2,063	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	2,043
	1,264	Series 2004-F, Class A8, FRN, 4.72%, 06/25/34	1,267
			41,132
		Total Collateralized Mortgage Obligations
		(Cost $62,654)	62,895

Commercial Mortgage-Backed Securities — 10.3%
	1,959	Banc of America Commercial Mortgage, Inc.,
		Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,949
		CS First Boston Mortgage Securities Corp.,
	7,650	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	7,931
	11,500	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	11,855
	4,800	Series 2002-CKN2, Class A3, 6.13%, 04/15/37 (m)	4,953
	6,200	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,178
		Greenwich Capital Commercial Funding Corp.,
	3,872	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	3,823
	4,100	Series 2005-GG3, Class A2, 4.31%, 08/10/42 (m)	4,073
	11,850	GS Mortgage Securities Corp. II,
		Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	11,852
		LB-UBS Commercial Mortgage Trust,
	320	Series 2003-C1, Class A2, 3.32%, 03/15/27	319
	5,141	Series 2003-C5, Class A2, 3.48%, 07/15/27	5,132
	2,300	Series 2004-C2, Class A2, 3.25%, 03/15/29	2,283
	11,800	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	11,699
	2,480	Morgan Stanley Capital I,
		Series 1998-HF2, Class A2, VAR, 6.48%,11/15/30	2,478
	8,872	Wachovia Bank Commercial Mortgage Trust,
		Series 2005-C17, Class A2, 4.78%, 03/15/42	8,861

		Total Commercial Mortgage-Backed Securities
		(Cost $83,251)	83,386

Corporate Bonds — 29.5%

Auto Components — 0.2%
	1,492	Tenneco, Inc.,
		10.25%, 07/15/13	1,567

Automobiles — 0.4%
	3,000	DaimlerFinance North America LLC,
		5.75%, 05/18/09 (m)	3,035

Beverages — 0.6%
	4,750	Coca-Cola Enterprises, Inc.,
		4.25%, 09/15/10 (m)	4,756

Capital Markets — 2.0%
	9,350	Goldman Sachs Capital II,
		5.79%, 06/01/12 (m) (x)	7,025
	3,050	Goldman Sachs Group, Inc.,
		5.30%, 02/14/12 (m)	3,060
	2,500	Lehman Brothers Holdings Capital Trust V,
		5.86%, 05/01/12 (x)	1,788
	4,000	Lehman Brothers Holdings, Inc.,
		7.88%, 08/15/10	4,135
			16,008

Chemicals — 1.0%
	4,000	Huntsman LLC,
		11.50%, 07/15/12 (m)	4,250
	3,860	Nalco Co.,
		7.75%, 11/15/11	3,937
			8,187

Commercial Banks — 10.5%
	6,900	BAC Capital Trust XIV,
		5.63%, 03/15/12 (x)	5,602
	3,350	Citibank Korea, Inc. (South Korea),
		4.68%, 06/18/13	3,352
	11,900	Commonwealth Bank of Australia (Australia),
		8.50%, 06/01/10 (m)	12,867
	8,100	DBS Bank Ltd. (Singapore),
		VAR, 5.12%, 05/16/17 (e) (m)	7,377
	2,050	Deutsche Bank Capital Funding Trust I,
		7.87%, 06/30/09 (e) (m) (x)	2,067
	1,700	Hana Bank (South Korea),
		4.13%, 03/11/09	1,681
	2,000	KBC Bank Funding Trust III,
		9.86%, 11/02/09 (e) (m) (x)	2,116
	9,000	Mellon Capital IV,
		6.24%, 06/20/12 (x)	7,414
	4,396	Mizuho JGB Investment LLC,
		9.87%, 06/30/08 (e) (m) (x)	4,400
	13,250	Mizuho Preferred Capital Co. LLC,
		8.79%, 07/07/08 (e) (m) (x)	13,270
	10,540	Natexis Ambs Co. LLC,

		8.44%, 07/07/08 (e) (x)	10,572
	1,000	SunTrust Preferred Capital I,
		5.85%, 12/15/11 (x)	760
	2,000	Unicredito Italiano Capital Trust II,
		9.20%, 10/05/10 (e) (x)	2,056
	3,100	VTB Capital S.A. for Vneshtorgbank (Russia),
		FRN, 3.38%, 08/01/08 (e) (m)	3,084
	9,100	Wachovia Capital Trust III,
		5.80%, 03/15/11 (x)	6,961
	1,430	Woori Bank (South Korea),
		VAR, 5.75%, 03/13/14 (e)	1,429
			85,008

Commercial Services & Supplies — 1.2%
	5,900	Allied Waste North America,
		6.50%, 11/15/10 (m)	5,951
	3,980	Corrections Corp. of America,
		7.50%, 05/01/11 (m)	4,010
			9,961

Consumer Finance — 0.9%
	4,000	Ford Motor Credit Co.,
		7.38%, 10/28/09 (m)	3,896
	3,350	GMAC LLC,
		5.85%, 01/14/09 (m)	3,291
			7,187

Diversified Financial Services — 1.4%
	5,100	Premium Asset Trust,
		4.13%, 03/12/09 (e) (i)	2,346
	1,700	Tokai Preferred Capital Co. LLC,
		9.98%, 06/30/08 (e) (x)	1,702
	7,950	ZFS Finance USA Trust I,
		VAR, 5.87%, 05/09/62 (e)	7,232
			11,280

Diversified Telecommunication Services — 1.7%
	5,600	Deutsche Telekom International Finance BV (Netherlands),
		8.00%, 06/15/10 (m)	5,953
	500	Qwest Communications International, Inc.,
		FRN, 6.18%, 02/15/09	495
	2,500	Qwest Corp.,
		7.88%, 09/01/11	2,544
	4,650	Telefonica Emisones SAU (Spain),
		5.98%, 06/20/11	4,705
			13,697

Electric Utilities — 1.6%
	3,000	Alabama Power Capital Trust V,	3,034
		VAR, 5.50%, 10/01/42 (m)
		Appalachian Power Co.,
	1,450	5.55%, 04/01/11 (m)	1,456
	3,550	5.65%, 08/15/12 (m)	3,549
	5,100	MidAmerican Energy Co.,
		5.65%, 07/15/12	5,240

			13,279

Food & Staples Retailing — 0.6%
	4,800	CVS/Caremark Corp.,
		4.00%, 09/15/09 (m)	4,778

Food Products — 0.3%
	2,400	Dean Holdings Co.,
		6.63%, 05/15/09 (m)	2,391

Hotels, Restaurants & Leisure — 0.5%
	4,015	MGM Mirage, Inc.,
		6.00%, 10/01/09	3,990

Independent Power Producers & Energy Traders — 0.5%
	4,383	AES Corp. (The),
		9.50%, 06/01/09 (m)	4,525

Insurance — 0.6%
	4,378	Allstate Corp. (The),
		7.20%, 12/01/09 (m)	4,553
	1,600	Two-Rock Pass Through Trust (Bermuda),
		3.66%, 02/11/10 (e) (i) (x)	108
			4,661

Media — 1.7%
	3,200	Comcast Cable Communications, Inc.,
		6.75%, 01/30/11 (m)	3,306
	4,350	Echostar DBS Corp.,
		5.75%, 10/01/08 (m)	4,350
	6,350	Time Warner, Inc.,
		5.50%, 11/15/11	6,281
			13,937

Metals & Mining — 0.5%
	4,300	Xstrata Finance Dubai Ltd. (United Arab Emirates),
		FRN, 3.04%, 11/13/09 (e)	4,192

Multi-Utilities — 0.2%
	2,000	Dominion Resources, Inc.,
		VAR, 6.30%, 09/30/66 (m)	1,839

Oil, Gas & Consumable Fuels — 2.6%
	1,750	El Paso Corp.,
		7.75%, 06/15/10 (m)	1,797
	11,045	Qatar Petroleum (Qatar),
		5.58%, 05/30/11 (e)	11,318
	3,600	Valero Energy Corp
		3.50%, 04/01/09 (m)	3,591
	4,200	XTO Energy, Inc.,
		5.90%, 08/01/12	4,287
			20,993

Thrifts & Mortgage Finance — 0.5%
	4,000	Washington Mutual Bank,

		FRN, 2.96%, 05/01/09 (m)	3,851

		Total Corporate Bonds
		(Cost $254,696)	239,122

Foreign Government Security — 0.4%
	3,170	National Agricultural Cooperative Federation (South Korea),
		VAR, 5.75%, 06/18/14
		(Cost $3,289)	3,159

Mortgage Pass-Through Security — 3.1%
	25,850	Federal National Mortgage Association,
		30 Year, Single Family,
		TBA, 5.00%, 06/25/38
		(Cost $25,245)	24,969

U.S. Treasury Obligations — 26.7%
	6,490	U.S. Treasury Inflation Indexed Bonds,
		2.71%, 07/15/17	7,113
		U.S. Treasury Notes,
	63,000	1.75%, 03/31/10 (m)	62,050
	109,150	4.00%, 04/15/10 (m)	111,921
	33,600	4.75%, 03/31/11 (m)	35,304
		Total U.S. Treasury Obligations
		(Cost $215,369)	216,388

		Total Long-Term Investments
		(Cost $884,318)	813,478
	Number of Contracts

Options Purchased — 0.3%

	Call Options Purchased — 0.0% (g)
	126	90 Day Eurodollar Future, Expiring 09/15/08 @ $97.25, American Style	48
	118	90 Day Eurodollar Future, Expiring 12/15/08 @ $97.50, American Style	28
		Total Call Options Purchased	76
	Notional Amount

	Interest Rate Caps & Floors — 0.1%
	80,550	Fund receives quarterly the excess of floating 3 month LIBOR
		above expiring 3.50%, expiring 06/18/09. Counterparty: Royal
		Bank of Scotland	95
	80,550	Fund receives quarterly the excess of 3.50% above floating 3
		month LIBOR, expiring 06/18/09. Counterparty: Royal Bank of
		Scotland	503
		Total Interest Rate Caps & Floors	598

	Receiver/Payer Straddles on Interest Rate Swaps — 0.2%
	8,502	Expiring 04/02/09. If exercised the Fund pays/receives semi-annually 4.53% and
		receives/pays quarterly floating 3 month LIBOR expiring 04/06/19, European Style.
		Counterparty: BNP Paribas (r)	611
	9,976	Expiring 04/16/09. If excercised the Fund pays/receives semi-annually 4.74% and
		receives/pays quarterly floating 3 month LIBOR expiring 04/20/19, European Style.

		Counterparty: Royal Bank of Scotland (r)	690
	8,830	Expiring 04/28/09. If excercised the Fund pays/receives semi-annually 4.73% and
		receives/pays quarterly floating 3 month LIBOR expiring 04/30/19, European Style.
		Counterparty: Deutsche Bank AG, New York (r)	618
		Total Receiver/Payer Straddles on Interest Rate Swaps	1,919
	Number of Contracts

	Put Options Purchased — 0.0% (g)
	43	5 Year U.S. Treasury Note Future, Expiring 06/20/08 @ $110.50, American Style	43
	43	5 Year U.S. Treasury Note Future, Expiring 06/20/08 @ $111.00, American Style	58

	Notional Amount
	Payer Options Purchased on Interest Rate Swaps:
	8,840	Expiring 06/12/08. If exercised the Fund pays semi-annually 5.13% and receives
		quarterly floating 3 month LIBOR expiring 06/16/38, European Style. Counterparty:
		Royal Bank of Scotland (r)	94
	7,961	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives
		quarterly floating 3 month LIBOR expiring 07/17/38, European Style. Counterparty:
		Barclays Bank plc (r)	153
		Total Put Options Purchased	348
		Total Options Purchased
		(Cost $3,433)	2,941

	Shares

Short-Term Investments — 2.9%

Investment Company — 2.0%
	16,388	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
		(Cost $16,388 )	16,388
	Principal Amount

U.S. Treasury Obligation — 0.9%
	7,180	U.S. Treasury Bill
		1.33%, 06/19/08 (k) (m) (n)	7,174
		(Cost $7,175)
		Total Short-Term Investments
		(Cost $23,563)	23,562

Total Investments — 103.6%
(Cost $911,314)			839,981

Liabilities in Excess of Other Assets — (3.6)%			(29,498)

NET ASSETS — 100.0%			810,483

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
122	90 Day LIFFE	June, 2008	28,450	(52)
240	Euro-Bobl	June, 2008	39,918	(876)
65	Euro-Bund	June, 2008	11,318	5
38	30 Day Federal Funds	August, 2008	15,514	(23)
563	2 Year U.S. Treasury Note	September, 2008	118,582	(179)
322	10 Year U.S. Treasury Note	September, 2008	36,195	(157)
68	30 Day Federal Funds	September, 2008	27,755	(21)
1	Eurodollar	September, 2008	243	-(h)
63	30 Day Federal Funds	November, 2008	25,688	(11)
548	Eurodollar	December, 2008	132,739	(54)
35	Eurodollar	March, 2009	8,459	(27)
657	90 Day Sterling	June, 2009	153,165	(446)
68	Eurodollar	June, 2009	16,392	(63)
20	Eurodollar	September, 2009	4,810	(66)
20	Eurodollar	December, 2009	4,799	(69)
	Short Futures Outstanding
(22)	10 Year Swap	June, 2008	(2,425)	32
(47)	Eurodollar	June, 2008	(11,432)	33
(79)	30 Day Federal Funds	July, 2008	(32,260)	45
(1,252)	5 Year U.S. Treasury Note	September, 2008	(137,642)	843
(2)	10 Year Swap	September, 2008	(219)	(1)
(233)	10 Year U.S. Treasury Note	September, 2008	(26,190)	102
(29)	Eurodollar	September, 2008	(7,044)	(36)
(71)	U.K. Treasury Gilt	September, 2008	(14,882)	61
(79)	Euro EURIBOR	December, 2008	(29,194)	1
(29)	Eurodollar	December, 2008	(7,025)	(15)
(29)	Eurodollar	March, 2009	(7,009)	(27)
(29)	Eurodollar	June, 2009	(6,991)	101
(68)	Eurodollar	June, 2010	(16,262)	85
				(815)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
25,850	FNMA, 30 Year, Single Family, TBA, 5.00%, 06/25/38	(24,913)
	(Proceeds received of $24,937.)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

90 Day Eurodollar Futures, American Style		97.50	09/15/08	8	(1)
90 Day Eurodollar Futures, American Style		97.75	09/15/08	126	(9)
90 Day Eurodollar Futures, American Style		98.00	09/15/08	110	(4)
90 Day Eurodollar Futures, American Style		98.00	12/15/08	236	(22)
1 Year Mid-Curve Eurodollar Futures, American Style		95.75	07/11/08	126	(32)
10 Year U.S. Treasury Note Futures, American Style		115.50	06/20/08	107	(12)
10 Year U.S. Treasury Note Futures, American Style		113.00	06/20/08	53	(65)
					(145)
(Premiums received of $375.)

Receiver/Payer Straddles on Interest Rate Swaps*
		OPTION	SWAP
COUNTERPARTY	EXERCISE RATE ** (r)	EXPIRATION DATE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Deutsche Bank AG, New York	4.53% semi-annually	07/28/08	07/30/18	10,774	(394)
Goldman Sachs Capital Management	4.30% semi-annually	07/07/08	07/09/18	8,502	(331)
Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	66,453	(351)
					(1,076)
(Premiums received of $1,261.)

Payer Options Written on Interest Rate Swaps*
COUNTERPARTY	EXERCISE RATE *** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Barclays Bank plc	3.90% semi-annually	07/15/08	07/17/13	21,795	(430)
Royal Bank of Scotland	3.83% semi-annually	06/12/08	06/16/13	23,263	(415)
					(845)
(Premiums received of $520.)

* European Style
** The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
***The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

Interest Rate Swaps		RATE TYPE (r)
SWAP COUNTERPARTY		PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Deutsche Bank AG, New York		3 month LIBOR quarterly	3.57% semi-annually	11/07/10	11,505	(42)
Deutsche Bank AG, New York		4.61% semi-annually	3 month LIBOR quarterly	11/07/18	2,715	41
Union Bank of Switzerland AG		5.23% semi-annually	3 month LIBOR quarterly	06/22/17	1,510	(98)
Union Bank of Switzerland AG		5.69% semi-annually	3 month LIBOR quarterly	06/22/17	2,885	(290)
						(389)

Credit Default Swaps
REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Banca Italease S.p.A, 5.16%, 02/08/12	Deutsche Bank AG, New York	Sell	0.85% quarterly	06/20/08	18,600	(9)
CDX.NA.IG.9	Goldman Sachs Capital Management [1]	Buy	0.60% quarterly	12/20/12	11,100	201
CDX.NA.IG.10	Goldman Sachs Capital Management [2]	Buy	1.55% quarterly	06/20/13	32,300	(810)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [3]	Sell	3.50% quarterly	06/20/13	8,100	407
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	5.00% quarterly	09/20/08	9,150	8
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	0.03% quarterly	06/20/08	51,600	(3)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	0.20% quarterly	06/20/08	12,600	4
Ispat Inland ULC, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	0.17% quarterly	06/20/08	9,400	-(h)
ITRX.EUR.9.1	Deutsche Bank AG, New York [4]	Buy	1.65% quarterly	06/20/13	EUR 17,600	(1,082)
ITRX.EUR.SRF.8.1	Deutsche Bank AG, New York [5]	Buy	0.45% quarterly	12/20/12	EUR 10,240	67
ITRX.EUR.SRF.9.1	Deutsche Bank AG, New York [6]	Buy	1.65% quarterly	06/20/13	EUR 10,135	(763)
						(1,980)

[1] Premiums received of $160.
[2] Premiums received of $742.
[3] Premiums paid of $345.
[4] Premiums received of $1,112.
[5] Premiums paid of $671.
[6] Premiums received of $134.

Price Lock Swaps
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America (b)	Northern Rock plc, 5.63%, 06/22/17	105.11	06/19/08	4,395	(296)
BNP Paribas (a)	U.S. Treasury Note, 4.38%, 08/15/12	105.47	06/09/08	43,100	412
Credit Suisse International (b)	U.S. Treasury Note, 3.13%, 11/30/09	101.45	06/02/08	279,850	(1,437)
					(1,321)
(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at expiration.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at expiration.

ABBREVIATIONS AND DEFINITIONS

EURIBOR	Euro Interbank Offered Rate
EUR	Euro
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2008.
TBA	To Be Announced
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $8,500,000 which amounts to 1.0% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security's maturity date to make any missed payments.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2008

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	8,579
Aggregate gross unrealized depreciation	(79,912)
Net unrealized appreciation/depreciation	(71,333)

Federal income tax cost of investments	911,314

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMorgan Short Term Bond Fund
Level 1	$ 16,565	$ (145)	$ 1,308	$ (2,123)
Level 2	814,877	(26,834)	1,062	(3,620)
Level 3	8,539	-	-	-
Total	$ 839,981	$ (26,979)	$ 2,370	$ (5,743)

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

			Investments in Securities	Other Financial Instruments*
JPMorgan Short Term Bond Fund
Balance as of 2/29/08			$ 19,202	$ -
Realized gain (loss)			-	-
Change in unrealized appreciation (depreciation)			5,539	-
Net purchases (sales)			(16,202)	-
Net transfers in (out) of Level 3			-	-
Balance as of 05/31/08			$ 8,539	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Strategic Income Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long-Term Investments — 104.3%

Asset-Backed Securities — 4.2%
54	Carmax Auto Owner Trust,
	Series 2006-2, Class A3, 5.15%, 02/15/11 (m)	55
125	Citibank Credit Card Issuance Trust,
	Series 2006-C4, Class C4, FRN, 2.92%, 01/09/12 (m)	119
250	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-WFH2, Class A2A, FRN, 2.54%, 08/25/36 (m)	232
59	Countrywide Asset-Backed Certificates,
	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	47
55	Lehman XS Trust,
	Series 2006-12N, Class A1A1, FRN, 2.47%, 08/25/46 (m)	53
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, FRN, 2.71%, 07/25/33 (m)	6
2	Series 2003-5, Class A2, FRN, 2.71%, 08/25/33 (m)	2
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, FRN, 2.89%, 07/25/32 (m)	1
1	Series 2003-KS5, Class AIIB, FRN, 2.97%, 07/25/33 (m)	1
2	Wachovia Asset Securitization, Inc.,
	Series 2002-HE2, Class A, FRN, 2.82%, 12/25/32	2
	Total Asset Backed Securities
	(Cost $555)	518

Collateralized Mortgage Obligations — 8.6%

Agency CMO — 2.1%
49	Federal Home Loan Mortgage Corp., REMICS,
	Series 2931, Class GA , 5.00%, 11/15/28 (m)	50
	Federal National Mortgage Association, REMICS,
31	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	32
35	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	36
29	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	30
35	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	35
35	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	35
38	Federal National Mortgage Association Whole Loan,
	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	39
		257

Non-Agency CMO — 6.5%
67	Citicorp Mortgage Securities, Inc.,
	Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	67
	Countrywide Alternative Loan Trust,
47	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	45
56	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	46
70	Credit-Based Asset Servicing and Securitization LLC,
	Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	69
1,131	CS First Boston Mortgage Securities Corp.
	Series 1997-2, Class X, IO, VAR, 0.91%, 06/25/20 (e) (m)	28
1	DLJ Mortgage Acceptance Corp.,
	Series 1997-D, Class CTFS, HB, VAR, 64.39%, 07/28/27 (e) (i)	1

183	Harborview Mortgage Loan Trust,
	Series 2006-9, Class 2A1A, FRN, 2.71%, 11/19/36 (m)	144
72	Lehman Mortgage Trust,
	Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	68
13	MASTR Alternative Loans Trust,
	Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	13
59	Residential Accredit Loans, Inc.,
	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	56
50	Residential Asset Securitization Trust,
	Series 2006-A2, Class A3, 6.00%, 01/25/46 (m)	44
172	Thornburg Mortgage Securities Trust,
	Series 2006-6, Class A1, FRN, 2.50%, 11/25/46	164
38	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (f)	30
43	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36	41
		816
	Total Collateralized Mortgage Obligations
	(Cost $1,266)	1,073

Commercial Mortgage-Backed Securities — 3.1%
25	Bear Stearns Commercial Mortgage Securities,
	Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m) (y)	24
140	CS First Boston Mortgage Securities Corp.,
	Series 2001-CK1, Class A3, 6.38%, 12/18/35 (m)	144
45	Greenwich Capital Commercial Funding Corp.,
	Series 2003-C1, Class A4, 4.11%, 07/05/35 (m)	42
60	LB-UBS Commercial Mortgage Trust,
	Series 2001-C2, Class A2, 6.65%, 11/15/27 (m)	63
94	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	Series 2006-LLFA, Class A2, FRN, 2.63%, 09/15/21 (e) (m)	88
20	Morgan Stanley Dean Witter Capital I,
	Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	20
	Total Commercial Mortgage-Backed Securities
	(Cost $383)	381

Corporate Bonds — 31.9%

Aerospace & Defense — 0.2%
25	L-3 Communications Corp.,
	5.88%, 01/15/15 (m)	24

Auto Components — 0.3%
1	Goodyear Tire & Rubber Co. (The),
	9.00%, 07/01/15 (m)	1
20	Tenneco, Inc.,
	8.63%, 11/15/14	20
15	United Components, Inc.,
	9.38%, 06/15/13	14
		35

Beverages — 0.2%
20	Dr. Pepper Snapple Group, Inc.
	6.82%, 05/01/18 (e)	20

Capital Markets — 0.7%
35	Arch Western Finance LLC,
	6.75%, 07/01/13 (m)	34
60	Lehman Brothers Holdings Capital Trust V,
	5.86%, 05/31/12 (m) (x)	43
15	LVB Acquisition Merger Sub, Inc.,
	PIK, 10.38%, 10/15/17 (e) (m)	16
		93

Chemicals — 0.6%
15	Huntsman LLC,
	11.50%, 07/15/12 (m)	16
20	Ineos Group Holdings plc (United Kingdom),
	8.50%, 02/15/16 (e) (m)	16
25	Nalco Co.,
	7.75%, 11/15/11 (m)	25
	PolyOne Corp.,
5	8.88%, 05/01/12 (e) (m)	5
15	8.88%, 05/01/12 (m)	16
		78

Commercial Banks — 5.1%
160	Barclays Bank plc (United Kingdom),
	5.93%, 12/15/16 (e) (m) (x)	137
10	Cadets Trust,
	4.80%, 07/15/13 (e) (m)	9
40	Deutsche Bank AG (Germany),
	5.38%, 10/12/12 (m)	41
100	ICICI Bank Ltd. (India),
	FRN, 3.25%, 01/12/10 (e) (m)	97
100	Royal Bank of Scotland Group plc (United Kingdom),
	6.99%, 10/05/17 (e) (m) (x)	93
250	VTB Capital S.A. for Vneshtorgbank (Russia),
	FRN, 3.38%, 08/01/08 (e) (m)	249
		626

Commercial Services & Supplies — 0.6%
25	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	23
25	Allied Waste North America, Inc.,
	7.38%, 04/15/14 (m)	25
20	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	20
15	Quebecor World Capital Corp. (Canada),
	8.75%, 03/15/16 (d) (m)	9
		77

Computers & Peripherals — 0.4%
55	Hewlett-Packard Co.,
	4.50%, 03/01/13 (m)	54

Consumer Finance — 1.8%
	Ford Motor Credit Co. LLC,
10	7.25%, 10/25/11 (m)	9
55	FRN, 4.28%, 01/15/10 (m)	51

55	GMAC LLC,
	6.88%, 08/28/12 (m)	44
125	SLM Corp.,
	FRN, 3.06%, 07/27/09 (m)	117
		221

Containers & Packaging — 0.3%
15	Crown Americas LLC/Crown Americas Capital Corp.,
	7.75%, 11/15/15 (m)	16
20	Owens-Brockway Glass Container, Inc.,
	8.25%, 05/15/13 (m)	21
5	Packaging Dynamics Finance Corp.,
	10.00%, 05/01/16 (e) (m)	3
		40

Diversified Consumer Services — 0.1%
15	Service Corp. International,
	7.38%, 10/01/14	15

Diversified Financial Services — 1.7%
30	Caterpillar Financial Services Corp.
	5.45%, 04/15/18 (m)	30
55	Goldman Sachs Capital II,
	5.79%, 06/01/12 (m) (x)	41
138	TRAINS,
	Series HY1-2006, 7.55%, 05/01/16 (e)	136
		207

Diversified Telecommunication Services — 0.9%
50	AT&T, Inc.,
	6.50%, 09/01/37 (m)	49
10	Citizens Communications Co.,
	6.25%, 01/15/13 (m)	9
10	Qwest Communications International, Inc.,
	FRN, 6.18%, 02/15/09 (m)	10
	Qwest Corp.,
5	7.50%, 10/01/14 (m)	5
10	8.88%, 03/15/12 (m)	11
10	Telecom Italia Capital S.A. (Luxembourg)
	7.72%, 06/04/38	10
20	Wind Acquisition Finance S.A. (Luxembourg),
	10.75%, 12/01/15 (e)	21
		115

Electric Utilities — 1.8%
100	Abu Dhabi National Energy Co. (United Arab Emirates),
	5.62%, 10/25/12 (e) (m)	100
125	Ohio Power Co.,
	FRN, 2.91%, 04/05/10 (m)	121
		221

Energy Equipment & Services — 0.1%
15	Transocean, Inc. (Cayman Islands),
	6.80%, 03/15/38	15

Food & Staples Retailing — 1.7%
100	CVS/Caremark Corp.,

	FRN, 3.38%, 06/01/10 (m)	98
44	CVS Pass-Through Trust,
	6.04%, 12/10/28 (e) (m)	39
25	Kroger Co. (The),
	6.40%, 08/15/17 (m)	26
25	Safeway, Inc.,
	6.35%, 08/15/17 (m)	26
15	Wal-Mart Stores, Inc.,
	6.50%, 08/15/37	15
		204

Health Care Providers & Services — 1.0%
15	Community Health Systems, Inc.,
	8.88%, 07/15/15 (m)	16
	HCA, Inc.,
35	9.25%, 11/15/16 (m)	37
40	PIK, 9.63%, 11/15/16 (m)	42
30	Tenet Healthcare Corp.,
	9.25%, 02/01/15	29
		124

Hotels, Restaurants & Leisure — 0.6%
15	McDonald's Corp.,
	6.30%, 10/15/37 (m)	15
	MGM Mirage, Inc.,
5	5.88%, 02/27/14 (m)	4
25	6.75%, 04/01/13 (m)	22
15	6.88%, 04/01/16 (m)	13
20	Vail Resorts, Inc.,
	6.75%, 02/15/14	20
		74

Household Durables — 0.7%
25	ALH Finance LLC/ALH Finance Corp.,
	8.50%, 01/15/13 (m)	23
20	Ames True Temper,
	FRN, 6.71%, 01/15/12 (m)	18
	Beazer Homes USA, Inc.,
10	6.50%, 11/15/13 (m)	8
8	6.88%, 07/15/15 (m)	6
15	Jarden Corp.,
	7.50%, 05/01/17 (m)	13
25	Sealy Mattress Co.,
	8.25%, 06/15/14	22
		90

Household Products — 0.3%
10	Spectrum Brands, Inc.,
	7.38%, 02/01/15	7
35	Visant Holding Corp.
	SUB, 12/01/13 (m)	34
		41

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The),

2	8.75%, 05/15/13 (e) (m)	2
15	8.88%, 02/15/11 (m)	16
27	NRG Energy, Inc.,
	7.38%, 02/01/16 (m)	26
		44

Insurance — 2.3%
26	Liberty Mutual Group, Inc.,
	7.50%, 08/15/36 (e) (m)	23
45	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66 (m)	42
15	Nationwide Financial Services,
	6.75%, 05/15/37 (m)	12
40	Reinsurance Group of America, Inc.,
	VAR, 6.75%, 12/15/65 (m)	34
100	Swiss RE Capital I LP (United Kingdom),
	6.85%, 05/25/16 (e) (x)	91
25	Travelers Cos, Inc., (The)
	VAR, 6.25%, 03/15/37	21
80	XL Capital Ltd. (Cayman Islands),
	6.50%, 04/15/17 (x)	56
		279

IT Services — 0.3%
35	Iron Mountain, Inc.,
	7.75%, 01/15/15 (m)	36

Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc.,
	7.00%, 03/01/14 (e)	14

Media — 2.0%
65	Charter Communications Operating LLC/Charter Communications Operating Capital,
	8.00%, 04/30/12 (e) (m)	64
30	Comcast Corp.,
	6.95%, 08/15/37 (m)	30
50	DirecTV Holdings LLC/DirecTV Financing Co.,
	6.38%, 06/15/15 (m)	47
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	5
40	7.13%, 02/01/16 (m)	38
10	TCI Communications, Inc.,
	7.88%, 02/15/26	11
15	Time Warner Cable, Inc.,
	6.55%, 05/01/37	14
30	Videotron Ltee (Canada),
	6.88%, 01/15/14	30
5	WMG Acquisition Corp.,
	7.38%, 04/15/14	4
		243

Multi-Utilities — 0.8%
50	Dominion Resources, Inc.,
	6.30%, 03/15/33 (m)	49
55	MidAmerican Energy Holdings Co.,

6.50%, 09/15/37 (m)	55
104

Oil, Gas & Consumable Fuels — 3.7%
120	ABN Amro Bank/Deutschland for OAO Gazprom, (Russia)
	9.63%, 03/01/13 (e)	137
25	Canadian Natural Resources Ltd. (Canada),
	6.25%, 03/15/38 (m)	24
25	Denbury Resources, Inc.,
	7.50%, 04/01/13 (m)	25
34	Gaz Capital S.A. for Gazprom (Russia),
	8.63%, 04/28/34	40
56	Gazprom International S.A. (Russia),
	7.20%, 02/01/20	57
25	Kinder Morgan Energy Partners LP,
	6.50%, 02/01/37 (m)	24
15	Newfield Exploration Co.,
	6.63%, 04/15/16 (m)	14
30	Nexen, Inc. (Canada),
	6.40%, 05/15/37 (m)	29
40	ONEOK Partners LP,
	5.90%, 04/01/12 (m)	40
75	Valero Energy Corp.,
	6.63%, 06/15/37	69
		459

Paper & Forest Products — 0.6%
75	Georgia-Pacific LLC,
	9.50%, 12/01/11 (m)	79

Real Estate Investment Trusts (REITs) — 0.2%
20	Host Hotels & Resorts LP,
	6.75%, 06/01/16 (m)	19

Road & Rail — 0.3%
20	Hertz Corp., (The),
	8.88%, 01/01/14 (m)	20
12	United Rentals North America, Inc.,
	6.50%, 02/15/12	11
		31

Specialty Retail — 0.3%
40	Home Depot, Inc.,
	5.88%, 12/16/36 (m)	33

Thrifts & Mortgage Finance — 0.9%
100	CAM US Finance S.A. Sociedad Unipersonal (Spain),
	FRN, 3.02%, 02/01/10 (e) (m)	94
25	Countrywide Financial Corp.,
	5.80%, 06/07/12 (m)	23
		117

Wireless Telecommunication Services — 0.9%
100	America Movil S.A.B. de C.V. (Mexico),
	FRN, 2.76%, 06/27/08 (m)	100
15	Intelsat Jackson Holdings Ltd. (Bermuda),
	9.25%, 06/15/16 (m)	15

115
Total Corporate Bonds
(Cost $4,164)	3,947

Foreign Government Securities — 15.7%

Argentina — 1.1%
180	Republic of Argentina,
	7.00%, 10/03/15	131

Barbados — 0.1%
11	Government of Barbados ,
	7.25%, 12/15/21	12

Brazil — 1.1%
75	Federal Republic of Brazil,
	12.25%, 03/06/30	130

Colombia — 1.3%
	Republic of Colombia,
65	8.25%, 12/22/14	76
20	10.38%, 01/28/33	30
40	10.75%, 01/15/13	50
		156

Dominican Republic — 2.9%
250	Citigroup Funding, Inc.,
	15.00%, 03/12/12 (linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)	221
	Government of Dominican Republic,
101	9.04%, 01/23/18	107
30	9.50%, 09/27/11	32
		360

Ghana — 2.3%
320	Barclays Bank plc,
	0.00%, 04/07/10 (linked to Government of Ghana, 0.00%, 09/30/08) (e) (i)	289

Indonesia — 1.0%
119	Republic of Indonesia,
	7.25%, 04/20/15	124

Mexico — 1.5%
	United Mexican States
40	7.50%, 01/14/12	44
25	8.00%, 09/24/22	31
35	8.30%, 08/15/31	45
60	FRN, 3.41%, 07/14/08	60
		180

Peru — 0.9%
100	IIRSA Norte Finance Ltd.,
	8.75%, 05/30/24	115

Philippines — 0.4%
40	Bangko Sentral Pilipinas,
	8.60%, 06/15/27	46

Russia — 1.0%
	Russian Federation,
53	8.25%, 03/31/10	55
50	11.00%, 07/24/18	71
		126

Trinidad & Tobago — 0.5%
50	Republic of Trinidad & Tobago,
	9.75%, 07/01/20	68

Turkey — 0.7%
TRY 120	Credit Suisse, Nassau Branch,
	14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e)	92

Venezuela — 0.9%
125	Republic of Venezuela,
	9.38%, 01/13/34	110
	Total Foreign Government Securities
	(Cost $2,001)	1,939

Mortgage Pass-Through Securities — 29.1%
	Federal Home Loan Mortgage Corp., Gold Pools,
	15 Year, Single Family,
8	6.00%, 05/01/17 (m)	9
745	TBA, 5.00%, 06/15/38 (m)	720
450	TBA, 5.50%, 06/15/38 (m)	447
	Federal Home Loan Mortgage Corp.,
	30 Year, Single Family,
22	6.00%, 01/01/35 (m)	22
15	ARM, 5.42%, 07/01/14(m)	15
29	ARM, 5.45%, 07/01/14 (m)	29
19	ARM, 5.57%, 06/01/14 (m)	19
450	Federal National Mortgage Association,
	15 Year, Single Family,
	TBA, 4.50%, 06/25/23	438
	30 Year, Single Family,
551	6.00%, 03/01/33 (m)	562
206	6.50%, 01/01/35 (m)	214
860	TBA, 6.50%, 06/25/38	886
	Government National Mortgage Association,
	30 Year, Single Family
20	TBA, 6.00%, 06/15/38	20
210	TBA, 6.50%, 06/15/38	217
	Total Mortgage Pass-Through Securities
	(Cost $3,634)	3,598

Private Placement — 1.9%
232	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York,
	6.93%, 08/01/18 (f) (i)
	(Cost $231)	231

U.S. Treasury Obligations — 9.8%
	U.S. Treasury Bonds,
3	4.75%, 02/15/37 (m)	3
30	5.00%, 05/15/37 (m)	31
125	5.50%, 08/15/28 (k) (m)	137
	U.S. Treasury Notes,
75	2.50%, 03/31/13 (m)	72
85	3.50%, 02/15/18 (m)	81
75	3.63%, 10/31/09 (m)	76

100	3.88%, 10/31/12 (m)	102
40	4.13%, 08/15/10 (m)	41
50	4.25%, 09/30/12 (k) (m)	52
5	4.25%, 11/15/17 (m)	5
15	4.50%, 05/15/10 (m)	16
10	4.50%, 11/30/11 (m)	11
150	4.63%, 07/31/09 (k) (m)	154
260	4.75%, 08/15/17 (m)	274
10	5.13%, 06/30/08 (m)	10
140	5.13%, 06/30/11 (k) (m)	149
	Total U.S. Treasury Obligations
	(Cost $1,182)	1,214
	Total Long-Term Investments
	(Cost $13,416)	12,901
NUMBER OF CONTRACTS

Options Purchased — 0.3%

Call Options Purchased — 0.0% (g)
11	90 Day Eurodollar Futures, Expiring 06/20/08 @ $97.25, American Style	4
10	90 Day Eurodollar Futures, Expiring 06/20/08 @ $97.50, American Style	2
NOTIONAL AMOUNT
Receiver Options Purchased on Interest Rate Swaps:
4,905	Expiring 11/28/08. If exercised the Fund receives semi-annually 2.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Deutche Bank AG, New York (r)	-(h)
9,810	Expiring 11/28/08. If exercised the Fund receives semi-annually 3.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Deutche Bank AG, New York (r)	1
	Total Call Options Purchased	7

NUMBER OF CONTRACTS

Put Options Purchased — 0.3%
4	5 Year U.S. Treasury Note Futures, Expiring 06/20/08 @ $110.50, American Style	4
4	5 Year U.S. Treasury Note Futures, Expiring 06/20/08 @ $111.00, American Style	5
NOTIONAL AMOUNT
Payer Options Purchased on Interest Rate Swaps:
765	Expiring 06/12/08. If exercised the Fund pays semi-annually 5.13% and receives quarterly floating 3 month LIBOR expiring 06/16/38, European Style. Counterparty: Royal Bank of Scotland (r)	8
713	Expiring 07/15/08. If exercised the Fund pays quarterly 4.99% and receives semi-annually floating 3 month LIBOR expiring 07/17/38, European Style. Counterparty: Barclays Bank plc (r)	14
	Total Put Options Purchased	31
	Total Options Purchased
	(Cost $107)	38

PRINCIPAL AMOUNT

Short-Term Investments — 22.0%

Commercial Paper — 6.0% (n)
500	Charta Corp.,
	2.83%,06/09/08 (e) (m)	500
250	Scaldis Capital LLC,
	Zero Coupon, 07/01/08 (e) (m)	249
	Total Commercial Paper
	(Cost $749)	749
SHARES

Investment Company — 16.0%
1,977	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $1,977)	1,977

Total Short-Term Investments
(Cost $2,726)	2,726

Total Investments — 126.6%
(Cost $16,249)	15,665

Liabilities in Excess of Other Assets — (26.6)%	(3,294)

Net Assets — 100.0%	12,371

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	3 Month Euro-Swiss Franc LIFFE	June, 2008	233	-(h )
3	10 Year Swap	June, 2008	331	(8)
3	Euro-Bobl	June, 2008	499	(10)
4	30 Day Federal Funds	August, 2008	1,633	(3)
6	30 Day Federal Funds	September, 2008	2,449	(2)
5	2 Year U.S. Treasury Note	September, 2008	1,053	(3)
3	5 Year U.S. Treasury Note	September, 2008	330	-(h )
1	U.K. Treasury Gilt	September, 2008	210	(1)
1	U.S. Long Bond	September, 2008	114	(1)
5	30 Day Federal Funds	November, 2008	2,039	(1)
49	Eurodollar	December, 2008	11,869	(5)
3	90 Day Sterling	June, 2009	699	(4)
6	Eurodollar	June, 2009	1,446	(6)
				(44)
	Short Futures Outstanding
(7)	30 Day Federal Funds	July, 2008	(2,858)	4
(6)	10 Year U.S. Treasury Note	September, 2008	(674)	3
(1)	3 Month EURIBOR	December, 2008	(370)	-(h )
(6)	Eurodollar	June, 2010	(1,435)	8
				15

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
50,000 EUR	06/30/08	79	(78)	1

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.50	09/15/08	1	-(h )
90 Day Eurodollar Futures, American Style	97.75	09/15/08	11	(1)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	9	-(h )
90 Day Eurodollar Futures, American Style	98.00	12/15/08	20	(2)
(Premiums received of $17.)				(3)

Receiver Options Written on Interest Rate Swaps *

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG, New York	2.93% semi-annually	11/28/08	12/02/09	19,620	-(h)
(Premiums received of $35.)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Mid-Curve, American style	95.75	09/15/08	11	(3)
(Premiums received of $2.)				(3)

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE *** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	VALUE
Barclays Bank plc	3.90% semi-annually	07/15/08	07/17/13	1,955	(39)
Royal Bank of Scotland	3.83% semi-annually	06/12/08	06/16/13	2,013	(36)
(Premiums received of $46.)					(75)

* European style
** The Fund would receive a floating rate based on 3 month LIBOR, if exercised.
*** The Fund would pay a floating rate based on 3 month LIBOR, if exercised.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	920	(70)
Credit Suisse International	4.91% semi-annually	3 month LIBOR quarterly	05/19/38	145	4
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	11/07/10	1,050	(4)
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	04/30/13	305	(8)
Deutsche Bank AG, New York	4.25% semi-annually	3 month LIBOR quarterly	04/30/18	167	5
Deutsche Bank AG, New York	4.61% semi-annually	3 month LIBOR quarterly	11/07/18	245	4
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	590	(16)
					(85)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

CDX.EM.8	Lehman Brothers Special Financing [1]	Buy	1.75% semi-annually	12/20/12	120	-(h )
CDX.EM.8	Lehman Brothers Special Financing [2]	Buy	1.75% semi-annually	12/20/12	60	-(h )
CDX.EM.8	Lehman Brothers Special Financing [3]	Buy	1.75% semi-annually	12/20/12	100	-(h )
CDX.EM.9	Barclays Bank plc [4]	Buy	2.65% semi-annually	06/20/13	280	(7)
CDX.EM.9	Barclays Bank plc [5]	Buy	2.65% semi-annually	06/20/13	30	(1)
CDX.EM.9	Citibank, N.A. [6]	Buy	2.65% semi-annually	06/20/13	90	(3)
CDX.EM.9	Deutsche Bank AG, New York [7]	Buy	2.65% semi-annually	06/20/13	100	(3)
CDX.EM.9	HSBC Bank, N.A [8]	Buy	2.65% semi-annually	06/20/13	50	(1)
CDX.EM.9	Lehman Brothers Special Financing [9]	Buy	2.65% semi-annually	06/20/13	190	(5)
CDX.EM.9	Merrill Lynch International [10]	Buy	2.65% semi-annually	06/20/13	80	(2)
CDX.EM.9	Morgan Stanley Capital Services [11]	Buy	2.65% semi-annually	06/20/13	110	(3)
CDX.NA.IG.10	Goldman Sachs Capital Management [12]	Buy	1.55% quarterly	06/20/13	500	(13)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [13]	Sell	3.50% quarterly	06/20/13	125	6
Countrywide Home Loans, Inc., 5.63%, 07/15/09	Goldman Sachs Capital Management	Sell	4.00% quarterly	09/20/08	EUR 200	(1)
iTraxx EUR.9.1	Deutsche Bank AG, New York [14]	Buy	1.65% quarterly	06/20/13	EUR 295	(22)
iTraxx EUR.9.1	Deutsche Bank AG, New York [15]	Buy	1.65% quarterly	06/20/13	EUR 500	(31)
iTraxx EUR.SRF.8.1	Deutsche Bank AG, New York [16]	Buy	0.45% quarterly	12/20/12	290	2
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	1.75% semi-annually	08/20/08	300	(2)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	3.00% semi- annually	08/20/12	60	6
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	3.98% semi-annually	10/20/12	100	(8)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Barclays Bank plc	Sell	3.97% semi-annually	10/20/12	170	(14)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	2.65% semi-annually	05/20/12	75	(8)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.68% semi-annually	08/20/12	150	(5)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.53% semi-annually	08/20/12	130	(5)
Republic of Kazakhstan, 11.13%, 05/11/07	Credit Suisse International	Sell	0.53% semi-annually	08/20/12	210	(9)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.71% semi-annually	08/20/12	150	(5)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.66% semi-annually	08/20/12	310	(11)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	1.45% semi-annually	07/20/12	70	2
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	2.39% semi-annually	08/20/12	150	(2)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	1.94% semi-annually	08/20/12	120	1
VTB Capital S.A. for Vneshtorgbank 6.25%, 6/30/35	Morgan Stanley Capital Services	Sell	0.64% semi-annually	05/20/12	50	(3)
						(147)

[1] Premiums paid of $4.
[2] Premiums paid of $1.

[3] Premiums paid of $2.
[4] Premiums received of $8.
[5] Premiums received of $(h).
[6] Premiums received of $(h).
[7] Premiums received of $(h).
[8] Premiums received of $(h).
[9] Premiums received of $(h).
[10] Premiums received of $(h).
[11] Premiums received of $(h).
[12] Premiums received of $11.
[13] Premiums paid of $5.
[14] Premiums received of $4.
[15] Premiums received of $32.
[16] Premiums paid of $19.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	105.84	06/10/08	920	(26)
BNP Paribas (a)	U.S. Treasury Note, 4.75%, 08/15/17	106.26	06/26/08	110	1
BNP Paribas (b)	U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17	110.33	06/26/08	100	(1)
Credit Suisse International (b)	FHLB, 5.38%, 05/18/16	106.11	08/15/08	580	(6)
Credit Suisse International (b)	U.S. Treasury Bond, 4.38%, 02/15/38	95.61	08/18/08	145	(2)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 5.50%	100.41	06/05/08	335	(4)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.09	07/07/08	325	1
Union Bank of Switzerland AG (b)	FNMA, 15 Year, Single Family, TBA, 5.00%	100.19	06/10/08	300	(2)
Union Bank of Switzerland AG (b)	FNMA, 15 Year, Single Family, TBA, 6.00%	103.00	06/10/08	815	(3)
					(42)
(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at expiration.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at expiration.

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	205
Aggregate gross unrealized depreciation	(789)
Net unrealized appreciation/depreciation	(584)
Federal income tax cost of investments	16,249

ABBREVIATIONS AND DEFINITIONS
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2008.
TBA	To Be Announced
TRAINS	Targeted Return Index
TRY	New Turkish Lira
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $261,000 which amounts to 1.7% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2008.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Strategic Income Fund
Level 1	$ 2,069	$ (6)	$ 16	$ (44)
Level 2	13,335	(75)	27	(277)
Level 3	261	-	-	-
Total	$ 15,665	$ (81)	$ 43	$ (321)

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*
Strategic Income Fund
Balance as of 2/29/08	$ 1,238	$ -
Realized gain (loss)	141	-
Change in unrealized appreciation (depreciation)	(89)	-
Net purchases (sales)	(1,018)	-
Net transfers in (out) of Level 3	(11)	-
Balance as of 05/31/08	$ 261	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Tax Aware High Income Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 96.9%

Corporate Bonds — 4.3%

Casinos & Gaming — 0.8%
100	Seminole Hard Rock Entertainment, Inc.,
	FRN, 5.30%, 03/15/14 (e)	84

Consumer Finance — 0.8%
100	Ford Motor Credit Co. LLC,
	FRN, 5.46%, 01/13/12	84

Containers & Packaging — 0.8%
100	Constar International, Inc.,
	FRN, 6.05%, 02/15/12	86

Electronic Equipment & Instruments — 0.5%
49	Sanmina-SCI Corp.,
	FRN, 5.55%, 06/15/10 (e)	49

Road & Rail — 0.7%
100	Quality Distribution LLC/QD Capital Corp.,
	FRN, 7.21%, 01/15/12 (i)	67

Semiconductors & Semiconductor Equipment — 0.7%
100	Spansion, Inc.,
	FRN, 6.20%, 06/01/13 (e)	73
	Total Corporate Bonds
	(Cost $533)	443

Loan Assignments & Participations — 11.6%

Airlines — 0.8%
	Delta Air Lines, 1st Lien, Term Loan,
5	4.68%, 04/30/12	5
94	4.90%, 04/30/12	79
		84

Automobiles — 0.4%
50	Ford Motor Co., Term Loan B,
	5.80%, 12/15/13	42

Diversified Telecommunication Services — 1.1%
124	Time Warner Telecom, Term Loan B,
	4.39%, 10/06/13	118

Electrical Equipment — 0.8%
	Baldor Electric Co., Term Loan,
49	4.19%, 01/31/14	47
41	4.69%, 01/31/14	40
		87

Health Care Providers & Services — 3.6%
150	HCA, Inc., Term Loan B,
	4.95%, 11/14/13	141
114	Iasis Healthcare Corp., Term Loan B,
	4.38%, 03/14/14	108
10	Iasis Healthcare Corp., Term Loan B, Letter of Credit,
	2.28%, 03/14/14	10
125	Vanguard Health Holding Co., Term Loan,

5.13%, 09/23/11	121
380

Household Products — 1.3%
	Spectrum Brands, Inc., Term Loan B,
20	6.59%, 03/30/13	19
30	6.59%, 03/30/13	29
12	6.68%, 03/30/13	11
34	6.71%, 03/30/13	32
41	6.72%, 03/30/13	39
11	6.73%, 03/30/13	10
		140

Independent Power Producers & Energy Traders — 2.2%
100	Calpine Corp., First Priority Term Loan,
	5.57%, 03/29/14	97
44	NRG Energy, Inc. (Opco), Credit-Linked Deposit,
	2.60%, 06/08/14	42
	NRG Energy, Inc. (Opco), Term Loan B,
22	4.20%, 06/08/14	21
68	4.20%, 06/08/14	66
		226

IT Services — 0.2%
	First Data Corp., Initial B3 Term Loan,
23	5.35%, 09/24/14	21
2	5.45%, 09/24/14	2
		23

Textiles, Apparel & Luxury Goods — 1.2%
	Polymer Group, Inc., Term Loan B,
48	4.92%, 11/22/12	43
89	4.92%, 11/22/12	80
		123
	Total Loan Assignments & Participations
	(Cost $1,247)	1,223

Municipal Bonds — 81.0% (t)

Arizona — 13.3%
	Arizona School Facilities Board, State School Trust,
300	Rev., AMBAC, 5.00%, 07/01/18	319
200	Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	227
500	City of Scottsdale, Water & Sewer,
	Rev., 5.25%, 07/01/21	559
100	Pima County IDA, American Charter Schools Foundation,
	Series A, Rev., 5.13%, 07/01/15	100
185	Tartesso West Community Facilities District,
	GO, 4.75%, 07/15/10	188
		1,393

Arkansas — 4.0%
250	Arkansas Development Finance Authority, Single Family Mortgage,
	Series D, Rev., AMT, GNMA/FNMA, 5.50%, 01/01/17	252
170	City of Fayetteville, Sales & Use Tax,
	Rev., FSA, 4.25%, 11/01/15	169
		421

Colorado — 3.4%
250	El Paso County, Single Family Mortgage, Southern Front Range,
	Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 10/01/17	252
100	Platte River Power Authority,
	Series EE, Rev., 5.25%, 06/01/10	105
		357

Delaware — 4.5%
175	Delaware State Housing Authority, Single Family Mortgage,
	Series D-1, Rev., AMT, 4.63%, 07/01/17	176
270	Delaware Transportation Authority Motor Fuel Tax Revenue,
	Rev., MBIA, 5.00%, 07/01/13	293
		469

Florida — 1.0%
100	Palm Beach County, Public Improvement, Convention Center Project,
	Rev., VAR, FGIC, 5.00%, 11/01/11	105

Georgia — 3.0%
200	City of Augusta, Water & Sewer Systems,
	Rev., FSA, 5.00%, 10/01/17	221
100	Main Street Natural Gas, Inc.,
	Series A, Rev., 5.00%, 09/15/14	99
		320

Kansas — 5.1%
210	City of Salina, Hospital Improvement, Salina Regional Health,
	Rev., 5.00%, 04/01/16	221
300	City of Wichita, Water & Sewer Utilities,
	Rev., FGIC, 5.00%, 10/01/13	318
		539

Louisiana — 1.4%
140	St. Bernard Parish Home Mortgage Authority, Single Family Mortgage,
	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.80%, 09/01/17	146

Massachusetts — 6.1%
145	Commonwealth of Massachusetts, Consolidated Loan,
	Series B, GO, 5.75%, 06/01/10	155
300	Massachusetts Bay Transportation Authority,
	Series B, Rev., MBIA, 5.50%, 07/01/28	342
150	Massachusetts Development Finance Agency, Evergreen Center, Inc.,
	Rev., 5.50%, 01/01/15	146
		643

Minnesota — 1.8%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project,
	Rev., 5.25%, 11/01/17	194

Missouri — 5.1%
400	Bi-State Development Agency, Metropolitan District, St. Clair County, Metrolink Project,
	Rev., FSA, 5.25%, 07/01/25	435
100	City of Kansas City, Maincor Project, Tax Allocation,
	Series A, 5.00%, 03/01/12	100
		535

New Jersey — 4.9%
300	New Jersey EDA, Motor Vehicle Surplus,
	Series A, Rev., MBIA, 5.25%, 07/01/24	322

200	Tobacco Settlement Financing Corp.,
	Series 1A, Rev., 5.00%, 06/01/17	189
		511

New Mexico — 1.0%
100	New Mexico Mortgage Finance Authority, Single Family Mortgage,
	Series I-D-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 07/01/17	100

New York — 5.1%
115	New York City Transitional Finance Authority, Future Tax Secured,
	Series B, Rev., VAR, 5.25%, 02/01/11	120
200	New York State Dormitory Authority, School District Building Financing Project,
	Series B, Rev., MBIA, 5.00%, 10/01/15	217
200	Ulster County IDA,
	Series A, Rev., 5.10%, 09/15/13	196
		533

North Carolina — 3.6%
75	North Carolina Eastern Municipal Power Agency,
	Series C, Rev., 5.38%, 01/01/13	78
300	North Carolina Housing Finance Agency,
	Series 30-A, Rev., AMT, 5.50%, 01/01/17	302
		380

Ohio — 2.7%
100	Belmont County Health Systems, Improvement, East Ohio Regional Hospital,
	Rev., 5.70%, 07/07/08	99
200	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Bonds,
	Series A-2, Rev., 5.13%, 06/01/17	183
		282

Oklahoma — 0.9%
100	Chickasawa Nation, Health Systems,
	Rev., 5.38%, 12/01/17 (e)	99

Pennsylvania — 0.7%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University,
	Series A, Rev., 5.00%, 05/01/12	72

Puerto Rico — 1.9%
200	Children's Trust Fund, Asset-Backed Bonds,
	Rev., 5.00%, 05/15/09	201

Rhode Island — 1.4%
145	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity,
	Series 28-A, Rev., 4.65%, 10/01/08	146

Texas — 8.2%
95	Austin Independent School District,
	Series B, GO, PSF-GTD, 5.00%, 08/01/15	104
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas,
	Rev., 5.00%, 02/15/13	193
340	State of Texas, Water Financial Assistance,
	Series D, GO, AMT, 5.00%, 08/01/17	356
200	Texas State Affordable Housing Corp., Single Family Mortgage,
	Series D, Rev., AMT, FHLMC/GNMA/FNMA, 5.85%, 10/01/17	202
		855

Wisconsin — 1.9%
200	Wisconsin Health & Education Facilities,

	4.42%, 10/01/27 (i)	201
	Total Municipal Bonds
	(Cost $8,610)	8,502
	Total Long-Term Investments
	(Cost $10,390)	10,168
Shares

Short-Term Investment — 1.1%

Investment Company — 1.1%
110	JPMorgan Tax Free Money Market Fund, Institutional Class (b)
	(Cost $110)	110

Total Investments — 98.0%
(Cost $10,500)	10,278

Other Assets in Excess of Liabilities — 2.0%	215

NET ASSETS — 100.0%	$10,493

Percentages indicated are based on net assets.

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	50
Aggregate gross unrealized depreciation	(272)
Net unrealized depreciation	$(222)

Federal income tax cost of investments	$10,500

ABBREVIATIONS AND DEFINITIONS:

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Rev.	Revenue Bond
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Tax Aware High Income Fund
Level 1	$ 110	$ -	$ -	$ -
Level 2	10,168	-	-	-
Level 3	-	-	-	-
Total	$ 10,278	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 94.4%
	Alabama — 2.7%
14,810	ABN AMRO Munitops Certificate Trust, Special Tax, Series 2001-16, VRDO, MBIA, 2.62%, 06/05/08	14,810
2,245	Austin, Series 2007-1001, Rev., VRDO, MBIA-IBC, LIQ: Bank of America N.A., 2.62%, 06/12/08	2,245
7,500	Birmingham Medical Clinic Board, University of Alabama Health Services Foundation, Rev., VRDO, LOC: Suntrust Bank, 1.60%, 06/11/08	7,500
2,700	Birmingham Public Educational Building Authority, University of Alabama-Birmingham Project, Class A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.62%, 06/12/08	2,700
13,500	Columbia IDB, PCT, Alabama Power Co. Project, Class C, Rev., VRDO, 1.49%, 06/06/08	13,500
19,915	Cullman Medical Clinic Board Medical Park South, Series MT-121, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.61%, 06/13/08	19,915
15,000	DCH Health Care Authority, Alabama Healthcare Facilities, Rev., VRDO, LOC: Regions Bank, 1.63%, 06/06/08	15,000
10,000	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, AMBAC- TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	10,000
	Huntsville Health Care Authority,
60,920	Series 2648, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.77%, 06/12/08	60,920
51,430	Series A, Rev., VRDO, LOC: Regions Bank, 1.43%, 06/06/08	51,430
17,795	Jefferson County, Sewer, Series 352, Rev., VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 1.67%, 06/12/08 (p)	17,795
170,300	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 1.32%, 06/12/08	170,300
3,410	Mobile County IDA, PCR, Exxon-Mobil Project, Rev., VRDO, 1.50%, 06/03/08	3,410
30,250	Montgomery IDB, General Electric Co. Project, Rev., VRDO, 1.20%, 06/03/08	30,250
4,000	Selma IDB, Specialty Minerals Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.70%, 06/03/08	4,000
343,400	Southeast Alabama Gas District, Supply Project, Class A, Rev., VRDO, 1.28%, 06/03/08	343,400
4,425	Tuscaloosa County Board of Education, Special Tax, TAW, VRDO, LOC: Regions Bank, 1.64%, 06/03/08	4,425
76,590	West Jefferson IDA, Alabama Power Company Project, Rev., VRDO, 1.30%, 06/03/08	76,590

		848,190

	Alaska — 0.6%
19,450	Alaska Housing Finance Corp., Floating Rate Trust Receipt, Class A, Rev., VRDO, FSA, 1.43%, 06/13/08	19,450
	City of Valdez, Marine Term Refunding Balance Exxon Pipeline Co. Project,
8,500	Rev., VRDO, 0.84%, 06/03/08	8,500
16,700	Series B, Rev., VRDO, 1.50%, 06/03/08	16,700
24,430	Series C, Rev., VRDO, 1.50%, 06/03/08	24,430
117,295	Lehman Municipal Trust Receipts, Series P29W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 1.88%, 06/11/08	117,295

		186,375

	Arizona — 1.1%
	Apache County IDA, Tucson Electric Power Co.,
24,200	Series 83-A, Rev., VRDO, LOC: ABN Amro Bank N.V., 1.70%, 06/11/08	24,200
57,600	Series 83-B, Rev., VRDO, LOC: Bank of New York, 1.55%, 06/11/08	57,600
7,700	Series 83-B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.70%, 06/11/08	7,700
36,600	Arizona Health Facilities Authority, Series 1782, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.62%, 06/12/08	36,600
40,090	Dexia Credit Local Certificates Trust, Series 2008-064, GO, VRDO, LIQ: Dexia Credit Local, 1.94%, 11/13/08	40,090
7,160	Maricopa County IDA, Multi- Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/12/08	7,160
28,870	Phoenix Civic Improvement Center, Rev., Series 2898, Rev., VRDO, MBIA, 1.66%, 06/10/08	28,870
2,000	Phoenix IDA, Del Mar Terrace, Rev., Series A, Rev., VRDO, 1.55%, 06/04/08	2,000
	Phoenix IDA, Paradise Lakes Apartments,
17,500	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.56%, 06/03/08	17,500
16,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.63%, 06/03/08	16,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.55%, 06/04/08	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.55%, 06/03/08	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 1.87%, 06/05/08	25,585
6,025	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series ROCS_RR_II-R- 12029, Rev., VRDO, LIQ: Citigroup Financial Products, 1.61%, 06/05/08	6,025
6,850	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series 1430, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.62%, 06/05/08	6,850
	Scottsdale IDA, Scottsdale Healthcare,
10,475	Series C, Rev., VRDO, FSA, LIQ: Citigroup N.A., 1.51%, 06/03/08	10,475
14,525	Series E, Rev., VRDO, FSA, LIQ: Citigroup N.A., 1.51%, 06/03/08	14,525
7,960	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen- Thueringen, 1.70%, 06/03/08	7,960

		352,640

	Arkansas — 0.0% (g)
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VRDO, LOC: Bank of New York, 1.75%, 06/11/08	3,830

	California — 5.7%
2,385	ABAG Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, 1.55%, 06/05/08 (m)	2,385
12,000	ABN AMRO Munitops Certificate Trust, Series 2005- 32, Rev., VRDO, AMBAC, 1.72%, 06/05/08	12,000
	Access to Loans for Learning Student Loan Corp.,
23,700	Series II-A-03, Rev., VRDO, GTD STD LNS, 3.50%, 06/06/08	23,700
81,200	Series II-A-10, Rev., VRDO, GTD STD LNS, 3.50%, 06/06/08	81,200
45,000	Series II-A-11, Rev., VRDO, GTD STD LNS, 2.45%, 06/06/08	45,000
2,000	Alvord Unified School District, Food Services Bridge Funding Program, COP, VRDO, FSA, 1.65%, 06/12/08	2,000
5,405	Calabasas, Series 1541, COP, VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.09%, 06/12/08	5,405
2,000	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Mellon Bank N.A., 1.68%, 06/11/08	2,000
22,800	California Housing Finance Agency, Series A, Rev., VRDO., AMT, 1.60%, 06/11/08	22,800
	California Housing Finance Agency, Home Mortgage,
19,750	Series A, Rev., VRDO, AMT, 1.41%, 06/06/08	19,750
5,000	Series C, Rev., VRDO, AMT, 1.35%, 06/06/08	5,000
10,635	Series F, Rev., VRDO, FSA, 1.48%, 06/11/08	10,635
10,000	Series F, Rev., VRDO, AMT, 1.36%, 06/06/08	10,000
25,000	Series F, Rev., VRDO, AMT, 1.40%, 06/06/08	25,000
1,400	Series H, Rev., VRDO, AMT, 1.41%, 06/06/08	1,400
4,300	Series K, Rev., VRDO, AMT, 1.35%, 06/06/08	4,300
32,070	Series M, Rev., VRDO, AMT, 1.36%, 06/06/08	32,070
	California Housing Finance Agency, Multi-Family Housing,
3,700	Series A, Rev., VRDO, LOC: Helaba, 1.48%, 06/07/08	3,700
5,450	Series A, Rev., VRDO, AMT, 1.48%, 06/07/08	5,450
2,650	Series C-3, Rev., VRDO, AMT, 1.63%, 06/12/08	2,650
2,460	Series III-D, Rev., VRDO, AMT, 1.65%, 06/06/08	2,460
1,125	Series III-G, Rev., VRDO, AMT, GO OF AGY, 1.63%, 06/11/08	1,125
5,620	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 1.75%, 06/06/08	5,620
24,720	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.00%, 06/06/08	24,720
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.68%, 06/06/08	1,610
	California State Department of Water Resources,
9,030	Series B-5, Rev., VRDO, LOC: Bayerische Landesbank, 1.09%, 06/06/08	9,030
500	Series C-13, Rev., VRDO, FSA, 1.26%, 06/06/08	500
22,940	Series F-1, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.25%, 06/06/08	22,940
4,450	Series Sub Series F-5, Rev., VRDO, LOC: Citibank N.A., 1.40%, 06/06/08	4,450
	California State Department of Water Resources,
7,710	Series B-2, Rev., VRDO, LOC: BNP Paribas, 1.40%, 06/06/08	7,710
6,240	Series B-3, Rev., VRDO, LOC: Bank of New York, 1.10%, 06/06/08	6,240
15,105	California State Public Works Board, Series PA 814, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 1.66%, 06/11/08	15,105
21,000	California State University, Series ROCS-RR-II-R-12063, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citibank Financial Products, 1.61%, 06/12/08	21,000
	California Statewide Communities Development Authority,
17,820	Series ROCS-RR-II-R- 10005CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.74%, 06/12/08	17,820
18,905	Series ROCS-RR-II-R- 13053CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.74%, 06/12/08	18,905
15,770	Series ROCS-RR-II-R- 13057CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.89%, 06/12/08	15,770
	California Statewide Communities Development Authority,
10,000	Series A, Rev., VRDO, Assured GTY, 1.28%, 06/11/08	10,000
14,540	Series ROCS-RR-II-774CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.74%, 06/12/08	14,540
22,770	Series ROCS-RR-II-R- 13007CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.89%, 06/12/08	22,770
28,215	Series ROCS-RR-II-R- 13056CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.74%, 06/12/08	28,215
18,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., 1.95%, 05/28/09	18,000
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/12/08	3,420
14,585	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 1.00%, 06/06/08	14,585
9,750	California Statewide Communities Development Authority, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 1.50%, 06/12/08	9,750
27,300	California Statewide Communities Develpment Authority, Series ROCS-RR- II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.61%, 06/12/08	27,300
4,363	Chino Basin Regional Financing Authority, Series 2366, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/12/08	4,363
5,185	Chino Basin Regional Financing Authority, Series 2367, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.09%, 06/12/08	5,185
3,950	City of Garden Grove, Multi- Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/12/08	3,950
720	City of Glendale, Hospital, Series 2415, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/12/08	720
650	City of Irvine, Improvement Bond Act of 1915, Limited Obligation Assessment District No. 00-18, Special Assessment, VRDO, LOC: Bank of New York, 1.25%, 06/02/08	650
100	City of Irvine, Improvement Bond Act of 1915, Limited Obligation Assignment District No. 93-14, Special Assessment, Series, VRDO, LOC: Bank of America N.A., 1.07%, 06/06/08	100
1,900	City of Los Angeles, Loans to Lender Program, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 1.38%, 06/06/08	1,900
4,800	City of Los Angeles, Multi- Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/12/08	4,800
10,000	Corcoran, Water System Project, COP, VRDO, 1.32%, 06/12/08	10,000
15,750	Deutsche Bank Spears/Lifers Trust, Series 362, GO, VRDO, AMBAC, LIQ: Deutsche Bank A.G., 1.60%, 06/13/08	15,750
	DFA Municipal Trust,
21,450	Series 2008-02, Rev., VRDO, LOC: Depfa Bank plc, LIQ: Depfa Bank plc, 1.92%, 06/12/08	21,450
29,000	Series 2008-03, Rev., VRDO, LOC: Dexia Bank plc, LIQ: Dexia Bank plc, 1.92%, 06/12/08	29,000
50,000	Series 2008-32, Rev., VRDO, AMBAC, GTD STD LNS, LOC: Depfa Bank plc, 2.02%, 06/06/08	50,000
99,800	Series 2008-33, Rev., VRDO, AMBAC, GTD STD LNS, LOC: Depfa Bank plc, 2.02%, 06/06/08	99,800
11,710	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	11,710
13,470	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.60%, 06/06/08	13,470
13,855	Eclipse Funding Trust, Solar Eclipse, Tax Allocation, Series 2006-0067, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.60%, 06/12/08	13,855
22,500	Educational Funding Services Inc., Series 2221, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.74%, 06/12/08	22,500
49,500	Golden State Tobacco Securitization Corp., Eagle, Series A, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 1.60%, 06/12/08	49,500
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program, COP, VRDO, FSA, 1.65%, 06/12/08	6,360
5,200	Irvine Ranch Water District, Capital Improvement Project, COP, VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.83%, 06/06/08	5,200
19,975	Lehman Municipal Trust Receipts, Series 07-F1, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.88%, 06/11/08	19,975
34,900	Long Beach Bond Finance Authority, Series 2143, VRDO, LIQ: Morgan Stanley Municipal Funding, 1.76%, 06/12/08	34,900
4,900	Los Angeles Community Redevlopment Agency, Wilshire Station Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.36%, 06/06/08	4,900
	Los Angeles Department of Water & Power,
5,570	Series ROCS-RR-II-11281, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.63%, 06/12/08	5,570
28,240	Series Sub Series B-3, Rev., VRDO, 1.15%, 06/06/08	28,240
3,300	Los Angeles Regional Airports Improvement Corp., Series LAX2, Rev., VRDO, LOC: Societe Generale, 0.96%, 06/06/08	3,300
17,000	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 1.69%, 06/12/08	17,000
	Metropolitan Water District of Southern California,
21,000	Series A-1, Rev., VRDO, 1.35%, 06/03/08	21,000
2,200	Series B-3, Rev., VRDO, 1.09%, 06/03/08	2,200
300	Series C-2, Rev., VRDO, 1.40%, 06/03/08	300
35,800	Metropolitan Water District of Southern California, Series A- 2, Rev., VRDO, 1.23%, 06/03/08	35,800
41,423	Northern California Gas Authority No. 1, Series 1811, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.68%, 06/05/08	41,423
1,200	Orange County Sanitation District, Series A, COP, VRDO, 1.25%, 06/03/08	1,200
13,095	Orange County Sanitation District, Series B, COP, VRDO, 1.25%, 06/03/08	13,095
	Puttable Floating Option Tax- Exempt Receipts,
19,990	Series MT-577, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.80%, 06/10/08	19,990
31,210	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-Und Ver, 1.60%, 06/10/08	31,210
1,200	Riverside Unified School District, School Facility Bridge Program, COP, VRDO, FSA, 1.65%, 06/05/08	1,200
8,065	Sacramento County Housing Authority, Series ROCS-RR- II-R-13051CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.69%, 06/05/08	8,065
1,210	San Francisco City & County Unified School District, MERLOTS, Series D24, GO, VRDO, FSA, 1.66%, 06/04/08	1,210
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 1.52%, 06/05/08	1,800
30,000	San Luis Obispo County Financing Authority, Series ROCS-RR-II-R-12015, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.83%, 06/05/08	30,000
7,700	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 1.41%, 06/03/08	7,700
3,260	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 1.66%, 07/16/08	3,260
	State of California,
341,375	Rev., RAN, 4.00%, 06/30/08	341,611
4,450	Series A, Sub Series A-2, GO, VRDO, LOC: Calyon Bank, 1.35%, 06/06/08	4,450
23,925	Series L27, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 1.81%, 06/11/08	23,925
4,155	Series SGA-54, GO, VRDO, AMBAC, 3.65%, 06/11/08	4,155
5,450	Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 1.63%, 06/12/08	5,450
	State of California, Kindergarten University,
13,780	Series A-1, GO, VRDO, LOC: Citibank N.A., 1.15%, 06/06/08	13,780
12,400	Series A-3, GO, VRDO, LOC: Citibank N.A., 1.35%, 06/06/08	12,400
10,755	Series B-1, GO, VRDO, LOC: Citibank N.A., 1.15%, 06/06/08	10,755
20,815	Series B-3, GO, VRDO, LOC: Citibank N.A., 1.25%, 06/06/08	20,815
11,890	University of California Regents Medical Center, Series B-2, Rev., VRDO, 0.83%, 06/03/08	11,890

		1,792,862

	Colorado — 2.0%
13,325	ABN AMRO Munitops Certificate Trust, Series 2007- 26, Rev., VRDO, AMBAC, 1.72%, 06/05/08 (e)	13,325
5,055	Adams & Weld Counties School District No. 27J, MERLOTS, Series D29, GO, VRDO, MBIA, 1.73%, 06/11/08	5,055
11,310	Arapahoe County, Multi- Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: FHLMC, 1.56%, 06/12/08	11,310
15,000	Centerra Metropolitan District No. 1, Rev., VRDO, LOC: Compass Bank, 1.68%, 06/11/08	15,000
2,355	City of Arvada, Rev., FSA, 3.65%, 07/01/08	2,355
51,675	City of Colorado Springs, Series B, Rev., VRDO, 1.55%, 06/06/08	51,675
3,150	City of Colorado Springs, The Colorado College, Rev., VRDO, 1.58%, 06/12/08	3,150
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 1.65%, 06/06/08	1,000
22,000	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 1.55%, 06/12/08	22,000
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.40%, 06/06/08	19,400
18,360	Colorado Health Facilities Authority, Series MT-023, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.61%, 06/13/08	18,360
	Colorado Housing & Finance Authority,
30,000	Series A-3, Class 1, Rev., VRDO, AMT, 1.83%, 06/06/08	30,000
12,330	Series AA-3, Class I, Rev., VRDO, 1.67%, 06/11/08	12,330
	Colorado Housing & Finance Authority, Multi-Family Housing,
1,885	Series A-4, Class I, Rev., VRDO, 1.67%, 06/06/08	1,885
16,600	Series B-3, Class I, Rev., VRDO, 1.67%, 06/06/08	16,600
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 06/11/08	1,600
	Colorado Housing & Finance Authority, Single Family Mortgage,
3,200	Series A-2, Class I, Rev., VRDO, AMT, 1.83%, 06/06/08	3,200
7,200	Series C-2, Class I, Rev., VRDO, 1.83%, 06/06/08	7,200
21,500	Colorado State Education Loan Program, TRAN, 4.00%, 08/05/08	21,508
9,620	Dawson Ridge Metroploitan District No. 1, Series 2378, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/12/08	9,620
	Denver City & County, Airport,
4,985	Series ROC II-R-98, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.73%, 06/12/08	4,985
15,000	Series Sub Series G-1, Rev., VRDO, Assured GTY, 1.55%, 06/11/08	15,000
25,000	Series Sub Series G-2, Rev., VRDO, Assured GTY, 1.65%, 06/11/08	25,000
14,750	Denver City & County, Colorado Convention Center Project, Series B, Rev., VRDO, FSA, 1.60%, 06/12/08	14,750
6,025	Jefferson County School District R-001, Series ROCS- RR-II-R-6516, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 1.65%, 06/12/08	6,025
	Lehman Municipal Trust Receipts,
95,400	Series F9, Regulation D, Tax Allocation, VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	95,400
19,125	Series K4W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 1.88%, 06/11/08	19,125
12,060	Series P65, Regulation D, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.03%, 06/11/08	12,060
	Puttable Floating Option Tax- Exempt Receipts,
14,300	Series PT-4437, Rev., VRDO, AGC-ICC, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.69%, 06/10/08	14,300
24,117	Series PZ-264, GO, VRDO, LIQ: Merrill Lynch Capital Services, 1.64%, 06/10/08	24,117
50,740	Sheridan Redevelopment Agency, Tax Allocation, Series ROCS-RR-II-R-819CE, VRDO, LIQ: Citigroup Financial Products, 1.64%, 06/05/08	50,740
90,000	State of Colorado, State Generated Fund, Series A, Rev., RAN, 4.25%, 06/27/08	90,034

		638,109

	Connecticut — 1.0%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
20,000	Series A-3, Rev., VRDO, AMT, AMBAC, 1.60%, 06/12/08	20,000
47,100	Series B-3, Rev., VRDO, AMBAC, 1.60%, 06/12/08	47,100
16,315	Series B-3, Rev., VRDO, AMT, AMBAC, 1.80%, 06/12/08	16,315
89,430	Series D-1, Rev., VRDO, AMBAC, 1.45%, 06/12/08	89,430
32,500	Series D-3, Rev., VRDO, AMBAC, 1.80%, 06/12/08	32,500
23,070	Series Sub Series D-3, Rev., VRDO, AMBAC, 1.65%, 06/12/08	23,070
1,000	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 1.50%, 06/12/08	1,000
	Connecticut State Health & Educational Facility Authority, Wesleyan University,
14,000	Series D, Rev., VRDO, 1.45%, 06/11/08	14,000
5,000	Series E, Rev., VRDO, 1.65%, 06/06/08	5,000
	Connecticut State Health & Educational Facility Authority, Yale University,
21,700	Series V-1, Rev., VRDO, 1.60%, 06/06/08	21,700
20,300	Series V-2, Rev., VRDO, 1.60%, 06/06/08	20,300
18,050	New London Housing Authority, Series ROCS-RR- II-R-13013CE, Rev., VRDO, 1.93%, 06/05/08	18,050

		308,465

	Delaware — 0.2%
22,700	Delaware River & Bay Authority, MERLOTS, Series B08, Rev., VRDO, AMBAC, 2.43%, 06/11/08	22,700
7,035	Delaware State Housing Authority, Series 1671, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.87%, 06/12/08	7,035
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 1.65%, 06/03/08	15,000
	University of Delaware,
7,000	Rev., VRDO, 1.60%, 06/03/08	7,000
300	Series B, Rev., VRDO, 1.60%, 06/03/08	300

		52,035

	District of Columbia — 1.6%
28,990	District of Columbia, Series D, GO, VRDO, LOC: Dexia Credit Local, 1.60%, 06/12/08	28,990
	District of Columbia,
100,000	TRAN, GO, 4.00%, 09/30/08	100,280
600	Series D-1, GO, VRDO, FSA, 1.51%, 06/11/08	600
10,910	Series PT-852, GO, VRDO, MBIA, LIQ: Helaba, 1.60%, 06/13/08	10,910
17,000	District of Columbia Housing Finance Agency, Series B, Rev., AMT, 3.55%, 11/03/08	17,000
14,745	District of Columbia Housing Finance Agency, Series ROCS-RR-II-R-10236, Rev., VRDO, LIQ: Citigroup Financial Products, 1.68%, 06/12/08	14,745
3,070	District of Columbia Housing Finance Agency, Multi- Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/12/08	3,070
25,960	District of Columbia Water & Sewer Authority, Series 1125, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/12/08	25,960
2,300	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 1.57%, 06/12/08	2,300
15,000	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	15,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Series, Rev., VRDO, LOC: Bank of New York, 1.70%, 06/06/08	7,500
10,935	District of Columbia, MERLOTS, Series B-33, GO, VRDO, AMBAC, 2.43%, 06/11/08	10,935
	District of Columbia, Multimodal,
26,720	Series A, GO, VRDO, FSA, 1.63%, 06/11/08	26,720
52,945	Series B, GO, VRDO, FSA, 1.63%, 06/11/08	52,945
15,650	District of Columbia, Multimodal, American University, Rev., VRDO, 1.65%, 06/11/08	15,650
1,875	District of Columbia, National Children’s Center, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	1,875
18,770	District of Columbia, National Geographic Society, Rev., VRDO, 1.60%, 06/11/08	18,770
2,000	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	2,000
31,000	District of Columbia, The Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank N.A., 1.62%, 06/12/08	31,000
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, Series 98-5202, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.66%, 06/12/08	6,155
	Eclipse Funding Trust, Solar Eclipse,
15,305	Series 2006-0110, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S Bank N.A., 1.65%, 06/12/08	15,305
27,885	Series 2007-0056, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	27,885
31,460	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.80%, 06/12/08	31,460
10,990	Lehman Municipal Trust Receipts, Series KL4, Regulation D, GO, VRDO, LOC: Unicredito Italiano s.P.a., LIQ: Bayerische Landesbank, 1.91%, 06/11/08	10,990
24,490	Puttable Floating Option Tax- Exempt Receipts, Series MT- 447, GO, VRDO, FSA-CR, AMBAC, LIQ: Bayerische Landesbank, 1.60%, 06/10/08	24,490

		502,535

	Florida — 4.6%
42,105	ABN AMRO Munitops Certificate Trust, Series 2002- 24, Rev., VRDO, AMBAC, 2.62%, 06/05/08	42,105
11,150	Alachua County IDA, Florida Rock Industrial Project, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/12/08	11,150
13,890	Austin Trust Various States, Special Assessment, Series 2007-340, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 1.66%, 06/12/08	13,890
10,125	Brevard County Health Facilities Authority, Wuestoff Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.60%, 06/06/08	10,125
11,000	Broward County School Board, Series D, COP, VRDO, FSA, 1.51%, 06/06/08	11,000
20,655	Capital Trust Agency, Series F-7, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	20,655
8,860	City of Fort Myers, Series 2077, Rev., VRDO, MBIA, LIQ: Wells Fargo & Company, 1.77%, 06/12/08 (e)	8,860
20,000	City of Gainesville, Series C, Rev., VRDO, 1.30%, 06/06/08	20,000
10,000	City of Leesburg, The Villages Regional Hospital Project, Rev., VRDO, LOC: Scotiabank, 1.67%, 06/06/08	10,000
12,885	City of Pembroke Pines, Charter School, Series 2032, Rev., VRDO, Assured GTY, 1.65%, 06/04/08	12,885
28,375	Clipper Tax-Exempt Certificate Trust, Series 2007- 27, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.92%, 06/12/08	28,375
6,330	Collier County, Health Facilities Authority, The Moorings, Inc., Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.60%, 06/11/08	6,330
11,855	County of Hillsborough, Special Assessment, Series PT-3436, VRDO, Assured GTY, FGIC, 1.63%, 06/13/08	11,855
22,285	County of Orange, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 1.72%, 06/05/08	22,285
8,445	Eclipse Funding Trust, Solar Eclipse, Series 2006-0043, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08 (e)	8,445
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,300	Series 2006-0049, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A, 1.64%, 06/12/08	11,300
9,945	Series 2007-0045, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.50%, 06/06/08	9,945
19,070	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006- 0144, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/21/08	19,070
8,720	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006- 0135, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.65%, 07/01/14	8,720
35,750	Eclipse Funding Trust, Solar Eclipse, South, Series 2007- 0035, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.82%, 06/12/08	35,750
5,105	Enhanced Return Puttable Floating Option, Series EC- 1028, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 1.71%, 06/13/08	5,105
52,910	Enhanced Return Puttable Floating Option, Florida State Board of Education Lottery Revenue, Series EC-1002, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 1.91%, 06/13/08	52,910
36,325	Florida Gas Utility, Gas Supply Project No. 2-A-1, Rev., VRDO, 1.55%, 06/06/08	36,325
118,175	Florida Gas Utility, Gas Supply Project No. 2-A-2, Rev., VRDO, 1.35%, 06/06/08	118,175
138,535	Florida Gas Utility, Gas Supply Project No. 2-A-4, Rev., VRDO, 1.50%, 06/06/08	138,535
6,000	Florida Gulf Coast University Finance Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.50%, 06/06/08	6,000
21,075	Florida Housing Finance Agency, Series 125G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.63%, 06/12/08	21,075
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/11/08	6,350
8,700	Florida Housing Finance Agency, Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 1.85%, 06/06/08	8,700
21,495	Florida Housing Finance Corp., Series 53G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.63%, 06/12/08	21,495
20,065	Florida State Board of Education, Series ROCS-RR- II-R-12024, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.89%, 06/12/08	20,065
32,680	Florida State Board of Education, Series SGA-102, GO, VRDO, LIQ: Societe Generale, 1.50%, 06/06/08	32,680
55,795	Hillsborough County IDA, Series MT-008, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/13/08	55,795
11,280	Hillsborough County Port District, Series MT-101, Rev., VRDO, MBIA, LIQ: Landesbank-Hessen Thueringen, 1.75%, 06/13/08	11,280
720	Jacksonville Health Facilities Authority, River Garden Project, Rev., VRDO, LOC: First Union National Bank, 1.63%, 06/06/08	720
	JEA, Electric Systems,
29,500	Series 3C-2, Rev., VRDO, 1.50%, 06/06/08	29,500
8,350	Series 3C-4, Rev., VRDO, 1.50%, 06/06/08	8,350
16,300	Series 3D-1, Rev., VRDO, 1.53%, 06/06/08	16,300
15,690	Series Sub Series D, Rev., VRDO, 1.45%, 06/06/08	15,690
	JEA, Electric Systems,
11,100	Series 3A, Rev., VRDO, 1.45%, 06/06/08	11,100
15,300	Series 3D-2, Rev., VRDO, 1.53%, 06/06/08	15,300
7,500	JEA, Energy Systems, Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.55%, 06/06/08	7,500
10,200	JEA, Water & Sewer Systems, Series B-1, Rev., VRDO, 1.54%, 06/06/08	10,200
15,000	JEA, Water & Sewer Systems, Series A-2, Rev., VRDO, 1.60%, 06/06/08	15,000
11,700	Lehman Municipal Trust Receipts, Series P48W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.11%, 06/11/08	11,700
10,000	Lehman Municipal Trust Receipts, Series P35, Regulation D, Rev., VRDO, FSA, LIQ: Bank of New York, 2.63%, 06/11/08	10,000
31,300	Lehman Municipal Trust Receipts, Series K98W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 2.08%, 06/11/08	31,300
2,020	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 1.55%, 06/04/08	2,020
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/03/08	6,700
27,345	Orange County Health Facilities Authority, Series 2396, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	27,345
94,045	Orange County Health Facilities Authority, Series MT-237, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/10/08	94,045
5,600	Orange County Housing Finance Authority, Multi- Family Housing, Club Eustis, Series B, Rev., VRDO, LOC: Compass Bank, 1.90%, 06/10/08	5,600
7,145	Orange County Housing Finance Authority, Multi- Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/03/08	7,145
9,801	Orange County Housing Finance Authority, Multi- Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LOC: Nationsbank N.A., LIQ: FHLMC, 1.80%, 06/03/08	9,801
3,820	Orange County Housing Finance Authority, Multi- Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/10/08	3,820
	Orlando & Orange County Expressway Authority,
16,900	Series C-2, Rev., VRDO, FSA, 1.40%, 06/05/08	16,900
8,425	Series C-4, Rev., VRDO, FSA, 1.55%, 06/05/08	8,425
10,000	Series D, Rev., VRDO, FSA, 1.55%, 06/05/08	10,000
5,865	Osceola County Housing Finance Authority, Multi- Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/03/08	5,865
2,500	Pinellas County Health Facility Authority, Baycare Health System, Series B-1, Rev., VRDO, FSA, 1.50%, 06/03/08	2,500
	Puttable Floating Option Tax- Exempt Receipts,
6,675	Series PT-4187, COP, VRDO, AGC-ICC, AMBAC, LIQ: Merrill Lynch Capital Services, 1.63%, 07/16/08	6,675
11,075	Series PT-4902, COP, VRDO, MBIA, 1.71%, 06/10/08	11,075
	Puttable Floating Option Tax- Exempt Receipts,
54,275	Series 2008, Rev., VRDO, LIQ: Dexia Credit Local, 1.63%, 06/10/08	54,275
10,885	Series PT-4411, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 1.91%, 06/10/08	10,885
32,345	State of Florida, MERLOTS, Series C07, GO, VRDO, 2.03%, 02/15/09	32,345
13,000	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen- Thuerigen, 1.68%, 06/03/08	13,000
38,965	Volusia County Health Facilities Authority, Series MT-317, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thuerigen, 1.61%, 06/10/08	38,965
28,455	Volusia County Health Facilities Authority, Series MT-151, Rev., VRDO, AMBAC, LIQ: Helaba, 1.61%, 06/03/08	28,455
3,600	West Orange Healthcare District, Series B, Rev., VRDO, LOC: Suntrust Bank, 1.55%, 06/05/08	3,600

		1,439,336

	Georgia — 2.4%
5,235	Atlanta Urban Residential Finance Authority, Multi- Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 1.75%, 06/06/08	5,235
8,825	BB&T Municipal Trust, Various States, Series 2045, GO, VRDO, LIQ: Branch Banking & Trust, 1.64%, 06/12/08	8,825
42,695	Camden County Public Service Authority, Marys Project, Rev, VRDO, Assured GTY, 1.55%, 06/12/08	42,695
	City of Atlanta, Water & Waste,
3,545	Series B, Rev., VRDO, FSA, 1.65%, 06/06/08	3,545
5,900	Series C, Rev., VRDO, FSA, 1.50%, 06/06/08	5,900
17,700	City of Atlanta, Westside Project, Tax Allocation, Series A, Class A, VRDO, LOC: Wachovia Bank N.A., 1.60%, 06/06/08	17,700
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments, Series E, Rev., VRDO, FSA, 1.77%, 06/11/08	7,160
3,400	Cobb County Development Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/11/08	3,400
14,600	Cobb County Development Authority, Whitefield Academy, Inc. Project, Rev., VRDO, LOC: RBC Centura Bank, 1.63%, 06/06/08	14,600
32,670	Cobb County Develpoment Authority, Series ROCS-RR- II-R-10257CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.75%, 06/12/08	32,670
9,550	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/12/08	9,550
28,710	De Kalb County Housing Authority, Multi-Family Housing, Series ROCS-RR-II- R-13002CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.78%, 06/12/08	28,710
8,860	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 06/12/08	8,860
11,945	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 06/12/08	11,945
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.55%, 06/12/08	10,735
15,255	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	15,255
21,525	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	21,525
9,950	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.64%, 06/12/08	9,950
10,480	Forsyth County, School District, Series PT-2750, GO, VRDO, MBIA, 1.65%, 06/13/08	10,480
700	Fulton County Development Authority, Arthritis Foundation, Inc., Project, Rev., VRDO, LOC: Suntrust Bank, 1.60%, 06/06/08	700
7,870	Fulton County Development Authority, Georgia Tech Facilities Project, Series C, Rev., VRDO, 1.80%, 07/16/08	7,870
1,435	Fulton County Development Authority, Morehouse College Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.65%, 06/11/08	1,435
51,780	Fulton County Development Authority, Robert W. Woodruff Arts Center, Rev., VRDO, LIQ: Bank of America N.A., 1.55%, 06/06/08	51,780
7,060	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	7,060
5,330	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 1.65%, 06/12/08	5,330
5,800	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 1.54%, 06/11/08	5,800
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., GTD, VRDO, GTD, 1.54%, 06/11/08	9,450
	Lehman Municipal Trust Receipts, Various States,
38,975	Series F1-W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	38,975
14,660	Series K12W, Regulation D, COP, VRDO, MBIA, LIQ: Lehman Liquidity Co., 1.93%, 06/12/08	14,660
13,340	Series P2W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.08%, 06/11/08	13,340
700	Marietta Housing Authority, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.73%, 06/06/08	700
16,000	Medical Center Hospital Authority, Series ROCS-RR- II-R-10319CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.68%, 06/12/08	16,000
18,605	Metropolitan Atlanta Rapid Transit Authority, Series SG- 57, Rev., VRDO, AMBAC, LIQ: Societe Generale, 1.66%, 06/11/08	18,605
39,860	Milledgeville & Baldwin County Development Authority, Series 1887, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.85%, 06/05/08	39,860
7,060	Municipal Electric Authority of Georgia, Project One, Series Sub Series E, Rev., VRDO, FSA, 1.50%, 06/03/08	7,060
	Private Colleges & Universities Authority, Emory University,
67,730	Series B, Rev., VRDO, 1.45%, 06/04/08 (p)	67,730
64,975	Series B-1, Rev., VRDO, 1.40%, 06/03/08	64,975
7,200	Series B-2, Rev., VRDO, 1.51%, 06/03/08	7,200
	Puttable Floating Option Tax- Exempt Receipts,
32,735	Series MT-507, Rev., VRDO, LIQ: Helaba, 1.68%, 06/03/08	32,735
14,345	Series PT-4156, Rev., VRDO, FSA-CR, FGIC, LIQ: Merrill Lynch Capital Services, 1.69%, 06/10/08	14,345
35,000	Richmond County Development Authority, MCG Health, Inc. Project, Series A, Rev., VRDO, LOC: UBS AG, 1.50%, 06/03/08	35,000
11,035	Rockdale County Development Authority, Series F3J, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/04/08	11,035
10,055	State of Georgia, Series D, GO, 6.00%, 10/01/08	10,186

		750,571

	Hawaii — 0.2%
	Eclipse Funding Trust, Solar Eclipse, Honalulu,
13,950	Series 2006-0096, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	13,950
9,420	Series 2006-0123, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	9,420
12,972	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of California, 1.80%, 06/10/08	12,972
19,800	University of Hawaii, EAGLE, Series 2007-0809, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: DZ Bank AG Deutsche, 1.64%, 06/05/08	19,800

		56,142

	Idaho — 0.5%
	Idaho Housing & Finance Association, Single Family Mortgage,
12,450	Series A, Class I, Rev, VRDO, 1.83%, 06/11/08	12,450
15,000	Series B, Class 1, Rev., VRDO, 1.83%, 06/11/08	15,000
10,000	Series C, Rev., VRDO, 1.83%, 06/11/08	10,000
10,305	Series C, Class I, Rev., VRDO, 1.83%, 06/11/08	10,305
13,270	Series D, Class I, Rev., VRDO, 1.83%, 06/11/08	13,270
15,000	Series D-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 1.83%, 06/11/08	15,000
17,555	Series F, Class I, Rev., VRDO, 1.83%, 06/11/08	17,555
2,595	Series F-1, Class 1, Rev., VRDO, 1.83%, 06/11/08	2,595
	Idaho Housing & Finance Association, Single Family Mortgage,
10,750	Series D, Class I, Rev., VRDO, 1.83%, 06/11/08	10,750
22,000	Series Sub Series F-1, Rev, VRDO, LIQ: Lloyds TSB Bank plc, 1.83%, 06/11/08	22,000
10,760	Puttable Floating Option Tax- Exempt Receipts, Series 461, Rev., VRDO, LIQ: Bayerische Hypo-Und Ver, 1.74%, 06/10/08	10,760
25,000	State of Idaho, GO, TAN, 4.50%, 06/30/08	25,015

		164,700

	Illinois — 3.9%
	ABN AMRO Munitops Certificate Trust,
22,345	Series 2002-30, GO, VRDO, MBIA-IBC, 1.72%, 06/05/08	22,345
4,700	Series 2002-37, Rev., VRDO, AMT, FHA, GNMA COLL, 1.71%, 06/04/08	4,700
6,195	Series 2005-23, Rev., VRDO, FSA, 1.66%, 06/05/08	6,195
7,905	Series 2005-57, Rev., VRDO, AMT, GNMA COLL, 1.72%, 06/12/08	7,905
36,005	Series 2006-13, Rev., VRDO, AMT, GNMA COLL, 1.72%, 06/05/08	36,005
12,500	Series 2006-63, GO, VRDO, FSA, 1.66%, 06/05/08	12,500
6,535	ABN AMRO Munitops Certificate Trust, Series 2005- 64, Rev., VRDO, AMT, AMBAC, 2.62%, 06/12/08	6,535
19,375	Centerpoint Intermodal Center Program Trust, Tax Allocation, Series F3, Regulation D, VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	19,375
	Chicago Board of Education,
9,180	Series 2315, GO, VRDO, FGIC, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/12/08	9,180
61,660	Series B, GO, VRDO, FSA, 1.55%, 06/06/08	61,660
55,000	Chicago Metropolitan Water Reclamation District, Greater Chicago, UBS Municipal Certificates, GO, VRDO, 1.68%, 06/12/08	55,000
	Chicago O’Hare International Airport,
9,995	Series 685, Rev., VRDO, AMBAC, LIQ: Svenska Handelsbanken, 1.67%, 06/13/08	9,995
6,245	Series 994X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.80%, 06/12/08	6,245
9,895	Series MT-049, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.67%, 06/13/08	9,895
16,650	Series MT-053, Rev., VRDO, MBIA, 1.67%, 06/13/08	16,650
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 1.65%, 06/04/08	2,500
5,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 1.55%, 06/13/08	5,000
9,655	Chicago O’Hare International Airport, Macon Trust, Series A, Rev., VRDO, MBIA, 2.62%, 06/12/08	9,655
11,660	Chicago Park District, Series ROCS-RR-II-R-12129, GO, VRDO, FSA-CR, FGIC, LIQ: Bayerische Landesbank, 1.67%, 06/12/08	11,660
34,730	City of Chicago, Multi-Family Housing, Series ROCS-RR-II- R-13040CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.78%, 06/12/08	34,730
5,755	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 1.65%, 06/06/08	5,755
12,500	City of Chicago, Tender Notes, GO, VRDO, LOC: Harris N.A., 3.20%, 10/02/08	12,500
19,760	City of Chicago, Water Revenue, MERLOTS, Series C35, Rev., VRDO, BHAC- CR, AMBAC, 1.68%, 06/11/08	19,760
6,865	Cook County, Series PT-1521, GO, VRDO, AMBAC, 1.65%, 06/13/08	6,865
	Deutsche Bank Spears/Lifers Trust Various States,
23,025	Series DB-300, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.63%, 06/13/08	23,025
14,675	Series DB-322, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.63%, 06/13/08	14,675
5,235	DEUTSCHE BK SPEARS/LIFERS TR VAR STS SPEARS-DB-400, Series DB-400, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 1.62%, 06/13/08	5,235
	DFA Municipal Trust,
17,745	Series 2008-26, Rev., VRDO, CIFG, CIFG, LOC: Depfa Bank plc, 1.92%, 06/06/08	17,745
31,720	Series 2008-31, GO, VRDO, FGIC, LOC: Depfa Bank plc, 1.92%, 06/06/08	31,720
	Eclipse Funding Trust, Solar Eclipse, Chicago,
3,110	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.80%, 06/13/08	3,110
10,380	Series 2006-0131, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 1.64%, 06/12/08	10,380
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,520	Series 2006-0098, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	27,520
41,595	Series 2006-0104, GO, VRDO, AMBAC-TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.50%, 06/06/08 (e)	41,595
51,945	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	51,945
4,300	Galesburg, Knox College Project, Rev., VRDO, LOC: LaSalle National Bank, 1.55%, 06/06/08	4,300
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VRDO, LOC: Fifth Third Bank, 1.66%, 06/06/08	4,485
3,286	Illinois Development Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	3,286
3,290	Illinois Development Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: LaSalle National Bank, 1.75%, 06/11/08	3,290
23,740	Illinois Development Finance Authority, Vincent De Paul Project, Series A, Rev., VRDO, 1.48%, 06/06/08	23,740
4,100	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 1.55%, 06/06/08	4,100
17,055	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VRDO, 1.90%, 07/16/08	17,055
26,585	Illinois Finance Authority, Alexian Brothers Health System, Series C, Rev., VRDO, FSA, 1.43%, 06/06/08	26,585
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VRDO, LOC: Sovereign Bank FSB, 1.64%, 06/06/08	11,380
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 1.53%, 06/06/08	15,000
24,625	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-1, Rev., VRDO, 1.45%, 06/06/08	24,625
23,225	Illinois Finance Authority, Northwestern University, Series Sub Series A, Rev, VRDO, 1.45%, 06/06/08	23,225
10,980	Illinois Finance Authority, OSF Healthcare System, Series F, Rev., VRDO, FSA, 1.55%, 06/06/08	10,980
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.70%, 06/11/08	10,000
8,555	Illinois Finance Authority, University of Chicago, Series B, Rev, VRDO, 1.50%, 06/06/08	8,555
11,200	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc., Rev., VRDO, LOC: Harris N.A, 1.60%, 06/06/08	11,200
15,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.30%, 06/06/08	15,000
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 1.65%, 06/11/08	10,175
7,500	Series C-3, Rev., VRDO, AMT, 1.85%, 06/11/08	7,500
10,430	Series Sub Series H-2, Rev., AMT, 3.48%, 06/23/08	10,430
7,710	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VRDO, FSA, 1.75%, 06/06/08	7,710
	Illinois State Toll Highway Authority, Senior Priority,
30,000	Series A-1, Rev., VRDO, FSA, 1.51%, 06/06/08	30,000
26,000	Series A-1, Rev., VRDO, 1.55%, 06/06/08	26,000
52,500	Series A-2, Rev., VRDO, 1.40%, 06/06/08	52,500
30,000	Series A-2, Rev., VRDO, FSA, 1.63%, 06/06/08	30,000
7,060	Joliet Regional Port District, Exxon Project, Rev., VRDO, 0.84%, 06/06/08	7,060
2,105	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 1.85%, 06/06/08	2,105
13,295	Lehman Municipal Trust Receipts, Series F16W, Regulation D, GO, VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	13,295
	Metropolitan Pier & Exposition Authority,
11,200	Series ROCS-RR-II-R-10300, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.68%, 06/05/08	11,200
10,375	Series ROCS-RR-II-R-12031, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.69%, 06/05/08	10,375
	Puttable Floating Option Tax- Exempt Receipts,
23,650	Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 1.88%, 06/10/08	23,650
12,380	Series 4123, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 1.65%, 06/10/08	12,380
15,585	Series MT-444, GO, VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 1.60%, 06/10/08	15,585
23,965	puttable floating option tax- Exempt Receipts, Kane McHenry, Series PT-3947, GO, VRDO, AMBAC, Assured GTY, 1.62%, 06/10/08	23,965
18,405	Regional Transportation Authority, Series B, Rev., VRDO, 1.60%, 06/03/08	18,405
	State of Illinois,
10,000	Series B, GO, VRDO, 1.66%, 06/06/08	10,000
15,200	Series PT-2131, GO, VRDO, 1.63%, 06/13/08	15,200
16,855	State of Illinois, MERLOTS, Series B-04, GO, VRDO, FSA, 1.78%, 06/11/08	16,855
3,255	State of Illinois, Slaes Tax, Municipal Securities Trust Certificates, Series SG-9, VRDO, FSA, LIQ: Societe Generale, 1.63%, 06/13/08	3,255
19,000	University of Illinois, Health Services Facilities Authority, Series B, Rev., VRDO, LOC: Landesbank Hessen- Thueringen, 1.60%, 06/03/08	19,000
10,900	Village of Schaumberg, Multi- Family Housing, Treehouse II Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/04/08	10,900

		1,223,911

	Indiana — 1.7%
	ABN AMRO Munitops Certificate Trust,
10,000	Series 2006-34, Rev., VRDO, AMT, AMBAC, 2.62%, 06/05/08	10,000
13,055	Series 2006-46, Rev., VRDO, AMBAC, 2.62%, 06/05/08	13,055
9,995	ABN AMRO Munitops Certificate Trust, Series 2004- 50, Rev., VRDO, MBIA, 1.72%, 06/05/08	9,995
10,800	City of Mount Vernon, General Electric Co. Project, Rev., VRDO, 1.20%, 06/03/08	10,800
7,600	City of Whiting, Industrial Sewer & Solid Waste, AMOCO Oil Co. Project, Rev., VRDO, 1.45%, 06/03/08	7,600
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 1.77%, 06/12/08	5,000
23,720	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 1.63%, 06/13/08	23,720
9,595	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	9,595
3,775	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006- 0120, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	3,775
25,980	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006- 0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.82%, 06/12/08	25,980
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,445	Series 2006-0092, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	17,445
14,575	Series 2006-0100, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	14,575
21,545	Series 2006-0138, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.63%, 06/13/08	21,545
10,000	Indiana Bond Bank, Advance Funding Program Notes, Series A, Rev., 3.00%, 01/30/09	10,059
49,500	Indiana Development Finance Authority, Psi Energy, Inc. Projects, Series A, Rev., VRDO, LOC: Barclays Bank plc, 2.05%, 06/11/08	49,500
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
40,000	Series A-1, Rev., VRDO, 1.48%, 06/06/08	40,000
90,025	Series A-2, Rev., VRDO, 1.45%, 06/06/08	90,025
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/06/08	2,485
26,900	Indiana Housing & Community Development Authority, Series C-3, Rev., VRDO, GNMA/FNMA, 1.75%, 06/12/08	26,900
15,140	Indiana Municipal Power Agency Supply System, Series ROCS-RR-II-R-11232, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.65%, 06/12/08	15,140
6,900	Indiana State Finance Authority Revenue, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 1.75%, 06/11/08	6,900
20,000	Indiana State Office Building Commission, Miami Correctional Facility, Series II-A, Rev., VRDO, 1.45%, 06/06/08	20,000
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 1.50%, 06/06/08 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 1.67%, 06/11/08	18,600
	Lehman Municipal Trust Receipts, Various States,
20,250	Series 90W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 1.91%, 06/11/08	20,250
5,180	Series K103W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 2.08%, 06/11/08	5,180
48,650	Purdue University, Student Facility Systems, Series C, Rev., VRDO, 1.40%, 06/03/08	48,650
14,295	Vinton-Tecumseh School Building Corp., Series 2244, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	14,295

		543,969

	Iowa — 0.5%
18,645	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	18,645
14,550	Iowa Finance Authority, Series N, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.75%, 06/06/08	14,550
	Iowa Finance Authority, Health Systems,
14,000	Series A-2, Rev., VRDO, Assured GTY, LIQ: Landesbank Baden- Wuerttemberg, 1.70%, 06/06/08	14,000
10,000	Series A-3, Rev., VRDO, Assured GTY, LIQ: Wells Fargo Bank N.A., 1.63%, 06/06/08	10,000
2,800	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 1.70%, 06/06/08	2,800
	Iowa Finance Authority, Single Family Mortgage,
12,500	Series D, Rev., VRDO, AMT, GNMA/FNMA, 1.75%, 06/06/08	12,500
5,900	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, LIQ: Wells Fargo Bank N.A., 1.75%, 06/06/08	5,900
12,000	Series F, Rev., VRDO, AMT, GNMA/FNMA, LIQ: State Street Bank & Trust Co., 1.75%, 06/06/08	12,000
20,500	Series H, Rev., VRDO, AMT, GNMA/FNMA, 1.70%, 06/06/08	20,500
7,880	Series I, Rev., VRDO, GNMA/FNMA COLL, 1.75%, 06/06/08	7,880
40,000	State of Iowa, Rev., TRAN, 4.00%, 06/30/08	40,023

		158,798

	Kansas — 0.6%
77,880	City of Wichita, Renewal & Improvement, Series 222, GO, 3.25%, 08/16/08	77,965
	Kansas State Department of Transportation, Highway,
50,000	Series C-2, Rev., VRDO, 1.44%, 06/11/08	50,000
31,415	Series C-2, Rev., VRDO, 1.51%, 06/11/08	31,415
8,950	Series C-4, Rev., VRDO, 1.55%, 06/12/08	8,950
2,000	Series ROCS-RR-II-R-10084, Rev., VRDO, LIQ: Citibank N.A., 1.60%, 06/12/08	2,000
9,780	Overland Park, Series SG- 155, GO, VRDO, 1.60%, 06/05/08	9,780

		180,110

	Kentucky — 3.0%
12,605	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 1.71%, 06/06/08	12,605
7,830	Clipper Tax-Exempt Certificate Trust, Series 2005- 35, Rev., VRDO, AMT, 1.74%, 06/12/08	7,830
16,600	County of Carroll, North American Stainless Project, Rev., VRDO, LOC: Lasalle Bank N.A., 1.65%, 06/12/08	16,600
8,570	County of Warren, Bowling Green Hospital, Rev., VRDO, Assured GTY, 1.60%, 06/03/08	8,570
13,880	Kentucky Asset Liability Commission, Series ROCS- RR-RR-R-10309CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.66%, 06/12/08	13,880
27,520	Kentucky Economic Development Finance Authority, Series PT-509, Rev., VRDO, FSA, 1.61%, 06/13/08	27,520
	Kentucky Housing Corp.,
10,300	Series F, Rev., VRDO, AMT, 1.75%, 06/06/08	10,300
16,600	Series H, Rev., VRDO, AMT, 1.75%, 06/06/08	16,600
10,400	Series M, Rev., VRDO., AMT, 1.75%, 06/06/08	10,400
26,035	Kentucky Municipal Power Agency, Series ROCS-RR-II- R-10202, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.88%, 06/12/08	26,035
	Kentucky Public Energy Authority,
536,109	Series A, Rev., VRDO, 1.28%, 06/02/08	536,109
157,935	Series A-1, Rev., VRDO, 1.32%, 06/05/08	157,935
62,000	Series A-2, Rev., VRDO, 1.32%, 06/05/08	62,000
22,000	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding, Series C, Rev., VRDO, 1.35%, 06/06/08	22,000
	Puttable Floating Option Tax- Exempt Receipts,
7,010	Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.72%, 06/10/08	7,010
24,795	Series PT-4157, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.63%, 06/10/08	24,795

		960,189

	Louisiana — 1.3%
12,000	ABN AMRO Munitops Certificate Trust, Series 2002- 17, Rev., VRDO, AMBAC, 1.72%, 06/05/08	12,000
13,257	Bank of New York Municipal Certificates Trust, Series BNY-2, Rev., VRDO, 1.80%, 06/12/08	13,256
3,365	BB&T Municipal Trust, Series 4000, Rev., VRDO, LOC: Branch Banking & Trust, LIQ: Branch Banking & Trust, 1.70%, 06/12/08	3,365
13,600	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/06/08	13,600
9,120	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.63%, 06/13/08	9,120
665	Iberia Parish IDB, ICR, Cuming Insolation Corp. Project, Rev., VRDO, LOC: Regions Bank, 1.74%, 06/12/08	665
130,000	Lake Charles Harbor & Terminal District, Cogeneration Project, Rev., VAR, 2.25%, 09/15/08	130,000
13,295	Louisiana Housing Finance Agency, Single-Family Mortgage, Series 2374, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Municipal Funding, 1.77%, 06/12/08	13,295
8,365	Louisiana Local Government, Environmental Facilities & Community Development Authority, Series A, Rev., VRDO, LOC: Regions Bank, 1.62%, 06/12/08	8,365
23,790	Louisiana Public Facilities Authority, Series ROCS-RR- II-R-11279, Rev., VRDO, AGC-ICC, AMBAC, LIQ: Citibank N.A., 1.65%, 06/12/08	23,790
35,000	Louisiana Public Facilities Authority, Air Products & Chemicals Products, Rev., VRDO, 1.60%, 06/06/08	35,000
300	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project, Rev., VRDO, LOC: Regions Bank, 1.55%, 06/12/08	300
56,660	Louisiana State Citizens Propert Insurance Corp., Series MT-233, Rev., VRDO, AMBAC, LIQ: Svenska Handelsbanken, 1.15%, 06/13/08	56,660
9,750	Parish of East Baton Rouge, Exxon Corp. Project, Rev., VRDO, 1.13%, 06/06/08	9,750
8,350	Parish of East Baton Rouge, Solid Waste Disposal Authority, Exxon Project, Rev., VRDO, 1.60%, 06/06/08	8,350
	Plaquemines Port Harbor & Terminal District, International Marine Terminal Project,
10,000	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 2.20%, 03/15/09	10,000
15,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.20%, 09/15/08	15,000
24,025	Puttable Floating Option Tax- Exempt Receipts, Series MT- 536, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.61%, 06/10/08	24,025
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum, Rev., VRDO, LOC: Bayerische Landesbank, 1.55%, 06/03/08	4,950
17,310	State of Louisiana, Series MT- 158, GO, VRDO, FSA-CR, AMBAC, LIQ: BNP Paribas, 1.60%, 06/13/08	17,310

		408,801

	Maine — 0.4%
8,900	Finance Authority of Maine, Jackson Lab Issue, Series 2002, Rev., VRDO, LOC: Bank of America N.A., 1.62%, 06/12/08	8,900
	Maine State Housing Authority, Mortgage,
9,000	Series B-3, Rev., VRDO, AMT, 1.75%, 06/12/08	9,000
12,100	Series C-3, Rev., VRDO, AMT, 1.85%, 06/12/08	12,100
15,000	Series D, Rev, VRDO, AMT, 3.82%, 07/18/08	15,000
15,500	Series D-3, Rev, VRDO, AMT, 1.75%, 06/12/08	15,500
25,000	Series E-1, Rev., VRDO, 1.85%, 06/12/08	25,000
17,240	Series G, Rev., VRDO, AMT, 1.75%, 06/12/08	17,240
	State of Maine,
26,530	GO, BAN, 4.00%, 06/10/08	26,534
9,500	GO, BAN, 4.25%, 06/10/08	9,501

		138,775

	Maryland — 1.2%
23,825	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 1.60%, 06/06/08	23,825
27,160	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.56%, 06/12/08	27,160
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/11/08	6,400
	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential,
20,000	Series C, Rev., VRDO, AMT, 1.60%, 06/06/08	20,000
16,900	Series C, Rev., VRDO, AMT, 1.70%, 06/06/08	16,900
18,000	Series I, Rev., VRDO, AMT, 1.56%, 06/06/08	18,000
57,600	Series J, Rev., VRDO, AMT, 1.70%, 06/06/08	57,600
3,135	Maryland State Community Development Administration, Department of Housing and Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Series, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/11/08	3,135
3,310	Maryland State EDC, Series L9-J, Regulation D, Rev., VRDO, FSA, 2.08%, 06/11/08	3,310
29,200	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 1.50%, 06/06/08	29,200
22,510	Maryland State Stadium Authority, Sports Facility Lease, Rev., VRDO, 1.85%, 06/11/08	22,510
26,775	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.50%, 06/06/08	26,775
15,190	Montgomery County Housing Opportunities Commission Housing Revenue, Series C, Rev., VRDO, LIQ: Depfa Bank plc, 1.48%, 06/03/08	15,190
12,165	Montgomery County Housing Opportunities Commission Housing Revenue, Multiple Purpose, Series C, Rev., VRDO, 1.48%, 06/03/08	12,165
36,200	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand- Issue I, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 06/10/08	36,200
9,995	Northeast Waste Disposal Authority, Series PT-842, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Banking Ltd., 1.67%, 06/10/08	9,995
14,000	Puttable Floating Option Tax- Exempt Receipt, Rev., VRDO, LIQ: Merrill Lynch International Banking Ltd., 1.72%, 06/10/08	14,000
10,000	State of Maryland, Capital Improvements, State & Local Facilities, Series A, GO, 5.25%, 03/01/09	10,217
5,510	Term Tender Custodial Receipts, Series K, Rev., 2.70%, 11/19/08	5,514
	Washington Suburban Sanitation District,
8,900	Series A, BAN, GO, VRDO, 1.43%, 06/04/08	8,900
5,700	Series A, BAN, GO, VRDO, 1.47%, 06/03/08	5,700
8,100	Series A, BAN, GO, VRDO, 1.47%, 06/04/08	8,100
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 1.47%, 06/04/08	5,100

		385,896

	Massachusetts — 3.8%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Series 1999, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/11/08	6,030
13,480	City of Boston, Mass. Water & Sewer Commission, Series SG-75, Rev., VRDO, 1.66%, 11/01/19	13,480
49,190	Clipper Tax-Exempt Certificate Trust, Series 2007- 48, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.92%, 06/12/08	49,190
	Commonwealth of Massachusetts,
44,738	Series 716D, GO, VRDO, MBIA-IBC, LIQ: Morgan Stanley Dean Witter, 1.66%, 06/12/08	44,738
22,590	Series A, GO, VRDO, 1.40%, 06/06/08	22,590
26,945	Series A, GO, VRDO, 1.52%, 06/06/08	26,945
15,000	Series B, GO, VRDO, 1.40%, 06/06/08	15,000
5,600	Series B, GO, VRDO, 1.55%, 06/06/08	5,600
20,950	Commonwealth of Massachusetts, Central Artery, Series B, GO, VRDO, 1.30%, 06/06/08	20,950
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,795	Series 2007-0010, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.63%, 06/12/08	13,795
31,120	Series 2007-0032, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.63%, 06/12/08	31,120
140,000	Macon Trust, Various States, Series 2007-344, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 1.73%, 06/12/08	140,000
4,970	Massachusetts Bay Transportation Authority, EAGLE, Series ROCS-RR-II- R-10160, Rev., VRDO, LIQ: Citigroup Financial Products, 1.59%, 06/12/08	4,970
5,750	Massachusetts Bay Transportation Authority, Specail Assessment, Series SGA-123, Rev., VRDO, LIQ: Societe Generale, 1.67%, 06/11/08	5,750
	Massachusetts Development Finance Agency,
44,550	Series PT-923, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.85%, 06/13/08	44,550
18,835	Series ROCS-RR-II-R-12115, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 1.87%, 06/12/08	18,835
	Massachusetts Development Finance Agency, Boston University,
7,000	Series U5A, Rev., VRDO, LOC: RBS Citizens N.A., 1.60%, 06/06/08	7,000
8,000	Series U5B, Rev., VRDO, LOC: RBS Citizens N.A., 1.00%, 06/06/08	8,000
17,600	Series U6A, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/06/08	17,600
7,000	Series U6B, Rev., VRDO, LOC: Allied Irish Bank plc, 1.00%, 06/06/08	7,000
8,700	Series U6C, Rev., VRDO, LOC: Allied Irish Bank plc, 1.60%, 06/06/08	8,700
2,000	Series U6D, Rev., VRDO, LOC: Allied Irish Bank plc, 1.60%, 06/06/08	2,000
10,000	Massachusetts Development Finance Agency, Brimmer & May School, Rev., VRDO, LOC: Sovereign Bank FSB, 1.62%, 06/06/08	10,000
3,500	Massachusetts Development Finance Agency, Dana Hall School, Rev., VRDO, LOC: Sovereign Bank FSB, 1.64%, 06/06/08	3,500
48,325	Massachusetts Development Finance Agency, Harvard University, Series B-1, Rev., VRDO, 1.10%, 06/06/08	48,325
	Massachusetts Development Finance Agency, Higher Education, Smith College,
2,732	Rev., VRDO, 1.40%, 06/06/08	2,732
26,838	Rev., VRDO, 1.40%, 06/06/08	26,838
27,000	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/06/08	27,000
5,700	Massachusetts Development Finance Agency, ISO New England, Inc., Rev., VRDO, LOC: Keybank N.A., 1.69%, 06/06/08	5,700
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: T.D. Banknorth N.A., 1.55%, 06/11/08	4,500
4,050	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank of America N.A., 1.52%, 06/06/08	4,050
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
7,400	Series E, Rev., VRDO, LOC: Fleet National Bank, 1.60%, 06/06/08	7,400
19,900	Series M-4A, Rev., VRDO, LOC: Fleet National Bank, 1.59%, 06/13/08	19,900
32,500	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.50%, 06/12/08	32,500
25,815	Massachusetts Health & Educational Facilities Authority, Mount Ida College, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.50%, 06/06/08	25,815
25,700	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 1.15%, 06/06/08	25,700
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
5,445	Series D-4, Rev., VRDO, 1.50%, 06/06/08	5,445
54,635	Series F3, Rev., VRDO, 1.50%, 06/06/08	54,635
9,840	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/06/08	9,840
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VRDO, LOC: Dexia Credit Local France, 1.50%, 06/11/08	2,200
	Massachusetts Housing Finance Agency,
41,650	Series F, Rev., VRDO, FSA, 1.55%, 06/06/08	41,650
37,165	Series PA-1333, Rev., VRDO, FSA, 1.69%, 06/13/08	37,165
4,725	Massachusetts Housing Finance Agency, Single Family, Rev., VRDO, FSA, 1.70%, 06/11/08	4,725
	Massachusetts Water Resources Authority,
57,000	Series 742D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.66%, 06/12/08	56,999
18,400	Series F, Rev., VRDO, 1.60%, 06/06/08	18,400
188,005	Series Sub Series A, Rev., VRDO, 1.70%, 06/06/08	188,005
8,900	Massachusetts Water Resources Authority, Multimodal, Series Sub Series B, Rev., VRDO, LOC: Helaba, 1.65%, 06/11/08	8,900

		1,185,767

	Michigan — 2.5%
	ABN AMRO Munitops Certificate Trust,
15,495	Series 2003-35, Rev., VRDO, MBIA, 2.62%, 06/05/08	15,495
11,320	Series 2004-44, GO, VRDO, MBIA, 1.72%, 06/05/08	11,320
15,050	Series 2005-12, Rev., VRDO, AMT, GNMA, 1.72%, 06/05/08	15,050
1,500	Series 2006-45, Rev., VRDO, AMT, GNMA COLL, 1.72%, 06/05/08	1,500
	City of Detroit School District,
8,495	GO, VRDO, FSA, Q-SBLF, 1.66%, 06/12/08	8,495
12,990	Series 3556, GO, VRDO, FGIC, Q-SBLF, LIQ: Dexia Credit Local, 1.62%, 06/04/08	12,990
	City of Detroit, Sewer Disposal,
12,215	Series 1182, Rev., VRDO, FSA-CR, FGIC, LIQ: Rabobank Nederland, 1.66%, 06/12/08	12,215
9,995	Series MT-370, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/13/08	9,995
3,345	City of Detroit, Sewer Disposal, Senior Lien, Series C-1, Rev., VRDO, FSA, 1.65%, 06/06/08	3,345
5,545	City of Detroit, Water Supply System, Series PT-3579, Rev., VRDO, AGC-ICC, MBIA, FSA, LIQ: Merrill Lynch & Co., 1.63%, 06/13/08	5,545
2,300	City of Detroit, Water Supply System, MERLOTS, Series B24, Rev., VRDO, MBIA, 2.43%, 06/11/08	2,300
13,300	City of Detroit, Water Supply System, Second Lien, Series B, Rev., VRDO, FSA, 1.63%, 06/06/08	13,300
2,885	Dearborn School District, Series PT-2641, GO, VRDO, FSA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 1.62%, 06/13/08	2,885
14,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0021, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 1.63%, 06/13/08	14,000
20,535	Holt Public Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen- Thueringen, 1.65%, 06/12/08	20,535
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q- SBLF, LIQ: Landesbank Hessen-Thueringen, 1.65%, 06/12/08	12,500
8,565	Lehman Municipal Trust Receipts, Various States, Series P25W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 1.88%, 06/11/08	8,565
53,000	Michigan Municipal Bond Authority, Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	53,091
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VRDO, FSA, 1.67%, 06/05/08	2,000
15,500	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-10317CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.68%, 06/05/08	15,500
	Michigan State Hospital Finance Authority, Ascension Health Credit,
29,800	Series B, Rev., VRDO, 1.48%, 06/04/08	29,800
390	Series B-1, Rev., VRDO, 1.45%, 06/03/08	390
33,330	Series B3, Rev., VRDO, 1.45%, 06/03/08	33,330
40,000	Michigan State Hospital Finance Authority, Henry Ford Health, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.53%, 06/03/08	40,000
1,000	Michigan State Hospital Finance Authority, MERLOTS, Series K, Rev., VRDO, MBIA, 1.98%, 06/04/08	1,000
	Michigan State Hospital Finance Authority, Trinity Health Credit,
870	Series E, Rev., VRDO, 1.30%, 06/03/08	870
2,695	Series F, Rev., VRDO, 1.30%, 06/02/08	2,695
	Michigan State Housing Development Authority,
4,030	Series 267, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 1.67%, 06/10/08	4,030
3,000	Series B, Rev., VRDO, AMT, 1.86%, 06/04/08	3,000
6,265	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.50%, 06/10/08	6,265
1,700	Michigan State Housing Development Authority, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.56%, 06/05/08	1,700
	Michigan State Housing Development Authority, Rental Housing,
1,600	Series A, Rev., VRDO, AMT, FSA, 1.26%, 06/02/08	1,600
2,855	Series C, Rev., VRDO, AMT, FSA, 1.26%, 06/03/08	2,855
2,775	Michigan State Trunk Line, MERLOTS, Series B-02, Rev., VRDO, FSA, 1.78%, 06/04/08	2,775
	Michigan State University,
2,400	Rev., VRDO, 1.55%, 06/03/08	2,400
1,000	Series 1803, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.12%, 06/03/08	1,000
22,825	Series 2000A, Rev., VRDO, 1.66%, 06/04/08	22,825
18,510	Series A, Rev., VRDO, 1.55%, 06/03/08	18,510
3,005	Series A, Rev., VRDO, 1.66%, 06/03/08	3,005
7,175	Series B, Rev., VRDO, 1.55%, 06/03/08	7,175
2,600	Michigan Strategic Fund, Series F11, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.38%, 06/04/08	2,600
15,000	Michigan Strategic Fund, Detroit Edison, Series ET, Rev., VRDO, LOC: Bank of Nova Scotia, 1.55%, 06/03/08	15,000
4,625	Michigan Strategic Fund, Henry Ford Museum Project, Rev., VRDO, LOC: Comerica Bank, 1.30%, 06/03/08	4,625
985	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VRDO, LOC: Sovereign Bank FSB, 1.64%, 06/03/08	985
3,705	Michigan Strategic Fund, Ritz-Craft Corp., Michigan Project, Rev., VRDO, LOC: Old Kent Bank, 1.66%, 06/05/08	3,705
9,110	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen- Thueringen, 1.65%, 06/05/08	9,110
6,500	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 1.72%, 06/05/08	6,500
	RBC Municipal Products, Inc. Trust,
48,745	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.87%, 06/05/08	48,745
50,995	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.87%, 06/03/08	50,995
38,240	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 1.65%, 06/04/08	38,240
	State of Michigan,
2,655	Series 2754, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.63%, 06/10/08	2,655
4,680	Series 3760, GO, VRDO, LIQ: Dexia Credit Local, 1.63%, 06/10/08	4,680
42,000	Series A, GO, 4.00%, 09/30/08	42,145
	University of Michigan,
10,585	Rev., VRDO, 1.50%, 06/03/08	10,585
15,400	Series A, Rev., VRDO, 1.25%, 06/03/08	15,400
	University of Michigan, Hospital,
47,790	Series A, Rev., VRDO, 1.60%, 06/02/08	47,790
2,245	Series A, Rev., VRDO, 1.65%, 06/03/08	2,245
2,620	Series A-2, Rev., VRDO, 1.60%, 06/03/08	2,620
2,145	Series B, Rev., VRDO, 1.50%, 06/05/08	2,145
	University of Michigan, Medical Services Plan,
38,150	Series A, Rev., VRDO, 1.55%, 06/03/08	38,150
1,855	Series A-1, Rev., VRDO, 1.60%, 06/02/08	1,855
13,700	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VRDO, LIQ: Societe Generale, 1.63%, 06/10/08	13,700
2,500	Wayne County Airport Authority, Series MT-115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.67%, 06/10/08	2,500
1,600	Whitmore Lake Public School District, Series ROCS-RR-II- R-4515, GO, VRDO, Q- SBLF, LIQ: Citigroup Financial Products, 1.60%, 06/05/08	1,600

		794,426

	Minnesota — 0.7%
3,615	City of St. Louis Park, Catholic Finance Corp., St. Benilde, Rev., VRDO, LOC: Allied Irish Bank plc, 1.65%, 06/03/08	3,615
	Lehman Municipal Trust Receipts,
43,975	Series F8, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	43,975
17,217	Series F99W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	17,217
39,625	Series P92W, Regulation D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Lehman Liquidity Co., 2.08%, 06/06/08	39,625
17,455	Minneapolis & St. Paul Housing Finance Board, Series ROCS-RR-R-10226, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citigroup Financial Products, 1.68%, 06/05/08	17,455
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 1.80%, 06/03/08	5,000
6,000	Series C, Rev., VRDO, AMT, 1.70%, 06/03/08	6,000
14,840	Series C, Rev., VRDO, AMT, 1.80%, 06/03/08	14,840
5,225	Series J, Rev., VRDO, AMT, 1.80%, 06/03/08	5,225
30,000	Series K, Rev., VRDO, AMT, 3.78%, 07/16/08	30,000
11,800	Series O, Rev., VRDO, AMT, 3.35%, 07/01/08	11,800
18,975	Series S, Rev., VRDO, AMT, 1.80%, 06/03/08	18,975
4,995	Minnesota Public Facilities Authority, PCR, Water, Series ROC-II-R-31, Rev., VRDO, LIQ: Citibank N.A., 1.60%, 06/05/08	4,995
11,110	Puttable Floating Option Tax- Exempt Receipts, Series PT- 514, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.69%, 06/10/08	11,110

		229,832

	Mississippi — 1.4%
	Clipper Tax-Exempt Certificate Trust,
3,290	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.74%, 06/12/08	3,290
15,960	Series 2007-32, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.67%, 06/12/08	15,960
	Jackson County, PCR, Chevron USA, Inc. Project,
53,420	Rev., VRDO, 1.25%, 06/06/08	53,420
39,350	Rev., VRDO, 1.50%, 06/06/08	39,350
	Mississippi Business Finance Commission, Chevron USA, Inc. Project,
141,800	Series A, Rev., VRDO, 1.25%, 06/03/08	141,800
13,000	Series B, Rev., VRDO, 1.47%, 06/04/08	13,000
86,271	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Gas Project, Series PT-1494, Rev., VRDO, 1.32%, 06/04/08	86,271
15,895	Mississippi Home Corp., Single Family Mortgage, Series ROCS-RR-II-R-11324, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A., 1.68%, 06/05/08	15,895
44,650	Puttable Floating Option Tax- Exempt Receipts, Series MT- 514, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 2.38%, 06/10/08	44,650
20,500	State of Mississippi, MERLOTS, Series B08, GO, VRDO, FSA-CR, 1.78%, 06/04/08	20,500

		434,136

	Missouri — 0.4%
5,000	City of St. Louis, Rev., TRAN, 4.50%, 06/30/08	5,003
11,990	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	11,990
2,300	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 1.77%, 06/06/08	2,300
14,110	Lehman Municipal Trust Receipts, Various States, Series 06-K82, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.08%, 06/11/08	14,110
8,300	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 1.25%, 06/03/08	8,300
3,000	Missouri Higher Education Loan Authority, Student Loan, Series B, Rev., VRDO, GTD STD LNS, LOC: Bank of America N.A., 1.70%, 06/04/08	3,000
860	Missouri Housing Development Commission, Series PT-1286, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.69%, 06/10/08	860
10,425	Missouri Joint Municipal Electric Utility Commission, Series 2121, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	10,425
27,310	Missouri Joint Municipal Electric Utility Commission, MERLOTS, Series D27, Rev., VRDO, AMBAC, 2.43%, 06/04/08	27,310
2,510	Missouri State Health & Educational Facilities Authority, Series ROCS-RR- II-R-10293, Rev., VRDO, LIQ: Citigroup Financial Products, 1.60%, 06/05/08	2,510
10,000	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/03/08	10,000
	Missouri State Health & Educational Facilities Authority, SSM Health Care Services,
20,500	Series C-1, Rev., VRDO, FSA, 1.50%, 06/03/08	20,500
20,935	Series C-4, Rev., VRDO, FSA, 1.51%, 06/04/08	20,935

		137,243

	Montana — 0.5%
22,375	Lehman Municipal Trust Receipts, Series F100W- Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	22,375
	Montana Higher Education Student Assistance Corp.,
98,000	Series A, Rev., VRDO., AMT, GTD STD LNS, 1.63%, 06/03/08	98,000
35,000	Series B, Rev., VRDO., AMT, GTD STD LNS, 1.80%, 06/03/08	35,000

		155,375

	Nebraska — 0.8%
31,622	American Public Energy Agency Gas Supply, Series A, Rev., VRDO, 1.32%, 06/05/08	31,622
	Central Plains Energy Project,
18,500	Series 1791, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/12/08	18,500
69,935	Series ROCS-RR-II-R-848, Rev., VRDO, LIQ: Citibank N.A., 1.60%, 06/12/08	69,935
19,235	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006- 0141, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.80%, 06/12/08 (e)	19,235
	Lehman Municipal Trust Receipts, Various States,
7,445	Series K44, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.28%, 06/11/08	7,445
13,650	Series P88W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 1.75%, 06/02/08	13,650
	Nebraska Investment Finance Authority, Single Family Housing,
4,150	Series E, Rev., VRDO, 1.83%, 06/03/08	4,150
34,500	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.83%, 06/03/08	34,500
42,200	Series J, Rev., VRDO, AMT, 1.83%, 06/03/08	42,200
3,390	Series N-7, Regulation D, Rev., VRDO, 2.28%, 06/04/08	3,390
10,285	Nebraska Public Power District, Series ROCS-RR-II- R-11075, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.65%, 06/05/08	10,285

		254,912

	Nevada — 1.3%
79,500	City of Reno, Sales Tax Revenue, Reno Project, Senior Lien, Rev., VRDO, LOC: Bank of New York, 1.15%, 06/03/08	79,500
16,860	Clark County, Series PZ-138, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 1.64%, 06/13/08	16,860
17,450	Clark County School District, Series B, GO, VRDO, FSA, 0.96%, 06/06/08	17,450
	Clark County, Airport, Sub Lien,
41,000	Series C-1, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 1.63%, 06/06/08	41,000
48,550	Series C-3, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 1.75%, 06/06/08	48,550
6,520	Series D-1, Rev., VRDO, LOC: Landesbank Baden- Wuerttemberg, 1.53%, 06/06/08	6,520
14,350	Series D-3, Rev., VRDO, LOC: Bayerische Landesbank, 1.53%, 06/06/08	14,350
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 1.90%, 06/12/08	13,100
12,855	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006- 0094, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	12,855
9,815	Nevada Housing Division, Series ROCS-RR-II-R-852, Rev., VRDO, FNMA COLL, LIQ: Citibank N.A., 1.68%, 06/05/08	9,815
	Nevada Housing Division, Multi-Unit Housing,
19,650	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/05/08	19,650
3,295	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 1.85%, 06/05/08	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 1.85%, 06/04/08 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 1.85%, 06/04/08	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/05/08	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: U.S. Bank N.A., 1.85%, 06/05/08	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 1.85%, 06/05/08	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/05/08	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/05/08	12,710
5,285	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VRDO, LOC: Citibank N.A., 1.85%, 06/03/08	5,285
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 06/05/08	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 06/05/08	21,000
	Washoe County,
9,745	Series 1241, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08 (e)	9,745
4,990	Series PT-3452, GO, VRDO, LIQ: Dexia Credit Local, 1.68%, 06/10/08	4,990

		396,525

	New Hampshire — 0.1%
9,075	New Hampshire Health & Education Facilities Authority, Dartmount College Issue, Rev., VRDO, 1.61%, 06/03/08	9,075
4,750	New Hampshire Housing Finance Authority, Series 2434, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.77%, 06/05/08	4,750
12,940	New Hampshire Housing Finance Authority, Multi- Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 3.30%, 06/05/08	12,940
5,200	New Hampshire Housing Finance Authority, Multi- Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/04/08	5,200
1,375	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.77%, 06/03/08	1,375

		33,340

	New Jersey — 2.5%
2,875	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 1.64%, 06/12/08	2,875
	Clipper Tax-Exempt Certificate Trust,
19,720	Series 2007-20, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.92%, 06/12/08	19,720
32,725	Series 2007-42, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.67%, 06/12/08	32,725
2,800	Moorestown Township School District, MERLOTS, Series D13, GO, VRDO, MBIA, 1.73%, 06/04/08 New Jersey EDA,	2,800
4,995	Series A, GO, VRDO, AMBAC, LIQ: Citibank N.A., 1.58%, 06/05/08	4,995
10,495	Series MT-034, Rev., VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 1.59%, 06/10/08	10,495
53,840	Series PT-2805, Rev., VRDO, AMBAC, FGIC, LIQ: Dexia Credit Local, 1.95%, 06/10/08	53,840
50,820	Series PT-3824, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 1.61%, 06/10/08	50,820
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VRDO, LOC: Bank of New York, 1.80%, 06/03/08	6,000
14,480	New Jersey EDA, MERLOTS, Series B-14, Rev., VRDO, AMBAC, 2.43%, 06/04/08	14,480
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Fleet National Bank, 1.55%, 06/03/08	1,500
10,170	New Jersey State Educational Facilities Authority, Series SG-148, Rev., VRDO, LIQ: Societe Generale, 1.60%, 06/05/08	10,170
30,000	New Jersey State Housing & Mortgage Finance Agency, Series V, Rev., VRDO, AMT, 1.50%, 06/03/08	30,000
	New Jersey State Tunrpike Authority,
14,610	Series PT-2493, Rev., VRDO, AMBAC, 1.61%, 06/10/08	14,610
16,550	Series ROCS-RR-II-R-10162, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.58%, 06/05/08	16,550
	New Jersey Transportation Trust Fund Authority,
10,695	Series 224, Rev., VRDO, AMBAC-TCRS-Bank of New York, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	10,695
8,382	Series 941-D, Rev., VRDO, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	8,381
21,280	Series PT-2494, Rev., VRDO, AMBAC, 1.61%, 06/10/08	21,280
17,675	Series PT-2500, Rev., VRDO, MBIA, 1.61%, 06/10/08	17,675
	New Jersey Transportation Trust Fund Authority, MERLOTS,
5,655	Series B-04, Rev., VRDO, MBIA, 2.43%, 06/04/08	5,655
10,635	Series B-23, Rev., VRDO, AMBAC-TCRS-Bank of New York, 2.43%, 06/04/08	10,635
	Puttable Floating Option Tax- Exempt Receipts,
39,145	Series PT-3987, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.61%, 06/10/08	39,145
10,000	Series PT-4003, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.61%, 06/10/08	10,000
13,510	Series PT-4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.61%, 06/10/08	13,510
13,995	Series PT-4037, COP, VRDO, FSA-CR, FGIC, LIQ: Merrill Lynch Capital Services, 1.61%, 06/10/08	13,995
10,035	Series PT-4426, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 1.89%, 06/10/08	10,035
318,200	State of New Jersey, Rev., TRAN, 4.50%, 06/24/08	318,378
23,000	Tobacco Settlement Financing Corp., Series 2153, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	23,000

		773,964

	New Mexico — 0.3%
	City of Farmington, Arizona Public Service Co.,
1,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.50%, 06/06/08	1,000
21,100	Series C, Rev., VRDO, LOC: Barclays Bank plc, 1.35%, 06/06/08	21,100
6,375	New Mexico Finance Authority, Series RR-II-R- 2118, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 1.68%, 06/05/08	6,375
1,775	New Mexico Mortgage Finance Authority, Series PT- 1378, Rev., VRDO, GNMA/FNMA/FHLMC, 1.69%, 06/10/08	1,775
75,000	State of New Mexico, TRAN, 4.50%, 06/30/08	75,045

		105,295

	New York — 9.7%
	ABN AMRO Munitops Certificate Trust,
24,795	Series 2002-19, Rev., VRDO, MBIA-IBC, 1.72%, 06/05/08	24,795
13,300	Series 2004-46, Rev., VRDO, FSA, 1.64%, 06/05/08	13,300
	Austin Trust Various States,
29,950	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 1.72%, 06/12/08	29,950
23,925	Series 2008-1093, Rev., VRDO, LIQ: Bank of America N.A., 1.72%, 06/13/08	23,925
	Bank of New York Municipal Certificates Trust,
4,345	Rev., VRDO, 1.70%, 06/12/08	4,345
4,035	Rev., VRDO, 1.80%, 06/12/08	4,035
100,186	Rev., VRDO, LIQ: Bank of New York, 1.80%, 07/01/08	100,185
24,350	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.62%, 06/12/08	24,350
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	14,210
10,630	Series 2006-0028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.62%, 06/12/08	10,630
	Eclipse Funding Trust, Solar Eclipse, New York,
19,155	Series 2005-0005, Rev., VRDO, FSA/AMBAC, LIQ: U.S. Bank N.A., 3.79%, 06/06/08	19,155
11,500	Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.62%, 06/12/08	11,500
11,460	Series 2006-0112, Rev., VRDO, FSA-CR, LIQ: U.S. Bank N.A., 1.62%, 06/12/08	11,460
21,080	Series 2006-0159, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.76%, 06/05/09	21,080
15,130	Lehman Municipal Trust Receipts, Various States, Series F111W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.86%, 06/11/08	15,130
	Long Island Power Authority, Electric Systems,
28,555	Series 1647, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.75%, 06/05/08	28,555
9,210	Series 2, Sub Series 2B, Rev., VRDO, LOC: Bayerische Landesbank, 1.35%, 06/06/08	9,210
900	Series D, Rev., VRDO, FSA, 1.51%, 06/06/08	900
32,000	Series L, Rev., VRDO, FSA, 1.40%, 06/06/08	32,000
	Metropolitan Transportation Authority,
34,064	Series 823D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.65%, 06/05/08	34,064
10,015	Series A, Rev., FSA, 6.00%, 07/01/08 (p)	10,041
27,100	Series B, Rev., VRDO, FSA, 1.35%, 06/03/08	27,100
7,400	Series D-2, Rev., VRDO, FSA, 1.52%, 06/03/08	7,400
33,040	Series G, Rev., VRDO, LOC: BNP Paribas, 0.95%, 06/03/08	33,040
19,225	Series ROCS-RR-II-R-10266, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.87%, 06/05/08	19,225
11,385	Series ROCS-RR-II-R-12051, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.87%, 06/05/08	11,385
8,415	Series ROCS-RR-II-R-12131, Rev., VRDO, AMBAC, FSA- CR, LIQ: Bank of New York, 1.66%, 06/05/08	8,415
14,850	Series ROCS-RR-II-R-12168, Rev., VRDO, MBIA, LIQ: Bank of New York, 1.86%, 06/05/08	14,850
15,400	Series Sub Series E-1, Rev., VRDO, LOC: Fortis Bank NV, 1.40%, 06/03/08	15,400
12,705	Series Sub Series G-2, Rev., VRDO, LOC: BNP Paribas, 1.55%, 06/03/08	12,705
	Metropolitan Transportation Authority, EAGLE,
24,445	Series 2006-0114, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Bayerische Landesbank, 1.64%, 06/05/08	24,445
10,000	Series 2006-0115, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.87%, 06/05/08	10,000
19,800	Series 720053019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 1.63%, 06/05/08	19,800
	Municipal Assistance Corp. for the City of New York,
5,000	Series O, Rev., 5.25%, 07/01/08	5,010
5,000	Series P, Rev., 5.00%, 07/01/08	5,009
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 1.35%, 06/04/08	25,435
	Nassau Health Care Corp.,
8,100	Series Sub Series 2004-C1, Rev., VRDO, FSA, 1.52%, 06/03/08	8,100
6,800	Series Sub Series 2004-C3, Rev., VRDO, FSA, 1.30%, 06/03/08	6,800
	New York City,
30,155	Series E, Sub Series E-2, GO, VRDO, LOC: Bank of America N.A, 1.18%, 06/03/08	30,155
10,750	Series E, Sub Series E-3, GO, VRDO, LOC: Bank of America N.A., 1.57%, 06/05/08	10,750
30,000	Series E, Sub Series E-4, GO, VRDO, LOC: Bank of America N.A., 1.55%, 06/05/08	30,000
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen- Thueringen, 1.52%, 06/04/08	11,500
2,200	Series H, Sub Series H-3, GO, VRDO, FSA, 1.35%, 06/03/08	2,200
29,800	Series I, Sub Series I-5, GO, VRDO, LOC: California Public Employees Retirement Fund, 1.22%, 06/03/08	29,800
14,300	Series I, Sub Series I-6, GO, VRDO, LOC: California State Teachers Retirement, 1.22%, 06/03/08	14,300
50	Series PA-878, GO, VRDO, MBIA-IBC, 3.00%, 06/10/08	50
30,300	Series Sub Series A-2, GO, VRDO, LOC: Bank of America N.A., 1.40%, 06/03/08	30,300
15,950	Series Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 1.52%, 06/03/08	15,950
100	Series Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 1.15%, 06/03/08	100
11,000	Series Sub Series A-4, GO, VRDO, LOC: Bank of Nova Scotia, 1.40%, 06/03/08	11,000
5,085	Series Sub Series A-5, GO, VRDO, LOC: KBC Bank N.V., 1.19%, 06/03/08	5,085
3,010	Series Sub Series A-6, GO, VRDO, FSA, 1.15%, 06/03/08	3,010
4,500	Series Sub Series A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 1.40%, 06/03/08	4,500
5,100	Series Sub Series A-6, GO, VRDO, LOC: Helaba, 1.65%, 06/04/08	5,100
8,200	Series Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 1.45%, 06/04/08	8,200
12,050	Series Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 1.40%, 06/04/08	12,050
7,200	Series Sub Series C-5, GO, VRDO, LOC: Bank of New York, 1.40%, 06/04/08	7,200
15,750	Series Sub Series C-5, GO, VRDO, LOC: Bayerische Landesbank, 1.52%, 06/04/08	15,750
17,550	Series Sub Series D-3, GO, VRDO, 1.30%, 06/03/08	17,550
13,100	Series Sub Series E-4, GO, VRDO, LOC: Fortis Bank N.V., 1.22%, 06/03/08	13,100
9,400	Series Sub Series G-2, GO, VRDO, LOC: Bank of Nova Scotia, 1.40%, 06/04/08	9,400
9,430	Series Sub Series H-1, GO, VRDO, LOC: Dexia Credit Local, 1.18%, 06/03/08	9,430
25,560	Series Sub Series H-2, GO, VRDO, LOC: Dexia Credit Local, 1.19%, 06/03/08	25,560
3,515	Series Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 1.40%, 06/04/08	3,515
5,200	Series Sub Series H-3, GO, VRDO, LOC: Bank of New York, 1.45%, 06/04/08	5,200
3,490	Series Sub Series H-4, GO, VRDO, LOC: Bank of New York, 1.35%, 06/03/08	3,490
8,320	Series Sub Series H-5, GO, VRDO, LOC: Dexia Credit Local, 1.52%, 06/04/08	8,320
18,025	Series Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 1.35%, 06/03/08	18,025
65,000	Series Sub Series J-4, GO, VRDO, 1.18%, 06/03/08	65,000
76,150	Series Sub Series J-5, GO, VRDO, 1.50%, 06/03/08	76,150
15,890	Series Sub Series J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.15%, 06/03/08	15,890
15,900	Series Sub Series J-7, GO, VRDO, LOC: Landesbank Baden-Wuerttemburg, 1.41%, 06/03/08	15,900
47,000	Series Sub Series J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemburg, 1.35%, 06/03/08	47,000
11,110	Series Sub Series J-10, GO, VRDO, 1.50%, 06/03/08	11,110
3,750	Series Sub Series J-11, GO, VRDO, 1.50%, 06/03/08	3,750
42,000	Series Sub Series L-3, GO, VRDO, LIQ: Bank of America N.A., 1.18%, 06/03/08	42,000
66,500	Series Sub Series L-5, GO, VRDO, LIQ: Dexia Credit Local, 1.50%, 06/03/08	66,500
22,400	New York City Capital Resources Corp., Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.40%, 06/05/08	22,400
17,810	New York City Housing Development Corp., 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/03/08	17,810
2,700	New York City Housing Development Corp., 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 1.52%, 06/03/08	2,700
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.52%, 06/03/08	10,300
12,800	New York City Housing Development Corp., La Casa De Sol, Series VA, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	12,800
25,000	New York City Housing Development Corp., Markham Gardens Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.60%, 06/03/08	25,000
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 06/04/08	4,300
3,070	New York City Housing Development Corp., Multi- Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 06/03/08	3,070
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/04/08	15,000
3,320	New York City Housing Development Corp., Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.58%, 06/03/08	3,320
12,930	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 1.65%, 06/04/08	12,930
10,480	New York City Housing Development Corp.,Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	10,480
49,350	New York City IDA, Liberty Bonds, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/03/08	49,350
20,000	New York City IDA, Liberty Bonds, FC Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 1.50%, 06/05/08	20,000
400	New York City IDA, Municipal Securities Trust Receipts, Series SGA-0110, Rev., VRDO, LIQ: Societe Generale, 1.67%, 06/04/08	400
	New York City Municipal Water Finance Authority,
40,000	Series 1501, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.60%, 06/05/08	40,000
27,205	Series F-1, Rev., VRDO, 1.15%, 06/03/08	27,205
5,885	Series PA-1076, Rev., VRDO, 1.61%, 06/10/08	5,885
15,600	Series Sub Series B-3, Rev., VRDO, 1.18%, 06/03/08	15,600
39,025	Series Sub Series C-1, Rev., VRDO, 1.15%, 06/03/08	39,025
4,155	Series Sub Series C-3, Rev., VRDO, 1.35%, 06/03/08	4,155
1,300	Series Sub Series F-1, Rev., VRDO, 1.35%, 06/10/08	1,300
22,990	Series Sub Series F-2, Rev., VRDO, 0.98%, 06/03/08	22,990
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
9,000	Series AA-1, Rev., VRDO, 1.20%, 06/03/08	9,000
65,000	Series AA-2, Rev., VRDO, 1.18%, 06/03/08	65,000
200	Series AA-3, Rev., VRDO, 1.55%, 06/05/08	200
19,700	Series BB-1, Rev., VRDO, 1.35%, 06/03/08	19,700
8,600	Series CC-1, Rev., VRDO, 1.18%, 06/03/08	8,600
19,400	New York City Municipal Water Finance Authority, Water & Sewer Systems, Series C, Rev., VRDO, 0.98%, 06/03/08	19,400
30,575	New York City Transitional Finance Authority, Series Sub Series 2E, Rev., VRDO, 1.45%, 06/10/08	30,575
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 1.15%, 06/03/08	100
4,450	Series Sub Series C-5, Rev., VRDO, 1.55%, 06/03/08	4,450
	New York City Transitional Finance Authority, New York City Recovery,
3,960	Series Series 1, Sub Series 1A, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 1.52%, 06/04/08	3,960
43,795	Series Sub Series 3-B, Rev., VRDO, 1.24%, 06/03/08	43,795
10,760	Series Sub Series 3-C, Rev., VRDO, 1.45%, 06/10/08	10,760
	New York City Transitional Finance Authority, New York City Recovery,
14,535	Series 3, Sub Series 3-D, Rev., VRDO, 1.45%, 06/10/08	14,535
8,315	Series 3, Sub Series 3-H, Rev., VRDO, 1.55%, 06/03/08	8,315
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 3.00%, 06/03/08	1,100
	New York Liberty Development Corp.,
50,000	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.60%, 06/12/08	50,000
28,200	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/12/08	28,200
	New York Local Government Assistance Corp.,
1,500	Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 1.45%, 06/04/08	1,500
10,229	Series C, Rev., VRDO, LOC: Landesbank Hessen- Thueringen, 1.45%, 06/04/08	10,229
15,800	Series F, Rev., VRDO, LOC: Societe Generale, 1.40%, 06/04/08	15,800
7,400	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 1.39%, 06/04/08	7,400
10,300	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, MBIA-IBC, 1.64%, 06/10/08	10,300
	New York Mortgage Agency, Homeowner Mortgage,
13,400	Series 122, Rev., VRDO., AMT, 1.60%, 06/03/08	13,400
32,700	Series 125, Rev., VRDO., AMT, 1.74%, 06/03/08	32,700
5,100	Series 135, Rev., VRDO., AMT, 1.35%, 06/03/08	5,100
9,075	Series 139, Rev., VRDO., AMT, 1.52%, 06/03/08	9,075
16,665	Series 150, Rev., VRDO., AMT, 1.40%, 06/03/08	16,665
	New York State Dormitory Authority,
10,232	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.65%, 06/05/08	10,231
28,037	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 1.65%, 06/05/08	28,037
11,175	Series PA-419, MBIA, 1.52%, 02/15/23	11,175
5,000	Series PA-449, Rev., VRDO, FSA, 1.61%, 06/10/08	5,000
17,100	Series PT-3675, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.61%, 06/10/08	17,100
12,000	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 1.20%, 06/03/08	12,000
	New York State Dormitory Authority, Mental Health Services,
25,980	Series Sub Series D-28, Rev., VRDO, FSA, 1.35%, 06/05/08	25,980
22,845	Series Sub Series D-2E, Rev., VRDO, 1.52%, 06/05/08	22,845
16,500	Series Sub Series D-2H, Rev., VRDO, 1.52%, 06/05/08	16,500
6,000	New York State Energy Research & Development Authority, Series Sub Series C-1, Rev., VRDO, LOC: Citibank N.A., 1.51%, 06/03/08	6,000
	New York State Environmental Facilities Corp.,
4,995	Series PA-174, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 1.64%, 06/08/08	4,995
11,600	Series ROCS-RR-II-R-10070, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.65%, 06/05/08	11,600
31,054	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.60%, 06/05/08	31,054
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/03/08	1,800
71,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/03/08	71,500
11,000	Series C, Rev., VRDO, LOC: Dexia Credit Local, 1.52%, 06/03/08	11,000
13,700	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.52%, 06/03/08	13,700
15,000	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/03/08	15,000
36,100	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.55%, 06/03/08	36,100
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/03/08	8,000
12,500	New York State Housing Finance Agency, 125 West 31st Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/04/08	12,500
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/03/08	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 1.62%, 06/03/08	4,200
12,500	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen- Thueringen, 1.51%, 06/03/08	12,500
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.51%, 06/04/08	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/03/08	3,200
22,300	New York State Housing Finance Agency, 900 Eighth Ave, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 05/15/35	22,300
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/03/08	5,900
9,250	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/03/08	9,250
56,350	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.70%, 06/03/08	56,350
37,400	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/03/08	37,400
11,000	New York State Housing Finance Agency, Kew Gardens Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.70%, 06/03/08	11,000
23,145	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.00%, 06/04/08	23,145
23,300	New York State Housing Finance Agency, Prospect Plaza Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.58%, 06/03/08	23,300
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 1.63%, 06/03/08	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.58%, 06/03/08	11,300
13,250	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/03/08	13,250
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.58%, 06/04/08	15,005
10,000	Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.58%, 06/03/08	10,000
	New York State Housing Finance Agency, West 38 Street,
6,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/03/08	6,000
12,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.51%, 06/04/08	12,000
3,800	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.70%, 06/03/08	3,800
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.58%, 06/03/08	5,500
	New York State Thruway Authority,
53,619	Series 1611, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.10%, 06/05/08	53,619
15,880	Series ROCS-RR-II-R-12114, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 1.64%, 06/05/08	15,880
15,200	New York State Urban Development Corp., Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 1.67%, 06/05/08	15,200
26,335	New York State Urban Development Corp., Correctional Facilities Service Contract, Series C, Rev., AMBAC, 6.00%, 01/01/29 (p)	27,036
12,350	New Yorl Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 1.45%, 06/04/08	12,350
10,000	Niagara Falls City School District, High School Facility, COP, MBIA-IBC, 5.38%, 06/15/28 (p)	10,110
	Onondaga County IDA, Solvay Paperboard Project,
4,000	Rev., VRDO, LOC: Citibank N.A., 1.65%, 06/03/08	4,000
12,080	Triborough Bridge & Tunnel Authority, Series PA-1090, Rev., VRDO, MBIA-IBC, 1.61%, 06/10/08	12,080
1,045	Triborough Bridge & Tunnel Authority, Gem, Series Sub Series B-3, Rev., VRDO, 1.40%, 06/03/08	1,045
10,000	Troy IDA, Rensselaer Polytechnic, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.35%, 06/05/08	10,000
25,810	Westchester County IDA, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.65%, 06/05/08	25,810

		3,069,335

	North Carolina — 2.3%
27,635	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 1.55%, 06/12/08	27,635
	Charlotte-Mechlenburg Hospital Authority,
35,855	Series F, Rev., VRDO, FSA, 1.52%, 06/06/08	35,855
15,645	Series K, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.52%, 06/12/08	15,645
29,380	City of Cary, Public Improvement, GO, VRDO, 1.53%, 06/11/08	29,380
31,585	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/11/08	31,585
9,595	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 1.55%, 06/12/08	9,595
6,235	City of Charlotte, Transit Projects, Phase II-F, COP, VRDO, 1.45%, 06/11/08	6,235
21,125	City of Charlotte, Water & Sewer Systems, Series B, Rev., VRDO, 1.55%, 06/06/08	21,125
1,300	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 1.63%, 06/11/08	1,300
	City of Greensboro, Enterprise Systems,
22,690	Series B, Rev., VRDO, 1.60%, 06/11/08	22,690
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VRDO, 1.53%, 06/04/08	5,000
	County of Union,
15,900	Series A, GO, VRDO, 1.52%, 06/03/08	15,900
13,615	Series B, GO, VRDO, 1.57%, 06/03/08	13,615
	Fayetteville Public Works Commission,
8,425	Rev., VRDO, FSA, 1.60%, 06/06/08	8,425
4,400	Series A, Rev., VRDO, FSA, 1.51%, 06/06/08	4,400
	Guilford County,
20,000	GO, VRDO, 1.55%, 06/11/08	20,000
32,685	Series B, GO, VRDO, 1.55%, 06/06/08	32,685
30,000	Series C, GO, VRDO, 1.55%, 06/11/08	30,000
	Mecklenburg County,
38,860	Series B, GO, VRDO, 1.58%, 06/06/08	38,860
5,000	Series C, GO, VRDO, LIQ: Bank of America N.A., 1.60%, 06/11/08	5,000
7,785	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/03/08	7,785
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.63%, 06/03/08	10,255
7,550	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/04/08	7,550
2,505	North Carolina Housing Finance Agency, Series 03- L44J, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity LLC, 2.31%, 06/04/08	2,505
4,950	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wachovia Bannk N.A., 1.65%, 06/03/08	4,950
	North Carolina Housing Finance Agency, Home Ownership,
12,470	Series 16-C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 1.70%, 06/03/08	12,470
1,000	Series 17-C, Rev., VRDO, LIQ: Bank of America N.A., 1.70%, 06/03/08	1,000
2,500	Series TR-18C, Rev., VRDO, LIQ: Bank of America N.A., 1.70%, 06/03/08	2,500
5,705	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VRDO, 1.60%, 06/04/08	5,705
	North Carolina Medical Care Commission, Duke University Health System,
48,550	Series B, Rev., VRDO, 1.53%, 06/03/08	48,550
30,650	Series C, Rev., VRDO, 1.53%, 06/03/08	30,650
7,100	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 1.53%, 06/04/08	7,100
23,815	North Carolina Medical Care Commission, Iredell Memorial Hospital, Rev., VRDO, LOC: Bank of America N.A., 1.25%, 06/03/08	23,815
2,000	North Carolina Medical Care Commission, Lincoln Health System Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.57%, 06/03/08	2,000
42,300	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 1.45%, 06/03/08	42,300
10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project, Rev., VRDO, 1.55%, 06/04/08	10,200
15,000	North Carolina Medical Care Commission, Union Regional Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.55%, 06/03/08	15,000
14,800	North Carolina State University at Raleigh, Series B, Rev., VRDO, 1.55%, 06/04/08	14,800
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 1.50%, 06/03/08	5,560
19,280	University of North Carolina, Series C, Rev., VRDO, 1.40%, 06/04/08	19,280
	University of North Carolina at Chapel Hill, University Hospital,
18,185	Series A, Rev., VRDO, 1.08%, 06/03/08	18,185
28,440	Series A, Rev., VRDO, 1.55%, 06/05/08	28,440
11,740	Series B, Rev., VRDO, 1.25%, 06/03/08	11,740
6,500	Wake County Industrial Facilities & Pollution Control Financing Authority, Rev., VRDO, LOC: Wachovia Bank N.A., 1.68%, 06/03/08	6,500

		713,770

	North Dakota — 0.1%
3,060	North Dakota State Housing Finance Agency, Series ROCS-II-R-140, Rev., VRDO, LIQ: Citibank N.A., 1.68%, 06/05/08	3,060
	North Dakota State Housing Finance Agency, Home Mortgage,
9,490	Series A, Rev., VRDO, 1.64%, 06/04/08	9,490
9,205	Series B, Rev., VRDO, 1.64%, 06/04/08	9,205
21,280	Series C, Rev., VRDO, 1.64%, 06/04/08	21,280

		43,035

	Ohio — 3.7%
18,600	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/06/08	18,600
7,196	Bank of New York Municipal Certificates Trust, Rev., VRDO, GNMA COLL, 1.70%, 06/12/08	7,196
	Buckeye Tobacco Settlement Financing Authority,
29,867	Series 2125, Rev., VRDO, 1.72%, 06/12/08	29,867
37,625	Series 2149, Rev., VRDO, 1.72%, 06/12/08	37,625
1,750	City of Cleveland, Waterworks, Series M, Rev., VRDO, FSA, 1.55%, 06/06/08	1,750
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project, Rev., VRDO, LOC: Fifth Third Bank, 1.70%, 06/06/08	1,500
11,375	Columbus Regional Airport Authority, Series MT-242, Rev., VRDO, 2.52%, 06/13/08	11,375
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 1.60%, 06/06/08	1,375
87,750	County of Cuyahoga, Hospital, Series MT-263, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/13/08	87,750
11,460	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007- 0013, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	11,460
12,005	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.78%, 06/04/09	12,005
28,000	Lancaster Port Authority, Rev., VRDO, 1.60%, 06/06/08	28,000
13,415	Lehman Brothers Pooled Municipal Trust Receipts, Series F8W, Regulation D, GO, VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	13,415
	Montgomery County, Catholic House,
9,675	Series B-1, Rev., VRDO, 1.45%, 06/03/08	9,675
16,300	Series B-2, Rev., VRDO, 1.65%, 06/03/08	16,300
	Montgomery County, Kettering Health,
79,475	Series A, Rev., VRDO, FSA, 1.43%, 06/03/08	79,475
50,000	Series B, Rev., VRDO, FSA, 1.43%, 06/03/08	50,000
20,000	Ohio Air Quality Development Authority, PCR, First Energy, Series A, Rev., VRDO, LOC: Keybank N.A., 1.63%, 06/04/08	20,000
	Ohio Air Quality Development Authority, PCR, Ohio Edison Co.,
4,400	Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.65%, 06/03/08	4,400
3,450	Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.70%, 06/03/08	3,450
20,000	Ohio Housing Finance Agency, Residential Mortgage Backed, Series F, Rev., VRDO, GNMA/FNMA, 1.75%, 06/03/08	20,000
24,600	Ohio Housing Finance Agency, Residential Mortgage-Backed, Series B, Rev., VRDO, AMT, 1.63%, 06/03/08	24,600
	Ohio Housing Finance Agency, Single Family Housing,
95	Series ROCS-RR-II-R-812, Rev., VRDO, LIQ: Bayerische Landesbank, 1.68%, 06/03/08	95
72,975	Series ROCS-RR-II-R-10318, Rev., VRDO, LIQ: Citigroup Financial Products, 1.67%, 06/05/08	72,975
3,400	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 1.61%, 06/05/08	3,400
19,285	Ohio State Water Development Authority, First Energy Gen Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.25%, 06/03/08	19,285
20,200	Ohio State Water Development Authority, First Energy Nuclear Project, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.90%, 06/04/08	20,200
35,355	Ohio State Water Development Authority, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 1.50%, 06/05/08	35,355
10,200	Ohio State Water Development Authority, Multimodal, Water Development Timken, Rev., VRDO, LOC: Northern Trust Co., 1.60%, 06/10/08	10,200
	Puttable Floating Option Tax- Exempt Receipts,
28,265	Series MT-513, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 2.38%, 06/10/08	28,265
51,340	Series MT-567, Rev., VRDO, MBIA, LOC: BH Finance LLC LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/10/08	51,340
43,655	Series PT-4513, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.63%, 06/10/08	43,655
68,000	Ross County, Hospital Improvement Facilities, Adena Project, Rev.,VAR, CIFG, 3.00%, 10/29/08	68,000
	State of Ohio,
16,540	Series PT-2137, GO, VRDO, 1.62%, 06/10/08	16,540
7,755	Series ROCS-RR-II-R-208, GO, VRDO, FSA, LIQ: Citigroup N.A., 1.65%, 06/05/08	7,755
28,020	State of Ohio, Higher Educational Facilities, Series ROCS-RR-II-R-12113, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 1.88%, 06/05/08	28,020
3,500	State of Ohio, Higher Educational Facilities Commission, Case Western Reserve, Series B-2, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/02/08	3,500
1,785	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 1.45%, 06/02/08	1,785
1,430	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 1.45%, 06/02/08	1,430
	State of Ohio, Solid Waste, BP Products North America,
4,000	Rev., VRDO, 1.45%, 06/02/08	4,000
80,200	Student Loan Funding Corp., Series A-2, Rev., VRDO, LIQ: Citibank N.A., 1.65%, 06/03/08 (e)	80,200
	Term Tender Custodial Receipts,
49,925	Rev., 2.65%, 10/01/33	49,981
54,850	Series AA, Rev., 2.60%, 10/09/08	54,875
13,885	Series L, Rev., 2.60%, 11/26/08	13,895
54,300	Series Z, Rev., 2.80%, 06/17/08	54,304

		1,158,873

	Oklahoma — 0.2%
21,650	DFA Municipal Trust, Series 2008-07, Rev., VRDO, MBIA, GTD STD LNS, LOC: Depfa Bank plc, 2.02%, 06/06/08	21,650
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.56%, 06/05/08	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VRDO, LOC: Bank of New York, 1.60%, 06/05/08	6,500
14,665	University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/03/08	14,665

		53,305

	Oregon — 1.7%
15,000	City of Portland, GO, TANS, 4.25%, 06/26/08	15,010
5,340	County of Clackamas, Series 2441, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.77%, 06/12/08	5,340
5,900	Oregon Health & Science University, OHSU Medical Group Project, Series A, Rev., VRDO, LOC: Bank of New York, 1.50%, 06/04/08	5,900
5,115	Oregon State Department of Administrative Services, State Lottery, Series PT-1394, Rev., VRDO, FSA, 1.63%, 06/10/08	5,115
	Oregon State Department of Transportation, Sub Lien,
73,600	Series B-2, Rev., VRDO, LIQ: Dexia Credit Local, 1.40%, 06/03/08	73,600
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VRDO, AMT, 1.70%, 06/05/08	10,000
15,000	Series I, Rev., VRDO, AMT, 1.70%, 06/04/08	15,000
7,465	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.63%, 06/05/08	7,465
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
35,000	Series F, Rev., VRDO, AMT, 1.95%, 06/05/08	35,000
5,000	Series L, Rev., VRDO, 1.70%, 06/04/08	5,000
22,400	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 1.75%, 06/03/08	22,400
13,445	Portland Housing Authority, Housing Authority Multi- Family, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, LOC: Wells Fargo Bank N.A., 1.70%, 06/03/08	13,445
34,990	Puttable Floating Option Tax- Exempt Receipts, Series MT- 572, Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 1.96%, 06/09/08	34,990
	State of Oregon,
16,200	Series 73-F, GO, VRDO, 1.50%, 06/04/08	16,200
80,000	Series A, GO, TAN, 4.50%, 06/30/08	80,053
21,600	State of Oregon, Veterans Welfare, Series 83, GO, VRDO, 1.50%, 06/04/08	21,600
	Term Tender Custodial Receipts,
50,000	Series AH, Rev., 2.65%, 10/29/08	50,030
50,000	Series AI, Rev., 2.65%, 10/29/08	50,031
63,200	Series AJ, Rev., 2.35%, 10/01/08	63,232

		529,411

	Other Territories — 4.5%
	ABN AMRO Munitops Certificate Trust,
15,010	Series 2001-21, GO, VRDO, MBIA, 1.72%, 06/05/08	15,010
9,995	Series 2002-03, Rev., VRDO, GNMA, 1.66%, 06/05/08	9,995
5,500	Series 2002-16, GO, VRDO, PSF-GTD, 1.65%, 06/05/08 (e)	5,500
9,345	Series 2003-06, Rev., VRDO, MBIA, 1.72%, 06/05/08	9,345
28,555	Series 2004-13, GO, VRDO, AMBAC, 1.72%, 06/05/08	28,555
11,250	Austin Trust Various States, Series 2008-1091, Rev., VRDO, FSA, LIQ: Bank of America N.A., 1.66%, 06/12/08	11,250
34,547	Clipper Tax Exempt Certificate Trust, Multi-State, Series 2007-40, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.77%, 06/12/08	34,547
570	Clipper Tax Exempt Trust, Series 1999-2, COP, VRDO, AMT, 1.77%, 06/12/08	570
	Clipper Tax-Exempt Certificate Trust, Multi-State,
22,275	Series 2005-15, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.77%, 06/12/08	22,275
11,422	Series 2005-30, Rev., VRDO, 1.77%, 06/12/08	11,422
125	Clipper Tax-Exempt Trust, Series 2002-09, COP, VRDO, LIQ: State Street Bank & Trust Co., 1.82%, 06/12/08	125
	Deutsche Bank Spears/Lifers Trust Various States,
14,915	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank A.G., 1.63%, 06/13/08	14,915
8,445	Series DB-295, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.63%, 06/13/08	8,445
10,785	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 1.63%, 06/13/08	10,785
47,460	Series DB-331, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.63%, 06/13/08	47,460
1,185	Lehman Brothers Pooled Municipal Trust Receipts, Series P10, Regulation D, Rev., VRDO, MBIA-IBC, LIQ: Lehman Liquidity Co., 2.83%, 06/11/08	1,185
	Lehman Municipal Trust Receipts,
13,520	Series F27W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.18%, 06/11/08	13,520
10,000	Series F31W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.18%, 06/11/08	10,000
8,600	Series F32W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	8,600
20,200	Series F9W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.18%, 06/11/08	20,200
97,350	Series P84W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 1.75%, 06/06/08	97,350
23,920	Series P85W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.75%, 06/06/08	23,920
23,405	Series P89W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 1.75%, 06/06/08	23,405
	Lehman Municipal Trust Recipts,
28,685	Series 119W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 1.75%, 06/06/08	28,685
15,200	Series F15W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.18%, 06/11/08	15,200
55,700	Series F28W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	55,700
	Puttable Floating Option Tax- Exempt Receipts,
33,710	Series EC-1068, GO, VRDO, AMBAC-TCRS-Bank of New York, 1.85%, 06/10/08	33,710
13,050	Series MT-389, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/10/08	13,050
22,285	Series MT-599, 1.60%, 01/01/29	22,285
8,220	Series PA-1511, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.69%, 06/10/08	8,220
38,620	Series PPT-0034, Mode A, FHLMC, LIQ: FHLMC, 1.86%, 12/01/29	38,620
52,050	Series PPT-1001, Class A, VRDO, FHLMC, LIQ: FHLMC, 1.83%, 03/01/40	52,050
34,200	Series PPT-1001, Class I, VRDO, FHLMC, LIQ: FHLMC, 1.83%, 03/01/40	34,200
16,280	Series PT-1001, Class C, Rev., FHLMC, LIQ: FHLMC, 1.83%, 03/01/40	16,280
242,100	Series PT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.86%, 06/10/08	242,100
285,760	Series PT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 1.85%, 06/10/08	285,760
9,995	Series PT-4174, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.63%, 06/10/08	9,995
1,650	Series PT-4291, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 2.52%, 06/10/08	1,650
18,820	Series PT-4303, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 1.62%, 06/10/08	18,820
29,390	Puttable Floating Option Tax- Exempt Receipts, SunAmerica Trust, Series 2001-02, Class A, Rev., VAR, LIQ: FHLMC, 2.17%, 06/10/08	29,390
9,100	Sun America Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.87%, 06/05/08	9,100
75,020	Wachovia Bank MERLOTS/Bruts Trust, Series 0N1, Rev., VRDO, 1.82%, 06/05/08	75,020

		1,418,214

	Pennsylvania — 4.1%
	ABN AMRO Munitops Certificate Trust,
21,210	Series 2001-12, GO, VRDO, MBIA, 2.62%, 06/05/08	21,210
18,435	Series 2004-09, Rev., VRDO, AMBAC, 1.72%, 06/05/08	18,435
31,000	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Series PT-878, Rev., VRDO, 1.09%, 06/03/08	31,000
	Allegheny County Hospital Development Authority,
10,500	Series 2493, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/12/08	10,500
28,965	Series PT-878, Rev., VRDO, FGIC, LOC: BH Finance LLC, LIQ: Helaba, 1.61%, 06/13/08	28,965
21,084	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series B-1, Rev., VRDO, 1.76%, 06/06/08	21,084
4,040	Berks County IDA, Kutztown University Foundation Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.63%, 06/06/08	4,040
12,890	Bucks County IDA, Law School Admission Council, Rev., VRDO, LOC: Allied Irish Bank plc, 1.55%, 06/06/08	12,890
4,150	Chester County Health & Educational Facilities Authority, Barclays Friends Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.54%, 06/11/08	4,150
8,000	Chester County IDA, University Student Housing LLC, Series A, Rev., VRDO, LOC: Citizens Bank, 1.60%, 06/12/08	8,000
75,000	City of Philapelphia, Multimodal, Series B, GO, VRDO, FSA, 1.62%, 06/03/08	75,000
	City of Philapelphia, Water & Wastewater Systems,
36,775	Rev., VRDO, FSA, 1.51%, 06/03/08	36,775
10,000	Series A, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.68%, 06/05/08	10,000
57,520	Series B, Rev., VRDO, FSA, 1.51%, 06/03/08	57,520
50,000	Clipper Tax-Exempt Certificate Trust, Series 2007- 30, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.67%, 06/12/08	50,000
37,450	County of Montgomery, Notes, GO, 3.00%, 06/01/09 (w)	37,834
	Delaware Valley Regional Financial Authority,
17,375	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 1.35%, 06/06/08	17,375
18,300	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 1.47%, 06/11/08	18,300
12,495	Series PA-1028, Rev., VRDO, 1.64%, 06/13/08	12,495
8,815	Series PT-749, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 1.62%, 06/13/08	8,815
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 1.60%, 06/12/08	11,700
11,600	Emmaus General Authority, Loan Project, Series A, Rev., VRDO, FSA, 1.65%, 06/12/08	11,600
15,405	Lancaster County Hospital Authority, Masonic Homes Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.30%, 06/06/08	15,405
30,650	Lehman Munical Trust Receipts, Various States, Series KL1, Regulation D, Rev., VRDO, LOC: Unicredito Italiano S.p.A., LIQ: Bayerische Hypo-Und Ver, 1.91%, 06/11/08	30,650
90,000	Lehman Municipal Trust Receipts, Various States, Series F2W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	90,000
13,330	Montgomery County IDA, PCR, Exelon Corp., Rev., VRDO, LOC: Wachovia Bank N.A., 1.58%, 06/04/08	13,330
	Montgomery County Redevlopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/05/08	4,710
1,900	Series T-2, Rev., VRDO, LIQ: FNMA, 1.65%, 06/05/08	1,900
10,000	Montgomery County Redevlopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/05/08	10,000
6,110	New Garden General Authority, Series II, Rev., VRDO, FSA, 1.55%, 06/05/08	6,110
6,400	North Wales Water Authority, Rev., VRDO, FSA, 1.50%, 06/03/08	6,400
2,500	Norwin School District, MERLOTS, Series D25, GO, VRDO, FSA, 1.68%, 06/04/08	2,500
36,215	Octorara Area School District, GO, VRDO, FSA, 1.62%, 06/03/08	36,215
50,000	Pennslyvania Higher Education Assistance Agency, Series A, Rev., VRDO, AMBAC, GTD STD LNS, 3.25%, 06/03/08	50,000
7,165	Pennsylvania Convention Center Authority, Series ROCS-RR-II-R-10189, Rev., VRDO, FGIC, LIQ: Citibank N.A., 1.73%, 06/05/08	7,165
45,325	Pennsylvania Economic Development Financing Authority, Series ROCS-RR- II-R-10049CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.66%, 06/05/08	45,325
2,470	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen- Thueringen, 1.62%, 06/04/08	2,470
21,325	Pennsylvania Higher Educational Facilities Authority, Series MT-042, Rev., VRDO, 1.61%, 06/10/08	21,325
3,700	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.50%, 06/03/08	3,700
8,000	Pennsylvania Higher Educational Facilities Authority, St. Josephs University, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 1.50%, 06/03/08	8,000
10,440	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Housing Project, Rev., VRDO, LOC: Citizens Bank, 1.55%, 06/05/08	10,440
19,730	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 2.00%, 06/10/08	19,730
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,000	Series 82-C, Rev., VRDO, AMT, 1.65%, 06/03/08	10,000
14,800	Series 83-B, Rev., VRDO, AMT, 1.75%, 06/03/08	14,800
13,045	Series 85-B, Rev., VRDO, 1.75%, 06/03/08	13,045
17,000	Series 85-C, Rev., VRDO, 1.75%, 06/03/08	17,000
12,600	Series 86-B, Rev., VRDO, 1.60%, 06/03/08	12,600
40,265	Series 87-B, Rev., VRDO, AMT, 1.70%, 06/03/08	40,265
2,000	Series 87-C, Rev., VRDO, AMT, 1.70%, 06/03/08	2,000
1,820	Series 90-C, Rev., VRDO, AMT, 1.75%, 06/03/08	1,820
26,600	Series 91-B, Rev., VRDO, AMT, 1.60%, 06/03/08	26,600
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VRDO, 1.60%, 06/03/08	12,300
4,100	Series B, Rev., VRDO, 1.67%, 06/03/08	4,100
39,000	Philadelphia School District, Series A, TRAN, GO, LOC: Bank of America N.A., 4.50%, 06/27/08	39,021
20,000	Pittsburgh & Allegheny County Sports & Exhibition Authority, Series A, Rev., VRDO, FSA, 1.63%, 06/03/08	20,000
19,005	Pittsburgh Urban Redevelopment Authority, Single Family Mortgage, Series PT-996, Rev., VRDO, 1.72%, 06/10/08	19,005
	Puttable Floating Option Tax- Exempt Receipts,
10,010	Series MT-439, GO, VRDO, FSA-CR, FGIC, LIQ: Bayerische Hypo-Und Ver, 1.60%, 06/03/08	10,010
20,000	Series MT-548, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.62%, 06/10/08	20,000
16,770	Series PT-4117, Rev., VRDO, AGC-ICC, AMBAC, LIQ: Merrill Lynch Capital Services, 1.63%, 06/10/08	16,770
20,000	RBC Municipal Products, Inc., Trust, Series C-5, Rev., VRDO, LOC: Royal Bank of Canada, 1.68%, 06/03/08	20,000
30,000	UBS Municipal Certificates, Various States, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 1.72%, 06/05/08	30,000
	University of Pittsburgh, University Capital Project,
31,000	Series B, Rev., VRDO, 1.63%, 06/03/08	31,000
6,000	Series C, Rev., VRDO, 1.45%, 06/03/08	6,000
6,500	Series C, Rev., VRDO, 1.66%, 06/03/08	6,500
10,000	Washington County Hospital Authority, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.62%, 06/05/08	10,000
3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements, Series C, Sub Series 96-C, Rev., VRDO, FSA, 1.63%, 06/05/08	3,700

		1,279,599

	Puerto Rico — 0.2%
19,000	Commonwealth of Puerto Rico, TRAN, VRDO, 4.25%, 07/16/08	19,026
14,850	Lehman Municipal Trust Receipts, Various States, Series 07-P37W, Regulation D, GO, VRDO, 1.88%, 06/12/08	14,850
350	Puerto Rico Public Finance Corp., Commonwealth App, Series 705-D, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.63%, 06/05/08	350
39,850	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.68%, 06/05/08	39,850

		74,076

	Rhode Island — 0.5%
12,600	Rhode Island Health & Educational Building Corp., Health Facilities, Home & Hospice, Rev., VRDO, LOC: Citizens Bank, 1.55%, 06/04/08	12,600
37,740	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 1.50%, 06/05/08	37,740
4,800	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VRDO, LOC: Fleet National Bank, 1.55%, 06/04/08	4,800
2,270	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 1.55%, 06/04/08	2,270
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
12,000	Series A, Rev., VRDO, LOC: Bank of America N.A., 1.65%, 06/04/08	12,000
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/04/08	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.80%, 06/03/08	7,000
19,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.75%, 06/03/08	19,900
4,550	Rhode Island Industrial Facilities Corp., Exxon-Mobil Project, Rev., VRDO, 1.50%, 06/03/08	4,550
	Rhode Island State & Providence Plantations,
45,000	GO, TAN, 3.75%, 06/30/08	45,027
9,000	Series 720, GO, VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 1.67%, 06/05/08	9,000
3,330	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VRDO, 1.65%, 06/04/08	3,330

		164,867

	South Carolina — 0.6%
3,000	Cherokee County, IDB, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 1.82%, 06/11/08	3,000
14,950	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 12/01/14	14,950
	Greenville County School District,
24,860	Series 982, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/12/08 (p)	24,860
26,205	Series A, GO, 4.00%, 06/02/08	26,206
14,445	Series C, GO, 4.00%, 06/02/08	14,445
15,805	Puttable Floating Option Tax- Exempt Receipts, Series PT- 4462, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.69%, 06/10/08	15,805
28,955	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 1.30%, 06/03/08	28,955
1,100	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/03/08	1,100
600	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VRDO, LOC: Bank of America N.A., 1.80%, 06/05/08	600
2,290	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 1.60%, 06/03/08	2,290
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank of New York, 1.70%, 06/03/08	4,600
4,875	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/03/08	4,875
960	South Carolina Jobs & EDA, Valley Proteins, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.70%, 06/05/08	960
	South Carolina Transportation Insfrastructure Bank,
32,185	Series 728, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.12%, 06/05/08	32,185
14,715	Series 1821, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	14,715

		189,546

	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
19,200	Series C-1, Rev., VRDO, 1.55%, 06/03/08	19,200
5,000	Series F, Rev., VRDO, 1.85%, 06/03/08	5,000
5,000	Series G, Rev., VRDO, 1.63%, 06/03/08	5,000

		29,200

	Tennessee — 1.7%
5,000	ABN AMRO Munitops Certificate Trust, Series 2002- 25, GO, VRDO, MBIA, 1.72%, 06/05/08	5,000
	Blount County Public Building Authority, Local Government Public Improvement,
16,550	Series A-4-A, Rev., VRDO, 1.49%, 06/06/08	16,550
74,800	Series D-3-A, Rev., VRDO, 1.49%, 06/06/08	74,800
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 1.45%, 06/06/08	19,110
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
52,205	Rev., VRDO, LOC: Bank of America N.A., 1.25%, 06/06/08	52,205
5,185	Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	5,185
17,355	County of Shelby, Series A, GO, VRDO, 1.55%, 06/05/08	17,355
13,280	Jackson Energy Authority, Rev., VRDO, FSA, 1.55%, 06/06/08	13,280
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/12/08	3,000
25,295	Johnson City Health & Educational Facilities Board, Series MT-241, Rev., VRDO, 1.67%, 06/13/08	25,295
34,055	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series A, Rev., VRDO, LOC: Regions Bank, 1.43%, 06/06/08	34,055
31,000	Lehman Municipal Trust Receipts, Series F6, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	31,000
	Lehman Municipal Trust Receipts, Various States,
12,735	Series 102W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	12,735
6,830	Series P76W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.11%, 06/11/08	6,830
18,990	Memphis Center City Revenue Finance Corp., Series PT-1220, Rev., VRDO, 1.78%, 06/13/08 (e)	18,990
14,475	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Wategrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.55%, 06/12/08	14,475
7,595	Metropolitan Government Nashville & Davidson County, Series PT-1526, Rev., VRDO, AMBAC, 1.66%, 10/01/19	7,595
35,000	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health & Educational Facilities Board, Rev., VRDO, 1.45%, 06/06/08	35,000
7,600	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project, Rev., VRDO, LOC: Suntrust Bank, 1.55%, 06/06/08	7,600
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
21,005	Series A-2, Rev., VRDO, 1.30%, 06/06/08	21,005
13,810	Series B, Rev., VRDO, 1.55%, 06/12/08	13,810
2,775	Metropolitan Government Nashville & Davidson County, IDA, L&S LLC Project, Rev., VRDO, LOC: Bank of New York, 1.70%, 06/12/08	2,775
15,000	Metropolitan Government Nashville & Davidson County, IDA, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	15,000
11,500	Metropolitan Government Nashville & Davidson County, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/12/08	11,500
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
44,195	Rev., VRDO, LOC: Bank of America N.A., 1.25%, 06/03/08	44,195
9,625	Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/05/08	9,625
12,475	Sevier County Public Building Authority, Local Government Public Improvement, Series VI-B-1, Rev., VRDO, 1.49%, 06/03/08	12,475
4,905	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 1.62%, 06/03/08	4,905
6,310	Signal Mountain Health, Educational & Housing Facility Board, Alexian Village, Rev., VRDO, FSA, 1.48%, 06/03/08	6,310

		541,660

	Texas — 8.8%
	ABN AMRO Munitops Certificate Trust,
17,990	Series 2005-45, Rev., VRDO, 1.65%, 06/12/08	17,990
9,945	Series 2006-54, GO, VRDO, PSF-GTD, 1.65%, 06/05/08	9,945
6,192	Series 2006-77, GO, VRDO, PSF-GTD, 1.65%, 06/05/08	6,192
19,010	Series 2007-14, GO, VRDO, MBIA, 1.72%, 06/12/08 (m)	19,010
37,480	Aldine Independent School District, School Buildings, GO, VRDO, PSF-GTD, 3.75%, 06/16/08	37,480
28,495	Austin Trust Various States, Series 2007-334, Rev., VRDO, LIQ: Bank of America N.A., 1.66%, 06/12/08	28,495
9,100	Bexar County Housing Finance Authority, Multi- Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 1.60%, 06/11/08	9,100
3,500	Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Rev., VRDO, LOC: Bank of New York, 1.40%, 06/06/08	3,500
14,400	Calhoun County Naval IDA, British Petroleum Co., Rev., VRDO, 1.40%, 06/06/08	14,400
1,200	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 1.64%, 06/11/08	1,200
12,900	Capital Area Housing Finance Corp., Series ROCS-RR-II-R- 773CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.78%, 06/12/08	12,900
24,425	City of Austin, Water & Wastewater, MERLOTS, Series LLL, Rev., VRDO, MBIA, 2.43%, 06/04/08	24,425
20,000	City of Dallas, Refinancing & Improvement, GO, 4.00%, 02/15/09	20,222
	City of Houston,
20,895	Series ROCS-RR-II-R-12050, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.88%, 06/12/08	20,895
20,100	Series ROCS-RR-II-R-12096, Rev., VRDO, MBIA, LIQ: Citigroup Global Markets, 1.88%, 06/12/08	20,100
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 1.63%, 06/11/08	17,500
36,300	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VRDO, AMT, FSA, 1.59%, 06/11/08	36,300
	City of Houston, First Lien,
25,000	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	25,000
6,000	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/12/08	6,000
11,100	City of Richardson, Refinancing & Improvement, GO, VRDO, 3.78%, 06/16/08	11,100
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 1.63%, 06/10/08 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 1.63%, 02/01/19 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 1.66%, 06/03/08	11,000
3,000	City of San Antonio, Municipal Drainage Utilities, Series 1089, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.77%, 06/05/08	3,000
6,435	City of San Antonio, Water, Series SG-159, Rev., VRDO, FSA, 1.63%, 06/05/08	6,435
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bends Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.65%, 06/11/08	8,719
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 1.35%, 06/06/08	19,040
14,480	Cypress-Fairbanks Independent School District, Series PZ-203, GO, VRDO, MBIA, PSF-GTD, LIQ: Wells Fargo Bank N.A., 1.64%, 06/13/08	14,480
24,735	Cypress-Fairbanks Independent School District, MERLOTS, Series C-12, GO, VRDO, PSF-GTD, 2.92%, 06/13/08	24,735
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 1.65%, 06/06/08	5,000
25,105	Deutsche Bank Spears/Lifers Trust Various States, Series DB-456, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 1.65%, 06/12/08	25,105
36,285	Dexia Credit Local Certificates Trust, Series 2008-062, GO, VRDO, PSF- GTD, LIQ: Dexia Credit Local, 1.94%, 06/12/08	36,285
102,185	DFA Municipal Trust, Series 2008-06, Rev., VRDO, LOC: Depfa Bank plc, 1.92%, 06/12/08	102,185
26,700	Eclipse Funding Trust, Solar Eclipse, Browns, Series 2006- 0068, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.63%, 06/13/08	26,700
11,105	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006- 0032, GO, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	11,105
11,805	Eclipse Funding Trust, Solar Eclipse, Harris, Series 2006- 0040, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	11,805
16,015	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.65%, 06/12/08	16,015
9,940	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006- 0056, GO, VRDO, MBIA, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/05/08	9,940
5,610	Eclipse Funding Trust, Solar Eclipse, North, Series 2006- 0058, GO, VRDO, MBIA- IBC, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	5,610
10,435	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007- 0040, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.64%, 06/12/08	10,435
24,419	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 1.56%, 06/12/08	24,419
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.73%, 06/06/08	5,000
	Greater Texas Student Loan Corp.,
39,350	Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.73%, 06/06/08	39,350
70,540	Gulf Coast Waste Disposal Authority, Amoco Oil, Rev., VRDO, 1.50%, 06/06/08	70,540
	Gulf Coast Waste Disposal Authority, ExxonMobil Project,
37,800	Rev., VRDO, 0.84%, 06/06/08	37,800
22,500	Rev., VRDO, 1.60%, 06/06/08	22,500
23,600	Series A, Rev., VRDO, 1.60%, 06/06/08	23,600
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.67%, 06/11/08	5,000
14,200	Harris County Flood Control District, Series B, GO, VRDO, 1.55%, 06/06/08	14,200
9,555	Harris County Health Facilities Development Corp., Series PT-2350, Rev., VRDO, 1.64%, 06/13/08	9,555
13,600	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/11/08	13,600
12,800	Harris County Housing Finance Corp., Multi-Family Housing, Floating Rate Trust Receipts, Series 3-D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	12,800
5,300	Harris County IDC, Rev., VRDO, 0.84%, 06/06/08	5,300
10,910	Harris County IDC, Exxon Project, Rev., VRDO, 1.31%, 06/06/08	10,910
4,600	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VRDO, LOC: Suntrust Bank N.A., 1.55%, 06/12/08	4,600
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VRDO, 1.63%, 06/13/08	29,245
28,620	Houston Independent School District, Series ROCS-RR-II- R-408, GO, VRDO, PSF- GTD, LIQ: Citibank N.A., 1.60%, 06/12/08	28,620
78,900	Katy Independent School District, Series C, GO, VRDO, PSF-GTD, 1.60%, 06/12/08	78,900
22,775	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 3.75%, 09/08/08	22,775
5,675	Leander Independent School District, Series ROCS-RR-II- R-2143, GO, VRDO, PSF- GTD, LIQ: Citigroup Financial Products, 1.60%, 06/12/08	5,675
51,025	Lehman Municipal Trust Receipts, Series F-110W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	51,025
17,000	Lewisville Independent School District, Series SGA- 134, GO, VRDO, LIQ: Societe Generale, 1.67%, 06/11/08 (e)	17,000
29,625	Lower Colorado River Authority, Series PA-590, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 1.63%, 06/11/08	29,625
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
3,425	Series A-2, Rev., VRDO, 1.50%, 06/06/08	3,425
5,000	Series B, Rev., VRDO, 1.60%, 06/06/08	5,000
20,070	Lufkin Health Facilities Development Corp., Memorial Health System East Texas, Rev., VRDO, LOC: Wachovia Bank N.A., 1.45%, 06/06/08	20,070
5,455	Mansfield Independent School District, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.67%, 06/11/08 (e)	5,455
22,815	Matagorda County Navigation District No. 1, Series 2656, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.82%, 06/12/08	22,815
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.67%, 06/04/08	5,290
27,625	Muniitops II, Series 2007-33, GO, VRDO, MBIA, 1.72%, 06/05/08	27,625
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.63%, 06/05/08	17,050
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.63%, 06/05/08	20,000
	North Texas Health Facility Development Corp.,
10,625	Series PT-913, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/10/08	10,625
7,790	Series PT-1411, Rev., VRDO, AMBAC, 1.66%, 06/10/08	7,790
22,855	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, FSA, 1.30%, 06/03/08	22,855
	North Texas Higher Education Authority,
10,000	Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.70%, 06/03/08	10,000
23,030	Series A, Rev., VRDO, GTD STD LNS, LOC: Bank of America N.A., 1.90%, 06/03/08	23,030
13,500	Series A-2, Class II, Rev., VRDO, GTD STD LNS, LOC: Depfa Bank plc, 1.75%, 06/04/08	13,500
14,165	Odessa, MERLOTS, Series D- 50, GO, VRDO, MBIA, 1.98%, 06/04/08	14,165
17,600	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 1.60%, 06/05/08	17,600
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Recipts, Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.67%, 06/04/08	11,735
	Puttable Floating Option Tax- Exempt Receipts,
14,185	Series MT-598, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.61%, 06/10/08	14,185
10,090	Series PA-1500, Rev., VRDO, GNMA COLL, LIQ: Merrill Lynch Capital Services, 1.69%, 06/10/08	10,090
9,320	Series PT-3974, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.63%, 06/03/08	9,320
10,080	Round Rock Independent School District, Series ROCS- RR-II-R-10145, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 1.60%, 06/05/08	10,080
13,115	San Antonio Housing Finance Corp., Series ROCS-RR-II-R- 13058CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.93%, 06/05/08	13,115
9,300	Southeast Texas Housing Finance Corp.Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 06/04/08	9,300
10,640	Spring Independent School District, MERLOTS, Series C-13, GO, VRDO, PSF-GTD, 2.92%, 06/10/08	10,640
374,500	State of Texas, GO, TRAN, 4.50%, 08/28/08	375,207
	State of Texas, College Student Loan,
2,460	GO, 3.75%, 08/01/08	2,466
36,545	GO, VRDO, 3.75%, 08/01/08	36,545
	State of Texas, EAGLE,
20,000	Series 2007-0082, Class A, GO, VRDO, LIQ: Bayerische Landesbank, 1.59%, 06/05/08	20,000
50,000	Series 2007-0090, Class A, GO, VRDO, LIQ: DZ Bank AG Deutsche, 1.59%, 06/05/08	50,000
	State of Texas, Veterans Housing Assistance Fund,
7,400	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 1.86%, 06/03/08	7,400
51,740	Series II-A, GO, VRDO, LIQ: Dexia Credit Local, 1.55%, 06/10/08	51,740
7,735	Series II-A, GO, VRDO, 1.63%, 06/04/08	7,735
19,770	Series II-A, GO, VRDO, 1.70%, 06/04/08	19,770
19,690	Series II-B, GO, VRDO, VA GTD, 1.70%, 06/03/08	19,690
13,555	Series II-B, GO, VRDO, 1.85%, 06/04/08	13,555
18,220	State of Texas, Veterans Land, GO, VRDO, 1.60%, 06/04/08	18,220
14,030	Strategic Housing Finance Corp., Series ROCS-RR-II-R- 700CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.75%, 06/05/08	14,030
8,065	Tarrant County Housing Finance Corp., Series ROCS- RR-II-R-11204, Rev., VRDO, GNMA COLL, LIQ: Citibank N.A., 1.68%, 06/05/08	8,065
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.56%, 06/04/08	8,700
14,250	Texas Department of Housing & Community Affairs, Multi- Family Housing, Lancaster Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 06/05/08	14,250
5,000	Texas Department of Housing & Community Affairs, Multi- Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 06/05/08	5,000
10,050	Texas Department of Housing & Community Affairs, Multi- Family Housing, Reading, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.63%, 06/03/08	10,050
8,000	Texas Department of Housing & Community Affairs, Multi- Family Housing, Terraces Cibolo, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/04/08	8,000
1,045	Texas Department of Housing & Community Affairs, Multi- Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 1.75%, 06/04/08	1,045
49,275	Texas Department of Housing & Community Affairs, Single Family Housing, Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.85%, 06/03/08	49,275
	Texas Department of Housing & Community Affairs, Single Family Mortgage,
10,100	Series B, Rev., VRDO, AMT, FSA, 1.80%, 06/03/08	10,100
18,000	Series H, Rev., VRDO, AMT, FHA/VA, 1.70%, 06/03/08	18,000
304,000	Texas Municipal Gas Acquisition & Supply Corp. I, Series 2131, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.79%, 06/05/08	304,000
31,965	Texas Municipal Gas Acquisition & Supply Corp. II, Series 2130, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.79%, 06/05/08	31,965
7,840	Texas State Affordable Housing Corp., Series ROCS- RR-II-R-10234, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citigroup Financial Products, 1.68%, 06/05/08	7,840
23,650	Tyler Health Facilities Development Corp., Mother Frances Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/03/08	23,650
	University of Texas,
13,500	Series B, Rev., VRDO, LIQ: University of Texas System Board of Regulations, 1.30%, 06/03/08	13,500
20,900	Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co., 1.45%, 06/03/08	20,900

		2,785,240

	Utah — 0.8%
50,000	Central Utah Water Conservancy District, Series A, Rev., VRDO, 1.65%, 06/11/08	50,000
6,000	County of Weber, IHC Health Care Services, Series A, Rev., VRDO, 1.30%, 06/03/08	6,000
25,625	DFA Municipal Trust, Series 2008-19, Rev., VRDO, AMBAC, GTD STD LNS, LOC: Depfa Bank plc, 2.02%, 06/06/08	25,625
11,515	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.63%, 06/03/08	11,515
	Utah Housing Corp., Single Family Mortgage,
23,560	Series 2, Rev., VRDO, 1.86%, 06/03/08	23,560
12,000	Series B-1, Rev., VRDO, LIQ: Depfa Bank plc, 1.83%, 06/04/08	12,000
11,550	Series C, Rev., VRDO, LIQ: Depfa Bank plc, 1.83%, 06/04/08	11,550
12,490	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.83%, 06/04/08	12,490
6,840	Series E-1, Class I, Rev., VRDO, 1.83%, 06/04/08	6,840
7,355	Series F, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.83%, 06/04/08	7,355
14,000	Series G-1, Class I, Rev., VRDO, 1.83%, 06/04/08	14,000
9,000	Series H, Rev., VRDO, LIQ: Depfa Bank plc, 1.83%, 06/04/08	9,000
13,830	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.83%, 06/04/08	13,830
	Utah Housing Finance Agency, Single Family Mortgage,
4,300	Series C-1, Class I, Rev., VRDO, 1.83%, 06/04/08	4,300
6,510	Series D-1, Rev., VRDO, AMT, 1.83%, 06/04/08	6,510
6,705	Series E-1, Class E, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 1.83%, 06/04/08	6,705
4,935	Series F-2, Class I, Rev., VRDO, 1.83%, 06/04/08	4,935
12,300	Utah Transit Authority, Series Sub Series A, Rev., VRDO, LOC: Fortis Bank N.V., 1.65%, 06/03/08	12,300
14,760	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/05/08	14,760

		253,275

	Vermont — 0.4%
18,420	Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Rev., VRDO, 1.50%, 06/03/08	18,420
6,635	Vermont Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.60%, 06/05/08	6,635
16,500	Vermont Housing Finance Agency, Series C, Rev., VRDO, AMT, FSA, 1.80%, 06/03/08	16,500
	Vermont Housing Finance Agency, Multiple Purpose Notes,
12,900	Series A, GO, AMT, 1.95%, 09/25/08	12,900
14,645	Series B, GO, AMT, 2.00%, 04/30/09	14,645
9,240	Vermont Housing Finance Agency, Singe Family, Series 24A, Rev., VRDO, AMT, FSA, 1.80%, 06/03/08	9,240
	Vermont Housing Finance Agency, Single Family,
11,200	Series 22, Rev., VRDO, AMT, FSA, 1.80%, 06/03/08	11,200
9,785	Series 21A, Rev., VRDO, AMT, FSA, 1.80%, 06/03/08	9,785
12,945	Vermony Housing Finance Agency, Single Family, Series 25A, Rev., VRDO, AMT, FSA, 1.80%, 06/03/08	12,945

		112,270

	Virginia — 1.3%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VRDO, LOC: Suntrust Bank, 1.60%, 06/11/08	8,000
7,545	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America, 1.55%, 06/12/08	7,545
17,955	Clipper Tax-Exempt Certificate Trust, Series 2005- 38, Rev., VRDO, 1.62%, 06/12/08	17,955
	Fairfax County IDA,
30,000	Series 2008B-1, Rev., LIQ: Inova Health System Foundation, 1.60%, 04/20/09	30,000
16,490	Series 2008C-1, Rev., LIQ: Inova Health System Foundation, 1.60%, 04/20/09	16,490
	Fairfax County IDA, Inova Health System Project,
20,600	Series A-1, Rev., VRDO, 1.53%, 06/11/08	20,600
45,860	Series C-2, Rev., VRDO, 1.53%, 06/11/08	45,860
9,000	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.56%, 06/12/08	9,000
10,345	Lehman Municipal Trust Receipts, Various States, Series F4, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	10,345
	Loudoun County IDA, Howard Hughes Medical,
31,405	Series C, Rev., VRDO, 1.60%, 06/11/08	31,405
21,905	Series D, Rev., VRDO, 1.60%, 06/11/08	21,905
23,225	Norfolk EDA, Sentara Healthcare, Series C, Rev., VRDO, FSA, 1.51%, 06/03/08	23,225
41,995	Puttable Floating Option Tax- Exempt Receipts, Series MT- 446, Rev., VRDO, LIQ: Bayerische Landesbank, 1.67%, 06/10/08	41,995
13,000	Roanoke IDA, Carilion Health System, Series A-1, Rev., VRDO, FSA, 1.30%, 06/03/08	13,000
21,575	Smyth County IDA, Mountain States Health Alliance, Series C, Rev., VRDO, LOC: Regions Bank, 1.43%, 06/03/08	21,575
5,000	University of Virginia, EAGLE, Series 2006-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 1.61%, 06/05/08	5,000
35,600	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 1.45%, 06/03/08	35,600
	Virginia Commonwealth Transportation Board,
5,591	Series 727, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.62%, 06/05/08 (e)	5,590
23,590	Series SG-137, Rev., VRDO, LIQ: Societe Generale, 1.63%, 06/10/08	23,590
	Virginia Public Building Authority,
13,300	Series D, Rev., VRDO, 1.55%, 06/03/08	13,300
4,860	Series ROCS-RR-II-R-4050, Rev., VRDO, LIQ: Citigroup Financial Products, 1.60%, 06/05/08	4,860
5,415	Virginia Resources Authority, Infrastructure, Series ROCS- RR-II-R-249, Rev., VRDO, LIQ: Citibank N.A., 1.60%, 06/05/08	5,415

		412,255

	Washington — 1.6%
10,750	ABN AMRO Munitops Certificate Trust, Series 2004- 08, GO, VRDO, AMBAC, 1.72%, 06/05/08	10,750
8,995	Chelan County Public Utility District No. 1, Series PA- 1047, Rev., VRDO, MBIA, 1.72%, 06/13/08 (w)	8,995
4,000	City of Seattle, Series SGA- 142, GO, VRDO, LIQ: Societe Generale, 1.67%, 06/04/08	4,000
19,885	City of Seattle, Drain & Wastewater Utilities, Municipal Securities Trust Receipts, Series SG-135, Rev., VRDO, MBIA, LIQ: Societe Generale, 1.63%, 06/10/08	19,885
11,690	City of Seattle, Municipal Light & Power, Series PT- 1421, Rev., VRDO, FSA, 1.63%, 06/10/08	11,690
13,200	City of Seattle, Municipal Light & Power, Municipal Securities Trust receipts, Series SGA-96, Rev., VRDO, MBIA, LIQ: Societe Generale, 1.50%, 06/03/08	13,200
18,825	City of Tacoma, Water Supply Systems, MERLOTS, Series 2003-B05, Rev., VRDO, MBIA, 1.98%, 06/04/08	18,825
11,360	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006- 0063, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 1.63%, 06/13/08	11,360
	Eclipse Funding Trust, Solar Eclipse, Washington,
15,545	Series 2005-0001, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.65%, 09/20/08	15,545
11,000	Series 2006-0009, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 1.62%, 06/12/08	11,000
6,995	Energy Northwest Electric, Series PT-734, Rev., VRDO, MBIA, 1.64%, 06/13/08	6,995
8,380	Grant County Public Utility District No. 2 Priest Rapids, Series ROCS-RR-II-R-4088, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.68%, 06/12/08	8,380
5,000	King County Schhol District No. 405 Bellevue, GO, 5.00%, 06/04/08	5,078
	King County, Sewer,
12,000	Series 1200, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/12/08	12,000
5,235	Series ROCS-RR-II-R-1028, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 1.65%, 06/12/08	5,235
	Lehman Municipal Trust Receipts, Various States,
13,760	Series F-101W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/06/08	13,760
21,690	Series P-98W, Regulation D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Lehman Liquidity Co., 2.08%, 06/13/08	21,690
8,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Fortis Bank N.V., 1.65%, 06/04/08	8,000
	Puttable Floating Option Tax- Exempt Receipts,
19,850	Series 4518, GO, VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.62%, 06/10/08	19,850
10,000	Series MT-453, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.61%, 06/10/08	10,000
885	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, U.S. Bank N.A., 1.65%, 06/04/08	885
9,790	Skagit County Public Hospital District No. 1, Series ROCS- RR-II-R-2126, GO, VRDO, BHAC-CR, MBIA, LIQ: Citigroup Financial Products, 1.65%, 06/05/08	9,790
11,800	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America, 1.60%, 06/04/08	11,800
3,900	Snohomish County Public Utility District No. 1, Series A-2, Rev., VRDO, FSA, 1.51%, 06/03/08	3,900
16,600	Snohomish County Public Utility District No. 1, Generation Systems, Series A, Rev., VRDO, FSA, 1.51%, 06/03/08	16,600
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 1.72%, 06/03/08	5,000
13,900	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, FSA, 1.40%, 06/03/08	13,900
4,000	Washington Health Care Facilities Authority, Swedish Health Services, Rev., VRDO, LOC: Citibank N.A., 1.65%, 06/03/08	4,000
	Washington State Housing Finance Commission, Multi- Family Housing,
26,730	Series ROCS-RR-II-R- 13059CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.93%, 06/05/08	26,730
44,695	Series ROCS-RR-II-R- 13060CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.93%, 06/05/08	44,695
2,545	Washington State Housing Finance Commission, Multi- Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.69%, 06/05/08	2,545
13,600	Washington State Housing Finance Commission, Multi- Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 06/05/08	13,600
29,240	Washington State Housing Finance Commission, Multi- Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.63%, 06/05/08	29,240
4,440	Washington State Housing Finance Commission, Multi- Family Housing, Woodland Retirement Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.00%, 06/03/08	4,440
18,680	Washington State Housing Finance Commission, Seattle Art Museum Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.25%, 06/03/08	18,680
10,700	Washington State Housing Finance Commission, Seattle Country Day School, Rev., VRDO, LOC: Bank of America N.A., 1.65%, 06/03/08	10,700
2,780	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.55%, 06/05/08	2,780
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank of America N.A., 1.56%, 06/03/08	25,000
15,850	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/03/08	15,850
10,160	Wells Fargo Stage Trust, Series 2008-5C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 1.66%, 06/05/08	10,160

		506,533

	West Virginia — 0.4%
19,535	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.64%, 06/12/08	19,535
15,365	Lehman Municipal Trust Receipts, Various States, Series F11W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	15,365
73,490	Puttable Floating Option Tax- Exempt Receipts, Series MT- 562, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 1.89%, 06/10/08	73,490
2,405	West Vriginia EDA, IDR, Genmark Services, Rev., VRDO, LOC: Bank of New York, 1.70%, 06/05/08	2,405

		110,795

	Wisconsin — 1.5%
17,370	ABN AMRO Munitops Certificate Trust, Series 2005- 25, Rev., VRDO, AMBAC, 2.62%, 06/05/08	17,370
21,000	City of Milwaukee, Series V8, GO, VRDO, 1.60%, 06/03/08	21,000
6,825	Dane County, Series ROCS- RR-II-R-2003, GO, VRDO, LIQ: Citigroup Financial Products, 1.61%, 06/12/08	6,825
22,890	Lehman Municipal Trust Receipts, Various States, Series P3W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.11%, 06/11/08	22,890
36,000	State of Wisconsin Operating Notes, Series, Rev., 4.50%, 06/16/08	36,011
	Wisconsin Health & Educational Facilities Authority,
27,015	Series PT-856, Rev., VRDO, MBIA, LIQ: Helaba, 1.61%, 06/10/08	27,015
9,295	Series PT-858, Rev., VRDO, MBIA, LIQ: Helaba, 1.77%, 06/10/08	9,295
10,765	Series PT-873, Rev., VRDO, AMBAC, 1.89%, 06/10/08	10,765
107,050	Series PT-917, Rev., VRDO, MBIA, LIQ: Helaba, 1.61%, 06/10/08	107,050
40,000	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VAR, 1.75%, 04/01/09	40,000
47,550	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A, Rev., VRDO, LOC: M&I Marshall & Ilsley, 1.08%, 06/03/08	47,550
	Wisconsin Health & Educational Facilities Authority, Gundersen Lutheran Hospital,
15,000	Series B, Rev., VRDO, FSA, 1.65%, 06/04/08	15,000
15,000	Series C, Rev., VRDO, FSA, 1.65%, 06/04/08	15,000
	Wisconsin Housing & EDA,
24,375	Series A, Rev., VRDO, 1.70%, 06/03/08	24,375
56,020	Series A, Rev., VRDO, 1.85%, 06/03/08	56,020
22,575	Series C, Rev., VRDO, 1.85%, 06/03/08	22,575
3,405	Series E, Rev., VRDO, FSA, 1.60%, 06/03/08	3,405
4,745	Series E, Rev., VRDO, 1.85%, 06/03/08	4,745

		486,891

	Wyoming — 0.7%
91,000	Campbell County IDR, Two Elk Partners Project, Rev., 3.65%, 06/12/08	91,000
20,790	Kemmerer, PCR, Exxon Project, Rev., VRDO, 0.84%, 06/06/08	20,790
	Lincoln County, PCR, Exxon Project,
17,800	Rev., VRDO, 1.13%, 06/06/08	17,800
16,010	Series A, Rev., VRDO, 0.84%, 06/06/08	16,010
900	Series A, Rev., VRDO, 1.31%, 06/06/08	900
15,950	Series B, Rev., VRDO, 0.84%, 06/06/08	15,950
7,695	Series C, Rev., VRDO, 0.84%, 06/06/08	7,695
3,700	Series C, Rev., VRDO, 1.31%, 06/06/08	3,700
13,350	Series D, Rev., VRDO, 0.84%, 06/06/08	13,350
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Finance, 1.65%, 06/03/08	10,600
	Sublette County, PCR, Exxon Project,
9,500	Rev., VRDO, 1.13%, 06/03/08	9,500
6,600	Series A, Rev., VRDO, 1.60%, 06/03/08	6,600
6,200	Series B, Rev., VRDO, 1.60%, 06/03/08	6,200
3,565	Unita County, PCR, Chevron USA, Inc. Project, Rev., VRDO, 1.50%, 06/03/08	3,565

		223,660

	Total Municipal Bonds (Cost $29,752,864)*	29,752,864

SHARES

	Municipal Commercial Paper — 4.9%
	California — 0.2%
	State of California,
30,000	1.55%, 06/10/08	30,000
14,000	1.56%, 06/05/08	14,000
30,000	1.81%, 06/02/08	30,000

		74,000

	Florida — 0.2%
31,000	City of Gainesville, 2.00%, 07/01/08	31,000
	Florida Local Government Finance Commission,
15,000	0.90%, 06/02/08	15,000
12,235	1.60%, 06/06/08	12,235
8,065	1.60%, 07/08/08	8,065
23,137	2.00%, 06/06/08	23,137
11,860	Florida Municipal Power Authority, 1.70%, 07/07/08	11,860

		101,297

	Georgia — 0.1%
24,523	Atlanta Georgia Airport, 2.20%, 06/30/08	24,523

	Hawaii — 0.1%
17,500	Honolulu City, 1.70%, 09/02/08	17,500

	Indiana — 0.2%
25,000	City of Indianapolis, 1.98%, 06/13/08	25,000
35,235	Indiana Development Finance Authority, 2.15%, 06/02/08	35,235

		60,235

	Kentucky — 0.1%
18,500	Kentucky Asset Liability Commission, 2.20%, 10/08/08	18,500

	Maryland — 0.1%
16,500	Maryland Health & Higher Educational Facilities Authority, 1.32%, 06/03/08	16,500

	Massachusetts — 0.1%
	Massachusetts State Building Authority,
20,800	1.80%, 06/11/08	20,800
5,200	2.15%, 06/11/08	5,200

		26,000

	Michigan — 0.1%
18,800	Michigan State Housing Development Authority, 1.50%, 06/02/08	18,800

	Minnesota — 0.1%
15,845	Regents of the University of Minnesota, 1.50%, 07/14/08	15,845

	Nebraska — 0.1%
28,000	Lincoln Nebraska, 1.60%, 07/10/08	28,000

	Nevada — 0.2%
6,500	Clark County, 1.95%, 09/03/08	6,500
18,500	Las Vegas, 1.37%, 07/08/08	18,500
18,000	Las Vegas Convention, 1.70%, 07/07/08	18,000

		43,000

	New Jersey — 0.1%
22,500	Rutgers University, 1.65%, 07/16/08 (m)	22,500

	New York — 0.1%
26,500	New York City, 1.95%, 08/07/08	26,500
	North Carolina — 0.3%
11,641	City of Charlotte, 3.54%, 06/11/08	11,641
	City of Charlotte, Water & Sewer,
14,363	1.10%, 08/06/08	14,363
26,076	1.90%, 08/06/08	26,076
39,505	2.00%, 08/06/08	39,505
12,546	3.24%, 07/09/08	12,546
11,788	3.54%, 07/09/08	11,788
19,236	3.61%, 06/03/08	19,236
12,250	University of North Carolina, Series C, Rev., VRDO, 2.25%, 08/06/08	12,250

		147,405

	Ohio — 0.2%
44,200	Cuyahoga County, 2.00%, 07/09/08	44,200
45,000	Ohio State University, 2.05%, 07/10/08	45,000

		89,200

	Oregon — 0.1%
18,000	Salem Oregon, 2.77%, 07/01/08	18,000

	Other Territories — 0.0% (g)
13,060	City of Charlotte, Water & Sewer, 2.64%, 07/24/08	13,060

	South Carolina — 0.2%
23,126	City of Cape Coral, 2.70%, 09/25/08	23,126
25,000	John Hopkins University, 1.40%, 07/09/08	25,000

		48,126

	Tennessee — 0.3%
15,000	Metropolitan Government Nashville & Davidson County, 1.65%, 07/15/08 (m)	15,000
30,000	State of Tennessee, 1.10%, 06/02/08	30,000
31,235	Vanderbilt University, 1.65%, 06/02/08	31,235

		76,235

	Texas — 0.8%
13,800	Bexar County, 2.25%, 06/25/08	13,800
21,700	City of San Antonio, 2.45%, 06/12/08	21,700
10,415	Port of Houston, 1.75%, 07/10/08	10,415
35,000	Texas Department of Transportation, 2.05%, 06/04/08	35,000
	Texas Housing Agency,
9,837	2.00%, 06/18/08	9,835
42,645	2.20%, 06/18/08	42,645
	Texas Municipal Power Agency,
46,700	1.37%, 07/09/08	46,700
10,300	1.40%, 06/02/08	10,300
11,500	Texas Public Finance Authority, 2.84%, 06/05/08	11,500
	University of Texas,
24,000	1.99%, 07/09/08	24,000
25,000	2.00%, 07/03/08	25,000
16,605	2.00%, 07/07/08	16,605
14,220	2.56%, 06/06/08	14,220

		281,720

	Utah — 0.4%
	Intermountain Power Agency,
89,500	1.55%, 08/06/08	89,500
48,900	2.00%, 07/07/08	48,900

		138,400

	Virginia — 0.1%
27,725	University of Virginia, 1.20%, 06/23/08	27,725

	Washington — 0.6%
	Metropolitan Washington Airports Authority,
36,100	1.50%, 07/08/08	36,100
93,500	1.60%, 06/05/08	93,500
	Port of Tacoma Washington,
51,000	1.50%, 08/08/08	51,000
13,000	2.00%, 07/09/08	13,000
3,000	University of Washington, 1.95%, 12/01/08	3,000

		196,600

	Wisconsin — 0.1%
23,375	State of Wisconsin, 2.00%, 07/07/08	23,375

	Total Municipal Commercial Paper (Cost $1,553,046)*	1,553,046

	Total Investments — 99.3% (Cost $31,305,910)*	31,305,910

	Other Assets in Excess of Liabilities — 0.7%	211,454

	NET ASSETS — 100.0%	$31,517,364

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

AGC	-	American Guarantee Corp.
AGC-ICC	-	AGC Insured Custody Certificates
AGY	-	Agency
AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
BAN	-	Bond Anticipation Note
BHAC	-	Berkshire Hathaway Assurance Corp.
CCRC	-	Congregate Care Retirement Center
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateral
COP	-	Certificate of Participation
CR	-	Custodial Receipts
EDA	-	Economic Development Authority
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
GTY	-	Guaranty
IBC	-	Insured Bond Certificates
IDA	-	Industrial Development Authority
IDB	-	Industrial Development Bank
IDR	-	Industrial Development Revenue
LIQ	-	Liquidity Agreement
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Insurance Association
MERLOTS	-	Municipal Exempt Receipts Liquidity Optional Tender
PCR	-	Pollution Control Revenue
PSF	-	Public School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RAN	-	Revenue Anticipation Note
Rev.	-	Revenue Bond
TAN	-	Tax Anticipation Note
TAW	-	Tax Anticipation Warrant
TCRS	-	Transferable Custodial Receipts
TRAN	-	Tax & Revenue Anticipation Note
VA	-	Veterans Administration
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2008.
VRDO	-	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2008.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMorgan Tax Free Money Market Fund
Level 1	$ -	$ -	$ -	$ -
Level 2	31,305,910	-	-	-
Level 3	-	-	-	-
Total	$ 31,305,910	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

July 25, 2008